UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® Total Bond K6 Fund

Annual Report
August 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

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You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Total Bond K6 Fund	0.25%	1.57%	1.36%

A   From May 25, 2017
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond K6 Fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Celso Muñoz and Ford O'Neil:
For the fiscal year ending August 31, 2023, the fund gained 0.25%, net of fees, versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to "plus" sectors - including high-yield bonds, leveraged loans and emerging markets debt - notably boosted relative performance given that these segments outperformed the benchmark. The fund had a shorter duration (less interest rate sensitivity), which also helped lift the relative result, given the steep rise in rates the past 12 months. An overweight in asset-backed securities, including collateralized loan obligations and loans backed by airline leases, provided another performance advantage. Among investment-grade securities, sector allocation was a meaningful contributor, led by an overweight to corporate credit, which bested the benchmark, and an underweight to mortgage-backed securities, which trailed it. Among corporate bonds, security selection was helpful as well. Individual standouts included AB InBev and Warner Bros. Discovery in the industrials segment and UBS in the financials segment. In contrast, an underweight in the industrials segment overall, and in technology specifically, detracted from the fund's performance versus the benchmark. Holdings in real estate investment trusts Brandywine Realty Trust and Hudson Pacific Properties also crimped the relative result.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (1.7)%
Futures and Swaps - 4.5%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 22.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.:
2.55% 12/1/33	339,000	258,666
3.8% 12/1/57	4,105,000	2,768,412
4.3% 2/15/30	559,000	521,192
5.15% 11/15/46	1,000,000	878,636
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,005,849
2.55% 3/21/31	1,065,000	876,694
3% 3/22/27	263,000	244,461
4.862% 8/21/46	1,250,000	1,100,040
5.012% 4/15/49	16,000	14,350
		7,668,300
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,919,626
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	6,526,000	5,746,156
4.908% 7/23/25	807,000	792,524
5.25% 4/1/53	2,499,000	1,978,113
5.375% 5/1/47	2,000,000	1,598,148
5.5% 4/1/63	2,499,000	1,963,200
5.75% 4/1/48	861,000	725,378
Comcast Corp. 6.45% 3/15/37	365,000	398,847
Discovery Communications LLC:
3.625% 5/15/30	708,000	621,822
4.65% 5/15/50	1,913,000	1,425,905
Fox Corp.:
4.03% 1/25/24	216,000	214,290
4.709% 1/25/29	312,000	300,980
5.476% 1/25/39	308,000	279,525
Magallanes, Inc.:
3.755% 3/15/27	973,000	912,594
4.054% 3/15/29	337,000	309,904
4.279% 3/15/32	8,816,000	7,779,587
5.05% 3/15/42	738,000	606,660
5.141% 3/15/52	1,091,000	869,646
Time Warner Cable LLC:
6.75% 6/15/39	545,000	527,197
7.3% 7/1/38	2,420,000	2,451,578
		29,502,054
Wireless Telecommunication Services - 0.2%
Millicom International Cellular SA 6.25% 3/25/29 (b)	1,440,000	1,314,576
Rogers Communications, Inc.:
3.2% 3/15/27	1,051,000	971,566
3.8% 3/15/32	917,000	784,286
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,184,743
3.875% 4/15/30	2,100,000	1,916,723
4.375% 4/15/40	269,000	231,176
4.5% 4/15/50	528,000	436,137
		6,839,207
TOTAL COMMUNICATION SERVICES		45,929,187
CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp. 3.5% 7/1/27	353,000	335,055
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30	156,000	145,294
AutoZone, Inc. 4% 4/15/30	1,110,000	1,027,082
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	140,221
3.75% 4/1/32	459,000	411,251
4.25% 4/1/52	1,870,000	1,479,335
4.45% 4/1/62	2,116,000	1,650,235
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	230,661
		5,084,079
TOTAL CONSUMER DISCRETIONARY		5,419,134
CONSUMER STAPLES - 1.6%
Beverages - 0.7%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,041,515
4.9% 2/1/46	4,500,000	4,186,121
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40	720,000	644,116
4.5% 6/1/50	1,000,000	892,368
4.75% 4/15/58	613,000	548,713
5.45% 1/23/39	800,000	812,094
5.55% 1/23/49	1,824,000	1,868,336
5.8% 1/23/59 (Reg. S)	1,933,000	2,026,930
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,662,700
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,225,369
3.45% 3/25/30	713,000	663,111
		17,571,373
Consumer Staples Distribution & Retail - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	487,798
6.6% 4/1/50	710,000	782,824
		1,270,622
Food Products - 0.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27	1,945,000	1,748,351
3% 5/15/32	1,955,000	1,543,851
3.625% 1/15/32	353,000	289,701
5.125% 2/1/28	735,000	714,335
5.5% 1/15/30	342,000	331,140
5.75% 4/1/33	6,515,000	6,200,549
		10,827,927
Tobacco - 0.4%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,047,353
4.25% 8/9/42	932,000	706,003
4.5% 5/2/43	632,000	492,531
4.8% 2/14/29	173,000	167,625
5.375% 1/31/44	1,137,000	1,055,734
5.95% 2/14/49	600,000	558,668
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,214,249
4.906% 4/2/30	1,500,000	1,412,616
5.282% 4/2/50	1,500,000	1,201,790
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (b)	1,564,000	1,512,468
6.125% 7/27/27 (b)	764,000	772,364
Reynolds American, Inc. 7.25% 6/15/37	75,000	78,833
		10,220,234
TOTAL CONSUMER STAPLES		39,890,156
ENERGY - 2.7%
Oil, Gas & Consumable Fuels - 2.7%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,058,820
3.85% 6/1/27	2,700,000	2,554,274
3.9% 2/1/25	525,000	510,217
5.85% 2/1/35	525,000	510,234
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	147,379
5.25% 6/15/37	1,911,000	1,742,423
5.4% 6/15/47	244,000	219,332
6.75% 11/15/39	200,000	207,369
Columbia Pipeline Group, Inc. 5.8% 6/1/45	10,000	9,261
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30 (b)	290,000	292,534
6.036% 11/15/33 (b)	781,000	789,005
6.497% 8/15/43 (b)	233,000	236,167
6.544% 11/15/53 (b)	420,000	429,326
6.714% 8/15/63 (b)	252,000	257,595
DCP Midstream Operating LP 5.125% 5/15/29	659,000	642,591
Energy Transfer LP:
3.75% 5/15/30	481,000	429,594
4.2% 9/15/23	145,000	144,928
4.95% 6/15/28	494,000	478,435
5% 5/15/50	2,089,000	1,719,528
5.25% 4/15/29	350,000	341,960
5.4% 10/1/47	1,023,000	881,160
5.8% 6/15/38	275,000	260,673
6% 6/15/48	1,279,000	1,182,290
6.125% 12/15/45	100,000	93,912
6.25% 4/15/49	241,000	230,711
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	2,912,953
Hess Corp.:
5.6% 2/15/41	549,000	516,168
5.8% 4/1/47	874,000	834,108
7.125% 3/15/33	201,000	219,044
7.3% 8/15/31	2,102,000	2,294,814
Kinder Morgan Energy Partners LP 6.55% 9/15/40	1,365,000	1,356,182
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	375,058
MPLX LP:
4.8% 2/15/29	175,000	168,621
4.875% 12/1/24	272,000	268,459
4.95% 9/1/32	1,463,000	1,382,123
5.5% 2/15/49	525,000	467,784
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	824,003
6.2% 3/15/40	700,000	691,404
6.45% 9/15/36	600,000	613,521
6.6% 3/15/46	807,000	830,540
7.5% 5/1/31	927,000	1,004,406
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,567,122
6.625% 8/15/37	350,000	348,682
7.375% 11/1/31	435,000	466,526
8.125% 9/15/30	1,083,000	1,202,066
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,535,413
6.35% 2/12/48	3,548,000	2,120,019
6.49% 1/23/27	570,000	497,120
6.5% 3/13/27	20,000	17,462
6.75% 9/21/47	5,720,000	3,511,451
6.84% 1/23/30	6,742,000	5,308,651
6.95% 1/28/60	989,000	606,010
7.69% 1/23/50	2,090,000	1,391,522
Phillips 66 Co. 3.85% 4/9/25	125,000	121,627
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,190,867
3.6% 11/1/24	266,000	258,961
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,526,388
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,529,660
4.3% 3/4/24	2,000,000	1,982,124
4.55% 6/24/24	70,000	69,249
4.65% 8/15/32	1,526,000	1,432,965
5.3% 8/15/52	346,000	311,534
5.4% 3/2/26	823,000	821,689
5.75% 6/24/44	35,000	33,120
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	182,448
Western Gas Partners LP:
4.5% 3/1/28	200,000	188,202
4.65% 7/1/26	138,000	133,467
4.75% 8/15/28	168,000	159,038
		66,642,289
FINANCIALS - 10.6%
Banks - 4.9%
Bank of America Corp.:
2.299% 7/21/32 (c)	1,880,000	1,482,667
3.705% 4/24/28 (c)	528,000	494,248
4.376% 4/27/28 (c)	10,000,000	9,599,035
5.015% 7/22/33 (c)	13,317,000	12,817,034
5.288% 4/25/34 (c)	5,000,000	4,879,039
Barclays PLC:
2.852% 5/7/26 (c)	1,652,000	1,561,342
4.375% 1/12/26	900,000	867,560
5.088% 6/20/30 (c)	1,421,000	1,301,935
5.2% 5/12/26	1,318,000	1,278,913
5.829% 5/9/27 (c)	2,370,000	2,348,270
6.224% 5/9/34 (c)	1,576,000	1,556,457
BNP Paribas SA 2.219% 6/9/26 (b)(c)	1,520,000	1,420,042
Citigroup, Inc.:
3.352% 4/24/25 (c)	953,000	935,341
4.3% 11/20/26	6,314,000	6,066,152
4.4% 6/10/25	1,638,000	1,597,216
4.412% 3/31/31 (c)	2,221,000	2,062,231
4.45% 9/29/27	4,372,000	4,179,028
4.91% 5/24/33 (c)	3,224,000	3,064,648
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)	517,000	438,427
First Citizens Bank & Trust Co. 6.125% 3/9/28	210,000	210,951
HSBC Holdings PLC 4.95% 3/31/30	298,000	286,715
Intesa Sanpaolo SpA:
4.198% 6/1/32 (b)(c)	242,000	184,430
5.017% 6/26/24 (b)	200,000	195,555
5.71% 1/15/26 (b)	3,773,000	3,619,457
JPMorgan Chase & Co.:
2.956% 5/13/31 (c)	880,000	748,018
3.882% 7/24/38 (c)	1,000,000	843,143
4.323% 4/26/28 (c)	5,000,000	4,807,801
4.452% 12/5/29 (c)	5,500,000	5,242,944
4.493% 3/24/31 (c)	3,000,000	2,843,721
4.586% 4/26/33 (c)	2,682,000	2,508,064
4.912% 7/25/33 (c)	9,234,000	8,880,724
5.299% 7/24/29 (c)	2,500,000	2,485,719
5.717% 9/14/33 (c)	2,700,000	2,698,458
NatWest Group PLC:
3.073% 5/22/28 (c)	951,000	857,464
5.847% 3/2/27 (c)	3,394,000	3,373,851
Rabobank Nederland 4.375% 8/4/25	500,000	484,639
Societe Generale:
1.038% 6/18/25 (b)(c)	3,800,000	3,634,130
1.488% 12/14/26 (b)(c)	1,953,000	1,750,053
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,337,767
5.625% 8/23/27	1,253,000	1,185,191
Wells Fargo & Co.:
3.526% 3/24/28 (c)	2,047,000	1,904,575
4.478% 4/4/31 (c)	3,026,000	2,830,986
4.897% 7/25/33 (c)	4,711,000	4,432,754
5.013% 4/4/51 (c)	2,880,000	2,600,570
5.389% 4/24/34 (c)	2,133,000	2,077,558
5.574% 7/25/29 (c)	2,500,000	2,489,646
Westpac Banking Corp. 4.11% 7/24/34 (c)	744,000	651,792
		123,116,261
Capital Markets - 2.4%
Ares Capital Corp. 3.875% 1/15/26	2,603,000	2,434,734
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,665,083
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,049,257
5.882% 7/8/31 (c)	5,000,000	4,535,874
6.72% 1/18/29 (c)	980,000	992,208
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (c)	1,922,000	1,519,245
3.102% 2/24/33 (c)	4,272,000	3,553,197
3.691% 6/5/28 (c)	4,660,000	4,362,476
3.75% 5/22/25	525,000	507,460
3.8% 3/15/30	3,630,000	3,301,969
3.814% 4/23/29 (c)	1,025,000	948,437
4.017% 10/31/38 (c)	1,000,000	831,540
4.223% 5/1/29 (c)	2,500,000	2,355,387
6.75% 10/1/37	278,000	294,724
Moody's Corp.:
3.25% 1/15/28	10,000	9,325
3.75% 3/24/25	1,044,000	1,015,998
4.875% 2/15/24	5,000	5,000
Morgan Stanley:
3.125% 7/27/26	1,450,000	1,356,892
3.622% 4/1/31 (c)	2,099,000	1,865,229
4.431% 1/23/30 (c)	2,242,000	2,129,121
4.889% 7/20/33 (c)	5,947,000	5,633,585
5% 11/24/25	4,060,000	3,998,516
5.449% 7/20/29 (c)	1,318,000	1,310,264
UBS Group AG:
1.494% 8/10/27 (b)(c)	1,190,000	1,046,412
2.593% 9/11/25 (b)(c)	2,086,000	2,011,349
3.75% 3/26/25	1,200,000	1,159,234
3.869% 1/12/29 (b)(c)	1,570,000	1,443,319
4.125% 9/24/25 (b)	500,000	482,370
4.194% 4/1/31 (b)(c)	2,010,000	1,809,859
4.55% 4/17/26	388,000	375,496
6.537% 8/12/33 (b)(c)	5,000,000	5,192,834
		61,196,394
Consumer Finance - 1.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,260,807
2.45% 10/29/26	868,000	780,980
2.875% 8/14/24	1,196,000	1,159,588
3% 10/29/28	909,000	787,705
3.3% 1/30/32	2,872,000	2,333,891
4.45% 4/3/26	561,000	540,439
5.75% 6/6/28	2,000,000	1,982,535
6.5% 7/15/25	731,000	734,481
Ally Financial, Inc.:
1.45% 10/2/23	462,000	459,669
4.75% 6/9/27	2,500,000	2,343,383
5.125% 9/30/24	465,000	457,828
5.75% 11/20/25	1,560,000	1,513,152
5.8% 5/1/25	1,072,000	1,055,917
7.1% 11/15/27	2,060,000	2,087,013
8% 11/1/31	549,000	567,653
Capital One Financial Corp.:
2.636% 3/3/26 (c)	1,062,000	1,003,707
3.273% 3/1/30 (c)	1,358,000	1,165,438
3.65% 5/11/27	2,746,000	2,553,770
3.8% 1/31/28	877,000	804,169
4.927% 5/10/28 (c)	2,786,000	2,680,036
4.985% 7/24/26 (c)	1,448,000	1,415,320
5.247% 7/26/30 (c)	2,210,000	2,102,345
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,265,605
4.1% 2/9/27	284,000	263,467
4.5% 1/30/26	803,000	771,370
6.7% 11/29/32	361,000	359,288
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,075,158
5.584% 3/18/24	1,113,000	1,106,967
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,717,840
4.375% 3/19/24	1,056,000	1,043,251
5.15% 3/19/29	1,958,000	1,795,815
		47,188,587
Financial Services - 1.0%
Blackstone Private Credit Fund:
4.7% 3/24/25	3,937,000	3,826,844
7.05% 9/29/25	1,775,000	1,787,282
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,025,691
4.05% 7/1/30	1,055,000	953,098
4.125% 5/15/29	1,000,000	909,633
Corebridge Financial, Inc.:
3.5% 4/4/25	445,000	427,628
3.65% 4/5/27	1,551,000	1,459,011
3.85% 4/5/29	623,000	570,139
3.9% 4/5/32	4,241,000	3,708,285
4.35% 4/5/42	169,000	133,701
4.4% 4/5/52	498,000	385,190
Jackson Financial, Inc.:
3.125% 11/23/31	194,000	152,487
5.17% 6/8/27	682,000	668,472
5.67% 6/8/32	734,000	699,116
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)	5,175,000	5,140,463
Pine Street Trust I 4.572% 2/15/29 (b)	1,030,000	944,021
Pine Street Trust II 5.568% 2/15/49 (b)	1,000,000	875,473
		24,666,534
Insurance - 0.4%
American International Group, Inc.:
2.5% 6/30/25	1,934,000	1,830,679
5.125% 3/27/33	1,500,000	1,450,881
Five Corners Funding Trust II 2.85% 5/15/30 (b)	2,287,000	1,957,936
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	656,414
Pacific LifeCorp 5.125% 1/30/43 (b)	950,000	866,625
Pricoa Global Funding I 5.375% 5/15/45 (c)	1,045,000	1,021,731
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)	400,000	378,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)	80,000	78,125
Unum Group:
3.875% 11/5/25	50,000	47,738
4% 6/15/29	852,000	780,950
		9,069,079
TOTAL FINANCIALS		265,236,855
HEALTH CARE - 1.1%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30	828,000	829,146
5.25% 3/2/33	934,000	929,144
5.6% 3/2/43	888,000	871,324
5.65% 3/2/53	441,000	437,183
5.75% 3/2/63	804,000	793,986
		3,860,783
Health Care Providers & Services - 0.7%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,429,657
2.625% 8/1/31	800,000	636,423
3.375% 2/15/30	815,000	697,474
4.25% 12/15/27	880,000	823,159
4.625% 12/15/29	3,670,000	3,374,565
Cigna Group:
3.05% 10/15/27	500,000	460,856
4.8% 8/15/38	550,000	507,000
CVS Health Corp.:
3% 8/15/26	125,000	117,098
3.625% 4/1/27	375,000	354,944
4.78% 3/25/38	2,092,000	1,873,507
5% 1/30/29	801,000	789,145
5.25% 1/30/31	329,000	325,103
HCA Holdings, Inc.:
3.5% 9/1/30	709,000	619,259
3.625% 3/15/32	195,000	167,714
5.625% 9/1/28	1,054,000	1,051,730
5.875% 2/1/29	981,000	987,049
Humana, Inc. 3.7% 3/23/29	585,000	541,620
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,505,445
Toledo Hospital 5.325% 11/15/28	319,000	255,104
		16,516,852
Pharmaceuticals - 0.2%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	3,209,000	3,107,858
Elanco Animal Health, Inc. 6.65% 8/28/28 (c)	194,000	191,333
Mylan NV 4.55% 4/15/28	450,000	423,668
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,294,938
Viatris, Inc.:
2.7% 6/22/30	1,003,000	814,568
3.85% 6/22/40	437,000	305,859
		6,138,224
TOTAL HEALTH CARE		26,515,859
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)	1,040,000	1,016,920
The Boeing Co.:
5.04% 5/1/27	171,000	169,118
5.15% 5/1/30	5,723,000	5,630,485
5.705% 5/1/40	720,000	699,973
5.805% 5/1/50	700,000	681,020
5.93% 5/1/60	720,000	695,000
		8,892,516
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.375% 7/1/25	1,294,000	1,232,836
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (b)	380,000	370,661
4.25% 4/15/26 (b)	290,000	273,487
4.375% 5/1/26 (b)	880,000	829,572
5.25% 5/15/24 (b)	730,000	720,675
6.375% 5/4/28 (b)	4,704,000	4,666,166
		6,860,561
TOTAL INDUSTRIALS		16,985,913
INFORMATION TECHNOLOGY - 0.8%
Electronic Equipment, Instruments & Components - 0.0%
Dell International LLC/EMC Corp.:
6.1% 7/15/27	316,000	323,072
6.2% 7/15/30	418,000	430,166
		753,238
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (b)	351,000	304,392
2.45% 2/15/31 (b)	3,421,000	2,757,988
2.6% 2/15/33 (b)	8,032,000	6,209,796
3.5% 2/15/41 (b)	2,410,000	1,765,508
3.75% 2/15/51 (b)	1,131,000	811,098
		11,848,782
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,130,881
2.3% 3/25/28	1,961,000	1,725,637
2.8% 4/1/27	1,423,000	1,307,062
2.875% 3/25/31	2,460,000	2,078,391
		6,241,971
TOTAL INFORMATION TECHNOLOGY		18,843,991
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC:
6.35% 11/15/28	1,024,000	1,026,639
6.55% 11/15/30	1,038,000	1,038,511
6.7% 11/15/33	607,000	609,553
		2,674,703
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.3%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	829,514
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	121,149
3.625% 4/15/32	681,000	583,430
Boston Properties, Inc.:
3.25% 1/30/31	792,000	644,744
4.5% 12/1/28	605,000	558,268
6.75% 12/1/27	1,120,000	1,143,898
Corporate Office Properties LP:
2.25% 3/15/26	348,000	314,299
2.75% 4/15/31	235,000	181,122
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	221,478
3.5% 8/1/26	270,000	252,052
Healthpeak OP, LLC:
3.25% 7/15/26	113,000	106,877
3.5% 7/15/29	129,000	115,848
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,122,405
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	913,138
Kite Realty Group Trust 4.75% 9/15/30	79,000	72,315
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	306,664
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	7,742,000	5,778,382
3.375% 2/1/31	701,000	566,204
3.625% 10/1/29	1,155,000	978,672
4.75% 1/15/28	3,349,000	3,144,991
4.95% 4/1/24	2,400,000	2,386,954
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	200,600
Realty Income Corp.:
2.2% 6/15/28	172,000	149,274
2.85% 12/15/32	211,000	171,010
3.25% 1/15/31	213,000	184,187
3.4% 1/15/28	320,000	296,790
Simon Property Group LP 2.45% 9/13/29	333,000	281,847
Store Capital Corp.:
2.75% 11/18/30	424,000	311,051
4.625% 3/15/29	315,000	271,121
Sun Communities Operating LP:
2.3% 11/1/28	341,000	286,683
2.7% 7/15/31	880,000	698,706
Ventas Realty LP:
3% 1/15/30	1,531,000	1,304,400
3.5% 2/1/25	1,265,000	1,216,722
4% 3/1/28	218,000	202,513
4.75% 11/15/30	2,100,000	1,969,396
VICI Properties LP:
4.375% 5/15/25	176,000	171,109
4.75% 2/15/28	1,390,000	1,321,803
4.95% 2/15/30	2,092,000	1,967,735
5.125% 5/15/32	485,000	449,507
Vornado Realty LP 2.15% 6/1/26	374,000	323,280
WP Carey, Inc.:
3.85% 7/15/29	246,000	221,472
4% 2/1/25	395,000	384,554
4.6% 4/1/24	1,250,000	1,240,180
		33,966,344
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 11/15/27	421,000	346,544
4.1% 10/1/24	995,000	950,001
4.55% 10/1/29	260,000	203,165
7.55% 3/15/28	1,521,000	1,426,178
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	859,371
Tanger Properties LP:
2.75% 9/1/31	897,000	667,286
3.125% 9/1/26	2,775,000	2,518,237
		6,970,782
TOTAL REAL ESTATE		40,937,126
UTILITIES - 1.1%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,241,665
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,840,796
3.743% 5/1/26	1,337,000	1,255,584
Duke Energy Corp. 2.45% 6/1/30	565,000	469,983
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	276,000	219,963
2.775% 1/7/32 (b)	935,000	721,438
Edison International 5.75% 6/15/27	2,985,000	2,991,313
Entergy Corp. 2.8% 6/15/30	580,000	489,066
Exelon Corp.:
3.35% 3/15/32	389,000	334,228
4.05% 4/15/30	7,865,000	7,267,212
4.1% 3/15/52	288,000	222,834
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	167,365
		17,221,447
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.:
3.3% 7/15/25 (b)	3,530,000	3,356,570
3.95% 7/15/30 (b)	2,288,000	2,033,694
		5,390,264
Multi-Utilities - 0.2%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,500,804
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,502,951
Puget Energy, Inc.:
4.1% 6/15/30	683,000	610,881
4.224% 3/15/32	1,329,000	1,171,051
		5,785,687
TOTAL UTILITIES		28,397,398
TOTAL NONCONVERTIBLE BONDS (Cost $606,393,373)		557,472,611

U.S. Treasury Obligations - 35.7%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	8,834,000	5,471,214
1.75% 8/15/41	11,769,000	7,907,757
1.875% 11/15/51	34,881,000	21,432,739
2% 11/15/41	11,400,000	7,976,883
2% 8/15/51	38,514,000	24,451,877
2.25% 2/15/52	24,090,000	16,251,340
2.875% 5/15/52	20,540,000	15,944,977
3% 2/15/47	24,645,000	19,591,812
3.25% 5/15/42	9,100,000	7,770,902
3.625% 2/15/53	14,392,000	12,966,293
3.625% 5/15/53	45,971,000	41,460,096
4.125% 8/15/53	26,241,000	25,888,387
U.S. Treasury Notes:
0.75% 8/31/26	433,000	387,653
2.75% 4/30/27	700,000	660,707
2.75% 8/15/32	43,025,000	38,619,980
2.875% 4/30/29	5,411,700	5,036,898
2.875% 5/15/32	2,750,400	2,499,533
3.375% 5/15/33	60,800,000	57,275,500
3.5% 1/31/30	25,000,000	23,981,445
3.5% 4/30/30	20,000,000	19,175,000
3.5% 2/15/33	92,000,000	87,615,625
3.625% 5/31/28	124,200,000	120,794,195
3.625% 3/31/30	20,000,000	19,318,750
3.75% 6/30/30	15,000,000	14,594,531
3.875% 1/15/26	100,000	98,109
3.875% 9/30/29	25,000,000	24,499,024
3.875% 11/30/29	29,650,000	29,055,842
3.875% 12/31/29	100,000,000	97,988,281
3.875% 8/15/33	458,000	449,842
4% 2/15/26	1,500,000	1,476,328
4% 2/29/28	600,000	592,617
4% 6/30/28	20,000,000	19,760,938
4% 2/28/30	40,000,000	39,490,625
4.125% 7/31/28 (d)	52,000,000	51,695,312
4.375% 10/31/24	1,400,000	1,385,508
4.375% 8/31/28 (e)	25,000,000	25,154,297
4.625% 2/28/25	1,500,000	1,489,629
4.625% 3/15/26	1,740,000	1,738,709
TOTAL U.S. TREASURY OBLIGATIONS (Cost $974,032,666)		891,949,155

U.S. Government Agency - Mortgage Securities - 19.3%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.1%
12 month U.S. LIBOR + 1.360% 3.932% 10/1/35 (c)(f)	2,895	2,908
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (c)(f)	678	680
12 month U.S. LIBOR + 1.460% 3.846% 1/1/35 (c)(f)	4,908	4,932
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (c)(f)	199	201
12 month U.S. LIBOR + 1.550% 5.215% 5/1/44 (c)(f)	670	676
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (c)(f)	1,693	1,711
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (c)(f)	5,439	5,468
12 month U.S. LIBOR + 1.570% 4.164% 4/1/44 (c)(f)	2,052	2,069
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (c)(f)	1,117	1,129
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (c)(f)	751	756
12 month U.S. LIBOR + 1.620% 4.537% 5/1/35 (c)(f)	1,364	1,374
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (c)(f)	373	379
12 month U.S. LIBOR + 1.630% 4.911% 11/1/36 (c)(f)	2,282	2,298
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (c)(f)	7,512	7,664
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (c)(f)	221	224
12 month U.S. LIBOR + 1.680% 4.653% 7/1/43 (c)(f)	11,299	11,423
12 month U.S. LIBOR + 1.700% 5.189% 6/1/42 (c)(f)	9,090	9,203
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (c)(f)	5,221	5,293
12 month U.S. LIBOR + 1.750% 4.454% 7/1/35 (c)(f)	3,641	3,667
12 month U.S. LIBOR + 1.750% 4.579% 8/1/41 (c)(f)	2,111	2,135
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (c)(f)	12,086	12,202
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (c)(f)	26,420	26,767
12 month U.S. LIBOR + 1.800% 4.505% 12/1/40 (c)(f)	41,424	42,090
12 month U.S. LIBOR + 1.800% 6.05% 7/1/41 (c)(f)	3,555	3,604
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (c)(f)	438	443
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (c)(f)	2,936	3,003
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (c)(f)	15,699	15,884
12 month U.S. LIBOR + 1.810% 6.05% 7/1/41 (c)(f)	5,793	5,880
12 month U.S. LIBOR + 1.820% 4.295% 2/1/35 (c)(f)	1,877	1,891
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (c)(f)	2,463	2,436
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (c)(f)	9,432	9,518
12 month U.S. LIBOR + 1.890% 5.057% 8/1/35 (c)(f)	8,246	8,324
12 month U.S. LIBOR + 1.950% 5.771% 7/1/37 (c)(f)	2,157	2,193
6 month U.S. LIBOR + 1.530% 4.461% 12/1/34 (c)(f)	374	373
REFINITIV USD IBOR CONSUMER CA + 1.500% 4.724% 1/1/35 (c)(f)	1,401	1,403
REFINITIV USD IBOR CONSUMER CA + 1.510% 7.023% 2/1/33 (c)(f)	186	187
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.074% 9/1/33 (c)(f)	12,523	12,659
REFINITIV USD IBOR CONSUMER CA + 1.620% 4.293% 3/1/33 (c)(f)	4,705	4,728
REFINITIV USD IBOR CONSUMER CA + 1.740% 5.467% 5/1/36 (c)(f)	2,627	2,658
REFINITIV USD IBOR CONSUMER CA + 1.960% 4.424% 9/1/35 (c)(f)	191	193
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.546% 7/1/36 (c)(f)	1,187	1,197
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (c)(f)	587	592
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (c)(f)	987	1,005
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.404% 10/1/33 (c)(f)	993	1,012
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.33% 7/1/34 (c)(f)	1,310	1,329
1.5% 11/1/35 to 6/1/51 (g)	10,378,264	8,243,394
2% 2/1/28 to 3/1/52 (g)	37,334,784	31,263,500
2.5% 1/1/28 to 1/1/52 (e)	53,335,848	45,295,105
3% 2/1/31 to 2/1/52 (e)	28,949,424	25,830,437
3.5% 9/1/33 to 3/1/52	8,968,647	8,232,196
4% 3/1/36 to 4/1/52	5,736,919	5,375,940
4.5% to 4.5% 6/1/24 to 12/1/52	7,777,176	7,438,027
5% 7/1/33 to 4/1/53	3,794,708	3,719,975
5.279% 8/1/41 (c)	27,216	27,016
5.5% 8/1/25 to 8/1/53	14,360,421	14,247,821
6% to 6% 9/1/29 to 6/1/53	2,912,278	2,944,281
6.5% 12/1/23 to 8/1/36	208,227	214,194
6.688% 2/1/39 (c)	14,044	14,230
7% to 7% 3/1/24 to 6/1/32	5,411	5,582
7.5% 3/1/26 to 11/1/31	4,519	4,616
TOTAL FANNIE MAE		153,082,075
Freddie Mac - 3.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (c)(f)	2,995	2,972
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (c)(f)	2,677	2,673
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (c)(f)	1,564	1,564
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (c)(f)	10,015	10,007
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (c)(f)	14,856	15,017
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (c)(f)	52,844	53,605
12 month U.S. LIBOR + 1.750% 6% 7/1/41 (c)(f)	3,496	3,524
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (c)(f)	1,062	1,071
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (c)(f)	4,477	4,562
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (c)(f)	27,884	28,284
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (c)(f)	1,149	1,157
12 month U.S. LIBOR + 1.900% 4.936% 10/1/42 (c)(f)	19,596	19,639
12 month U.S. LIBOR + 1.910% 5.212% 5/1/41 (c)(f)	8,268	8,344
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (c)(f)	9,420	9,512
12 month U.S. LIBOR + 1.910% 5.698% 6/1/41 (c)(f)	8,911	9,009
12 month U.S. LIBOR + 1.910% 6.16% 6/1/41 (c)(f)	2,914	2,950
12 month U.S. LIBOR + 2.020% 4.936% 4/1/38 (c)(f)	879	886
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (c)(f)	38	38
12 month U.S. LIBOR + 2.040% 6.256% 7/1/36 (c)(f)	7,597	7,689
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (c)(f)	1,811	1,842
REFINITIV USD IBOR CONSUMER CA + 1.660% 4.165% 1/1/37 (c)(f)	2,424	2,426
REFINITIV USD IBOR CONSUMER CA + 1.660% 7.04% 7/1/35 (c)(f)	1,763	1,778
REFINITIV USD IBOR CONSUMER CA + 1.880% 4.488% 10/1/36 (c)(f)	17,670	17,758
REFINITIV USD IBOR CONSUMER CA + 1.990% 5.001% 10/1/35 (c)(f)	8,945	8,977
REFINITIV USD IBOR CONSUMER CA + 2.010% 6.76% 5/1/37 (c)(f)	1,667	1,696
REFINITIV USD IBOR CONSUMER CA + 2.020% 7.385% 6/1/37 (c)(f)	3,659	3,722
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (c)(f)	1,521	1,564
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.857% 6/1/33 (c)(f)	12,557	12,563
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.065% 4/1/34 (c)(f)	4,037	4,060
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.196% 6/1/33 (c)(f)	3,483	3,496
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.024% 3/1/35 (c)(f)	6,478	6,564
U.S. TREASURY 1 YEAR INDEX + 2.540% 6.046% 7/1/35 (c)(f)	11,567	11,719
1.5% 8/1/35 to 4/1/51	11,881,599	9,272,788
2% 12/1/35 to 3/1/52 (g)	24,683,321	20,581,241
2.5% 1/1/28 to 1/1/52	18,318,652	15,670,170
3% 12/1/30 to 3/1/52	6,554,492	5,765,504
3.5% 3/1/32 to 4/1/52	5,986,076	5,502,762
4% 1/1/36 to 10/1/52	3,868,387	3,648,594
4% 4/1/48	1,139	1,069
4.5% 7/1/25 to 10/1/52	6,142,660	5,846,925
5% 8/1/33 to 8/1/53	11,420,424	11,116,603
5.5% 10/1/52 to 8/1/53	9,496,200	9,432,142
6% 1/1/24 to 7/1/53	3,425,509	3,481,057
6.5% 1/1/32 to 1/1/53	505,976	515,301
7% 8/1/26 to 9/1/36	10,278	10,644
7.5% 1/1/27	16	16
8% 7/1/24 to 8/1/30	167	175
8.5% 8/1/27	100	102
TOTAL FREDDIE MAC		91,105,761
Ginnie Mae - 3.9%
3.5% 11/20/41 to 12/20/49	1,032,090	954,569
4% 8/15/39 to 5/20/49	1,994,357	1,896,362
4.5% 6/20/33 to 6/20/41	670,626	653,877
5.5% 10/15/35 to 9/15/39	19,868	20,122
7% to 7% 4/15/28 to 8/15/32	5,054	5,200
7.5% to 7.5% 9/15/25 to 1/15/31	1,255	1,280
8% 12/15/23 to 7/15/27	81	82
8.5% 8/15/29 to 7/15/30	40	42
2% 11/20/50 to 4/20/51	7,952,501	6,582,548
2% 9/1/53 (h)	5,600,000	4,620,002
2% 9/1/53 (h)	7,400,000	6,105,003
2% 9/1/53 (h)	1,300,000	1,072,501
2% 9/1/53 (h)	1,750,000	1,443,751
2% 9/1/53 (h)	2,800,000	2,310,001
2% 9/1/53 (h)	2,550,000	2,103,751
2% 10/1/53 (h)	750,000	619,395
2% 10/1/53 (h)	9,200,000	7,597,909
2.5% 6/20/51 to 12/20/51	3,906,452	3,329,038
2.5% 9/1/53 (h)	3,500,000	2,979,108
2.5% 9/1/53 (h)	3,500,000	2,979,108
2.5% 9/1/53 (h)	3,600,000	3,064,225
2.5% 9/1/53 (h)	2,800,000	2,383,286
2.5% 9/1/53 (h)	1,900,000	1,617,230
2.5% 9/1/53 (h)	1,800,000	1,532,112
2.5% 10/1/53 (h)	1,850,000	1,576,189
3% 5/15/42 to 2/20/50	424,749	379,115
3% 9/1/53 (h)	4,250,000	3,736,998
3% 9/1/53 (h)	2,850,000	2,505,987
3% 9/1/53 (h)	2,950,000	2,593,916
3% 9/1/53 (h)	1,050,000	923,258
3% 9/1/53 (h)	150,000	131,894
3% 9/1/53 (h)	1,800,000	1,582,729
3% 10/1/53 (h)	4,800,000	4,223,423
3.5% 9/1/53 (h)	900,000	817,159
3.5% 9/1/53 (h)	2,700,000	2,451,477
3.5% 9/1/53 (h)	150,000	136,193
3.5% 9/1/53 (h)	775,000	703,665
3.5% 9/1/53 (h)	2,100,000	1,906,704
3.5% 9/1/53 (h)	1,550,000	1,407,329
3.5% 9/1/53 (h)	1,650,000	1,498,125
3.5% 9/1/53 (h)	1,625,000	1,475,426
3.5% 10/1/53 (h)	1,550,000	1,407,632
4% 9/1/53 (h)	2,250,000	2,096,750
4% 9/1/53 (h)	1,750,000	1,630,806
4.5% 9/1/53 (h)	2,850,000	2,716,001
4.5% 9/1/53 (h)	1,050,000	1,000,632
5% 9/20/33 to 4/20/48	370,724	369,001
5% 9/1/53 (h)	3,300,000	3,211,222
5% 9/1/53 (h)	300,000	291,929
5.47% 8/20/59 (c)(i)	167	157
5.5% 9/1/53 (h)	1,050,000	1,039,664
5.5% 9/1/53 (h)	1,150,000	1,138,680
6% 11/20/31 to 5/15/40	214,654	219,121
6.5% 3/20/31 to 9/15/34	688	705
TOTAL GINNIE MAE		97,042,389
Uniform Mortgage Backed Securities - 5.6%
1.5% 9/1/53 (h)	2,250,000	1,696,207
1.5% 9/1/53 (h)	1,850,000	1,394,659
2% 9/1/53 (h)	9,000,000	7,164,581
2% 9/1/53 (h)	8,800,000	7,005,368
2% 9/1/53 (h)	5,850,000	4,656,977
2% 9/1/53 (h)	14,500,000	11,542,935
2% 9/1/53 (h)	1,400,000	1,114,490
2% 9/1/53 (h)	4,250,000	3,383,274
2% 9/1/53 (h)	150,000	119,410
2% 9/1/53 (h)	7,275,000	5,791,369
2% 9/1/53 (h)	5,150,000	4,099,732
2% 9/1/53 (h)	3,275,000	2,607,111
2% 9/1/53 (h)	2,500,000	1,990,161
2% 9/1/53 (h)	1,300,000	1,034,884
2% 9/1/53 (h)	925,000	736,360
2% 9/1/53 (h)	2,200,000	1,751,342
2% 10/1/53 (h)	13,900,000	11,081,042
2% 10/1/53 (h)	5,550,000	4,424,445
2% 10/1/53 (h)	5,550,000	4,424,445
2% 10/1/53 (h)	8,350,000	6,656,597
2.5% 9/1/53 (h)	4,250,000	3,522,354
2.5% 9/1/53 (h)	3,000,000	2,486,367
2.5% 9/1/53 (h)	1,950,000	1,616,139
2.5% 9/1/53 (h)	1,150,000	953,107
3% 9/1/53 (h)	2,600,000	2,239,961
3% 9/1/53 (h)	5,200,000	4,479,922
3% 9/1/53 (h)	850,000	732,295
3.5% 9/1/53 (h)	10,500,000	9,382,324
3.5% 9/1/53 (h)	1,400,000	1,250,977
3.5% 9/1/53 (h)	900,000	804,199
4% 9/1/53 (h)	5,050,000	4,661,781
4% 9/1/53 (h)	2,825,000	2,607,828
4% 9/1/53 (h)	2,225,000	2,053,953
4.5% 9/1/53 (h)	900,000	853,453
5% 9/1/38 (h)	2,400,000	2,370,563
5% 9/1/38 (h)	2,600,000	2,568,109
5% 9/1/53 (h)	2,900,000	2,811,980
5% 9/1/53 (h)	3,150,000	3,054,392
5.5% 9/1/53 (h)	800,000	790,250
5.5% 9/1/53 (h)	2,400,000	2,370,750
5.5% 9/1/53 (h)	4,700,000	4,642,719
5.5% 9/1/53 (h)	2,050,000	2,025,016
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		140,953,828
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $496,075,651)		482,184,053

Asset-Backed Securities - 5.3%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	293,002	181,661
Series 2019-1 Class A, 3.844% 5/15/39 (b)	305,870	214,109
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	844,816	708,699
Class B, 4.458% 10/16/39 (b)	220,258	83,995
Series 2021-1A Class A, 2.95% 11/16/41 (b)	1,092,192	962,243
Series 2021-2A Class A, 2.798% 1/15/47 (b)	2,073,691	1,791,608
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (b)	1,433,694	1,376,360
Aimco Series 2021-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(c)(f)	365,000	363,853
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(c)(f)	1,889,000	1,871,761
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(c)(f)	869,000	863,195
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(c)(f)	2,222,000	2,195,056
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(c)(f)	1,188,000	1,175,052
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(c)(f)	992,000	980,758
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	1,220,000	1,212,947
American Money Management Corp. Series 2012-11A Class A1R2, CME Term SOFR 3 Month Index + 1.270% 6.6407% 4/30/31 (b)(c)(f)	1,587,268	1,577,996
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	297,964	249,995
Class B, 4.335% 1/16/40 (b)	138,939	71,556
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(c)(f)	1,101,000	1,099,371
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(c)(f)	657,000	648,526
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(c)(f)	1,286,000	1,277,379
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(c)(f)	1,808,000	1,784,362
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(c)(f)	3,233,000	3,200,647
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(c)(f)	460,000	458,820
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(c)(f)	860,000	852,587
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	1,700,000	1,685,600
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(c)(f)	1,437,000	1,418,545
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(c)(f)	1,680,000	1,675,785
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(c)(f)	1,857,000	1,837,845
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(c)(f)	1,299,000	1,286,017
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (b)	1,836,172	1,578,631
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(c)(f)	1,257,171	1,252,742
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	702,823	624,993
Class B, 5.095% 4/15/39 (b)	488,890	312,899
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	255,824	232,580
Series 2021-1A Class A, 3.474% 1/15/46 (b)	292,376	269,726
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(c)(f)	1,037,000	1,032,732
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(c)(f)	1,721,000	1,698,525
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(f)	838,000	825,808
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(c)(f)	1,424,000	1,423,791
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(c)(f)	1,199,000	1,180,347
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(c)(f)	1,364,000	1,342,940
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	704,171	674,070
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(c)(f)	1,620,000	1,594,326
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(c)(f)	1,758,000	1,749,651
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(c)(f)	2,220,000	2,201,374
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	451,710	415,814
Discover Card Execution Note Trust Series 2023-A2 Class A, 4.93% 6/15/28	700,000	696,055
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	554,000	554,446
Class A3, 5.64% 2/22/28 (b)	421,000	422,699
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(c)(f)	2,199,000	2,167,836
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(f)	1,790,000	1,776,400
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(c)(f)	1,259,000	1,255,892
Dryden Senior Loan Fund:
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(c)(f)	900,000	896,460
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(c)(f)	2,514,000	2,490,786
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(c)(f)	1,503,000	1,485,747
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(c)(f)	610,000	606,324
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(c)(f)	1,578,000	1,565,092
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(c)(f)	350,000	347,489
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(c)(f)	902,000	896,303
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(c)(f)	1,250,000	1,239,919
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(c)(f)	1,956,000	1,953,655
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	400,000	395,209
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	509,000	507,446
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	869,000	873,645
GM Financial Consumer Automobile Receivables Trust Series 2022-4 Class A3, 4.82% 8/16/27	1,000,000	990,289
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	419,000	418,792
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	834,000	828,266
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	500,000	501,198
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	361,463	309,519
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	1,559,050	1,328,513
Hyundai Auto Lease Securitizat Series 2023-B Class A2A, 5.47% 9/15/25 (b)	1,100,000	1,096,988
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(c)(f)	960,000	953,879
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(c)(f)	2,253,000	2,214,636
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(c)(f)	820,000	818,884
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(c)(f)	770,534	767,430
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(c)(f)	1,690,000	1,679,248
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(c)(f)	1,540,000	1,519,429
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(c)(f)	1,325,000	1,314,282
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(c)(f)	364,000	360,031
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(c)(f)	881,000	883,017
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(c)(f)	305,000	302,701
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(c)(f)	1,565,000	1,554,388
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(c)(f)	1,158,000	1,144,858
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(c)(f)	1,132,000	1,126,779
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(c)(f)	1,480,000	1,468,922
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	1,200,000	1,199,443
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(c)(f)	1,291,566	1,289,986
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(c)(f)	1,254,000	1,244,179
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,903,095	1,827,116
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	934,120	790,610
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	1,108,963	995,216
Class A2II, 4.008% 12/5/51 (b)	991,450	817,542
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	788,418	668,373
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(c)(f)	1,717,000	1,704,838
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(c)(f)	1,862,000	1,837,576
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	896,170	758,285
Class B, 4.335% 3/15/40 (b)	228,997	163,742
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,211,000	1,155,345
1.884% 7/15/50 (b)	498,000	449,612
2.328% 7/15/52 (b)	381,000	327,560
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(c)(f)	248,272	248,296
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(c)(f)	1,936,000	1,911,657
Symphony CLO Ltd. Series 2020-22A Class A1A, CME Term SOFR 3 Month Index + 1.550% 6.8615% 4/18/33 (b)(c)(f)	3,000,000	2,990,142
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(c)(f)	771,744	766,813
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(c)(f)	1,453,000	1,430,393
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(c)(f)	1,903,000	1,891,474
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	1,000,000	997,420
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)	667,154	567,095
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	1,293,459	1,073,648
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	814,000	810,322
Class A3, 4.93% 4/20/26 (b)	891,000	881,775
Valley Stream Park Clo Ltd. / Vy Series 2022-1A Class A, CME Term SOFR 3 Month Index + 2.400% 7.7261% 10/20/34 (b)(c)(f)	1,578,000	1,579,447
Verizon Master Trust:
Series 2021-1 Class A, 0.5% 5/20/27	600,000	577,358
Series 2023 2 Class A, 4.89% 4/13/28	500,000	495,160
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(c)(f)	1,290,000	1,288,042
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(c)(f)	851,000	845,007
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(c)(f)	1,736,000	1,722,999
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(c)(f)	860,000	851,916
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	514,000	511,519
Class A3, 4.66% 5/15/28	944,000	930,695
Series 2023-C Class A3, 5.15% 11/15/28	514,000	513,162
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	980,000	976,619
TOTAL ASSET-BACKED SECURITIES (Cost $135,840,367)		132,321,111

Collateralized Mortgage Obligations - 1.8%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	281,160	268,877
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	303,943	296,043
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	572,507	553,652
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	976,398	931,934
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	413,309	373,791
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (b)	423,023	383,949
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	235,943	209,552
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	351,102	330,986
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)	345,313	301,841
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	697,311	635,712
TOTAL PRIVATE SPONSOR		4,286,337
U.S. Government Agency - 1.6%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.31% 4/25/24 (c)(f)	912	907
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.3821% 8/25/31 (c)(f)	2,207	2,213
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2021% 2/25/32 (c)(f)	257	256
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3445% 3/18/32 (c)(f)	479	480
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 4/25/32 (c)(f)	1,033	1,035
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 10/25/32 (c)(f)	648	649
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1521% 1/25/32 (c)(f)	240	239
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8521% 11/25/32 (c)(f)	10,265	10,239
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 11/25/32 (c)(f)	1,012	1,014
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 12/25/33 (c)(j)(k)	9,442	1,271
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2779% 11/25/36 (c)(j)(k)	6,780	556
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3321% 6/25/36 (c)(f)	195,277	195,293
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	55	54
Series 1996-28 Class PK, 6.5% 7/25/25	69	69
Series 1999-17 Class PG, 6% 4/25/29	2,541	2,542
Series 1999-32 Class PL, 6% 7/25/29	3,046	3,055
Series 1999-33 Class PK, 6% 7/25/29	2,273	2,278
Series 2001-52 Class YZ, 6.5% 10/25/31	417	424
Series 2003-70 Class BJ, 5% 7/25/33	15,347	15,035
Series 2005-64 Class PX, 5.5% 6/25/35	10,441	10,380
Series 2005-68 Class CZ, 5.5% 8/25/35	209,922	209,955
Series 2005-81 Class PC, 5.5% 9/25/35	5,426	5,475
Series 2006-12 Class BO 10/25/35 (l)	7,003	5,982
Series 2006-15 Class OP 3/25/36 (l)	9,355	7,793
Series 2006-45 Class OP 6/25/36 (l)	2,866	2,248
Series 2006-62 Class KP 4/25/36 (l)	4,442	3,589
Series 2010-118 Class PB, 4.5% 10/25/40	158,310	153,511
Series 2012-149:
Class DA, 1.75% 1/25/43	53,473	48,026
Class GA, 1.75% 6/25/42	58,561	52,465
Series 2021-69 Class JK, 1.5% 10/25/51	214,497	172,007
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	459	462
Series 1999-25 Class Z, 6% 6/25/29	2,471	2,452
Series 2001-20 Class Z, 6% 5/25/31	2,916	2,930
Series 2001-31 Class ZC, 6.5% 7/25/31	1,381	1,384
Series 2002-16 Class ZD, 6.5% 4/25/32	1,164	1,185
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1479% 11/25/32 (c)(j)(k)	2,139	51
Series 2003-117 Class MD, 5% 12/25/23	129	128
Series 2004-52 Class KZ, 5.5% 7/25/34	74,413	73,871
Series 2004-91 Class Z, 5% 12/25/34	166,118	162,764
Series 2005-117 Class JN, 4.5% 1/25/36	18,322	17,938
Series 2005-14 Class ZB, 5% 3/25/35	51,311	50,275
Series 2006-72 Class CY, 6% 8/25/26	15,600	15,584
Series 2009-59 Class HB, 5% 8/25/39	92,031	90,744
Series 2012-67 Class AI, 4.5% 7/25/27 (j)	2,416	58
Series 2020-101 Class BA, 1.5% 9/25/45	283,905	237,021
Series 2020-43 Class MA, 2% 1/25/45	699,997	613,019
Series 2020-49 Class JA, 2% 8/25/44	117,073	103,957
Series 2020-80 Class BA, 1.5% 3/25/45	422,481	354,502
Series 2021-68 Class A, 2% 7/25/49	231,459	185,630
Series 2021-85 Class L, 2.5% 8/25/48	126,518	109,139
Series 2021-95:
Class 0, 2.5% 9/25/48	636,615	546,688
Class BA, 2.5% 6/25/49	953,125	819,568
Series 2021-96 Class HA, 2.5% 2/25/50	208,695	181,162
Series 2022-1 Class KA, 3% 5/25/48	203,422	180,843
Series 2022-11 Class B, 3% 6/25/49	239,675	215,059
Series 2022-13:
Class HA, 3% 8/25/46	242,493	221,296
Class JA, 3% 5/25/48	453,908	405,156
Class MA, 3% 5/25/44	3,774,567	3,480,844
Series 2022-3:
Class D, 2% 2/25/48	956,554	820,161
Class N, 2% 10/25/47	2,433,495	2,034,699
Series 2022-30 Class E, 4.5% 7/25/48	532,315	511,567
Series 2022-4 Class B, 2.5% 5/25/49	152,423	130,848
Series 2022-49 Class TC, 4% 12/25/48	169,242	161,668
Series 2022-7:
Class A, 3% 5/25/48	289,696	257,572
Class E, 2.5% 11/25/47	946,199	828,696
Series 2022-9 Class BA, 3% 5/25/48	243,400	217,011
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2379% 12/25/36 (c)(j)(k)	4,369	386
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0379% 5/25/37 (c)(j)(k)	2,490	256
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 3/25/33 (c)(j)(k)	614	66
Series 2005-72 Class ZC, 5.5% 8/25/35	37,447	37,288
Series 2005-79 Class ZC, 5.9% 9/25/35	21,609	21,627
Series 2007-66 Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (c)(f)(k)	3,048	3,599
Series 2008-12 Class SG, 6.230% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9479% 3/25/38 (c)(j)(k)	15,613	1,333
Series 2010-135:
Class LS, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 12/25/40 (c)(j)(k)	15,786	863
Class ZA, 4.5% 12/25/40	8,036	7,920
Series 2010-139 Class NI, 4.5% 2/25/40 (j)	20,731	286
Series 2010-150 Class ZC, 4.75% 1/25/41	77,348	75,598
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3221% 3/25/36 (c)(f)	135,877	135,779
Series 2010-95 Class ZC, 5% 9/25/40	169,169	167,299
Series 2011-39 Class ZA, 6% 11/25/32	10,915	11,064
Series 2011-4 Class PZ, 5% 2/25/41	24,367	23,191
Series 2011-67 Class AI, 4% 7/25/26 (j)	7,216	158
Series 2012-100 Class WI, 3% 9/25/27 (j)	29,306	1,127
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2479% 12/25/30 (c)(j)(k)	1,226	2
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1479% 6/25/41 (c)(j)(k)	2,901	18
Series 2013-133 Class IB, 3% 4/25/32 (j)	9,543	225
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 1/25/44 (c)(j)(k)	10,540	989
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3179% 6/25/35 (c)(j)(k)	12,850	880
Series 2015-42 Class IL, 6% 6/25/45 (j)	65,535	11,048
Series 2015-70 Class JC, 3% 10/25/45	73,966	68,948
Series 2017-30 Class AI, 5.5% 5/25/47 (j)	36,560	6,223
Series 2017-74 Class SH, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7979% 10/25/47 (c)(j)(k)	305,312	31,890
Series 2018-45 Class GI, 4% 6/25/48 (j)	420,550	84,011
Series 2020-45 Class JL, 3% 7/25/40	20,589	18,537
Series 2021-59 Class H, 2% 6/25/48	131,241	106,986
Series 2021-66:
Class DA, 2% 1/25/48	141,775	115,951
Class DM, 2% 1/25/48	150,667	123,223
Series 2022-28 Class A, 2.5% 2/25/52	795,565	718,956
Series 2023-13 Class CK, 1.5% 11/25/50	1,397,257	1,093,542
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (j)	2,335	373
Series 343 Class 16, 5.5% 5/25/34 (j)	2,192	352
Series 348 Class 14, 6.5% 8/25/34 (c)(j)	1,466	283
Series 351 Class 13, 6% 3/25/34 (j)	1,363	248
Series 384 Class 6, 5% 7/25/37 (j)	9,223	1,564
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.103% 1/15/32 (c)(f)	194	194
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (c)(f)	291	290
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.303% 3/15/32 (c)(f)	250	251
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 6/15/31 (c)(f)	461	460
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (c)(f)	159	159
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 11/15/32 (c)(f)	3,289	3,258
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/33 (c)(f)	51,034	50,952
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 3/15/34 (c)(f)	74,603	73,424
floater target amortization class Series 3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.553% 5/15/37 (c)(f)	11,795	11,429
planned amortization class:
Series 2021-5141 Class JM, 1.5% 4/25/51	156,918	125,614
Series 2021-5148:
Class AD, 1.5% 10/25/51	211,479	169,965
Class PC, 1.5% 10/25/51	211,427	168,084
Series 2095 Class PE, 6% 11/15/28	3,076	3,112
Series 2101 Class PD, 6% 11/15/28	1,593	1,597
Series 2121 Class MG, 6% 2/15/29	1,302	1,307
Series 2131 Class BG, 6% 3/15/29	9,233	9,274
Series 2137 Class PG, 6% 3/15/29	1,440	1,446
Series 2154 Class PT, 6% 5/15/29	2,443	2,454
Series 2162 Class PH, 6% 6/15/29	473	474
Series 2520 Class BE, 6% 11/15/32	4,678	4,760
Series 2693 Class MD, 5.5% 10/15/33	10,194	10,143
Series 2802 Class OB, 6% 5/15/34	9,015	9,070
Series 2996 Class MK, 5.5% 6/15/35	2,777	2,785
Series 3002 Class NE, 5% 7/15/35	10,695	10,662
Series 3110 Class OP 9/15/35 (l)	2,390	2,208
Series 3119 Class PO 2/15/36 (l)	10,778	8,522
Series 3123 Class LO 3/15/36 (l)	6,154	4,915
Series 3189 Class PD, 6% 7/15/36	9,504	9,703
Series 3258 Class PM, 5.5% 12/15/36	3,791	3,834
Series 3415 Class PC, 5% 12/15/37	34,609	33,902
Series 3806 Class UP, 4.5% 2/15/41	21,503	20,929
Series 3832 Class PE, 5% 3/15/41	42,364	42,196
Series 3857 Class ZP, 5% 5/15/41	314,135	311,676
Series 4135 Class AB, 1.75% 6/15/42	43,701	39,119
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,957	1,975
Series 2004-2862 Class NE, 5% 9/15/24	87	87
Series 2020-4993 Class LA, 2% 8/25/44	670,790	592,629
Series 2020-5018:
Class LC, 3% 10/25/40	138,432	124,652
Class LY, 3% 10/25/40	104,894	94,472
Series 2020-5058 Class BE, 3% 11/25/50	468,876	402,304
Series 2021-5169 Class BA, 2.5% 5/25/49	604,463	520,262
Series 2021-5175 Class CB, 2.5% 4/25/50	745,775	638,652
Series 2021-5178 Class TP, 2.5% 4/25/49	521,586	448,218
Series 2021-5180 Class KA, 2.5% 10/25/47	150,599	132,028
Series 2022-5189:
Class DA, 2.5% 5/25/49	132,772	113,523
Class TP, 2.5% 5/25/49	337,365	291,623
Series 2022-5190:
Class BA, 2.5% 11/25/47	148,150	127,965
Class CA, 2.5% 5/25/49	282,141	241,048
Series 2022-5191 Class CA, 2.5% 4/25/50	177,297	152,095
Series 2022-5197:
Class A, 2.5% 6/25/49	282,142	243,816
Class DA, 2.5% 11/25/47	112,518	97,213
Series 2022-5198 Class BA, 2.5% 11/25/47	477,287	417,515
Series 2022-5202:
Class AG, 3% 1/25/49	153,253	136,495
Class BC, 3% 5/25/48	626,563	560,510
Class LB, 2.5% 10/25/47	120,133	103,539
Class UA, 3% 4/25/50	233,100	206,686
Series 2135 Class JE, 6% 3/15/29	490	497
Series 2145 Class MZ, 6.5% 4/15/29	9,029	9,066
Series 2274 Class ZM, 6.5% 1/15/31	929	931
Series 2281 Class ZB, 6% 3/15/30	1,731	1,739
Series 2303 Class ZV, 6% 4/15/31	5,663	5,695
Series 2357 Class ZB, 6.5% 9/15/31	15,378	15,578
Series 2502 Class ZC, 6% 9/15/32	1,821	1,853
Series 2519 Class ZD, 5.5% 11/15/32	2,773	2,790
Series 2877 Class ZD, 5% 10/15/34	204,665	200,841
Series 2998 Class LY, 5.5% 7/15/25	2,036	2,027
Series 3007 Class EW, 5.5% 7/15/25	4,767	4,745
Series 3871 Class KB, 5.5% 6/15/41	55,612	56,740
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.297% 2/15/36 (c)(j)(k)	3,309	262
Series 2013-4281 Class AI, 4% 12/15/28 (j)	4,884	63
Series 2017-4683 Class LM, 3% 5/15/47	92,861	86,539
Series 2018-4763 Class SC, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.897% 8/15/47 (c)(j)(k)	154,570	15,955
Series 2020-5000 Class BA, 2% 4/25/45	607,695	530,983
Series 2020-5041 Class LB, 3% 11/25/40	235,304	211,827
Series 2021-5083 Class VA, 1% 8/15/38	643,748	594,567
Series 2021-5176 Class AG, 2% 1/25/47	566,357	482,666
Series 2021-5182 Class A, 2.5% 10/25/48	975,539	836,976
Series 2022-5213 Class AH, 2.25% 4/25/37	584,957	532,982
Series 2022-5214 Class CB, 3.25% 4/25/52	959,925	873,328
Series 2022-5236 Class P, 5% 4/25/48	279,449	274,622
Series 2022-5266 Class CD, 4.5% 10/25/44	627,499	608,437
Series 2933 Class ZM, 5.75% 2/15/35	48,326	49,136
Series 2935 Class ZK, 5.5% 2/15/35	37,861	38,338
Series 2947 Class XZ, 6% 3/15/35	19,673	20,035
Series 2996 Class ZD, 5.5% 6/15/35	32,804	33,124
Series 3237 Class C, 5.5% 11/15/36	44,316	44,133
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.357% 11/15/36 (c)(j)(k)	13,659	1,144
Series 3287 Class SD, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.447% 3/15/37 (c)(j)(k)	20,467	1,862
Series 3297 Class BI, 6.640% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.457% 4/15/37 (c)(j)(k)	28,799	3,082
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.277% 6/15/37 (c)(j)(k)	8,755	875
Series 3843 Class PZ, 5% 4/15/41	263,849	262,392
Series 3949 Class MK, 4.5% 10/15/34	7,615	7,471
Series 4055 Class BI, 3.5% 5/15/31 (j)	8,653	165
Series 4314 Class AI, 5% 3/15/34 (j)	2,287	58
Series 4427 Class LI, 3.5% 2/15/34 (j)	33,268	1,863
Series 4471 Class PA 4% 12/15/40	31,474	30,429
target amortization class Series 2156 Class TC, 6.25% 5/15/29	902	902
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/24 (c)(f)	15	15
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,040	1,042
Series 2056 Class Z, 6% 5/15/28	2,393	2,415
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	269,225	217,181
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	120,936	103,405
Series 4341 Class ML, 3.5% 11/15/31	191,609	183,223
Series 4386 Class AZ, 4.5% 11/15/40	98,745	94,853
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2629% 6/16/37 (c)(j)(k)	5,826	536
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9285% 7/20/37 (c)(f)	43,118	42,419
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9085% 1/20/38 (c)(f)	11,159	10,965
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2885% 8/20/38 (c)(f)	61,425	61,329
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3285% 9/20/38 (c)(f)	45,033	45,024
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0271% 11/16/39 (c)(f)	55,708	54,935
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9571% 12/16/39 (c)(f)	34,430	33,870
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.98% 3/20/60 (c)(f)(i)	53,016	52,799
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 7/20/60 (c)(f)(i)	468,808	465,299
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.5553% 9/20/60 (c)(f)(i)	488,126	484,296
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.5553% 8/20/60 (c)(f)(i)	376,902	373,739
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (c)(f)(i)	215,956	214,504
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 12/20/60 (c)(f)(i)	186,785	185,896
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 2/20/61 (c)(f)(i)	175,555	174,646
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.7077% 2/20/61 (c)(f)(i)	251,674	250,382
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 4/20/61 (c)(f)(i)	175,183	174,289
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (c)(f)(i)	271,054	269,886
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (c)(f)(i)	202,702	201,756
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.7853% 6/20/61 (c)(f)(i)	222,245	221,272
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.8053% 9/20/61 (c)(f)(i)	78,098	77,758
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8553% 10/20/61 (c)(f)(i)	242,368	241,527
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8285% 8/20/42 (c)(f)	47,061	45,691
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 11/20/61 (c)(f)(i)	240,430	239,812
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 1/20/62 (c)(f)(i)	125,064	124,751
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 1/20/62 (c)(f)(i)	228,092	227,288
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 3/20/62 (c)(f)(i)	107,560	107,084
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (c)(f)(i)	2,115	2,084
Series 2013-H19:
Class FC, CME Term SOFR 1 Month Index + 0.600% 5.8553% 8/20/63 (c)(f)(i)	10,912	10,880
Class FD, CME Term SOFR 1 Month Index + 0.600% 5.8553% 8/20/63 (c)(f)(i)	10,705	10,698
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8177% 1/20/64 (c)(f)(i)	15,455	15,396
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 5.8177% 12/20/63 (c)(f)(i)	65,912	65,761
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 6/20/64 (c)(f)(i)	59,134	58,856
Series 2015-H07 Class FA, CME Term SOFR 1 Month Index + 0.410% 4.7364% 3/20/65 (c)(f)(i)	451	450
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9096% 5/20/63 (c)(f)(i)	3,627	3,380
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9314% 4/20/63 (c)(f)(i)	4,875	4,795
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5891% 12/20/62 (c)(f)(i)	1,873	1,827
planned amortization class:
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (c)(k)	60,497	47,511
Series 2010-31 Class BP, 5% 3/20/40	252,606	248,254
Series 2011-136 Class WI, 4.5% 5/20/40 (j)	16,099	1,056
Series 2011-68 Class EC, 3.5% 4/20/41	24,746	23,651
Series 2016-69 Class WA, 3% 2/20/46	49,100	44,557
Series 2017-134 Class BA, 2.5% 11/20/46	65,949	58,246
Series 2017-153 Class GA, 3% 9/20/47	130,703	116,602
Series 2017-182 Class KA, 3% 10/20/47	103,151	92,047
Series 2018-13 Class Q, 3% 4/20/47	127,907	116,268
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	16,342	15,919
Series 2010-160 Class DY, 4% 12/20/40	124,241	118,738
Series 2010-170 Class B, 4% 12/20/40	27,416	26,198
Series 2011-69 Class GX, 4.5% 5/16/40	226,381	223,350
Series 2014-H04 Class HA, 2.75% 2/20/64 (i)	189,388	185,880
Series 2017-139 Class BA, 3% 9/20/47	229,405	204,758
Series 2018-H12 Class HA, 3.25% 8/20/68 (i)	474,182	451,679
Series 2004-22 Class M1, 5.5% 4/20/34	84,113	86,891
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0729% 5/16/34 (c)(j)(k)	3,411	212
Series 2010-116 Class QB, 4% 9/16/40	9,472	9,086
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.5229% 2/16/40 (c)(j)(k)	21,709	1,060
Series 2010-169 Class Z, 4.5% 12/20/40	378,543	343,459
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 5/20/60 (c)(f)(i)	29,154	28,941
Series 2010-H16 Class BA, 3.55% 7/20/60 (i)	63,570	61,525
Series 2010-H18 Class PL, 5.01% 9/20/60 (c)(i)	8,060	7,965
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6715% 7/20/41 (c)(j)(k)	11,447	963
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.2729% 6/16/42 (c)(j)(k)	12,908	1,079
Series 2013-149 Class MA, 2.5% 5/20/40	86,437	82,190
Series 2013-H01 Class FA, 1.65% 1/20/63 (i)	26	23
Series 2013-H04 Class BA, 1.65% 2/20/63 (i)	248	224
Series 2014-2 Class BA, 3% 1/20/44	246,271	220,995
Series 2014-21 Class HA, 3% 2/20/44	91,549	82,484
Series 2014-25 Class HC, 3% 2/20/44	155,741	139,260
Series 2014-5 Class A, 3% 1/20/44	130,581	117,332
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	1,292	1,202
Series 2015-H30 Class HA, 1.75% 9/20/62 (c)(i)	14,668	14,008
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.85% 5/20/66 (c)(f)(i)	485,530	484,105
Series 2017-186 Class HK, 3% 11/16/45	133,991	120,371
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (c)(f)(i)	667,047	664,005
Series 2090-118 Class XZ, 5% 12/20/39	936,203	929,529
TOTAL U.S. GOVERNMENT AGENCY		39,978,891
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $45,350,395)		44,265,228

Commercial Mortgage Securities - 4.2%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(c)(f)	1,005,000	977,660
Class B, CME Term SOFR 1 Month Index + 1.550% 6.861% 1/15/39 (b)(c)(f)	190,000	183,826
Class C, CME Term SOFR 1 Month Index + 2.150% 7.461% 1/15/39 (b)(c)(f)	136,000	130,807
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	1,500,000	1,384,265
Class ANM, 3.112% 11/5/32 (b)	778,000	708,645
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	132,000	107,726
Class CNM, 3.8425% 11/5/32 (b)(c)	100,000	75,611
BANK sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	700,000	643,572
Series 2018-BN10 Class A5, 3.688% 2/15/61	500,000	462,032
Series 2018-BN14 Class A4, 4.231% 9/15/60	900,000	846,634
Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	115,386
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	300,000	299,312
Class A3, 6.26% 4/15/56	800,000	812,767
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	300,000	279,915
BANK Trust sequential payer Series 2017-BNK5 Class A5, 3.39% 6/15/60	1,000,000	921,773
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	300,000	307,472
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	140,518
Series 2019-B12 Class XA, 1.1616% 8/15/52 (c)(j)	7,738,723	282,014
Series 2019-B14 Class XA, 0.8991% 12/15/62 (c)(j)	4,524,555	128,640
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4745% 11/15/28 (b)(c)(f)	760,000	757,812
Bmo 2023-5C1 Mtg Trust sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	400,000	411,694
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(c)(f)	3,387,000	3,325,804
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7575% 4/15/37 (b)(c)(f)	900,000	876,869
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(c)(f)	1,794,000	1,752,351
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(c)(f)	268,000	259,761
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(c)(f)	2,044,000	1,974,778
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7228% 10/15/36 (b)(c)(f)	349,000	334,336
Class E, CME Term SOFR 1 Month Index + 2.060% 7.372% 10/15/36 (b)(c)(f)	1,213,000	1,165,056
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(c)(f)	2,068,107	2,011,037
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6228% 2/15/39 (b)(c)(f)	622,943	604,724
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8722% 2/15/39 (b)(c)(f)	622,943	595,396
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2713% 2/15/39 (b)(c)(f)	622,943	593,643
Bx Commercial Mortgage Trust 2:
floater Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7245% 4/15/34 (b)(c)(f)	614,000	610,573
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0245% 4/15/34 (b)(c)(f)	406,000	403,238
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3245% 4/15/34 (b)(c)(f)	426,000	422,193
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(c)(f)	814,000	810,814
BX Trust:
floater:
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(c)(f)	704,650	700,193
Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(c)(f)	1,352,350	1,342,086
Class D, CME Term SOFR 1 Month Index + 1.560% 6.875% 10/15/36 (b)(c)(f)	1,375,300	1,363,123
Class E, CME Term SOFR 1 Month Index + 1.910% 7.225% 10/15/36 (b)(c)(f)	4,313,750	4,270,100
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(c)(f)	943,000	942,999
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(c)(f)	1,462,295	1,455,416
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(c)(f)	745,185	732,805
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(c)(f)	168,449	163,816
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1495% 4/15/37 (b)(c)(f)	141,176	136,442
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(c)(f)	1,482,688	1,478,936
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(c)(f)	835,564	819,303
CAMB Commercial Mortgage Trust floater Series 2019-LIFE Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (b)(c)(f)	100,000	99,494
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	1,833,060	1,610,211
CFCRE Commercial Mortgage Trust sequential payer Series 2017-C8 Class A3, 3.3048% 6/15/50	245,012	226,672
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(c)(f)	580,000	570,144
Class B, CME Term SOFR 1 Month Index + 1.360% 6.675% 11/15/36 (b)(c)(f)	200,000	194,659
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1 Class A3, 3.197% 8/15/50	290,313	265,461
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.1518% 4/10/48 (c)(j)	2,688,069	33,277
COMM Mortgage Trust:
sequential payer:
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	251,862
Series 2015-DC1 Class A4, 3.078% 2/10/48	1,400,000	1,361,526
Series 2014-CR17 Class XA, 1.1036% 5/10/47 (c)(j)	1,354,604	3,465
Series 2014-LC17 Class XA, 0.8075% 10/10/47 (c)(j)	2,191,558	9,930
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(c)(f)	5,921,269	5,914,485
Class B, CME Term SOFR 1 Month Index + 1.270% 6.588% 5/15/36 (b)(c)(f)	860,858	858,374
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(c)(f)	836,918	831,052
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	400,894	361,249
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	594,000	576,761
Class B, 4.5349% 4/15/36 (b)	107,000	103,148
Class C, 4.9414% 4/15/36 (b)(c)	123,000	118,337
Class D, 4.9414% 4/15/36 (b)(c)	245,000	233,712
CSMC Trust Series 2017-PFHP Class D, CME Term SOFR 1 Month Index + 2.290% 7.608% 12/15/30 (b)(c)(f)	1,296,000	1,209,666
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(c)(f)	6,931,000	6,783,153
Class B, CME Term SOFR 1 Month Index + 1.230% 6.5457% 11/15/38 (b)(c)(f)	1,136,000	1,110,343
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(c)(f)	771,081	763,651
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8045% 7/15/38 (b)(c)(f)	438,982	432,920
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(c)(f)	323,511	318,637
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(c)(f)	650,838	640,217
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,096,000	1,061,948
Series 2015-K049 Class A2, 3.01% 7/25/25	157,000	150,658
Series 2015-K051 Class A2, 3.308% 9/25/25	248,000	238,698
Series 2020-K117 Class A2, 1.406% 8/25/30	700,000	560,301
Series 2021-K126 Class A2, 2.074% 1/25/31	400,000	332,527
Series 2022-K140 Class A2, 2.25% 1/25/32	230,000	189,521
Series 2022-K143 Class A2, 2.35% 3/25/32	700,000	580,220
Series 2022-K149 Class A2, 3.53% 8/25/32	1,700,000	1,543,125
Series 2022-K750 Class A2, 3% 9/25/29	2,050,000	1,861,216
Series 2023-157 Class A2, 4.2% 5/25/33	440,000	419,607
Series 2023-K-153 Class A2, 3.82% 12/25/32	790,000	731,596
Series 2023-K751 Class A2, 4.412% 3/25/30	300,000	292,643
Series 2021-K134 Class A2, 2.243% 10/25/31	320,000	264,992
Series 2022 K748 Class A2, 2.26% 1/25/29	300,000	264,028
Series K063 Class A2, 3.43% 1/25/27	500,000	476,086
Series K086 Class A2, 3.859% 11/25/28	459,000	439,587
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3745% 9/15/31 (b)(c)(f)	734,434	724,368
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(c)(f)	394,089	362,562
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(c)(f)	1,036,000	985,323
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 10/15/36 (b)(c)(f)	160,000	148,963
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(c)(f)	132,000	121,581
sequential payer:
Series 2017-GS6 Class A2, 3.164% 5/10/50	95,259	87,898
Series 2018-GS9 Class A4, 3.992% 3/10/51	200,000	185,567
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.7986% 8/15/39 (b)(c)(f)	2,256,000	2,257,411
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	476,000	430,390
Class CFX, 4.9498% 7/5/33 (b)	103,000	86,076
Class DFX, 5.3503% 7/5/33 (b)	159,000	129,696
Class EFX, 5.3635% 7/5/33 (b)(c)	218,000	174,551
Class XAFX, 1.2948% 7/5/33 (b)(c)(j)	2,000,000	39,489
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(c)(f)	2,726,000	2,678,261
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1044% 5/15/39 (b)(c)(f)	1,630,000	1,594,750
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4036% 5/15/39 (b)(c)(f)	913,000	887,813
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8524% 5/15/39 (b)(c)(f)	812,000	774,584
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(c)(f)	1,199,224	1,175,120
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3045% 3/15/38 (b)(c)(f)	331,261	323,355
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5245% 3/15/38 (b)(c)(f)	208,390	202,369
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8245% 3/15/38 (b)(c)(f)	289,976	280,506
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/38 (b)(c)(f)	253,606	244,050
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, CME Term SOFR 1 Month Index + 1.290% 6.608% 8/15/33 (b)(c)(f)	501,600	397,408
Class C, CME Term SOFR 1 Month Index + 1.540% 6.858% 8/15/33 (b)(c)(f)	1,208,000	861,618
sequential payer:
Series 2017-H1 Class A4, 3.259% 6/15/50	500,000	458,411
Series 2017-HR2 Class A4, 3.587% 12/15/50	270,000	246,572
Series 2019-L2 Class A3, 3.806% 3/15/52	400,000	367,482
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	1,698,000	1,553,288
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	359,387
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	246,000	216,869
Class C, 3.283% 11/10/36 (b)(c)	235,000	200,731
Prima Capital Ltd.:
floater Series 2021-9A Class B, CME Term SOFR 1 Month Index + 1.910% 7.2285% 12/15/37 (b)(c)(f)	444,000	432,717
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8191% 12/15/37 (b)(c)(f)(m)	88,682	88,406
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	750,000	749,517
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3105% 2/15/39 (b)(c)(f)	457,000	430,350
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9605% 2/15/39 (b)(c)(f)	237,000	221,127
SREIT Trust floater Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(c)(f)	1,701,000	1,666,850
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5048% 11/15/38 (b)(c)(f)	4,130,000	4,051,668
Class C, CME Term SOFR 1 Month Index + 1.440% 6.754% 11/15/38 (b)(c)(f)	605,000	590,197
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(c)(f)	398,000	386,985
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1548% 12/15/50 (c)(j)	1,249,169	39,960
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	1,382,000	1,078,280
Series 2020-LAB Class B, 2.453% 10/10/42 (b)	90,000	69,469
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (b)(c)(f)	953,000	912,139
Series 2017-C42 Class XA, 1.0056% 12/15/50 (c)(j)	3,532,147	104,861
Series 2018-C46 Class XA, 1.0822% 8/15/51 (c)(j)	2,341,810	56,665
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	317,720
Wells Fargo Commercial Mtg Trust sequential payer Series 2016-C37, Class A4, 3.525% 12/15/49	1,000,000	942,432
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.147% 8/15/47 (c)(j)	804,218	5,904
Series 2014-LC14 Class XA, 1.3973% 3/15/47 (c)(j)	953,606	434
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $107,823,026)		104,115,162

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,450,006
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,659,569
TOTAL MUNICIPAL SECURITIES (Cost $4,347,427)		4,109,575

Foreign Government and Government Agency Obligations - 0.4%
	Principal Amount (a)	Value ($)
Argentine Republic:
0.75% 7/9/30 (n)	685,010	230,020
1% 7/9/29	75,245	24,323
3.625% 7/9/35 (n)	1,254,989	368,640
Dominican Republic:
4.5% 1/30/30 (b)	1,200,000	1,043,508
5.95% 1/25/27 (b)	2,850,000	2,784,536
6% 7/19/28 (b)	550,000	530,734
Emirate of Abu Dhabi 3.875% 4/16/50 (b)	915,000	734,352
Indonesian Republic 4.2% 10/15/50	2,100,000	1,743,714
Kingdom of Saudi Arabia:
3.25% 10/22/30 (b)	595,000	534,048
4.5% 4/22/60 (b)	390,000	321,056
State of Qatar 4.4% 4/16/50 (b)	1,390,000	1,222,199
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $11,219,988)		9,537,130

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (c)	401,000	369,998
Regions Bank 6.45% 6/26/37	250,000	245,727
TOTAL BANK NOTES (Cost $695,223)		615,725

Fixed-Income Funds - 15.8%
	Shares	Value ($)
Fidelity Emerging Markets Debt Central Fund (o)	5,555,914	42,002,712
Fidelity Floating Rate Central Fund (o)	1,601,153	157,041,077
Fidelity International Credit Central Fund (o)	658,826	50,413,382
Fidelity Specialized High Income Central Fund (o)	1,727,412	144,791,683
TOTAL FIXED-INCOME FUNDS (Cost $436,824,884)		394,248,854

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (p)	84,956,606	84,973,598
Fidelity Securities Lending Cash Central Fund 5.44% (p)(q)	50,196,714	50,201,734
TOTAL MONEY MARKET FUNDS (Cost $135,174,587)		135,175,332

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.07% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,700,000	225,026
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.2575% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	1,100,000	48,759
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	126,250

TOTAL PUT OPTIONS			400,035
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.07% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring April 2033	4/21/28	4,700,000	155,342
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.2575% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	1,100,000	40,124
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	2,900,000	108,899

TOTAL CALL OPTIONS			304,365
TOTAL PURCHASED SWAPTIONS (Cost $712,852)			704,400

TOTAL INVESTMENT IN SECURITIES - 110.4% (Cost $2,954,490,439)	2,756,698,336
NET OTHER ASSETS (LIABILITIES) - (10.4)%	(259,711,949)
NET ASSETS - 100.0%	2,496,986,387

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(750,000)	(618,750)
2% 9/1/53	(9,200,000)	(7,590,004)
2.5% 9/1/53	(1,850,000)	(1,574,671)
3% 9/1/53	(4,800,000)	(4,220,610)
3.5% 9/1/53	(1,550,000)	(1,407,329)

TOTAL GINNIE MAE		(15,411,364)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(2,200,000)	(1,658,513)
2% 9/1/53	(13,900,000)	(11,065,295)
2% 9/1/53	(5,550,000)	(4,418,158)
2% 9/1/53	(5,550,000)	(4,418,158)
2% 9/1/53	(9,000,000)	(7,164,581)
2% 9/1/53	(8,350,000)	(6,647,139)
2% 9/1/53	(1,300,000)	(1,034,884)
2% 9/1/53	(400,000)	(318,426)
2.5% 9/1/53	(800,000)	(663,031)
2.5% 9/1/53	(400,000)	(331,516)
2.5% 9/1/53	(400,000)	(331,516)
2.5% 9/1/53	(500,000)	(414,395)
3% 9/1/53	(300,000)	(258,457)
3% 9/1/53	(200,000)	(172,305)
3.5% 9/1/53	(900,000)	(804,199)
4% 9/1/53	(200,000)	(184,625)
5% 9/1/53	(2,250,000)	(2,181,709)
5.5% 9/1/53	(1,000,000)	(987,813)
5.5% 9/1/53	(500,000)	(493,906)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(43,548,626)

TOTAL TBA SALE COMMITMENTS (Proceeds $58,307,782)		(58,959,990)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	13	Dec 2023	2,649,461	7,693	7,693
CBOT 5-Year U.S. Treasury Note Contracts (United States)	1,370	Dec 2023	146,482,969	75,459	75,459
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	2	Dec 2023	258,938	4,042	4,042

TOTAL PURCHASED					87,194

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	299	Dec 2023	33,198,344	(331,624)	(331,624)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	205	Dec 2023	21,918,984	(151,912)	(151,912)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	10	Dec 2023	1,216,875	(17,366)	(17,366)

TOTAL SOLD					(500,902)

TOTAL FUTURES CONTRACTS					(413,708)
The notional amount of futures purchased as a percentage of Net Assets is 6.0%
The notional amount of futures sold as a percentage of Net Assets is 2.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $52,522,591.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)	Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	40,000	695	(436)	259
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	70,000	16,837	(20,144)	(3,307)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly	190,000	50,693	(51,140)	(447)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	160,000	38,485	(42,881)	(4,396)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	140,000	33,674	(40,756)	(7,082)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	100,000	24,053	(24,904)	(851)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly	190,000	45,700	(47,141)	(1,441)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	160,000	38,485	(47,075)	(8,590)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	200,000	48,106	(60,609)	(12,503)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	460,000	110,643	(137,341)	(26,698)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	130,000	31,269	(32,410)	(1,141)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	60,000	14,432	(14,671)	(239)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly	40,000	9,621	(10,715)	(1,094)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	90,000	21,648	(27,754)	(6,106)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly	140,000	33,674	(39,944)	(6,270)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	45,700	(46,391)	(691)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	130,000	31,269	(32,743)	(1,474)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	190,000	45,700	(48,091)	(2,391)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly	170,000	40,890	(43,805)	(2,915)

TOTAL BUY PROTECTION							681,574	(768,951)	(87,377)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly	40,000	(695)	947	252
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly	1,210,000	(33,482)	33,591	109
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	1,230,000	(34,036)	33,459	(577)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly	690,000	(19,093)	18,770	(323)

TOTAL SELL PROTECTION							(87,306)	86,767	(539)
TOTAL CREDIT DEFAULT SWAPS							594,268	(682,184)	(87,916)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	939,000	(17,183)	0	(17,183)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	1,772,000	(34,941)	0	(34,941)
TOTAL INTEREST RATE SWAPS							(52,124)	0	(52,124)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $284,029,025 or 11.4% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,875,563.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,086,769.

(h)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(j)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(k)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(m)	Level 3 security
(n)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements,which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(q)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	87,521,297	1,404,895,731	1,407,443,430	4,429,967	-	-	84,973,598	0.2%
Fidelity Emerging Markets Debt Central Fund	39,645,062	2,395,495	-	2,395,495	-	(37,845)	42,002,712	2.0%
Fidelity Floating Rate Central Fund	118,573,646	36,189,730	-	11,189,729	-	2,277,701	157,041,077	10.4%
Fidelity International Credit Central Fund	52,040,145	3,518,696	-	3,518,696	-	(5,145,459)	50,413,382	25.1%
Fidelity Securities Lending Cash Central Fund 5.44%	47,988,270	876,368,297	874,154,833	64,609	-	-	50,201,734	0.2%
Fidelity Specialized High Income Central Fund	127,572,572	17,179,610	-	7,179,611	-	39,501	144,791,683	40.1%
Total	473,340,992	2,340,547,559	2,281,598,263	28,778,107	-	(2,866,102)	529,424,186

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	557,472,611	-	557,472,611	-

U.S. Government and Government Agency Obligations	891,949,155	-	891,949,155	-

U.S. Government Agency - Mortgage Securities	482,184,053	-	482,184,053	-

Asset-Backed Securities	132,321,111	-	132,321,111	-

Collateralized Mortgage Obligations	44,265,228	-	44,265,228	-

Commercial Mortgage Securities	104,115,162	-	104,026,756	88,406

Municipal Securities	4,109,575	-	4,109,575	-

Foreign Government and Government Agency Obligations	9,537,130	-	9,537,130	-

Bank Notes	615,725	-	615,725	-

Fixed-Income Funds	394,248,854	394,248,854	-	-

Money Market Funds	135,175,332	135,175,332	-	-

Purchased Swaptions	704,400	-	704,400	-
Total Investments in Securities:	2,756,698,336	529,424,186	2,227,185,744	88,406
Derivative Instruments:

Assets
Futures Contracts	87,194	87,194	-	-
Swaps	681,574	-	681,574	-
Total Assets	768,768	87,194	681,574	-

Liabilities
Futures Contracts	(500,902)	(500,902)	-	-
Swaps	(139,430)	-	(139,430)	-
Total Liabilities	(640,332)	(500,902)	(139,430)	-
Total Derivative Instruments:	128,436	(413,708)	542,144	-
Other Financial Instruments:

TBA Sale Commitments	(58,959,990)	-	(58,959,990)	-
Total Other Financial Instruments:	(58,959,990)	-	(58,959,990)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (d)	681,574	(87,306)
Total Credit Risk	681,574	(87,306)
Interest Rate Risk
Futures Contracts (a)	87,194	(500,902)
Purchased Swaptions (b)	704,400	0
Swaps (c)	0	(52,124)
Total Interest Rate Risk	791,594	(533,026)
Total Value of Derivatives	1,473,168	(640,332)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(c)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

(d)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value (including securities loaned of $49,109,522) - See accompanying schedule:
Unaffiliated issuers (cost $2,382,490,968)	$2,227,274,150
Fidelity Central Funds (cost $571,999,471)	529,424,186

Total Investment in Securities (cost $2,954,490,439)		$2,756,698,336
Segregated cash with brokers for derivative instruments		89,068
Cash		9,369
Receivable for investments sold		191,863
Receivable for TBA sale commitments		58,307,782
Receivable for fund shares sold		5,625,119
Interest receivable		15,341,537
Distributions receivable from Fidelity Central Funds		431,388
Receivable for daily variation margin on futures contracts		48,214
Receivable for daily variation margin on centrally cleared OTC swaps		7,075
Bi-lateral OTC swaps, at value		681,574
Total assets		2,837,431,325
Liabilities
Payable for investments purchased
Regular delivery	$4,634,477
Delayed delivery	224,317,376
TBA sale commitments, at value	58,959,990
Payable for fund shares redeemed	1,516,407
Distributions payable	95,993
Bi-lateral OTC swaps, at value	87,306
Accrued management fee	600,705
Other payables and accrued expenses	30,950
Collateral on securities loaned	50,201,734
Total Liabilities		340,444,938
Net Assets		$2,496,986,387
Net Assets consist of:
Paid in capital		$2,776,828,729
Total accumulated earnings (loss)		(279,842,342)
Net Assets		$2,496,986,387
Net Asset Value, offering price and redemption price per share ($2,496,986,387 ÷ 287,704,582 shares)		$8.68

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$64,834,966
Income from Fidelity Central Funds (including $64,609 from security lending)		28,778,107
Total Income		93,613,073
Expenses
Management fee	$6,101,283
Independent trustees' fees and expenses	6,989
Miscellaneous	30,949
Total expenses before reductions	6,139,221
Expense reductions	(4,953)
Total expenses after reductions		6,134,268
Net Investment income (loss)		87,478,805
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(59,298,942)
Futures contracts	3,338,301
Swaps	(218,162)
Total net realized gain (loss)		(56,178,803)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(18,761,311)
Fidelity Central Funds	(2,866,102)
Futures contracts	(886,825)
Swaps	(97,257)
TBA Sale commitments	(1,274,197)
Total change in net unrealized appreciation (depreciation)		(23,885,692)
Net gain (loss)		(80,064,495)
Net increase (decrease) in net assets resulting from operations		$7,414,310
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$87,478,805	$47,909,120
Net realized gain (loss)	(56,178,803)	(17,676,208)
Change in net unrealized appreciation (depreciation)	(23,885,692)	(253,491,050)
Net increase (decrease) in net assets resulting from operations	7,414,310	(223,258,138)
Distributions to shareholders	(85,467,263)	(54,048,620)

Share transactions
Proceeds from sales of shares	1,404,417,066	940,705,508
Reinvestment of distributions	84,724,456	54,048,457
Cost of shares redeemed	(734,401,848)	(730,224,884)

Net increase (decrease) in net assets resulting from share transactions	754,739,674	264,529,081
Total increase (decrease) in net assets	676,686,721	(12,777,677)

Net Assets
Beginning of period	1,820,299,666	1,833,077,343
End of period	$2,496,986,387	$1,820,299,666

Other Information
Shares
Sold	159,841,049	96,159,686
Issued in reinvestment of distributions	9,662,098	5,546,683
Redeemed	(83,442,462)	(75,535,111)
Net increase (decrease)	86,060,685	26,171,258

Financial Highlights
Fidelity® Total Bond K6 Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.03	$10.45	$10.82	$10.34	$9.73
Income from Investment Operations
Net investment income (loss) A,B	.376	.248	.247	.293	.315
Net realized and unrealized gain (loss)	(.357)	(1.388)	.013	.494	.610
Total from investment operations	.019	(1.140)	.260	.787	.925
Distributions from net investment income	(.369)	(.244)	(.240)	(.287)	(.315)
Distributions from net realized gain	-	(.036)	(.390)	(.020)	-
Total distributions	(.369)	(.280)	(.630)	(.307)	(.315)
Net asset value, end of period	$8.68	$9.03	$10.45	$10.82	$10.34
Total Return C	.25%	(11.07)%	2.53%	7.77%	9.72%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	4.30%	2.55%	2.37%	2.82%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,496,986	$1,820,300	$1,833,077	$1,647,610	$1,344,694
Portfolio turnover rate F	203%	108%	137%	167%	83%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)
Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.
			Foreign Securities Forward Foreign Currency Contracts Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, capital loss carryforwards, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$6,226,372
Gross unrealized depreciation	(204,107,941)
Net unrealized appreciation (depreciation)	$(197,881,569)
Tax Cost	$2,954,476,325

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,335,144
Capital loss carryforward	$(82,968,669)
Net unrealized appreciation (depreciation) on securities and other investments	$(198,208,817)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(41,389,775)
Long-term	(41,578,894)
Total capital loss carryforward	$(82,968,669)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$85,467,263	$48,594,184
Long-term Capital Gains	-	5,454,436
Total	$85,467,263	$54,048,620

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	44,033	(125,035)
Total Credit Risk	44,033	(125,035)
Interest Rate Risk
Futures Contracts	3,338,301	(886,825)
Purchased Options	-	(8,452)
Swaps	(262,195)	27,778
Total Interest Rate Risk	3,076,106	(867,499)
Totals	3,120,139	(992,534)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.
	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	2,896,211,554	2,696,941,762
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 1,385,726 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $140,051,080. The net realized loss of $6,797,281 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$7,069	$-	$-
9. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $4,953.
10. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
11. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond K6 Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2023, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
October 13, 2023
We have served as the auditor of one or more of the Fidelity investment companies since 1999.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Total Bond K6 Fund	.30%
Actual		$ 1,000	$ 1,014.20	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.69	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 22.11% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $85,467,263 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9884015.106
TBDK6-ANN-1023
Fidelity® Total Bond Fund

Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-3.94%	0.34%	1.60%
Class M (incl. 4.00% sales charge)	-3.94%	0.34%	1.60%
Class C (incl. contingent deferred sales charge)	-1.66%	0.37%	1.41%
Fidelity® Total Bond Fund	0.36%	1.44%	2.33%
Class I	0.31%	1.41%	2.28%
Class Z	0.45%	1.55%	2.40%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Lead Portfolio Managers Celso Muñoz and Ford O'Neil:
For the fiscal year ending August 31, 2023, the fund's retail and advisor share classes (excluding sales charges, if applicable) posted returns ranging roughly from 0% to 1%, net of fees, versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. Allocations to "plus" sectors - including high-yield bonds, leveraged loans and emerging markets debt - notably boosted relative performance given that these segments outperformed the benchmark. The fund had a shorter duration (less interest rate sensitivity), which also helped lift the relative result given the steep rise in rates the past 12 months. An overweight in asset-backed securities, including collateralized loan obligations and loans backed by airline leases, provided another performance advantage. Among investment-grade securities, sector allocation was a meaningful contributor, led by an overweight to corporate credit, which bested the benchmark, and an underweight to mortgage-backed securities, which trailed it. Among corporate bonds, security selection was helpful as well. Individual standouts included AB InBev and Warner Bros. Discovery in the industrials segment and UBS in the financials segment. In contrast, an underweight in the industrials segment overall, and in technology specifically, detracted from the fund's performance versus the benchmark. Holdings in real estate investment trusts Brandywine Realty Trust and Hudson Pacific Properties also crimped the relative result.

Note to shareholders: On September 1, 2022, the fund's emerging markets sleeve's benchmark changed to a country-capped version of the Bloomberg Emerging Markets Aggregate USD Bond Index, the Bloomberg Emerging Markets Aggregate USD Bond Index - 10% Country Capped.
On October 1, 2022, Matthew Torchia assumed co-management responsibilities for the fund's real estate high income sleeve.
On October 1, 2022, Celso Muñoz became co-lead manager of the fund, alongside Ford O'Neil. In addition, Franco Castagliuolo assumed co-management responsibilities for the fund.
On June 7, 2023, Benjamin Harrison assumed co-management responsibilities for the fund, succeeding Michael Weaver.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.6)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (2.6)%
Futures and Swaps - 4.3%
Forward foreign currency contracts - (1.8)%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Corporate Bonds - 31.1%
		Principal Amount (a)	Value ($)
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp.:
2.375% 3/15/24		10,026,000	9,474,570
3.375% 8/15/26		22,712,000	13,740,760
			23,215,330
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
Redfin Corp. 0.5% 4/1/27		4,580,000	2,908,300

TOTAL CONVERTIBLE BONDS			26,123,630
Nonconvertible Bonds - 31.0%
COMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.5%
Altice France SA:
5.125% 1/15/29(b)		7,650,000	5,450,444
5.125% 7/15/29(b)		5,125,000	3,622,764
5.5% 1/15/28(b)		4,280,000	3,207,411
5.5% 10/15/29(b)		35,000	25,183
AT&T, Inc. 4.3% 2/15/30		10,373,000	9,671,423
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		11,192,000	10,296,640
Cablevision Lightpath LLC:
3.875% 9/15/27(b)		1,135,000	947,574
5.625% 9/15/28(b)		895,000	687,472
Colombia Telecomunicaciones SA 4.95% 7/17/30 (b)		560,000	430,685
Consolidated Communications, Inc. 5% 10/1/28 (b)		1,385,000	1,037,947
Frontier Communications Holdings LLC:
5% 5/1/28(b)		6,390,000	5,475,294
5.875% 10/15/27(b)		1,886,000	1,717,773
5.875% 11/1/29		2,950,000	2,184,722
8.75% 5/15/30(b)		2,730,000	2,653,380
IHS Holding Ltd. 5.625% 11/29/26 (b)		1,070,000	919,622
Level 3 Financing, Inc.:
3.625% 1/15/29(b)		840,000	500,232
4.25% 7/1/28(b)		5,705,000	3,740,525
10.5% 5/15/30(b)		7,119,000	7,231,412
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (b)		2,490,000	1,554,158
Qtel International Finance Ltd.:
2.625% 4/8/31(b)		1,235,000	1,047,441
5% 10/19/25(b)		660,000	654,469
Sable International Finance Ltd. 5.75% 9/7/27 (b)		2,355,000	2,179,529
Sitios Latinoamerica S.A.B. de CV 5.375% 4/4/32 (b)		1,005,000	895,581
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,685,222
7.2% 7/18/36		2,189,000	1,978,268
7.721% 6/4/38		605,000	559,429
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (b)		1,565,000	1,461,867
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		1,800,000	1,643,400
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	19,998,134
2.55% 3/21/31		21,181,000	17,435,927
3% 3/22/27		5,131,000	4,769,319
4.862% 8/21/46		26,720,000	23,514,446
5.012% 4/15/49		569,000	510,312
Windstream Escrow LLC 7.75% 8/15/28 (b)		5,710,000	4,629,168
Zayo Group Holdings, Inc.:
4% 3/1/27(b)		2,850,000	2,135,897
6.125% 3/1/28(b)		1,800,000	1,169,999
			147,623,069
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (b)		5,810,000	4,793,270
Universal Music Group NV 4% 6/13/31 (Reg. S)	EUR	1,800,000	1,942,852
			6,736,122
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,026,880
2.375% 10/9/30		635,000	515,271
Tencent Holdings Ltd.:
1.81% 1/26/26(b)		645,000	592,574
2.39% 6/3/30(b)		1,365,000	1,120,979
3.975% 4/11/29(b)		480,000	441,384
			3,697,088
Media - 1.7%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)		4,840,000	4,219,318
Altice Financing SA:
5% 1/15/28(b)		2,905,000	2,362,083
5.75% 8/15/29(b)		16,285,000	12,900,431
Altice France Holding SA 6% 2/15/28 (b)		7,730,000	3,381,875
Cable Onda SA 4.5% 1/30/30 (b)		2,555,000	2,163,727
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31(b)		7,995,000	6,558,171
4.25% 1/15/34(b)		5,075,000	3,886,421
4.5% 8/15/30(b)		2,590,000	2,178,700
4.5% 5/1/32		8,750,000	7,093,580
4.5% 6/1/33(b)		9,325,000	7,360,877
4.75% 2/1/32(b)		300,000	248,250
5.375% 6/1/29(b)		3,411,000	3,104,517
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,792,273
3.9% 6/1/52		4,000,000	2,559,473
4.4% 4/1/33		24,687,000	21,736,952
4.8% 3/1/50		8,000,000	5,927,098
4.908% 7/23/25		11,107,000	10,907,761
5.25% 4/1/53		46,711,000	36,974,639
5.375% 5/1/47		32,692,000	26,123,326
5.5% 4/1/63		36,711,000	28,839,949
6.484% 10/23/45		9,078,000	8,351,307
6.834% 10/23/55		3,000,000	2,778,330
Clear Channel Outdoor Holdings, Inc.:
5.125% 8/15/27(b)		1,585,000	1,419,593
7.5% 6/1/29(b)		2,077,000	1,547,969
9% 9/15/28(b)		2,545,000	2,557,725
Comcast Corp.:
3.9% 3/1/38		3,341,000	2,850,368
4.65% 7/15/42		7,870,000	7,027,244
6.45% 3/15/37		1,399,000	1,528,733
CSC Holdings LLC:
4.125% 12/1/30(b)		3,005,000	2,142,784
4.5% 11/15/31(b)		950,000	675,513
4.625% 12/1/30(b)		5,735,000	3,000,444
5.375% 2/1/28(b)		7,365,000	6,037,588
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(c)		15,945,000	375,664
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)		935,000	828,614
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,881,373
4.65% 5/15/50		36,524,000	27,224,120
DISH DBS Corp. 5.75% 12/1/28 (b)		4,915,000	3,815,367
DISH Network Corp. 11.75% 11/15/27 (b)		8,390,000	8,512,838
Dolya Holdco 18 DAC 5% 7/15/28 (b)		1,055,000	932,667
Fox Corp.:
4.709% 1/25/29		5,868,000	5,660,747
5.476% 1/25/39		5,787,000	5,251,978
5.576% 1/25/49		3,840,000	3,429,913
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	5,110,765
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(b)		3,675,000	3,098,025
6.75% 10/15/27(b)		850,000	800,063
Magallanes, Inc.:
3.755% 3/15/27		15,793,000	14,812,535
4.054% 3/15/29		5,474,000	5,033,871
4.279% 3/15/32		42,020,000	37,080,108
5.05% 3/15/42		11,773,000	9,677,781
5.141% 3/15/52		59,938,000	47,777,149
News Corp. 5.125% 2/15/32 (b)		2,385,000	2,158,425
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26(b)		7,020,000	5,471,262
6.5% 9/15/28(b)		2,192,000	1,183,762
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)		1,675,000	892,435
Sirius XM Radio, Inc.:
4% 7/15/28(b)		8,390,000	7,265,077
4.125% 7/1/30(b)		3,850,000	3,138,636
5.5% 7/1/29(b)		2,563,000	2,307,355
TEGNA, Inc.:
4.625% 3/15/28		1,005,000	897,629
5% 9/15/29		1,100,000	968,000
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,364,872
5.5% 9/1/41		8,265,000	6,790,158
5.875% 11/15/40		10,540,000	9,170,720
6.55% 5/1/37		29,622,000	28,146,317
7.3% 7/1/38		24,672,000	24,993,936
TV Azteca SA de CV 8.25% (Reg. S) (c)		4,321,000	1,555,560
Univision Communications, Inc.:
4.5% 5/1/29(b)		3,215,000	2,767,269
6.625% 6/1/27(b)		5,155,000	4,990,647
7.375% 6/30/30(b)		2,815,000	2,724,437
8% 8/15/28(b)		2,640,000	2,638,548
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)		4,925,000	4,158,470
VTR Finance BV 6.375% 7/15/28 (b)		830,000	375,575
Ziggo BV 4.875% 1/15/30 (b)		2,545,000	2,139,201
			549,638,888
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (b)		1,350,000	1,223,438
Bharti Airtel International BV 5.35% 5/20/24 (b)		1,560,000	1,553,916
CT Trust 5.125% 2/3/32 (b)		2,020,000	1,656,400
Digicel Group Ltd. 6.75% (b)(c)		731,000	35,636
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)		8,482,000	7,777,248
Millicom International Cellular SA:
4.5% 4/27/31(b)		7,030,000	5,520,940
5.125% 1/15/28(b)		711,000	637,234
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24(b)		745,000	722,948
6.5% 10/13/26(b)		819,000	802,767
Rogers Communications, Inc.:
3.2% 3/15/27		17,146,000	15,850,116
3.8% 3/15/32		14,963,000	12,797,464
Sprint Corp.:
7.125% 6/15/24		7,850,000	7,912,266
7.625% 2/15/25		2,950,000	3,008,056
7.625% 3/1/26		4,405,000	4,565,906
7.875% 9/15/23		1,905,000	1,905,819
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	27,815,184
3.75% 4/15/27		23,850,000	22,604,895
3.875% 4/15/30		42,000,000	38,334,458
4.375% 4/15/40		5,147,000	4,423,281
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S)(d)	GBP	5,150,000	6,100,546
6.25% 10/3/78 (Reg. S)(d)		739,000	726,141
VTR Comunicaciones SpA:
4.375% 4/15/29(b)		565,000	344,158
5.125% 1/15/28(b)		1,568,000	964,908
			167,283,725
TOTAL COMMUNICATION SERVICES			874,978,892

CONSUMER DISCRETIONARY - 1.2%
Automobile Components - 0.1%
Adient Global Holdings Ltd. 7% 4/15/28 (b)		575,000	580,916
Dana, Inc.:
4.25% 9/1/30		775,000	637,259
5.375% 11/15/27		515,000	487,203
Hertz Corp. 5% 12/1/29 (b)		495,000	406,986
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)		380,000	354,689
Macquarie AirFinance Holdings 8.375% 5/1/28 (b)		2,070,000	2,113,511
Metalsa SA de CV 3.75% 5/4/31 (b)		1,225,000	950,747
PECF USS Intermediate Holding III Corp. 8% 11/15/29 (b)		1,772,000	1,130,117
Robert Bosch GmbH 4.375% 6/2/43 (Reg. S)	EUR	1,500,000	1,629,729
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,593,995
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,498,614
ZF North America Capital, Inc.:
4.75% 4/29/25(b)		2,400,000	2,331,720
6.875% 4/14/28(b)		1,040,000	1,036,647
7.125% 4/14/30(b)		1,040,000	1,053,569
			16,805,702
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,900,000	1,483,037
4.75% 1/15/43		950,000	710,135
5.291% 12/8/46		380,000	298,400
6.1% 8/19/32		6,145,000	5,872,580
7.4% 11/1/46		760,000	774,020
General Motors Financial Co., Inc. 5.15% 8/15/26 (Reg. S)	GBP	1,380,000	1,699,177
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.9311% 10/15/26 (b)(d)(e)		12,565,000	12,523,453
			23,360,802
Broadline Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		805,000	644,483
JD.com, Inc. 3.375% 1/14/30		2,255,000	1,981,739
John Lewis PLC 6.125% 1/21/25	GBP	14,058,000	17,342,586
Marks & Spencer PLC 3.75% 5/19/26 (Reg. S)	GBP	100,000	117,432
Match Group Holdings II LLC:
3.625% 10/1/31(b)		570,000	464,670
4.125% 8/1/30(b)		1,210,000	1,037,720
5% 12/15/27(b)		2,650,000	2,486,608
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,700,153
4.375% 4/1/30		1,505,000	1,202,457
Prosus NV:
3.061% 7/13/31(b)		1,085,000	822,235
3.68% 1/21/30(b)		1,370,000	1,123,482
4.027% 8/3/50(b)		1,605,000	948,330
4.193% 1/19/32(b)		720,000	585,450
			30,457,345
Distributors - 0.0%
Inchcape PLC 6.5% 6/9/28 (Reg. S)	GBP	2,600,000	3,286,408
Windsor Holdings III, LLC 8.5% 6/15/30 (b)		2,260,000	2,269,858
			5,556,266
Diversified Consumer Services - 0.1%
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (b)		12,380,000	11,999,067
Service Corp. International:
4% 5/15/31		1,650,000	1,398,953
5.125% 6/1/29		1,040,000	978,900
Sotheby's 7.375% 10/15/27 (b)		2,323,000	2,114,758
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)		5,810,000	5,388,156
			21,879,834
Hotels, Restaurants & Leisure - 0.5%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(b)		1,625,000	1,478,009
4% 10/15/30(b)		3,260,000	2,761,713
4.375% 1/15/28(b)		4,880,000	4,479,122
5.75% 4/15/25(b)		850,000	843,715
Affinity Gaming LLC 6.875% 12/15/27 (b)		7,520,000	6,658,604
Aramark Services, Inc.:
5% 2/1/28(b)		2,324,000	2,168,096
6.375% 5/1/25(b)		5,069,000	5,077,541
Caesars Entertainment, Inc.:
6.25% 7/1/25(b)		4,730,000	4,693,282
7% 2/15/30(b)		3,560,000	3,573,624
8.125% 7/1/27(b)		5,795,000	5,883,849
Caesars Resort Collection LLC 5.75% 7/1/25 (b)		3,860,000	3,862,764
Carnival Corp.:
5.75% 3/1/27(b)		7,395,000	6,947,484
6% 5/1/29(b)		3,185,000	2,882,787
6.65% 1/15/28		450,000	417,009
7% 8/15/29(b)		1,075,000	1,090,737
7.625% 3/1/26(b)		7,350,000	7,327,684
10.5% 6/1/30(b)		4,715,000	5,022,088
Constellation Merger Sub, Inc. 8.5% 9/15/25 (b)		530,000	442,550
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)		3,890,000	3,212,265
Garden SpinCo Corp. 8.625% 7/20/30 (b)		935,000	998,225
GENM Capital Labuan Ltd. 3.882% 4/19/31 (b)		1,585,000	1,263,562
Golden Entertainment, Inc. 7.625% 4/15/26 (b)		3,736,000	3,707,980
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32(b)		7,390,000	6,180,224
3.75% 5/1/29(b)		750,000	660,747
4% 5/1/31(b)		4,275,000	3,715,855
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (b)		1,425,000	1,201,391
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	3,640,000	4,031,217
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)		1,370,000	1,241,576
Life Time, Inc. 8% 4/15/26 (b)		2,875,000	2,853,438
Lindblad Expeditions LLC 6.75% 2/15/27 (b)		490,000	473,247
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)		3,335,000	2,748,240
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29(b)		400,000	338,008
4.75% 1/15/28		1,395,000	1,245,038
McDonald's Corp. 3.5% 7/1/27		6,642,000	6,304,353
Meituan:
2.125% 10/28/25(b)		1,375,000	1,263,570
3.05% 10/28/30(b)		1,235,000	972,649
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		1,540,000	1,470,623
NCL Corp. Ltd.:
5.875% 3/15/26(b)		1,345,000	1,268,172
7.75% 2/15/29(b)		2,845,000	2,702,755
NCL Finance Ltd. 6.125% 3/15/28 (b)		960,000	865,536
Ontario Gaming GTA LP 8% 8/1/30 (b)		110,000	111,187
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26(b)		5,550,000	5,174,488
5.375% 7/15/27(b)		2,130,000	2,004,363
5.5% 8/31/26(b)		5,685,000	5,447,464
5.5% 4/1/28(b)		4,835,000	4,524,833
7.25% 1/15/30(b)		950,000	964,436
11.625% 8/15/27(b)		870,000	947,548
Scientific Games Corp. 7.5% 9/1/31 (b)		1,495,000	1,515,882
Station Casinos LLC 4.5% 2/15/28 (b)		2,371,000	2,122,045
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (b)		618,000	597,939
Times Square Hotel Trust 8.528% 8/1/26 (b)		606,292	599,160
Viking Cruises Ltd. 9.125% 7/15/31 (b)		665,000	687,036
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)		950,000	883,197
Voc Escrow Ltd. 5% 2/15/28 (b)		1,305,000	1,211,290
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	2,003,512
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,826,536
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)		2,700,000	2,462,397
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)		950,000	933,571
Yum! Brands, Inc.:
3.625% 3/15/31		950,000	805,624
4.625% 1/31/32		5,170,000	4,625,890
5.375% 4/1/32		760,000	713,261
			160,490,988
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (b)		505,000	495,348
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)		1,345,000	1,165,301
Newell Brands, Inc.:
4.7% 4/1/26		1,000,000	958,106
6% 4/1/46(f)		760,000	616,753
6.375% 9/15/27		1,000,000	979,635
6.625% 9/15/29		1,055,000	1,044,096
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (b)		950,000	949,205
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	2,846,492
TopBuild Corp. 4.125% 2/15/32 (b)		1,870,000	1,556,775
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		50,000	49,875
TRI Pointe Homes, Inc. 5.7% 6/15/28		380,000	360,255
			11,021,841
Leisure Products - 0.1%
Mattel, Inc.:
3.375% 4/1/26(b)		4,345,000	4,044,786
3.75% 4/1/29(b)		7,105,000	6,315,725
5.45% 11/1/41		760,000	654,203
5.875% 12/15/27(b)		2,650,000	2,599,127
			13,613,841
Specialty Retail - 0.2%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,754,991
AutoZone, Inc. 4% 4/15/30		20,750,000	19,199,950
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	955,298
Carvana Co.:
4.875% 9/1/29(b)		1,557,000	929,224
5.5% 4/15/27(b)		1,512,000	1,103,760
5.875% 10/1/28(b)		800,000	492,000
9% 12/1/28 pay-in-kind		677,000	582,220
9% 6/1/30 pay-in-kind		1,017,000	874,620
9% 6/1/31 pay-in-kind		1,204,000	1,035,440
10.25% 5/1/30(b)		220,000	170,545
Foot Locker, Inc. 4% 10/1/29 (b)		1,250,000	940,838
LBM Acquisition LLC 6.25% 1/15/29 (b)		3,310,000	2,888,244
LCM Investments Holdings 8.25% 8/1/31 (b)		980,000	980,627
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,248,247
4.45% 4/1/62		33,905,000	26,441,968
Michaels Companies, Inc.:
5.25% 5/1/28(b)		1,985,000	1,654,994
7.875% 5/1/29(b)		1,530,000	1,060,596
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,350,687
Sally Holdings LLC 5.625% 12/1/25		2,200,000	2,185,113
Valvoline, Inc. 4.25% 2/15/30 (b)		2,385,000	2,344,294
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,350,000	3,060,341
Victoria's Secret & Co. 4.625% 7/15/29 (b)		1,380,000	999,163
			77,253,160
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		1,255,000	994,588
Hanesbrands, Inc. 4.875% 5/15/26 (b)		515,000	481,422
Kering SA 3.875% 9/5/35 (Reg. S)	EUR	2,200,000	2,381,944
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		800,000	679,504
Levi Strauss & Co. 3.5% 3/1/31 (b)		1,050,000	853,157
Wolverine World Wide, Inc. 4% 8/15/29 (b)		4,440,000	3,325,604
			8,716,219
TOTAL CONSUMER DISCRETIONARY			369,155,998

CONSUMER STAPLES - 1.5%
Beverages - 0.5%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,302,490
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	22,024,046
4.9% 2/1/46		28,689,000	26,687,914
Anheuser-Busch InBev SA NV 9.75% 7/30/24	GBP	249,000	326,164
Anheuser-Busch InBev Worldwide, Inc.:
4.35% 6/1/40		13,754,000	12,304,409
5.45% 1/23/39		18,170,000	18,444,684
5.55% 1/23/49		34,229,000	35,061,003
5.8% 1/23/59 (Reg. S)		36,395,000	38,163,542
Central American Bottling Corp. 5.25% 4/27/29 (b)		1,195,000	1,087,450
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		3,995,000	3,505,613
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)		8,610,000	7,318,968
			174,226,283
Consumer Staples Distribution & Retail - 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26(b)		515,000	478,678
3.5% 3/15/29(b)		4,705,000	4,069,922
4.875% 2/15/30(b)		3,075,000	2,821,341
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,780,000	2,145,169
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (b)		1,615,000	1,505,891
Performance Food Group, Inc. 5.5% 10/15/27 (b)		2,247,000	2,163,654
SEG Holding LLC/SEG Finance Corp. 5.625% 10/15/28 (b)		190,000	183,350
Sysco Corp. 5.95% 4/1/30		8,801,000	9,114,890
Tesco Corporate Treasury Services PLC 5.5% 2/27/35 (Reg. S)	GBP	4,750,000	5,610,072
U.S. Foods, Inc.:
4.625% 6/1/30(b)		1,130,000	1,004,369
4.75% 2/15/29(b)		3,290,000	3,002,853
United Natural Foods, Inc. 6.75% 10/15/28 (b)		380,000	316,350
			32,416,539
Food Products - 0.4%
Adecoagro SA 6% 9/21/27 (b)		1,570,000	1,484,372
Camposol SA 6% 2/3/27 (b)		800,000	550,720
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (b)		760,000	681,993
Darling Ingredients, Inc. 6% 6/15/30 (b)		1,365,000	1,334,063
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27		32,955,000	29,623,085
3% 5/15/32		33,235,000	26,245,463
3.625% 1/15/32		9,085,000	7,455,895
5.125% 2/1/28		11,235,000	10,919,119
5.5% 1/15/30		6,505,000	6,298,430
5.75% 4/1/33		23,135,000	22,018,373
JDE Peet's BV 2.25% 9/24/31 (b)		7,550,000	5,805,511
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(b)		6,450,000	5,672,369
4.375% 1/31/32(b)		950,000	824,529
MARB BondCo PLC 3.95% 1/29/31 (b)		985,000	764,606
Pilgrim's Pride Corp.:
3.5% 3/1/32		950,000	765,045
4.25% 4/15/31		1,125,000	973,256
Post Holdings, Inc.:
4.625% 4/15/30(b)		2,555,000	2,263,686
5.5% 12/15/29(b)		3,595,000	3,325,570
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,095,590
			128,101,675
Personal Care Products - 0.0%
BellRing Brands, Inc. 7% 3/15/30 (b)		760,000	760,317
Natura Cosmeticos SA 4.125% 5/3/28 (b)		510,000	443,420
			1,203,737
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	19,865,969
4.25% 8/9/42		17,795,000	13,479,952
4.5% 5/2/43		11,887,000	9,263,796
4.8% 2/14/29		3,305,000	3,202,308
5.375% 1/31/44		21,453,000	19,919,676
5.95% 2/14/49		14,275,000	13,291,634
Imperial Tobacco Finance PLC:
3.5% 7/26/26(b)		12,260,000	11,517,615
4.25% 7/21/25(b)		11,765,000	11,377,360
6.125% 7/27/27(b)		12,116,000	12,248,638
Reynolds American, Inc.:
4.45% 6/12/25		5,827,000	5,700,699
5.7% 8/15/35		2,699,000	2,496,363
5.85% 8/15/45		22,737,000	19,750,902
6.15% 9/15/43		2,874,000	2,630,768
7.25% 6/15/37		3,221,000	3,385,625
			148,131,305
TOTAL CONSUMER STAPLES			484,079,539

ENERGY - 4.3%
Energy Equipment & Services - 0.1%
CGG SA 8.75% 4/1/27 (b)		3,590,000	3,089,528
Guara Norte SARL 5.198% 6/15/34 (b)		1,215,858	1,063,875
Halliburton Co.:
3.8% 11/15/25		152,000	148,221
4.85% 11/15/35		5,447,000	5,107,025
Jonah Energy Parent LLC 12% 11/5/25 (g)(h)		1,656,358	1,689,486
Oleoducto Central SA 4% 7/14/27 (b)		1,203,000	1,071,422
Seadrill Finance Ltd. 8.375% 8/1/30 (b)		925,000	948,125
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		3,231,000	3,259,400
State Oil Co. of Azerbaijan Republic 6.95% 3/18/30 (Reg. S)		750,000	769,898
Technip Energies NV 1.125% 5/28/28	EUR	2,725,000	2,563,885
The Oil and Gas Holding Co.:
7.5% 10/25/27(b)		1,677,000	1,701,484
8.375% 11/7/28(b)		485,000	510,821
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		1,627,500	1,617,410
Transocean, Inc.:
7.25% 11/1/25(b)		955,000	938,288
7.5% 1/15/26(b)		1,475,000	1,451,275
8% 2/1/27(b)		4,965,000	4,843,457
8.75% 2/15/30(b)		2,465,250	2,521,988
Valaris Ltd. 8.375% 4/30/30 (b)		3,900,000	3,972,345
			37,267,933
Oil, Gas & Consumable Fuels - 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27(b)		950,000	920,754
7.875% 5/15/26(b)		950,000	966,519
California Resources Corp. 7.125% 2/1/26 (b)		1,370,000	1,373,518
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)		1,460,000	1,451,291
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	19,622,353
3.9% 2/1/25		15,925,000	15,476,580
5.85% 2/1/35		6,942,000	6,746,750
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,575,623
5.25% 6/15/37		25,696,000	23,429,255
5.4% 6/15/47		4,073,000	3,661,223
6.75% 11/15/39		3,372,000	3,496,243
Centennial Resource Production LLC:
5.875% 7/1/29(b)		2,750,000	2,640,000
7.75% 2/15/26(b)		1,465,000	1,477,085
Citgo Holding, Inc. 9.25% 8/1/24 (b)		1,165,000	1,165,233
Citgo Petroleum Corp.:
6.375% 6/15/26(b)		4,665,000	4,555,652
7% 6/15/25(b)		4,818,000	4,769,820
CNX Resources Corp. 7.375% 1/15/31 (b)		2,150,000	2,146,003
Columbia Pipelines Operating Co. LLC:
5.927% 8/15/30(b)		3,692,000	3,724,255
6.036% 11/15/33(b)		9,954,000	10,056,031
6.497% 8/15/43(b)		2,975,000	3,015,441
6.544% 11/15/53(b)		5,356,000	5,474,930
6.714% 8/15/63(b)		3,206,000	3,277,185
Comstock Resources, Inc.:
5.875% 1/15/30(b)		2,290,000	2,022,601
6.75% 3/1/29(b)		3,015,000	2,821,066
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27(b)		18,087,000	17,544,390
5.75% 4/1/25		1,179,000	1,169,014
7.375% 2/1/31(b)		1,995,000	2,055,169
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29(b)		2,795,000	2,595,744
5.625% 10/15/25(b)		335,000	329,710
CVR Energy, Inc.:
5.25% 2/15/25(b)		6,190,000	6,004,585
5.75% 2/15/28(b)		8,071,000	7,347,193
DCP Midstream Operating LP 6.45% 11/3/36 (b)		8,754,000	8,918,654
Delek Logistics Partners LP 7.125% 6/1/28 (b)		5,730,000	5,326,493
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (b)		2,905,000	2,883,213
DT Midstream, Inc.:
4.125% 6/15/29(b)		2,270,000	2,011,037
4.375% 6/15/31(b)		950,000	822,427
Ecopetrol SA:
4.625% 11/2/31		950,000	746,273
8.875% 1/13/33		2,200,000	2,224,255
EG Global Finance PLC:
6.75% 2/7/25(b)		8,706,000	8,578,196
8.5% 10/30/25(b)		10,536,000	10,430,697
EIG Pearl Holdings SARL 3.545% 8/31/36 (b)		4,070,000	3,376,920
Empresa Nacional de Petroleo 6.15% 5/10/33 (b)		865,000	851,091
Enbridge, Inc. 4% 10/1/23		9,942,000	9,925,209
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)		4,367,000	4,271,799
Energean Israel Finance Ltd.:
4.875% 3/30/26 (Reg. S)(b)		1,555,000	1,458,046
8.5% 9/30/33 (Reg. S)(b)		800,000	810,000
Energean PLC 6.5% 4/30/27 (b)		1,420,000	1,295,182
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,704,143
3.9% 5/15/24(d)		2,707,000	2,666,901
4.2% 9/15/23		3,683,000	3,681,181
4.95% 6/15/28		12,566,000	12,170,068
5% 5/15/50		36,762,000	30,260,073
5.25% 4/15/29		6,576,000	6,424,945
5.4% 10/1/47		33,221,000	28,614,860
5.8% 6/15/38		7,006,000	6,641,010
6% 6/15/48		6,263,000	5,789,429
6.125% 12/15/45		1,400,000	1,314,774
6.25% 4/15/49		4,516,000	4,323,192
EnLink Midstream LLC:
5.625% 1/15/28(b)		3,485,000	3,371,284
6.5% 9/1/30(b)		3,695,000	3,704,444
EnLink Midstream Partners LP:
4.15% 6/1/25		1,015,000	982,337
4.85% 7/15/26		1,780,000	1,708,800
EQM Midstream Partners LP:
4% 8/1/24		2,515,000	2,453,308
4.75% 1/15/31(b)		780,000	689,269
6% 7/1/25(b)		239,000	236,819
6.5% 7/1/27(b)		650,000	645,887
6.5% 7/15/48		385,000	349,483
FEL Energy VI SARL 5.75% 12/1/40 (b)		849,989	717,391
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34(b)		887,100	747,692
2.625% 3/31/36(b)		3,880,000	3,063,803
GeoPark Ltd. 5.5% 1/17/27 (b)		1,370,000	1,169,980
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		2,690,000	2,542,050
7% 8/1/27		5,739,000	5,652,915
Golar LNG Ltd. 7% 10/20/25 (b)		3,285,000	3,232,144
Harvest Midstream I LP 7.5% 9/1/28 (b)		3,815,000	3,823,361
Hess Corp.:
5.6% 2/15/41		19,538,000	18,369,549
5.8% 4/1/47		15,757,000	15,037,798
7.125% 3/15/33		3,656,000	3,984,199
7.3% 8/15/31		8,054,000	8,792,785
7.875% 10/1/29		13,500,000	14,919,076
Hess Midstream Partners LP:
4.25% 2/15/30(b)		1,520,000	1,336,232
5.125% 6/15/28(b)		4,372,000	4,101,030
5.5% 10/15/30(b)		950,000	889,362
5.625% 2/15/26(b)		4,705,000	4,603,984
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		3,570,000	3,348,895
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)		4,010,000	4,152,716
KazMunaiGaz National Co.:
3.5% 4/14/33(b)		915,000	686,991
5.375% 4/24/30(b)		520,000	472,909
5.75% 4/19/47(b)		460,000	369,578
Kinder Morgan Energy Partners LP:
5.5% 3/1/44		27,364,000	24,411,531
6.55% 9/15/40		1,203,000	1,195,229
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,605,160
5.55% 6/1/45		7,786,000	7,036,622
Kosmos Energy Ltd. 7.125% 4/4/26 (b)		4,270,000	3,918,067
Leviathan Bond Ltd.:
6.125% 6/30/25 (Reg. S)(b)		1,875,000	1,831,275
6.5% 6/30/27 (Reg. S)(b)		240,000	231,600
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (b)		2,956,730	1,955,138
Medco Laurel Tree PTE Ltd. 6.95% 11/12/28 (b)		1,645,000	1,493,857
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (b)		565,000	553,073
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (b)		1,295,000	1,277,505
Mesquite Energy, Inc. 7.25% (b)(c)(h)		7,883,000	1
MPLX LP:
4.8% 2/15/29		3,672,000	3,538,158
4.875% 12/1/24		8,532,000	8,420,920
4.95% 9/1/32		22,661,000	21,408,261
5.5% 2/15/49		11,018,000	9,817,230
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)		1,205,000	1,013,646
NAK Naftogaz Ukraine:
7.375% (Reg. S)(c)		1,605,000	971,025
7.625% 11/8/26(b)		565,000	220,350
New Fortress Energy, Inc.:
6.5% 9/30/26(b)		27,396,000	25,465,202
6.75% 9/15/25(b)		15,547,000	15,025,863
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (b)		2,860,000	2,847,346
Northern Oil & Gas, Inc.:
8.125% 3/1/28(b)		3,040,000	3,047,326
8.75% 6/15/31(b)		950,000	970,443
Nostrum Oil & Gas Finance BV:
5% 6/30/26(b)		1,651,000	989,543
14% 6/30/26 pay-in-kind(b)(d)		2,340,420	561,701
Occidental Petroleum Corp.:
4.2% 3/15/48		950,000	697,456
4.4% 4/15/46		2,850,000	2,186,862
4.4% 8/15/49		1,330,000	947,746
4.5% 7/15/44		2,340,000	1,695,938
5.5% 12/1/25		1,030,000	1,019,324
5.55% 3/15/26		16,287,000	16,149,863
5.875% 9/1/25		1,395,000	1,387,658
6.125% 1/1/31		3,225,000	3,249,510
6.45% 9/15/36		18,451,000	18,866,793
6.6% 3/15/46		18,160,000	18,689,727
6.625% 9/1/30		7,925,000	8,180,959
7.5% 5/1/31		27,439,000	29,730,197
7.875% 9/15/31		935,000	1,035,570
7.95% 6/15/39		475,000	532,813
8.875% 7/15/30		5,055,000	5,795,305
Parkland Corp.:
4.5% 10/1/29(b)		1,215,000	1,070,559
4.625% 5/1/30(b)		5,915,000	5,214,487
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)		4,885,000	4,860,819
Petroleos de Venezuela SA:
5.375%(c)		621,100	36,451
6%(b)(c)		2,790,167	167,410
6%(b)(c)		3,207,669	177,570
12.75%(b)(c)		172,000	10,094
Petroleos Mexicanos:
4.5% 1/23/26		22,915,000	20,130,828
5.35% 2/12/28		650,000	519,821
5.95% 1/28/31		70,847,000	51,175,622
6.35% 2/12/48		43,373,000	25,916,452
6.49% 1/23/27		36,590,000	31,911,603
6.5% 3/13/27		74,753,000	65,264,975
6.5% 6/2/41		380,000	235,106
6.625% 6/15/35		5,003,000	3,417,674
6.7% 2/16/32		20,512,000	15,430,152
6.75% 9/21/47		31,543,000	19,363,932
6.84% 1/23/30		71,806,000	56,540,044
6.875% 10/16/25		1,060,000	1,003,778
6.875% 8/4/26		1,395,000	1,267,846
6.95% 1/28/60		24,897,000	15,255,637
7.69% 1/23/50		53,530,000	35,640,274
Petronas Capital Ltd.:
3.404% 4/28/61(b)		1,775,000	1,193,137
3.5% 4/21/30(b)		625,000	567,781
Petrorio Luxembourg SARL 6.125% 6/9/26 (b)		915,000	878,858
Phillips 66 Co. 3.85% 4/9/25		2,401,000	2,336,215
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,324,497
3.6% 11/1/24		4,912,000	4,782,011
PT Adaro Indonesia 4.25% 10/31/24 (b)		2,375,000	2,287,695
PT Pertamina Persero 4.175% 1/21/50 (b)		645,000	488,362
Qatar Petroleum:
1.375% 9/12/26(b)		2,965,000	2,653,942
2.25% 7/12/31(b)		3,335,000	2,742,204
3.125% 7/12/41(b)		3,545,000	2,596,606
3.3% 7/12/51(b)		3,780,000	2,648,155
Rockies Express Pipeline LLC:
4.8% 5/15/30(b)		220,000	192,190
4.95% 7/15/29(b)		2,610,000	2,388,889
6.875% 4/15/40(b)		990,000	890,561
SA Global Sukuk Ltd. 1.602% 6/17/26 (b)		2,020,000	1,829,332
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,172,645
Saudi Arabian Oil Co.:
2.25% 11/24/30(b)		2,710,000	2,223,663
3.25% 11/24/50(b)		2,170,000	1,433,936
3.5% 4/16/29(b)		3,740,000	3,418,846
3.5% 11/24/70(b)		830,000	520,767
4.25% 4/16/39(b)		4,395,000	3,729,817
4.375% 4/16/49(b)		340,000	276,811
Sibur Securities DAC 2.95% (b)(c)(h)		610,000	411,750
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26(b)		980,000	895,867
2.7% 5/13/30(b)		600,000	529,122
SM Energy Co. 5.625% 6/1/25		1,645,000	1,620,111
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,015,322
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,622,614
5.875% 3/15/28		2,625,000	2,549,669
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(b)		5,665,000	5,261,425
6% 3/1/27(b)		4,580,000	4,388,739
6% 12/31/30(b)		14,120,000	12,631,669
6% 9/1/31(b)		5,080,000	4,511,650
7.5% 10/1/25(b)		7,360,000	7,404,822
Teine Energy Ltd. 6.875% 4/15/29 (b)		515,000	477,663
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (b)		1,777,000	1,356,775
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,082,143
3.9% 1/15/25		16,989,000	16,568,442
4% 9/15/25		1,911,000	1,850,687
4.5% 11/15/23		4,667,000	4,652,249
4.55% 6/24/24		21,661,000	21,428,507
4.65% 8/15/32		23,596,000	22,157,428
5.3% 8/15/52		5,344,000	4,811,672
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		3,952,000	3,483,265
Tullow Oil PLC:
7% 3/1/25(b)		470,000	321,203
10.25% 5/15/26(b)		2,385,000	1,973,588
Uzbekneftegaz JSC 4.75% 11/16/28 (b)		265,000	216,532
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(b)		5,960,000	5,155,539
4.125% 8/15/31(b)		2,605,000	2,209,707
6.25% 1/15/30(b)		2,650,000	2,581,526
Western Gas Partners LP:
3.1% 2/1/25		3,570,000	3,418,823
3.95% 6/1/25		950,000	916,723
4.65% 7/1/26		5,039,000	4,873,477
4.75% 8/15/28		3,701,000	3,503,567
5.25% 2/1/50		1,900,000	1,537,708
5.3% 3/1/48		950,000	778,688
5.5% 8/15/48		570,000	474,153
			1,320,420,027
TOTAL ENERGY			1,357,687,960

FINANCIALS - 12.4%
Banks - 5.4%
Access Bank PLC 6.125% 9/21/26 (b)		1,530,000	1,300,194
AIB Group PLC:
1.875% 11/19/29 (Reg. S)(d)	EUR	3,020,000	3,114,570
2.25% 4/4/28 (Reg. S)(d)	EUR	10,100,000	10,090,083
4.625% 7/23/29 (Reg. S)(d)	EUR	500,000	540,642
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (d)	EUR	3,600,000	3,507,029
Banco Espirito Santo SA 4% (Reg. S) (c)(h)	EUR	1,300,000	281,931
Bank of America Corp.:
2.299% 7/21/32(d)		34,460,000	27,176,974
2.496% 2/13/31(d)		10,000,000	8,315,650
3.419% 12/20/28(d)		14,844,000	13,612,040
3.705% 4/24/28(d)		20,736,000	19,410,451
3.95% 4/21/25		6,832,000	6,613,008
4.25% 10/22/26		9,380,000	9,008,162
4.571% 4/27/33(d)		10,000,000	9,269,895
5.015% 7/22/33(d)		202,394,000	194,795,435
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S)(d)	EUR	6,600,000	6,356,590
2.029% 9/30/27(b)(d)		7,550,000	6,642,641
BankMuscat SAOG 4.75% 3/17/26 (Reg. S)		625,000	604,006
Barclays PLC:
2.852% 5/7/26(d)		31,500,000	29,771,343
4.375% 1/12/26		15,982,000	15,405,938
5.088% 6/20/30(d)		26,155,000	23,963,486
5.2% 5/12/26		12,530,000	12,158,404
5.262% 1/29/34 (Reg. S)(d)	EUR	1,590,000	1,726,320
5.746% 8/9/33(d)		1,801,000	1,725,760
5.829% 5/9/27(d)		27,350,000	27,099,230
6.224% 5/9/34(d)		21,460,000	21,193,889
7.437% 11/2/33(d)		1,650,000	1,765,940
8.407% 11/14/32 (Reg. S)(d)	GBP	2,300,000	2,946,094
BNP Paribas SA:
2.159% 9/15/29(b)(d)		10,072,000	8,426,407
2.219% 6/9/26(b)(d)		27,762,000	25,936,322
2.5% 3/31/32 (Reg. S)(d)	EUR	5,000,000	4,882,405
4.125% 5/24/33 (Reg. S)	EUR	3,900,000	4,247,040
BPCE SA 1.5% 1/13/42 (Reg. S) (d)	EUR	7,000,000	6,587,934
Citigroup, Inc.:
2.666% 1/29/31(d)		10,000,000	8,380,805
3.352% 4/24/25(d)		17,534,000	17,209,102
4.3% 11/20/26		5,384,000	5,172,658
4.4% 6/10/25		23,073,000	22,498,515
4.412% 3/31/31(d)		42,031,000	39,026,394
4.45% 9/29/27		19,254,000	18,404,166
4.6% 3/9/26		8,567,000	8,341,493
4.91% 5/24/33(d)		72,011,000	68,451,717
5.875% 7/1/24 (Reg. S)	GBP	1,500,000	1,888,768
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	7,428,592
Commerzbank AG 8.625% 2/28/33 (Reg. S) (d)	GBP	700,000	874,874
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(d)		9,644,000	8,178,326
Credit Agricole SA:
UK Government Bonds 1 Year + 2.180% 6.375% 6/14/31 (Reg. S)(d)(e)	GBP	4,200,000	5,319,538
1.25% 10/2/24 (Reg. S)	GBP	1,600,000	1,926,241
4.875% 10/23/29 (Reg. S)	GBP	1,100,000	1,314,359
Danske Bank A/S:
2.25% 1/14/28 (Reg. S)(d)	GBP	3,450,000	3,768,385
4.625% 4/13/27 (Reg. S)(d)	GBP	1,700,000	2,067,461
4.75% 6/21/30 (Reg. S)(d)	EUR	7,250,000	7,938,612
5.375% 1/12/24 (Reg. S)		4,460,000	4,443,002
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,902,356
4.787% 3/10/32 (Reg. S)(d)	EUR	3,930,000	4,281,900
4.856% 5/23/33 (Reg. S)(d)	EUR	5,100,000	5,568,410
4.95% 3/31/30		5,616,000	5,403,318
7.39% 11/3/28(d)		2,850,000	2,994,274
8.201% 11/16/34 (Reg. S)(d)	GBP	3,200,000	4,170,962
ING Groep NV 4.75% 5/23/34 (Reg. S) (d)	EUR	8,000,000	8,688,333
Intesa Sanpaolo SpA:
3.875% 7/14/27(b)		5,666,000	5,137,492
4.198% 6/1/32(b)(d)		4,469,000	3,405,856
5.017% 6/26/24(b)		16,671,000	16,300,453
5.71% 1/15/26(b)		65,914,000	63,231,609
JPMorgan Chase & Co.:
2.739% 10/15/30(d)		10,000,000	8,572,478
2.956% 5/13/31(d)		16,800,000	14,280,346
4.452% 12/5/29(d)		40,200,000	38,321,158
4.493% 3/24/31(d)		60,900,000	57,727,545
4.586% 4/26/33(d)		89,633,000	83,820,019
4.912% 7/25/33(d)		89,141,000	85,730,627
5.299% 7/24/29(d)		35,000,000	34,800,073
5.717% 9/14/33(d)		41,000,000	40,976,583
Jyske Bank A/S 5% 10/26/28 (d)	EUR	1,825,000	1,984,192
Lloyds Bank Corporate Markets PLC 1.75% 7/11/24 (Reg. S)	GBP	1,530,000	1,868,072
Lloyds Banking Group PLC:
1.985% 12/15/31(d)	GBP	3,200,000	3,441,837
4.5% 1/11/29 (Reg. S)(d)	EUR	1,960,000	2,120,884
4.976% 8/11/33(d)		900,000	833,065
Magyar Export-Import Bank 6.125% 12/4/27 (b)		540,000	536,117
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	586,269
NatWest Group PLC:
2.105% 11/28/31 (Reg. S)(d)	GBP	5,300,000	5,665,898
3.073% 5/22/28(d)		17,464,000	15,746,327
3.619% 3/29/29 (Reg. S)(d)	GBP	2,995,000	3,343,103
3.622% 8/14/30 (Reg. S)(d)	GBP	2,250,000	2,660,983
4.771% 2/16/29 (Reg. S)(d)	EUR	1,800,000	1,957,885
4.8% 4/5/26		15,141,000	14,741,507
7.416% 6/6/33 (Reg. S)(d)	GBP	2,600,000	3,244,729
Nordea Bank Abp 4.125% 5/5/28 (Reg. S)	EUR	5,300,000	5,752,480
PNC Financial Services Group, Inc. 4.626% 6/6/33 (d)		25,000,000	22,635,605
Rabobank Nederland:
4% 1/10/30 (Reg. S)	EUR	2,600,000	2,786,493
4.375% 8/4/25		16,524,000	16,016,351
Societe Generale:
1.038% 6/18/25(b)(d)		70,150,000	67,087,955
1.488% 12/14/26(b)(d)		37,622,000	33,712,482
4.25% 4/14/25(b)		2,700,000	2,602,315
4.75% 11/24/25(b)		1,750,000	1,683,681
6.691% 1/10/34(b)(d)		1,700,000	1,731,529
Synchrony Bank:
5.4% 8/22/25		21,633,000	20,910,336
5.625% 8/23/27		19,587,000	18,527,007
UniCredit SpA:
2.731% 1/15/32 (Reg. S)(d)	EUR	3,601,000	3,464,320
5.861% 6/19/32(b)(d)		4,900,000	4,509,755
Virgin Money UK PLC:
5.125% 12/11/30 (Reg. S)(d)	GBP	1,150,000	1,349,604
7.625% 8/23/29 (Reg. S)(d)	GBP	3,270,000	4,170,476
Wells Fargo & Co.:
2.125% 12/20/23 (Reg. S)	GBP	1,470,000	1,839,891
2.572% 2/11/31(d)		10,000,000	8,346,549
3.526% 3/24/28(d)		33,177,000	30,868,636
4.478% 4/4/31(d)		58,414,000	54,649,447
4.897% 7/25/33(d)		35,000,000	32,932,796
5.013% 4/4/51(d)		43,211,000	39,018,476
5.389% 4/24/34(d)		29,117,000	28,360,179
5.574% 7/25/29(d)		33,000,000	32,863,333
Western Alliance Bancorp. 3% 6/15/31 (d)		240,000	189,809
Westpac Banking Corp. 4.11% 7/24/34 (d)		13,519,000	11,843,514
			1,735,006,500
Capital Markets - 2.7%
Affiliated Managers Group, Inc. 3.5% 8/1/25		13,384,000	12,784,909
Ares Capital Corp. 3.875% 1/15/26		47,916,000	44,818,567
AssuredPartners, Inc. 5.625% 1/15/29 (b)		2,035,000	1,767,857
Coinbase Global, Inc.:
3.375% 10/1/28(b)		755,000	555,388
3.625% 10/1/31(b)		2,775,000	1,868,241
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S)(d)	EUR	3,100,000	3,147,984
4% 6/24/32 (Reg. S)(d)	EUR	6,900,000	6,711,412
4.1% 1/13/26		5,495,000	5,241,959
4.5% 4/1/25		82,560,000	79,545,022
6.125% 12/12/30 (Reg. S)(d)	GBP	6,100,000	7,184,161
Deutsche Bank AG New York Branch:
3.729% 1/14/32(d)		60,841,000	47,091,911
5.882% 7/8/31(d)		10,000,000	9,071,747
6.72% 1/18/29(d)		1,700,000	1,721,177
Goldman Sachs Group, Inc.:
2.383% 7/21/32(d)		34,782,000	27,493,425
2.6% 2/7/30		10,000,000	8,438,781
3.102% 2/24/33(d)		32,036,000	26,645,653
3.691% 6/5/28(d)		128,004,000	119,831,422
3.8% 3/15/30		70,690,000	64,301,983
6.75% 10/1/37		6,976,000	7,395,666
Hightower Holding LLC 6.75% 4/15/29 (b)		2,820,000	2,454,561
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		1,320,000	1,158,320
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)		680,000	580,632
LPL Holdings, Inc. 4.375% 5/15/31 (b)		950,000	834,576
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,843,838
3.75% 3/24/25		20,324,000	19,778,871
4.875% 2/15/24		4,136,000	4,136,028
Morgan Stanley:
2.699% 1/22/31(d)		10,000,000	8,416,758
3.125% 7/27/26		38,324,000	35,863,136
3.622% 4/1/31(d)		39,278,000	34,903,511
4.431% 1/23/30(d)		14,132,000	13,420,492
4.656% 3/2/29(d)	EUR	2,100,000	2,303,796
4.889% 7/20/33(d)		69,805,000	66,126,179
5% 11/24/25		19,518,000	19,222,421
5.449% 7/20/29(d)		16,205,000	16,109,887
MSCI, Inc.:
3.25% 8/15/33(b)		2,535,000	2,039,503
3.625% 9/1/30(b)		3,935,000	3,402,867
UBS Group AG:
1.494% 8/10/27(b)(d)		21,621,000	19,012,156
2.125% 11/15/29 (Reg. S)(d)	GBP	3,900,000	4,065,119
2.593% 9/11/25(b)(d)		38,976,000	37,581,187
3.75% 3/26/25		12,391,000	11,970,061
3.869% 1/12/29(b)(d)		11,793,000	10,841,438
4.125% 9/24/25(b)		12,029,000	11,604,866
4.194% 4/1/31(b)(d)		40,588,000	36,546,539
4.282% 1/9/28(b)		6,700,000	6,267,608
4.75% 3/17/32 (Reg. S)(d)	EUR	2,910,000	3,193,848
4.988% 8/5/33 (Reg. S)(d)		900,000	838,729
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30(b)		4,555,000	3,735,019
7.875% 5/1/27(b)		760,000	687,800
9.5% 6/1/28(b)		770,000	710,557
			860,267,568
Consumer Finance - 2.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	39,350,204
2.45% 10/29/26		15,103,000	13,588,874
2.875% 8/14/24		22,114,000	21,440,750
3% 10/29/28		15,819,000	13,708,147
3.3% 1/30/32		26,922,000	21,877,794
4.45% 4/3/26		10,546,000	10,159,484
6.5% 7/15/25		13,775,000	13,840,595
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,599,400
5.125% 9/30/24		8,417,000	8,287,175
5.75% 11/20/25		20,955,000	20,325,700
5.8% 5/1/25		20,531,000	20,222,979
6.7% 2/14/33		3,800,000	3,440,094
7.1% 11/15/27		32,320,000	32,743,823
8% 11/1/31		20,441,000	21,135,517
Capital One Financial Corp.:
2.636% 3/3/26(d)		17,584,000	16,618,815
3.273% 3/1/30(d)		22,490,000	19,300,958
3.65% 5/11/27		52,443,000	48,771,796
3.8% 1/31/28		24,176,000	22,168,300
4.985% 7/24/26(d)		22,984,000	22,465,281
5.247% 7/26/30(d)		35,910,000	34,160,722
5.268% 5/10/33(d)		10,000,000	9,297,565
Discover Financial Services:
3.95% 11/6/24		9,389,000	9,143,783
4.1% 2/9/27		11,988,000	11,121,276
4.5% 1/30/26		15,184,000	14,585,910
6.7% 11/29/32		5,478,000	5,452,026
Ford Motor Credit Co. LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 8.1343% 3/6/26(d)(e)		5,645,000	5,658,946
2.3% 2/10/25		8,755,000	8,225,112
2.9% 2/10/29		5,115,000	4,221,031
3.375% 11/13/25		1,000,000	932,285
3.625% 6/17/31		2,755,000	2,232,144
3.815% 11/2/27		2,280,000	2,028,177
4% 11/13/30		985,000	833,457
4.063% 11/1/24		77,591,000	75,177,276
4.125% 8/17/27		2,225,000	2,018,896
4.389% 1/8/26		2,000,000	1,890,226
4.95% 5/28/27		3,935,000	3,692,414
5.125% 6/16/25		1,000,000	973,512
5.584% 3/18/24		20,831,000	20,718,086
6.86% 6/5/26	GBP	3,580,000	4,418,545
6.95% 3/6/26		7,895,000	7,914,935
OneMain Finance Corp.:
3.5% 1/15/27		2,665,000	2,319,216
3.875% 9/15/28		6,255,000	5,129,100
6.875% 3/15/25		3,290,000	3,273,474
7.125% 3/15/26		6,935,000	6,821,944
9% 1/15/29		245,000	248,369
Shriram Transport Finance Co. Ltd. 4.15% 7/18/25 (b)		1,290,000	1,212,213
Synchrony Financial:
3.95% 12/1/27		24,512,000	21,899,966
4.25% 8/15/24		23,318,000	22,712,161
4.375% 3/19/24		19,957,000	19,716,059
5.15% 3/19/29		36,585,000	33,554,602
			719,629,114
Financial Services - 1.2%
AGPS BondCo PLC:
4.625% 1/14/26 (Reg. S)(d)	EUR	16,200,000	5,840,851
5% 4/27/27 (Reg. S)(d)	EUR	1,800,000	585,494
Altus Midstream LP 5.875% 6/15/30 (b)		2,300,000	2,227,573
Azul Secured Finance LLP:
10.875% 5/28/30(b)		235,000	199,860
11.5% 5/28/29(b)		1,669,911	1,502,920
11.93% 8/28/28(b)		860,000	853,550
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	61,873,953
4.875% 4/14/26	GBP	6,500,000	7,438,266
7.05% 9/29/25		28,315,000	28,510,920
Block, Inc.:
2.75% 6/1/26		950,000	863,890
3.5% 6/1/31		6,054,000	4,964,071
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,803,074
4.05% 7/1/30		19,581,000	17,689,685
4.125% 6/15/26		15,162,000	14,388,839
4.125% 5/15/29		18,497,000	16,825,476
Corebridge Financial, Inc.:
3.5% 4/4/25		7,079,000	6,802,655
3.65% 4/5/27		24,155,000	22,722,386
3.85% 4/5/29		9,902,000	9,061,824
3.9% 4/5/32		11,788,000	10,307,302
4.35% 4/5/42		2,681,000	2,121,025
4.4% 4/5/52		7,930,000	6,133,652
Emerald Debt Merger Sub LLC 6.625% 12/15/30 (b)		2,080,000	2,047,594
GACI First Investment 5.25% 10/13/32 (Reg. S)		585,000	584,392
GGAM Finance Ltd.:
7.75% 5/15/26(b)		1,905,000	1,904,970
8% 6/15/28(b)		4,549,000	4,613,368
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		7,285,000	5,750,380
5.25% 5/15/27		16,575,000	14,544,563
6.25% 5/15/26		8,456,000	7,841,591
Jackson Financial, Inc.:
3.125% 11/23/31		2,681,000	2,107,305
5.17% 6/8/27		10,301,000	10,096,677
5.67% 6/8/32		11,039,000	10,514,356
KfW:
0% 9/17/30 (Reg. S)	EUR	6,000,000	5,288,952
2.875% 5/29/26 (Reg. S)	EUR	7,745,000	8,335,270
2.875% 6/7/33 (Reg. S)	EUR	3,000,000	3,217,429
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,792,489
Liberty Costa Rica SR SF 10.875% 1/15/31 (b)		1,145,000	1,147,405
MDGH GMTN RSC Ltd.:
2.875% 11/7/29(b)		1,375,000	1,222,650
4.375% 11/22/33(b)		870,000	820,410
5.084% 5/22/53(b)		1,540,000	1,453,375
5.5% 4/28/33(b)		810,000	831,781
Nationwide Building Society 6.178% 12/7/27 (Reg. S) (d)	GBP	2,200,000	2,744,944
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		22,337,000	22,187,929
Pine Street Trust I 4.572% 2/15/29 (b)		19,248,000	17,641,287
Pine Street Trust II 5.568% 2/15/49 (b)		19,200,000	16,809,082
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (b)		1,125,000	738,124
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)		760,000	600,898
Scientific Games Holdings LP/Scientific Games U.S. Finco, Inc. 6.625% 3/1/30 (b)		1,215,000	1,071,035
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		5,560,000	4,548,653
			383,174,175
Insurance - 0.8%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29(b)		760,000	657,231
7% 11/15/25(b)		380,000	367,230
Admiral Group PLC 8.5% 1/6/34 (Reg. S)	GBP	1,200,000	1,547,499
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (d)	EUR	2,000,000	1,746,072
Alliant Holdings Intermediate LLC:
4.25% 10/15/27(b)		6,756,000	6,133,980
6.75% 10/15/27(b)		955,000	902,685
6.75% 4/15/28(b)		3,690,000	3,635,440
American International Group, Inc. 2.5% 6/30/25		36,668,000	34,709,060
AmWINS Group, Inc. 4.875% 6/30/29 (b)		6,570,000	5,894,918
Cloverie PLC 4.5% 9/11/44 (Reg. S) (d)		4,198,000	4,010,098
Demeter Investments BV:
5.625% 8/15/52 (Reg. S)(d)		6,561,000	6,167,340
5.75% 8/15/50 (Reg. S)(d)		14,850,000	14,293,125
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (d)	EUR	2,400,000	2,240,154
Five Corners Funding Trust II 2.85% 5/15/30 (b)		42,017,000	35,971,400
HUB International Ltd.:
7% 5/1/26(b)		1,335,000	1,332,498
7.25% 6/15/30(b)		2,920,000	2,972,239
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		8,055,000	7,774,649
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,341,160
4.75% 3/15/39		5,849,000	5,411,677
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		21,378,000	14,003,307
Pricoa Global Funding I 5.375% 5/15/45 (d)		11,144,000	10,895,858
Prudential Funding Asia PLC 2.95% 11/3/33 (Reg. S) (d)		11,200,000	9,358,541
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S)(d)	GBP	5,100,000	5,076,828
6.75% 12/2/44 (Reg. S)(d)		6,610,000	6,527,375
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (b)		900,000	856,530
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(d)		7,600,000	7,182,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (b)		3,853,000	3,762,715
Unum Group:
3.875% 11/5/25		13,752,000	13,129,887
4% 6/15/29		15,636,000	14,332,076
5.75% 8/15/42		16,274,000	14,815,510
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (d)		4,950,000	3,879,563
			251,928,645
TOTAL FINANCIALS			3,950,006,002

HEALTH CARE - 1.7%
Biotechnology - 0.2%
Amgen, Inc.:
5.25% 3/2/30		12,184,000	12,200,868
5.25% 3/2/33		13,756,000	13,684,474
5.6% 3/2/43		14,103,000	13,838,156
5.65% 3/2/53		6,496,000	6,439,779
5.75% 3/2/63		11,839,000	11,691,541
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		7,420,000	3,561,600
Grifols SA 4.75% 10/15/28 (b)		2,180,000	1,912,579
			63,328,997
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc.:
3.875% 11/1/29(b)		2,350,000	2,060,976
4.625% 7/15/28(b)		1,545,000	1,434,199
Embecta Corp. 5% 2/15/30 (b)		1,560,000	1,267,500
Hologic, Inc. 3.25% 2/15/29 (b)		1,250,000	1,085,730
Mozart Borrower LP 3.875% 4/1/29 (b)		950,000	829,327
Teleflex, Inc. 4.25% 6/1/28 (b)		1,370,000	1,258,509
Werfenlife SA 4.625% 6/6/28 (Reg. S)	EUR	2,300,000	2,481,242
			10,417,483
Health Care Providers & Services - 1.1%
180 Medical, Inc. 3.875% 10/15/29 (b)		1,845,000	1,604,412
AMN Healthcare 4% 4/15/29 (b)		1,215,000	1,039,176
Cano Health, Inc. 6.25% 10/1/28 (b)		1,910,000	649,400
Centene Corp.:
2.45% 7/15/28		29,620,000	25,357,157
2.5% 3/1/31		2,575,000	2,050,857
2.625% 8/1/31		13,830,000	11,002,158
3% 10/15/30		2,650,000	2,216,619
3.375% 2/15/30		24,530,000	20,992,691
4.25% 12/15/27		18,995,000	17,768,079
4.625% 12/15/29		28,835,000	26,513,783
Cigna Group 3.05% 10/15/27		10,400,000	9,585,801
Community Health Systems, Inc.:
4.75% 2/15/31(b)		7,305,000	5,442,225
5.25% 5/15/30(b)		12,305,000	9,704,070
5.625% 3/15/27(b)		7,615,000	6,700,774
6% 1/15/29(b)		3,545,000	2,968,938
6.125% 4/1/30(b)		3,825,000	2,201,096
6.875% 4/15/29(b)		8,670,000	5,317,484
8% 3/15/26(b)		3,460,000	3,377,502
CVS Health Corp.:
3% 8/15/26		2,303,000	2,157,419
3.625% 4/1/27		7,027,000	6,651,185
4.78% 3/25/38		18,481,000	16,550,805
5% 1/30/29		10,678,000	10,519,957
5.25% 1/30/31		4,378,000	4,326,147
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31(b)		1,425,000	1,134,789
4.625% 6/1/30(b)		7,970,000	6,836,293
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,246,735
3.625% 3/15/32		3,086,000	2,654,181
5.5% 6/15/47		1,900,000	1,729,786
5.625% 9/1/28		16,701,000	16,665,030
5.875% 2/1/29		15,195,000	15,288,702
HealthEquity, Inc. 4.5% 10/1/29 (b)		3,845,000	3,409,646
Humana, Inc. 3.7% 3/23/29		9,378,000	8,682,580
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)		1,075,000	792,813
Molina Healthcare, Inc.:
3.875% 11/15/30(b)		2,205,000	1,881,441
3.875% 5/15/32(b)		1,015,000	842,167
Option Care Health, Inc. 4.375% 10/31/29 (b)		480,000	422,292
Owens & Minor, Inc. 4.5% 3/31/29 (b)		1,505,000	1,275,488
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)		5,655,000	5,157,077
Regionalcare Hospital Partners 9.75% 12/1/26 (b)		1,965,000	1,837,008
RegionalCare Hospital Partners Holdings, Inc.:
5.375% 1/15/29(b)		1,715,000	1,185,636
9.875% 8/15/30(b)		2,260,000	2,231,750
RP Escrow Issuer LLC 5.25% 12/15/25 (b)		4,980,000	3,835,696
Sabra Health Care LP 3.2% 12/1/31		36,074,000	27,553,231
Tenet Healthcare Corp.:
4.25% 6/1/29		4,960,000	4,428,321
4.375% 1/15/30		5,560,000	4,939,158
4.625% 6/15/28		4,460,000	4,106,849
6.125% 10/1/28		5,785,000	5,571,707
6.125% 6/15/30		4,220,000	4,089,136
6.25% 2/1/27		2,030,000	1,998,912
6.75% 5/15/31(b)		665,000	661,708
Toledo Hospital 5.325% 11/15/28		6,970,000	5,573,909
			347,729,776
Health Care Technology - 0.0%
Athenahealth Group, Inc. 6.5% 2/15/30 (b)		1,635,000	1,419,950
IQVIA, Inc. 6.5% 5/15/30 (b)		1,895,000	1,905,143
			3,325,093
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29(b)		1,715,000	1,513,710
4% 3/15/31(b)		1,715,000	1,481,015
4.25% 5/1/28(b)		515,000	472,744
			3,467,469
Pharmaceuticals - 0.4%
1375209 BC Ltd. 9% 1/30/28 (b)		1,908,000	1,910,292
Bausch Health Companies, Inc.:
5.5% 11/1/25(b)		3,205,000	2,886,295
9% 12/15/25(b)		490,000	448,367
Bayer AG:
3.75% 7/1/74 (Reg. S)(d)	EUR	3,300,000	3,481,024
4.625% 5/26/33 (Reg. S)	EUR	2,550,000	2,804,501
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)		13,965,000	13,524,847
Catalent Pharma Solutions 3.5% 4/1/30 (b)		2,355,000	1,980,382
Elanco Animal Health, Inc. 6.65% 8/28/28 (d)		4,279,000	4,220,164
Jazz Securities DAC 4.375% 1/15/29 (b)		3,665,000	3,283,615
Mylan NV 4.55% 4/15/28		13,507,000	12,716,619
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(b)		6,530,000	5,909,401
5.125% 4/30/31(b)		3,075,000	2,619,910
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26		2,295,000	2,075,320
4.75% 5/9/27		720,000	672,546
7.875% 9/15/29		2,120,000	2,208,323
8.125% 9/15/31		585,000	619,803
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,699,647
Viatris, Inc.:
2.7% 6/22/30		28,896,000	23,467,369
3.85% 6/22/40		8,232,000	5,761,623
4% 6/22/50		14,216,000	9,416,713
			106,706,761
TOTAL HEALTH CARE			534,975,579

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (b)		5,811,000	5,682,040
Bombardier, Inc. 7.875% 4/15/27 (b)		6,280,000	6,268,262
BWX Technologies, Inc.:
4.125% 6/30/28(b)		5,665,000	5,154,952
4.125% 4/15/29(b)		2,565,000	2,282,465
DAE Funding LLC:
1.55% 8/1/24(b)		1,670,000	1,593,013
1.625% 2/15/24(b)		810,000	788,940
Embraer Netherlands Finance BV:
5.4% 2/1/27		1,290,000	1,264,523
6.95% 1/17/28(b)		820,000	834,145
7% 7/28/30(b)		905,000	914,231
Howmet Aerospace, Inc.:
5.9% 2/1/27		1,000,000	992,955
5.95% 2/1/37		760,000	748,219
6.875% 5/1/25		1,000,000	1,006,935
Moog, Inc. 4.25% 12/15/27 (b)		285,000	259,351
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,631,121
The Boeing Co.:
5.04% 5/1/27		3,241,000	3,205,325
5.15% 5/1/30		13,707,000	13,485,419
5.705% 5/1/40		13,710,000	13,328,650
5.93% 5/1/60		13,710,000	13,233,952
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	7,347,719
5.5% 11/15/27		17,802,000	16,867,395
6.25% 3/15/26(b)		9,860,000	9,766,028
6.375% 6/15/26		2,000,000	1,999,775
6.75% 8/15/28(b)		2,855,000	2,865,008
7.5% 3/15/27		1,917,000	1,920,698
			115,441,121
Air Freight & Logistics - 0.0%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)		1,856,000	1,830,105
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41(b)		740,000	584,763
5.125% 8/11/61(b)		545,000	408,303
Rand Parent LLC 8.5% 2/15/30 (b)		8,890,000	8,463,337
			11,286,508
Building Products - 0.0%
Advanced Drain Systems, Inc.:
5% 9/30/27(b)		3,005,000	2,869,775
6.375% 6/15/30(b)		205,000	201,933
Builders FirstSource, Inc. 4.25% 2/1/32 (b)		3,090,000	2,627,025
Oscar Acquisition Co. LLC / Oscar Finance, Inc. 9.5% 4/15/30 (b)		2,210,000	2,068,573
			7,767,306
Commercial Services & Supplies - 0.2%
ADT Corp. 4.125% 8/1/29 (b)		2,555,000	2,230,055
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29(b)		3,520,000	2,692,029
9.75% 7/15/27(b)		6,595,000	6,057,139
APX Group, Inc.:
5.75% 7/15/29(b)		2,420,000	2,084,814
6.75% 2/15/27(b)		2,091,000	2,031,825
Brand Energy & Infrastructure Services, Inc. 10.375% 8/1/30 (b)		9,185,000	9,472,307
Cimpress PLC 7% 6/15/26		490,000	459,375
Clean Harbors, Inc. 6.375% 2/1/31 (b)		945,000	939,738
CoreCivic, Inc.:
4.75% 10/15/27		7,410,000	6,607,264
8.25% 4/15/26		3,730,000	3,744,800
Covanta Holding Corp. 4.875% 12/1/29 (b)		2,575,000	2,214,500
GFL Environmental, Inc.:
3.75% 8/1/25(b)		2,000,000	1,904,119
5.125% 12/15/26(b)		2,000,000	1,935,230
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		2,740,000	2,574,778
Madison IAQ LLC:
4.125% 6/30/28(b)		4,505,000	3,985,720
5.875% 6/30/29(b)		5,090,000	4,285,773
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)		3,195,000	2,983,546
PowerTeam Services LLC 9.033% 12/4/25 (b)		4,125,000	3,837,768
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)		1,995,000	1,957,783
Stericycle, Inc.:
3.875% 1/15/29(b)		5,130,000	4,466,597
5.375% 7/15/24(b)		835,000	832,069
The Bidvest Group UK PLC 3.625% 9/23/26 (b)		875,000	775,679
The GEO Group, Inc.:
6% 4/15/26		832,000	752,960
9.5% 12/31/28(b)		2,569,000	2,517,620
10.5% 6/30/28		1,030,000	1,030,306
			72,373,794
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		1,275,000	1,223,281
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)		1,510,000	1,293,210
Greensaif Pipelines Bidco SARL:
6.129% 2/23/38(b)		3,115,000	3,120,669
6.51% 2/23/42(b)		850,000	858,271
Pike Corp. 5.5% 9/1/28 (b)		5,168,000	4,650,717
Railworks Holdings LP 8.25% 11/15/28 (b)		4,174,000	3,986,112
SRS Distribution, Inc.:
4.625% 7/1/28(b)		1,980,000	1,762,245
6% 12/1/29(b)		1,695,000	1,449,225
			18,343,730
Electrical Equipment - 0.0%
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)		1,210,000	1,179,750
Regal Rexnord Corp.:
6.05% 2/15/26(b)		2,990,000	2,973,869
6.05% 4/15/28(b)		1,995,000	1,973,872
6.3% 2/15/30(b)		1,995,000	1,986,209
Sensata Technologies BV:
4% 4/15/29(b)		1,985,000	1,743,046
5% 10/1/25(b)		380,000	370,350
			10,227,096
Ground Transportation - 0.1%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,241,241
JSC Georgian Railway 4% 6/17/28 (b)		520,000	448,521
Uber Technologies, Inc.:
4.5% 8/15/29(b)		3,040,000	2,783,463
7.5% 5/15/25(b)		5,190,000	5,240,103
8% 11/1/26(b)		7,245,000	7,376,837
XPO, Inc.:
6.25% 6/1/28(b)		570,000	558,529
7.125% 6/1/31(b)		940,000	944,997
			21,593,691
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		1,900,000	1,597,350
Turkiye Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (b)		1,235,000	1,206,076
			2,803,426
Machinery - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (b)		290,000	297,147
Mueller Water Products, Inc. 4% 6/15/29 (b)		2,825,000	2,502,018
Vertical Holdco GmbH 7.625% 7/15/28 (b)		2,445,000	2,265,883
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (b)		8,885,000	8,328,803
			13,393,851
Marine Transportation - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25(b)		915,000	880,559
3.75% 4/6/27(b)		1,901,000	1,775,857
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (b)		770,000	744,444
Seaspan Corp. 5.5% 8/1/29 (b)		7,650,000	5,946,035
			9,346,895
Passenger Airlines - 0.1%
Air Canada 3.875% 8/15/26 (b)		1,405,000	1,297,407
American Airlines, Inc. 7.25% 2/15/28 (b)		950,000	933,203
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)		7,049,167	6,917,232
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (b)		506,000	494,560
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)		800,000	797,209
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd. 8% 9/20/25 (b)		4,920,000	4,925,732
			15,365,343
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (b)		1,795,000	1,613,134
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)		6,990,000	6,346,850
CoreLogic, Inc. 4.5% 5/1/28 (b)		2,675,000	2,186,813
Korn Ferry 4.625% 12/15/27 (b)		705,000	655,694
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,166,867
TriNet Group, Inc.:
3.5% 3/1/29(b)		5,700,000	4,907,586
7.125% 8/15/31(b)		1,085,000	1,091,098
			18,968,042
Trading Companies & Distributors - 0.1%
Air Lease Corp. 3.375% 7/1/25		24,376,000	23,223,813
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)		1,960,000	1,936,166
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	3,353,000	3,814,259
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,370,197
United Rentals North America, Inc. 6% 12/15/29 (b)		950,000	944,001
			33,288,436
Transportation Infrastructure - 0.4%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25(b)		37,550,000	35,430,239
3.95% 7/1/24(b)		7,125,000	6,949,898
4.25% 4/15/26(b)		5,430,000	5,120,811
4.375% 5/1/26(b)		16,881,000	15,913,646
5.25% 5/15/24(b)		13,457,000	13,285,105
5.5% 1/15/26(b)		14,454,000	14,071,723
6.375% 5/4/28(b)		23,134,000	22,947,934
DP World Crescent Ltd.:
3.7495% 1/30/30(b)		2,070,000	1,906,470
3.875% 7/18/29 (Reg. S)		815,000	756,581
DP World Ltd. 5.625% 9/25/48 (b)		1,080,000	996,527
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)		1,940,000	1,649,015
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	4,000,000	4,233,423
7.125% 2/14/24	GBP	6,708,000	8,514,180
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,709,340
			133,484,892
TOTAL INDUSTRIALS			483,684,131

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.0%
CommScope, Inc.:
4.75% 9/1/29(b)		1,960,000	1,456,551
6% 3/1/26(b)		4,260,000	3,871,341
HTA Group Ltd. 7% 12/18/25 (b)		7,547,000	7,132,066
IHS Netherlands Holdco BV 8% 9/18/27 (b)		2,388,000	2,134,060
			14,594,018
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (b)		5,505,000	4,889,541
Dell International LLC/EMC Corp.:
6.1% 7/15/27		6,077,000	6,213,001
6.2% 7/15/30		8,040,000	8,274,012
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		950,000	796,038
TTM Technologies, Inc. 4% 3/1/29 (b)		8,080,000	7,018,288
			27,190,880
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (b)		5,965,000	4,831,650
CA Magnum Holdings 5.375% 10/31/26 (b)		1,585,000	1,412,932
Gartner, Inc.:
3.625% 6/15/29(b)		465,000	408,433
3.75% 10/1/30(b)		830,000	716,751
4.5% 7/1/28(b)		3,690,000	3,441,060
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(b)		4,275,000	3,674,547
5.25% 12/1/27(b)		3,305,000	3,164,538
Rackspace Hosting, Inc.:
3.5% 2/15/28(b)		4,380,000	2,078,986
5.375% 12/1/28(b)		18,529,000	5,314,582
Virtusa Corp. 7.125% 12/15/28 (b)		987,000	808,106
			25,851,585
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28(b)		6,532,000	5,664,634
2.45% 2/15/31(b)		63,710,000	51,362,587
2.6% 2/15/33(b)		56,472,000	43,660,309
3.5% 2/15/41(b)		44,880,000	32,878,007
Entegris Escrow Corp.:
4.75% 4/15/29(b)		6,310,000	5,870,505
5.95% 6/15/30(b)		8,200,000	7,852,451
Entegris, Inc. 3.625% 5/1/29 (b)		1,775,000	1,525,577
ON Semiconductor Corp. 3.875% 9/1/28 (b)		2,785,000	2,479,151
			151,293,221
Software - 0.5%
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		6,285,000	5,782,200
Clarivate Science Holdings Corp.:
3.875% 7/1/28(b)		1,065,000	938,425
4.875% 7/1/29(b)		1,075,000	937,462
Cloud Software Group, Inc. 9% 9/30/29 (b)		9,020,000	8,062,778
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)		3,170,000	3,190,605
Elastic NV 4.125% 7/15/29 (b)		2,840,000	2,441,356
Fair Isaac Corp. 4% 6/15/28 (b)		2,835,000	2,592,461
Gen Digital, Inc.:
5% 4/15/25(b)		1,910,000	1,872,354
7.125% 9/30/30(b)		955,000	961,422
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)		5,438,000	4,755,495
McAfee Corp. 7.375% 2/15/30 (b)		1,722,000	1,506,592
MicroStrategy, Inc. 6.125% 6/15/28 (b)		5,135,000	4,596,979
Open Text Corp.:
3.875% 2/15/28(b)		2,295,000	2,042,365
3.875% 12/1/29(b)		2,900,000	2,459,263
Open Text Holdings, Inc.:
4.125% 2/15/30(b)		3,825,000	3,296,139
4.125% 12/1/31(b)		3,045,000	2,527,586
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,563,857
2.3% 3/25/28		39,119,000	34,423,863
2.8% 4/1/27		26,554,000	24,390,522
2.875% 3/25/31		49,210,000	41,576,263
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		765,000	736,466
			171,654,453
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30(b)		1,305,000	1,086,869
5.875% 4/24/25 (Reg. S)		305,000	303,249
Seagate HDD Cayman:
5.75% 12/1/34		2,650,000	2,346,920
8.25% 12/15/29(b)		950,000	996,551
8.5% 7/15/31(b)		1,145,000	1,199,623
			5,933,212
TOTAL INFORMATION TECHNOLOGY			396,517,369

MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Idesa SAPI:
6.99% 2/20/32(b)		725,000	432,006
7.45% 11/15/29(b)		960,000	605,981
Braskem Netherlands BV 7.25% 2/13/33 (b)		365,000	344,359
Celanese U.S. Holdings LLC:
6.35% 11/15/28		13,022,000	13,055,564
6.55% 11/15/30		13,200,000	13,206,502
6.7% 11/15/33		7,713,000	7,745,434
CVR Partners LP 6.125% 6/15/28 (b)		2,505,000	2,242,651
Element Solutions, Inc. 3.875% 9/1/28 (b)		2,055,000	1,806,592
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (b)		1,645,000	1,508,498
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)		2,290,000	1,671,700
LSB Industries, Inc. 6.25% 10/15/28 (b)		1,500,000	1,371,827
Meglobal BV:
2.625% 4/28/28(b)		735,000	645,212
4.25% 11/3/26(b)		605,000	578,568
MEGlobal Canada, Inc. 5% 5/18/25 (b)		1,160,000	1,136,626
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,957,288
5.25% 12/15/29		810,000	737,880
5.65% 12/1/44		6,047,000	4,945,924
NOVA Chemicals Corp.:
4.25% 5/15/29(b)		4,375,000	3,547,710
4.875% 6/1/24(b)		2,621,000	2,577,914
5% 5/1/25(b)		1,650,000	1,570,385
5.25% 6/1/27(b)		4,900,000	4,356,376
Nufarm Australia Ltd. 5% 1/27/30 (b)		3,605,000	3,206,629
OCP SA:
3.75% 6/23/31(b)		1,380,000	1,138,873
5.625% 4/25/24(b)		1,710,000	1,697,038
6.875% 4/25/44(b)		605,000	541,142
Olin Corp. 5% 2/1/30		4,620,000	4,230,393
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(b)		2,755,000	2,261,797
6.25% 10/1/29(b)		4,229,000	3,404,641
9.75% 11/15/28(b)		6,970,000	7,021,069
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26(b)		1,640,000	1,458,878
2.875% 5/11/31(b)		875,000	689,281
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		2,140,000	1,909,522
5.5% 3/18/31		490,000	392,174
5.875% 3/27/24		900,000	887,796
8.75% 5/3/29(b)		295,000	287,994
SCIH Salt Holdings, Inc.:
4.875% 5/1/28(b)		870,000	782,848
6.625% 5/1/29(b)		2,660,000	2,347,276
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)		2,140,000	2,003,206
The Chemours Co. LLC:
4.625% 11/15/29(b)		1,770,000	1,471,480
5.375% 5/15/27		5,878,000	5,533,316
5.75% 11/15/28(b)		4,600,000	4,132,268
The Scotts Miracle-Gro Co.:
4% 4/1/31		380,000	298,672
4.375% 2/1/32		570,000	451,326
Tronox, Inc. 4.625% 3/15/29 (b)		950,000	782,834
W.R. Grace Holding LLC:
5.625% 8/15/29(b)		7,045,000	5,957,957
7.375% 3/1/31(b)		770,000	758,265
			124,691,672
Construction Materials - 0.0%
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)		1,225,000	1,194,363

Containers & Packaging - 0.2%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)		5,255,000	4,223,560
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(b)		850,000	721,842
4% 9/1/29(b)		1,745,000	1,418,593
6% 6/15/27(b)		2,965,000	2,891,217
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26(b)		2,500,000	2,335,394
5.25% 8/15/27(b)		3,570,000	3,037,041
5.25% 8/15/27(b)		8,321,000	7,078,772
Ball Corp.:
2.875% 8/15/30		950,000	774,768
4.875% 3/15/26		2,995,000	2,909,493
6% 6/15/29		1,210,000	1,191,980
Berry Global, Inc. 4.875% 7/15/26 (b)		2,605,000	2,514,317
BWAY Holding Co. 7.875% 8/15/26 (b)		2,855,000	2,811,447
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29(b)		1,175,000	1,118,071
8.75% 4/15/30(b)		2,890,000	2,613,533
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)		1,200,000	1,046,466
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		1,190,000	1,014,303
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)		950,000	958,503
Sealed Air Corp. 5% 4/15/29 (b)		3,275,000	3,038,873
Sealed Air Corp./Sealed Air Cor 6.125% 2/1/28 (b)		1,195,000	1,174,179
Trivium Packaging Finance BV:
5.5% 8/15/26(b)		3,219,000	3,036,366
8.5% 8/15/27(b)		2,499,000	2,370,417
			48,279,135
Metals & Mining - 0.2%
Antofagasta PLC:
2.375% 10/14/30(b)		1,860,000	1,483,815
5.625% 5/13/32(b)		665,000	645,050
Arsenal AIC Parent LLC 8% 10/1/30 (b)		1,370,000	1,399,099
ATI, Inc.:
4.875% 10/1/29		2,005,000	1,810,177
5.875% 12/1/27		2,275,000	2,212,438
7.25% 8/15/30		1,020,000	1,030,404
Celtic Resources Holdings DAC 4.125% (b)(c)(h)		1,205,000	172,460
Commercial Metals Co.:
3.875% 2/15/31		1,150,000	980,237
4.125% 1/15/30		2,295,000	2,030,141
Compania de Minas Buenaventura SAA 5.5% 7/23/26 (b)		675,000	593,183
Constellium NV 5.875% 2/15/26 (b)		1,140,000	1,118,655
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29(b)		290,000	251,033
3.15% 1/14/30(b)		750,000	650,918
3.7% 1/30/50(b)		2,620,000	1,838,716
5.125% 2/2/33(b)		790,000	756,488
CSN Islands XI Corp. 6.75% 1/28/28 (b)		1,630,000	1,526,756
CSN Resources SA 5.875% 4/8/32 (b)		1,050,000	845,250
Eldorado Gold Corp. 6.25% 9/1/29 (b)		1,420,000	1,210,465
Endeavour Mining PLC 5% 10/14/26 (b)		900,000	786,348
ERO Copper Corp. 6.5% 2/15/30 (b)		5,915,000	5,137,532
First Quantum Minerals Ltd.:
6.875% 3/1/26(b)		1,455,000	1,421,768
6.875% 10/15/27(b)		5,745,000	5,551,566
7.5% 4/1/25(b)		1,550,000	1,543,606
8.625% 6/1/31(b)		725,000	737,776
FMG Resources Pty Ltd.:
4.375% 4/1/31(b)		950,000	796,166
4.5% 9/15/27(b)		1,105,000	1,019,473
Fresnillo PLC 4.25% 10/2/50 (b)		940,000	686,501
Gcm Mining Corp. 6.875% 8/9/26 (b)		1,890,000	1,503,731
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		1,290,000	1,217,586
Kaiser Aluminum Corp.:
4.5% 6/1/31(b)		1,235,000	997,904
4.625% 3/1/28(b)		4,387,000	3,879,540
Metinvest BV 8.5% 4/23/26 (Reg. S)		435,000	289,275
Mineral Resources Ltd.:
8% 11/1/27(b)		1,015,000	1,011,453
8.5% 5/1/30(b)		3,130,000	3,141,194
Novelis Corp.:
3.25% 11/15/26(b)		575,000	520,957
3.875% 8/15/31(b)		955,000	790,704
PMHC II, Inc. 9% 2/15/30 (b)		3,870,000	3,192,001
POSCO:
5.75% 1/17/28(b)		1,135,000	1,143,455
5.875% 1/17/33(b)		490,000	505,292
PT Freeport Indonesia:
4.763% 4/14/27(b)		580,000	556,829
5.315% 4/14/32(b)		1,300,000	1,204,450
6.2% 4/14/52(b)		670,000	595,463
PT Indonesia Asahan Aluminium 5.45% 5/15/30 (b)		1,595,000	1,531,742
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		2,580,000	2,308,249
Stillwater Mining Co.:
4% 11/16/26(b)		1,490,000	1,309,308
4.5% 11/16/29(b)		700,000	550,886
TMK Capital SA 4.3% (Reg. S) (c)(h)		990,000	626,175
VM Holding SA 6.5% 1/18/28 (b)		1,405,000	1,343,011
Volcan Compania Minera SAA 4.375% 2/11/26 (b)		1,165,000	758,275
			67,213,501
Paper & Forest Products - 0.0%
LABL, Inc.:
5.875% 11/1/28(b)		575,000	522,531
6.75% 7/15/26(b)		385,000	376,311
9.5% 11/1/28(b)		385,000	396,269
10.5% 7/15/27(b)		3,130,000	2,995,771
Mercer International, Inc. 5.125% 2/1/29		1,235,000	1,010,302
SPA Holdings 3 OY 4.875% 2/4/28 (b)		3,940,000	3,271,810
			8,572,994
TOTAL MATERIALS			249,951,665

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,073,406
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (b)		1,420,000	1,087,337
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,193,359
3.625% 4/15/32		10,838,000	9,285,191
American Tower Corp.:
4.05% 3/15/32		1,254,000	1,118,414
5.55% 7/15/33		1,450,000	1,435,325
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	12,328,287
4.5% 12/1/28		12,665,000	11,686,724
6.75% 12/1/27		16,978,000	17,340,268
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,668,602
2.25% 3/15/26		6,484,000	5,856,077
2.75% 4/15/31		6,131,000	4,725,367
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)		2,860,000	2,491,789
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		1,115,000	870,256
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,121,189
3.5% 8/1/26		5,039,000	4,704,041
Healthpeak OP, LLC:
3.25% 7/15/26		2,056,000	1,944,588
3.5% 7/15/29		2,351,000	2,111,306
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	20,690,956
Invitation Homes Operating Partnership LP:
4.15% 4/15/32		16,356,000	14,556,815
5.5% 8/15/33		2,192,000	2,121,311
Iron Mountain, Inc. 4.5% 2/15/31 (b)		950,000	816,095
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,342,857
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,636,444
4.4% 6/15/24		2,936,000	2,877,774
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,821,692
3.5% 3/15/31		7,435,000	4,828,088
4.625% 8/1/29		6,155,000	4,444,887
5% 10/15/27		20,311,000	16,045,227
5.25% 8/1/26		2,505,000	2,128,145
NNN (REIT), Inc. 5.6% 10/15/33		2,219,000	2,174,454
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		28,100,000	20,972,944
3.375% 2/1/31		13,097,000	10,578,570
3.625% 10/1/29		39,642,000	33,590,060
4.5% 1/15/25		6,808,000	6,638,511
4.5% 4/1/27		32,478,000	30,719,973
4.75% 1/15/28		18,782,000	17,637,868
4.95% 4/1/24		11,105,000	11,044,636
5.25% 1/15/26		18,623,000	18,310,479
Park Intermediate Holdings LLC 7.5% 6/1/25 (b)		1,000,000	1,001,137
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	3,722,911
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,709,503
3.4% 1/15/28		6,031,000	5,593,556
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,088,034
5% 12/15/23		1,293,000	1,280,821
SBA Communications Corp. 3.125% 2/1/29		3,313,000	2,836,555
Senior Housing Properties Trust 9.75% 6/15/25		341,000	335,311
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,376,249
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,186,224
4.25% 2/1/26		18,338,000	17,169,234
Store Capital Corp.:
2.7% 12/1/31		7,899,000	5,588,551
2.75% 11/18/30		7,730,000	5,670,820
4.625% 3/15/29		5,948,000	5,119,454
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,234,277
2.7% 7/15/31		15,891,000	12,617,201
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28(b)		12,375,000	10,431,409
6.5% 2/15/29(b)		29,230,000	19,949,495
10.5% 2/15/28(b)		8,150,000	8,130,720
Uniti Group, Inc. 6% 1/15/30 (b)		10,595,000	6,998,739
Ventas Realty LP:
3% 1/15/30		28,128,000	23,964,830
3.5% 2/1/25		3,798,000	3,653,052
3.75% 5/1/24		15,927,000	15,687,129
4% 3/1/28		6,996,000	6,498,993
4.125% 1/15/26		3,540,000	3,404,422
4.75% 11/15/30		39,136,000	36,702,032
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,623,995
4.75% 2/15/28		21,253,000	20,210,268
4.95% 2/15/30		33,145,000	31,176,187
5.125% 5/15/32		7,569,000	7,015,095
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25(b)		155,000	148,482
4.125% 8/15/30(b)		1,905,000	1,667,991
4.25% 12/1/26(b)		225,000	211,967
4.625% 12/1/29(b)		485,000	438,125
Vornado Realty LP 2.15% 6/1/26		6,904,000	5,967,706
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,071,119
4% 2/1/25		17,522,000	17,058,633
			638,559,539
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 5.625% 2/13/26 (Reg. S)	EUR	4,086,000	2,658,392
Anywhere Real Estate Group LLC 7% 4/15/30 (b)		1,529,600	1,378,552
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	7,221,131
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,213,539
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,838,213
Brandywine Operating Partnership LP:
3.95% 11/15/27		14,429,000	11,877,155
4.1% 10/1/24		13,139,000	12,544,793
4.55% 10/1/29		15,790,000	12,338,345
7.55% 3/15/28		22,792,000	21,371,110
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,076,591
Deutsche Annington Finance BV 5% 10/2/23 (b)		3,695,000	3,681,550
DTZ U.S. Borrower LLC 6.75% 5/15/28 (b)		315,000	299,875
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,512,976
Greystar Real Estate Partners 7.75% 9/1/30 (b)		935,000	944,397
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,240,038
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	2,310,945
Howard Hughes Corp.:
4.125% 2/1/29(b)		1,425,000	1,175,625
4.375% 2/1/31(b)		1,170,000	932,432
Kennedy-Wilson, Inc.:
4.75% 3/1/29		1,030,000	827,626
4.75% 2/1/30		3,860,000	2,973,628
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)		55,000	39,325
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)		43,000	29,849
Samhallsbyggnadsbolaget I Norden AB:
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,380,694
2.25% 8/12/27 (Reg. S)	EUR	2,000,000	1,290,073
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	2,138,460
Tanger Properties LP:
2.75% 9/1/31		16,274,000	12,106,366
3.125% 9/1/26		8,723,000	7,915,884
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.125% 8/1/30 (b)		695,000	637,415
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,488,471
Vonovia SE 5% 11/23/30 (Reg. S)	EUR	400,000	424,928
			141,868,378
TOTAL REAL ESTATE			780,427,917

UTILITIES - 1.2%
Electric Utilities - 0.6%
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (d)	EUR	1,050,000	987,377
Chile Electricity LUX MPC SARL 6.01% 1/20/33 (b)		525,000	530,145
Clearway Energy Operating LLC:
3.75% 2/15/31(b)		4,015,000	3,301,039
3.75% 1/15/32(b)		475,000	388,878
4.75% 3/15/28(b)		1,030,000	952,385
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	10,635,617
Comision Federal de Electricidad:
3.348% 2/9/31(b)		325,000	257,507
4.688% 5/15/29(b)		1,450,000	1,314,875
DPL, Inc.:
4.125% 7/1/25		2,435,000	2,316,403
4.35% 4/15/29		315,000	271,295
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	8,942,145
3.85% 6/15/34	EUR	4,500,000	4,469,173
Duquesne Light Holdings, Inc.:
2.532% 10/1/30(b)		5,172,000	4,121,914
2.775% 1/7/32(b)		16,845,000	12,997,454
Electricite de France SA:
5.5% 1/25/35 (Reg. S)	GBP	4,500,000	5,214,362
5.7% 5/23/28(b)		4,000,000	4,003,907
6.25% 5/23/33(b)		4,300,000	4,424,531
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (d)	EUR	3,700,000	3,234,776
Enel SpA 3.375% (Reg. S) (d)(i)	EUR	2,091,000	2,102,991
Entergy Corp. 2.8% 6/15/30		11,033,000	9,303,219
Eskom Holdings SOC Ltd.:
6.35% 8/10/28(b)		1,530,000	1,430,749
7.125% 2/11/25(b)		2,370,000	2,335,208
8.45% 8/10/28(b)		645,000	624,683
Exelon Corp.:
3.35% 3/15/32		16,412,000	14,101,175
4.05% 4/15/30		6,798,000	6,281,310
4.7% 4/15/50		3,027,000	2,568,206
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 12.2371% 10/8/26 (d)(e)(h)		1,005,642	1,019,470
FirstEnergy Corp. 3.4% 3/1/50		3,805,000	2,518,440
Iberdrola Finanzas SAU 7.375% 1/29/24	GBP	1,350,000	1,719,271
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,485,397
4.25% 5/1/30		8,975,000	8,077,202
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (b)		1,545,000	1,307,132
Lamar Funding Ltd. 3.958% 5/7/25 (b)		1,545,000	1,473,760
Mong Duong Finance Holdings BV 5.125% 5/7/29 (b)		2,060,000	1,859,274
Monongahela Power Co. 4.1% 4/15/24 (b)		2,537,000	2,510,954
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (d)	EUR	6,100,000	5,755,320
Northern Powergrid PLC 2.5% 4/1/25 (Reg. S)	GBP	147,000	175,842
NRG Energy, Inc.:
3.375% 2/15/29(b)		3,565,000	2,938,510
3.625% 2/15/31(b)		1,380,000	1,076,993
5.25% 6/15/29(b)		3,295,000	2,965,834
PG&E Corp.:
5% 7/1/28		6,600,000	6,071,390
5.25% 7/1/30		14,495,000	12,877,674
Southern Co. 1.875% 9/15/81 (d)	EUR	8,500,000	7,264,082
Vistra Operations Co. LLC:
5% 7/31/27(b)		3,800,000	3,573,933
5.5% 9/1/26(b)		1,975,000	1,905,019
5.625% 2/15/27(b)		3,370,000	3,244,332
Western Power Distribution PLC 3.625% 11/6/23 (Reg. S)	GBP	1,400,000	1,765,099
			183,696,252
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (b)		1,645,000	1,592,000
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)		515,000	484,116
Nakilat, Inc. 6.067% 12/31/33 (b)		1,085,264	1,118,289
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27		365,000	356,048
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)		1,725,000	1,517,966
			5,068,419
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		3,600,000	3,210,105
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (b)		640,000	564,288
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,874,251
Energo-Pro A/S 8.5% 2/4/27 (b)		830,000	800,319
EnfraGen Energia Sur SA 5.375% 12/30/30 (b)		2,620,000	1,922,425
Investment Energy Resources Ltd. 6.25% 4/26/29 (b)		1,300,000	1,205,893
PT Pertamina Geothermal Energy 5.15% 4/27/28 (b)		575,000	566,438
Sunnova Energy Corp. 5.875% 9/1/26 (b)		2,555,000	2,248,289
Termocandelaria Power Ltd. 7.875% 1/30/29 (b)		1,209,000	1,127,163
The AES Corp.:
2.45% 1/15/31		18,564,000	14,740,385
3.3% 7/15/25(b)		33,229,000	31,596,445
3.95% 7/15/30(b)		28,974,000	25,753,608
			88,609,609
Multi-Utilities - 0.3%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49(b)		1,160,000	947,395
4.696% 4/24/33(b)		985,000	964,069
4.875% 4/23/30(b)		520,000	520,380
Engie SA 4.25% 9/6/34 (Reg. S)	EUR	2,000,000	2,186,483
NiSource, Inc.:
2.95% 9/1/29		31,524,000	27,739,472
5.25% 2/15/43		8,116,000	7,542,395
5.8% 2/1/42		4,036,000	3,885,312
5.95% 6/15/41		5,760,000	5,794,700
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	18,811,213
4.224% 3/15/32		21,626,000	19,055,794
Sempra 6% 10/15/39		9,562,000	9,560,673
WEC Energy Group, Inc. CME Term SOFR 3 Month Index + 2.110% 7.7387% 5/15/67 (d)(e)		2,459,000	2,151,357
			99,159,243
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,388,170
Severn Trent Utilities Finance PLC:
4.625% 11/30/34 (Reg. S)	GBP	1,170,000	1,327,342
6.125% 2/26/24	GBP	755,000	956,434
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,865,663
Thames Water Utility Finance PLC 1.875% 1/24/24 (Reg. S)	GBP	1,490,000	1,837,573
			7,375,182
TOTAL UTILITIES			383,908,705

TOTAL NONCONVERTIBLE BONDS			9,865,373,757
TOTAL CORPORATE BONDS (Cost $10,943,965,127)			9,891,497,387

U.S. Treasury Obligations - 31.5%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.125% 5/15/40	207,334,000	128,409,398
1.75% 8/15/41	208,680,000	140,215,026
1.875% 11/15/51	400,075,000	245,827,332
2% 11/15/41	199,600,000	139,665,421
2% 8/15/51	668,247,000	424,258,533
2.875% 5/15/52	167,475,000	130,009,010
3% 2/15/47	396,205,000	314,967,499
3.25% 5/15/42 (j)(k)	182,811,000	156,110,596
3.625% 2/15/53	490,540,000	441,945,881
3.625% 5/15/53	219,733,000	198,171,699
3.875% 5/15/43	3,000,000	2,789,395
4% 11/15/42	5,140,000	4,876,776
4.125% 8/15/53	451,477,000	445,410,278
6.25% 5/15/30	6,000,000	6,706,406
U.S. Treasury Notes:
1.25% 9/30/28	84,070,000	72,553,067
2.625% 7/31/29	15,000,000	13,737,891
2.75% 5/31/29	446,000,000	411,992,500
2.75% 8/15/32	770,411,000	691,534,157
2.875% 5/15/32	443,111,000	402,694,429
3.125% 8/31/29	239,780,000	225,683,559
3.375% 5/15/33	1,126,000,000	1,060,727,133
3.5% 1/31/30	375,000,000	359,721,679
3.5% 4/30/30	200,000,000	191,750,000
3.5% 2/15/33	665,000,000	633,308,594
3.625% 5/31/28	65,000,000	63,217,578
3.625% 3/31/30	177,688,000	171,635,503
3.75% 5/31/30	546,000	531,262
3.875% 1/15/26	33,990,000	33,347,377
3.875% 9/30/29	300,000,000	293,988,282
3.875% 12/31/29	750,000,000	734,912,108
3.875% 8/15/33	173,333,000	170,245,506
4% 2/15/26	20,200,000	19,881,219
4% 6/30/28	612,480,000	605,158,953
4% 10/31/29	330,700,000	326,269,136
4% 2/28/30	1,407,000	1,389,083
4% 7/31/30	50,000,000	49,406,250
4.125% 7/31/28 (l)	275,000,000	273,388,671
4.125% 11/15/32	221,500,000	221,396,172
4.375% 10/31/24	23,200,000	22,959,844
4.375% 8/31/28 (j)	125,000,000	125,771,485
4.625% 2/28/25	24,300,000	24,131,988
4.625% 3/15/26	53,760,000	53,720,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $11,215,625,866)		10,034,416,776

U.S. Government Agency - Mortgage Securities - 19.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.9%
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (d)(e)	11,071	11,095
12 month U.S. LIBOR + 1.460% 3.846% 1/1/35 (d)(e)	11,135	11,189
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (d)(e)	1,526	1,535
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (d)(e)	8,620	8,711
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (d)(e)	12,400	12,467
12 month U.S. LIBOR + 1.620% 4.537% 5/1/35 (d)(e)	22,320	22,483
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (d)(e)	6,107	6,201
12 month U.S. LIBOR + 1.630% 4.911% 11/1/36 (d)(e)	6,244	6,289
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (d)(e)	17,290	17,639
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (d)(e)	3,617	3,656
12 month U.S. LIBOR + 1.700% 5.189% 6/1/42 (d)(e)	22,806	23,089
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (d)(e)	23,022	23,337
12 month U.S. LIBOR + 1.750% 4.454% 7/1/35 (d)(e)	6,990	7,038
12 month U.S. LIBOR + 1.750% 4.579% 8/1/41 (d)(e)	34,496	34,891
12 month U.S. LIBOR + 1.780% 4.163% 2/1/36 (d)(e)	10,161	10,243
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (d)(e)	83,340	84,433
12 month U.S. LIBOR + 1.800% 4.505% 12/1/40 (d)(e)	795,934	808,736
12 month U.S. LIBOR + 1.800% 6.05% 7/1/41 (d)(e)	8,912	9,034
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (d)(e)	7,160	7,253
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (d)(e)	7,461	7,631
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (d)(e)	37,360	37,801
12 month U.S. LIBOR + 1.810% 6.05% 7/1/41 (d)(e)	14,425	14,641
12 month U.S. LIBOR + 1.820% 4.195% 12/1/35 (d)(e)	14,646	14,831
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (d)(e)	6,090	6,022
12 month U.S. LIBOR + 1.950% 5.771% 7/1/37 (d)(e)	16,770	17,052
6 month U.S. LIBOR + 1.470% 4.059% 10/1/33 (d)(e)	310	310
6 month U.S. LIBOR + 1.530% 4.372% 3/1/35 (d)(e)	5,751	5,759
6 month U.S. LIBOR + 1.530% 4.461% 12/1/34 (d)(e)	3,278	3,276
REFINITIV USD IBOR CONSUMER CA + 1.500% 4.724% 1/1/35 (d)(e)	22,865	22,898
REFINITIV USD IBOR CONSUMER CA + 1.510% 7.023% 2/1/33 (d)(e)	235	237
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.154% 10/1/33 (d)(e)	2,117	2,143
REFINITIV USD IBOR CONSUMER CA + 1.560% 7.103% 7/1/35 (d)(e)	2,092	2,116
REFINITIV USD IBOR CONSUMER CA + 1.620% 4.293% 3/1/33 (d)(e)	11,305	11,360
REFINITIV USD IBOR CONSUMER CA + 1.740% 4.865% 12/1/34 (d)(e)	670	676
REFINITIV USD IBOR CONSUMER CA + 1.740% 5.467% 5/1/36 (d)(e)	18,047	18,263
REFINITIV USD IBOR CONSUMER CA + 1.960% 4.424% 9/1/35 (d)(e)	3,120	3,156
U.S. TREASURY 1 YEAR INDEX + 1.940% 4.656% 10/1/33 (d)(e)	32,952	33,228
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (d)(e)	6,769	6,823
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (d)(e)	16,117	16,419
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.404% 10/1/33 (d)(e)	11,590	11,803
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.33% 7/1/34 (d)(e)	21,436	21,751
1.5% 11/1/35 to 4/1/52 (m)	195,846,326	155,567,380
2% 2/1/28 to 3/1/52 (j)(m)	561,940,501	465,170,636
2.5% 1/1/28 to 1/1/52 (j)	602,914,856	514,653,696
3% 5/1/30 to 2/1/52 (j)(n)	318,056,150	281,034,564
3.5% 8/1/34 to 4/1/52	223,747,030	203,848,417
4% 3/1/36 to 4/1/52	77,465,369	72,978,463
4.5% to 4.5% 6/1/33 to 12/1/52 (j)(n)	141,899,468	135,996,378
5% 9/1/25 to 4/1/53 (m)	162,745,607	159,330,248
5.279% 8/1/41 (d)	520,844	517,015
5.5% 12/1/23 to 8/1/53	163,369,717	162,324,666
6% to 6% 9/1/29 to 6/1/53	43,313,555	43,733,204
6.5% 12/1/23 to 4/1/37	885,773	909,728
6.688% 2/1/39 (d)	257,211	260,615
7% to 7% 11/1/23 to 7/1/37	163,416	168,707
7.5% to 7.5% 7/1/25 to 11/1/31	79,830	81,664
8% 3/1/37	6,234	6,732
TOTAL FANNIE MAE		2,197,949,628
Freddie Mac - 4.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (d)(e)	8,237	8,174
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (d)(e)	43,807	43,738
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (d)(e)	25,547	25,546
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (d)(e)	286,962	290,076
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (d)(e)	118,990	120,702
12 month U.S. LIBOR + 1.750% 6% 7/1/41 (d)(e)	57,143	57,592
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (d)(e)	17,356	17,497
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (d)(e)	11,177	11,391
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (d)(e)	2,893	2,912
12 month U.S. LIBOR + 1.900% 4.936% 10/1/42 (d)(e)	75,359	75,523
12 month U.S. LIBOR + 1.910% 5.212% 5/1/41 (d)(e)	20,648	20,839
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (d)(e)	23,705	23,937
12 month U.S. LIBOR + 1.910% 5.698% 6/1/41 (d)(e)	22,332	22,577
12 month U.S. LIBOR + 1.910% 6.16% 6/1/41 (d)(e)	7,323	7,414
12 month U.S. LIBOR + 2.020% 4.936% 4/1/38 (d)(e)	14,384	14,493
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (d)(e)	309	312
12 month U.S. LIBOR + 2.040% 6.256% 7/1/36 (d)(e)	17,237	17,446
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (d)(e)	29,615	30,111
REFINITIV USD IBOR CONSUMER CA + 1.120% 4.029% 8/1/37 (d)(e)	16,612	16,396
REFINITIV USD IBOR CONSUMER CA + 1.880% 4.488% 10/1/36 (d)(e)	42,501	42,712
REFINITIV USD IBOR CONSUMER CA + 1.990% 5.001% 10/1/35 (d)(e)	20,606	20,678
REFINITIV USD IBOR CONSUMER CA + 2.020% 7.385% 6/1/37 (d)(e)	9,821	9,991
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (d)(e)	7,623	7,840
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.857% 6/1/33 (d)(e)	28,928	28,943
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.196% 6/1/33 (d)(e)	56,937	57,157
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.024% 3/1/35 (d)(e)	105,841	107,238
1.5% 7/1/35 to 8/1/51	150,052,060	118,028,469
2% 5/1/35 to 4/1/52	414,248,623	345,240,372
2.5% 1/1/28 to 4/1/52	365,934,255	310,858,859
3% 12/1/30 to 4/1/52	172,698,072	151,788,281
3.5% 1/1/32 to 4/1/52 (j)(n)	172,637,464	157,519,196
4% 5/1/37 to 10/1/52	101,741,134	96,118,460
4% 4/1/48	37,831	35,528
4.5% 6/1/25 to 3/1/53	80,001,713	76,293,796
5% 8/1/33 to 8/1/53	70,756,821	69,154,503
5.5% 9/1/52 to 8/1/53 (m)	138,212,929	137,356,575
6% 7/1/28 to 7/1/53	35,293,449	35,822,310
6.5% 5/1/26 to 1/1/53	9,630,524	9,802,825
7% 3/1/26 to 9/1/36	180,725	186,779
7.5% 1/1/27 to 11/1/31	1,191	1,236
8% 7/1/24 to 4/1/32	4,395	4,587
8.5% 1/1/25 to 1/1/28	2,762	2,828
TOTAL FREDDIE MAC		1,509,295,839
Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31	282,461	266,563
Ginnie Mae - 4.2%
3.5% 6/20/34 to 12/20/49	40,375,757	37,337,113
4% 5/20/33 to 5/20/49	54,945,837	52,084,477
4.5% 6/20/33 to 8/15/41	9,467,806	9,232,126
5% 12/15/32 to 4/20/48	9,398,436	9,352,045
5.5% 7/15/33 to 9/15/39	314,314	318,129
6% to 6% 10/15/30 to 11/15/39	121,270	123,701
7% to 7% 3/15/24 to 11/15/32	232,993	238,759
7.5% to 7.5% 11/15/23 to 9/15/31	46,437	47,212
8% 12/15/23 to 11/15/29	7,341	7,477
8.5% 11/15/27 to 1/15/31	3,353	3,524
2% 10/20/50 to 4/20/51	109,217,200	90,404,511
2% 9/1/53 (o)	70,150,000	57,873,778
2% 9/1/53 (o)	92,850,000	76,601,287
2% 9/1/53 (o)	16,000,000	13,200,006
2% 9/1/53 (o)	22,050,000	18,191,259
2% 9/1/53 (o)	35,250,000	29,081,264
2% 9/1/53 (o)	32,050,000	26,441,263
2% 10/1/53 (o)	9,250,000	7,639,202
2% 10/1/53 (o)	115,650,000	95,510,674
2.5% 6/20/51 to 12/20/51	53,529,782	45,622,708
2.5% 9/1/53 (o)	47,650,000	40,558,422
2.5% 9/1/53 (o)	47,650,000	40,558,422
2.5% 9/1/53 (o)	49,300,000	41,962,858
2.5% 9/1/53 (o)	38,350,000	32,642,508
2.5% 9/1/53 (o)	26,200,000	22,300,748
2.5% 9/1/53 (o)	11,700,000	9,958,731
2.5% 10/1/53 (o)	24,150,000	20,575,653
3% 5/20/42 to 4/15/45	7,023,981	6,309,985
3% 9/1/53 (o)	73,100,000	64,276,369
3% 9/1/53 (o)	48,725,000	42,843,586
3% 9/1/53 (o)	50,100,000	44,052,614
3% 9/1/53 (o)	18,500,000	16,266,933
3% 9/1/53 (o)	2,425,000	2,132,287
3% 9/1/53 (o)	12,000,000	10,551,524
3% 10/1/53 (o)	75,300,000	66,254,941
3.5% 9/1/53 (o)	28,150,000	25,558,919
3.5% 9/1/53 (o)	1,700,000	1,543,523
3.5% 9/1/53 (o)	8,150,000	7,399,829
3.5% 9/1/53 (o)	21,700,000	19,702,613
3.5% 9/1/53 (o)	16,300,000	14,799,658
3.5% 9/1/53 (o)	17,125,000	15,548,721
3.5% 9/1/53 (o)	17,025,000	15,457,925
3.5% 9/1/53 (o)	17,400,000	15,798,408
3.5% 10/1/53 (o)	17,000,000	15,438,548
4% 9/1/53 (o)	14,100,000	13,139,633
4% 9/1/53 (o)	11,000,000	10,250,778
4.5% 9/1/53 (o)	36,750,000	35,022,114
4.5% 9/1/53 (o)	13,650,000	13,008,214
5% 9/1/53 (o)	60,250,000	58,629,136
5% 9/1/53 (o)	5,550,000	5,400,692
5.5% 9/1/53 (o)	18,600,000	18,416,905
5.5% 9/1/53 (o)	18,200,000	18,020,843
6.5% 3/20/31 to 6/15/37	84,744	87,134
TOTAL GINNIE MAE		1,333,779,689
Uniform Mortgage Backed Securities - 3.8%
1.5% 9/1/53 (o)	29,425,000	22,182,616
1.5% 9/1/53 (o)	24,450,000	18,432,114
2% 9/1/53 (o)	84,400,000	67,187,844
2% 9/1/53 (o)	70,850,000	56,401,170
2% 9/1/53 (o)	46,950,000	37,375,228
2% 9/1/53 (o)	116,450,000	92,701,711
2% 9/1/53 (o)	11,300,000	8,995,529
2% 9/1/53 (o)	250,000	199,016
2% 9/1/53 (o)	61,900,000	49,276,393
2% 9/1/53 (o)	70,475,000	56,102,646
2% 9/1/53 (o)	49,700,000	39,564,406
2% 9/1/53 (o)	31,675,000	25,215,343
2% 9/1/53 (o)	24,050,000	19,145,351
2% 9/1/53 (o)	12,750,000	10,149,822
2% 9/1/53 (o)	9,100,000	7,244,187
2% 9/1/53 (o)	28,800,000	22,926,658
2% 10/1/53 (o)	51,900,000	41,374,540
2% 10/1/53 (o)	51,850,000	41,334,680
2% 10/1/53 (o)	77,850,000	62,061,810
2% 10/1/53 (o)	129,750,000	103,436,350
2.5% 9/1/53 (o)	30,550,000	25,319,507
2.5% 9/1/53 (o)	21,250,000	17,611,768
2.5% 9/1/53 (o)	13,000,000	10,774,258
3% 9/1/53 (o)	28,150,000	24,251,884
3% 9/1/53 (o)	56,300,000	48,503,767
3% 9/1/53 (o)	9,100,000	7,839,863
3.5% 9/1/53 (o)	9,000,000	8,041,992
3.5% 9/1/53 (o)	17,400,000	15,547,852
4% 9/1/53 (o)	29,950,000	27,647,594
4% 9/1/53 (o)	16,725,000	15,439,266
4% 9/1/53 (o)	13,100,000	12,092,938
5% 9/1/38 (o)	28,150,000	27,804,723
5% 9/1/38 (o)	17,550,000	17,334,739
5% 9/1/53 (o)	12,450,000	12,072,123
5.5% 9/1/53 (o)	65,600,000	64,800,500
5.5% 9/1/53 (o)	29,050,000	28,695,953
5.5% 9/1/53 (o)	10,400,000	10,273,250
5.5% 9/1/53 (o)	5,200,000	5,136,625
5.5% 9/1/53 (o)	5,200,000	5,136,625
5.5% 9/1/53 (o)	38,600,000	38,129,563
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,203,762,204
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,608,940,843)		6,245,053,923

Asset-Backed Securities - 6.6%
	Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)	7,766,620	4,815,304
Series 2019-1 Class A, 3.844% 5/15/39 (b)	5,623,586	3,936,510
Series 2019-2:
Class A, 3.376% 10/16/39 (b)	15,818,869	13,270,133
Class B, 4.458% 10/16/39 (b)	3,803,418	1,450,434
Series 2021-1A Class A, 2.95% 11/16/41 (b)	18,961,056	16,705,069
Series 2021-2A Class A, 2.798% 1/15/47 (b)	36,168,766	31,248,740
Aimco Series 2021-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 1/15/32 (b)(d)(e)	6,384,000	6,363,941
AIMCO CLO Series 2021-AA Class AR2, CME Term SOFR 3 Month Index + 1.400% 6.7096% 10/17/34 (b)(d)(e)	25,915,000	25,678,500
AIMCO CLO Ltd. Series 2021-11A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.6996% 10/17/34 (b)(d)(e)	15,632,000	15,527,578
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5778% 4/20/34 (b)(d)(e)	39,309,000	38,832,339
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.500% 6.8261% 7/20/35 (b)(d)(e)	18,066,000	17,869,099
Allegro CLO, Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7278% 7/20/34 (b)(d)(e)	18,308,000	18,100,515
American Express Credit Account Master Trust Series 2023-1 Class A, 4.87% 5/15/28	3,490,000	3,469,823
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)	478,000	474,554
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)	1,082,438	1,063,053
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (b)	1,118,000	1,098,172
Class XS, 0% 10/17/52 (b)(d)(h)(p)	741,724	7
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)	5,308,927	4,454,243
Class B, 4.335% 1/16/40 (b)	1,019,255	524,935
Ares CLO Series 2019-54A Class A, CME Term SOFR 3 Month Index + 1.580% 6.8896% 10/15/32 (b)(d)(e)	20,251,000	20,221,029
Ares LIX CLO Ltd. Series 2021-59A Class A, CME Term SOFR 3 Month Index + 1.290% 6.6428% 4/25/34 (b)(d)(e)	13,014,000	12,846,145
Ares LV CLO Ltd. Series 2021-55A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.6996% 7/15/34 (b)(d)(e)	23,175,000	23,019,635
Ares LVIII CLO LLC Series 2022-58A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.638% 1/15/35 (b)(d)(e)	30,273,000	29,877,211
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, CME Term SOFR 3 Month Index + 1.330% 6.6396% 4/15/34 (b)(d)(e)	27,448,000	27,173,328
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, CME Term SOFR 3 Month Index + 1.510% 6.8196% 4/17/33 (b)(d)(e)	8,282,000	8,260,748
Babson CLO Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/36 (b)(d)(e)	15,712,000	15,576,563
Bank of America Credit Card Master Trust Series 2023-A1 Class A1, 4.79% 5/15/28	22,900,000	22,706,026
Barings CLO Ltd.:
Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.280% 6.6328% 4/25/34 (b)(d)(e)	28,623,000	28,255,395
Series 2021-4A Class A, CME Term SOFR 3 Month Index + 1.480% 6.8078% 1/20/32 (b)(d)(e)	31,300,000	31,221,468
BBCMS Mortgage Trust Series 2023 C19 Class C, 6.5979% 4/15/56 (d)	1,159,000	1,014,467
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME Term SOFR 3 Month Index + 1.300% 6.608% 1/17/35 (b)(d)(e)	31,025,000	30,704,977
BETHP Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.390% 6.6996% 1/15/35 (b)(d)(e)	23,740,000	23,502,719
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)	18,519,461	17,049,016
Class AA, 2.487% 12/16/41 (b)(d)	1,143,930	1,102,474
Series 2021-1A Class A, 2.443% 7/15/46 (b)	26,682,811	22,940,280
Bristol Park CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.250% 6.5596% 4/15/29 (b)(d)(e)	22,381,818	22,302,967
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	5,100,000	4,681,950
Capital Trust RE CDO Ltd. Series 2005-1A Class E, CME Term SOFR 1 Month Index + 2.210% 3.9464% 3/20/50 (b)(d)(e)(h)	330,000	0
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)	13,187,491	11,727,108
Class B, 5.095% 4/15/39 (b)	7,616,545	4,874,741
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (b)	6,736,311	6,124,250
Series 2021-1A Class A, 3.474% 1/15/46 (b)	5,483,840	5,059,007
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6878% 10/20/32 (b)(d)(e)	18,972,000	18,893,911
Series 2022-15A Class A, CME Term SOFR 3 Month Index + 1.320% 6.6461% 4/20/35 (b)(d)(e)	28,708,000	28,333,102
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(d)(e)	14,593,000	14,380,686
Cedar Funding Xvii Clo Ltd. Series 2023-17A Class A, CME Term SOFR 3 Month Index + 1.850% 7.2758% 7/20/36 (b)(d)(e)	17,958,000	17,955,360
CEDF Series 2021-6A Class ARR, CME Term SOFR 3 Month Index + 1.310% 6.6378% 4/20/34 (b)(d)(e)	23,812,000	23,441,557
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, CME Term SOFR 3 Month Index + 1.430% 6.7578% 10/20/34 (b)(d)(e)	23,751,000	23,384,285
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	9,665,843	9,252,657
Citi Mortgage Loan Trust Series 2007-1 Class 1A, CME Term SOFR 1 Month Index + 1.460% 6.7794% 10/25/37 (b)(d)(e)	464,219	463,120
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, CME Term SOFR 3 Month Index + 1.460% 6.7878% 4/20/34 (b)(d)(e)	31,300,000	30,803,958
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.700% 7.0456% 7/24/34 (b)(d)(e)	27,015,000	26,886,706
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, CME Term SOFR 3 Month Index + 1.570% 6.8978% 1/20/34 (b)(d)(e)	41,300,000	40,953,493
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 8.9627% (b)(c)(d)(e)(h)	407,341	0
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (b)	17,714,025	16,306,345
Series 2019-1A Class A23, 4.352% 5/20/49 (b)	6,459,840	6,022,238
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (b)	994,000	908,227
Discover Card Execution Note Trust:
Series 2022-A4, Class A, 5.03% 10/15/27	4,500,000	4,480,330
Series 2023-A2 Class A, 4.93% 6/15/28	10,100,000	10,043,081
Dllaa 2023-1A Series 2023-1A:
Class A2, 5.93% 7/20/26 (b)	6,810,000	6,815,483
Class A3, 5.64% 2/22/28 (b)	5,174,000	5,194,877
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME Term SOFR 3 Month Index + 1.300% 6.6261% 4/20/35 (b)(d)(e)	16,182,000	15,952,669
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(e)	26,558,000	26,356,212
Series 2021-83A Class A, CME Term SOFR 3 Month Index + 1.480% 6.7915% 1/18/32 (b)(d)(e)	22,617,000	22,561,159
Dryden Senior Loan Fund:
Series 2018-58A Class A1, CME Term SOFR 3 Month Index + 1.260% 6.5696% 7/17/31 (b)(d)(e)	6,587,000	6,560,659
Series 2020-78A Class A, CME Term SOFR 3 Month Index + 1.440% 6.7496% 4/17/33 (b)(d)(e)	16,400,000	16,335,499
Series 2021-85A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 10/15/35 (b)(d)(e)	21,145,000	20,949,747
Series 2021-90A Class A1A, CME Term SOFR 3 Month Index + 1.390% 6.7714% 2/20/35 (b)(d)(e)	12,306,000	12,164,739
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.6696% 4/15/31 (b)(d)(e)	10,674,000	10,609,678
Series 2021-2A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7196% 1/15/35 (b)(d)(e)	36,609,000	36,309,538
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, CME Term SOFR 3 Month Index + 1.510% 6.8196% 1/15/34 (b)(d)(e)	6,600,000	6,552,652
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (b)	756,000	708,090
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (b)	473,000	409,230
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 6.6917% 7/19/34 (b)(d)(e)	16,641,000	16,535,895
Class AR, CME Term SOFR 3 Month Index + 1.340% 6.7134% 11/16/34 (b)(d)(e)	23,750,000	23,558,456
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, CME Term SOFR 3 Month Index + 1.560% 6.9414% 11/20/33 (b)(d)(e)	35,773,000	35,730,108
Ford Credit Auto Owner Trust:
Series 2018-1 Class A, 3.19% 7/15/31 (b)	5,100,000	4,916,128
Series 2020-2 Class A, 1.06% 4/15/33 (b)	7,100,000	6,463,553
Ford Credit Floorplan Master Owner Trust Series 2023-1 Class A1, 4.92% 5/15/28 (b)	6,100,000	6,026,941
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	6,873,000	6,852,021
Gm Financial Consumer Automobile Re Series 2023-3 Class A3, 5.45% 6/16/28	10,757,000	10,814,495
Gm Financial Leasing Trust 202 Series 2023-3 Class A3, 5.38% 11/20/26	5,328,000	5,325,358
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (b)	891,000	756,874
Series 2021-2 Class G, 4.505% 12/17/26 (b)	3,998,551	3,375,263
Series 2021-3 Class F, 4.242% 1/17/41 (b)	586,400	488,672
Honda Auto Receivables Series 2023-2 Class A3, 4.93% 11/15/27	11,200,000	11,123,000
Honda Auto Receivables 2023-3 Series 2023-3 Class A3, 5.41% 2/18/28	6,100,000	6,114,616
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)	7,573,946	6,485,540
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)	7,804,952	6,650,833
Invesco CLO Ltd. Series 2021-3A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7372% 10/22/34 (b)(d)(e)	16,712,000	16,605,444
KKR CLO Ltd. Series 2022-41A Class A1, CME Term SOFR 3 Month Index + 1.330% 6.638% 4/15/35 (b)(d)(e)	37,587,000	36,946,969
Lucali CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.470% 6.7796% 1/15/33 (b)(d)(e)	15,100,000	15,079,449
Madison Park Funding Series 2020-19A Class A1R2, CME Term SOFR 3 Month Index + 1.180% 6.5272% 1/22/28 (b)(d)(e)	14,426,291	14,368,167
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, CME Term SOFR 3 Month Index + 1.400% 6.7217% 4/19/34 (b)(d)(e)	33,250,000	33,038,464
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7072% 1/22/35 (b)(d)(e)	26,843,000	26,484,431
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, CME Term SOFR 3 Month Index + 1.380% 6.6896% 7/15/34 (b)(d)(e)	16,653,000	16,518,294
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, CME Term SOFR 3 Month Index + 1.460% 6.8072% 1/22/31 (b)(d)(e)	7,234,000	7,155,120
Magnetite CLO LTD Series 2023-36A Class A, CME Term SOFR 3 Month Index + 1.800% 6.9585% 4/22/36 (b)(d)(e)	11,974,000	12,001,420
Magnetite CLO Ltd. Series 2021-27A Class AR, CME Term SOFR 3 Month Index + 1.400% 6.7278% 10/20/34 (b)(d)(e)	5,653,000	5,610,393
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, CME Term SOFR 3 Month Index + 1.390% 6.7428% 10/25/34 (b)(d)(e)	28,658,000	28,463,670
Magnetite XXI Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6078% 4/20/34 (b)(d)(e)	23,008,000	22,746,882
Magnetite XXIII, Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.390% 6.7428% 1/25/35 (b)(d)(e)	19,791,000	19,699,724
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, CME Term SOFR 3 Month Index + 1.250% 6.5596% 1/15/34 (b)(d)(e)	28,450,000	28,237,052
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	14,881,000	14,874,095
Milos CLO, Ltd. Series 2020-1A Class AR, CME Term SOFR 3 Month Index + 1.330% 6.6578% 10/20/30 (b)(d)(e)	23,310,394	23,281,885
Park Place Securities, Inc. Series 2005-WCH1 Class M4, CME Term SOFR 1 Month Index + 1.350% 6.6744% 1/25/36 (d)(e)	225,256	219,873
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 6.7178% 10/20/34 (b)(d)(e)	21,089,000	20,923,831
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	35,880,675	34,448,175
Series 2019-1A Class A2, 3.858% 12/5/49 (b)	17,211,740	14,567,483
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (b)	22,818,163	20,477,704
Class A2II, 4.008% 12/5/51 (b)	16,546,550	13,644,153
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (b)	1,450,000	1,351,571
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (b)	1,423,000	1,328,760
Series 2022-SFR5:
Class E1, 6.618% 6/17/39 (b)	922,000	895,378
Class E2, 6.863% 6/17/39 (b)	1,544,000	1,489,377
Series 2023-SFR1:
Class E1, 6.15% 3/17/40 (b)	483,000	456,657
Class E2, 6.6% 3/17/40 (b)	512,000	479,034
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (b)	546,000	525,294
Class G, 4.116% 9/17/36 (b)	466,000	447,681
Series 2019-SFR4 Class F, 3.684% 10/17/36 (b)	1,943,000	1,868,110
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (b)	674,000	626,992
Class H, 5.268% 4/17/37 (b)	189,000	177,658
Series 2020-SFR3 Class H, 6.234% 10/17/27 (b)	483,000	452,905
Series 2021-SFR2 Class H, 4.998% 4/19/38 (b)	735,000	659,876
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (b)	546,000	470,051
Class G, 4.003% 7/17/38 (b)	273,000	231,714
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (b)	361,000	307,216
Class G, 4.005% 10/17/38 (b)	2,380,000	2,040,569
Series 2022-SFR2 Class E2, 4.8% 4/17/27 (b)	1,225,000	1,125,397
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (b)	14,430,548	12,233,353
Rockland Park CLO Ltd. Series 2021-1A Class A, CME Term SOFR 3 Month Index + 1.380% 6.7078% 4/20/34 (b)(d)(e)	31,749,000	31,524,122
RR 7 Ltd. Series 2022-7A Class A1AB, CME Term SOFR 3 Month Index + 1.340% 6.648% 1/15/37 (b)(d)(e)	31,230,000	30,820,356
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)	15,977,331	13,519,059
Class B, 4.335% 3/15/40 (b)	1,934,563	1,383,290
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	22,598,000	21,559,441
1.884% 7/15/50 (b)	9,101,000	8,216,710
2.328% 7/15/52 (b)	6,959,000	5,982,916
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 9.8105% 5/17/24 (b)(d)(e)	2,884,000	2,805,396
Stratus CLO, Ltd. Series 2022-1A Class A, CME Term SOFR 3 Month Index + 1.750% 7.0761% 7/20/30 (b)(d)(e)	3,817,727	3,818,109
SYMP Series 2022-32A Class A1, CME Term SOFR 3 Month Index + 1.320% 6.6656% 4/23/35 (b)(d)(e)	32,177,000	31,772,406
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, CME Term SOFR 3 Month Index + 1.220% 6.5296% 4/16/31 (b)(d)(e)	11,832,417	11,756,819
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.6296% 7/15/32 (b)(d)(e)	3,095,000	3,076,727
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, CME Term SOFR 3 Month Index + 1.240% 6.5617% 4/19/34 (b)(d)(e)	28,855,000	28,406,045
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, CME Term SOFR 3 Month Index + 1.340% 6.6678% 4/20/33 (b)(d)(e)	30,048,000	29,865,999
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, CME Term SOFR 3 Month Index + 4.760% 10.1315% 12/5/36 (b)(c)(d)(e)(h)	830,942	0
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 Month Index + 0.970% 6.2894% 9/25/34 (d)(e)	12,572	11,983
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	12,465,000	12,432,838
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (b)	7,102,642	6,421,695
Series 2018-A Class A, 4.147% 9/15/38 (b)(d)	14,978,714	12,732,207
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)	23,809,404	19,763,234
Towd Point Mortgage Trust Series 2018-1 Class A1, 3% 1/25/58 (b)	953,157	915,262
Toyota Lease Owner Trust Series 2023 A:
Class A2, 5.3% 8/20/25 (b)	11,310,000	11,258,890
Class A3, 4.93% 4/20/26 (b)	12,231,000	12,104,365
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, CME Term SOFR 3 Month Index + 0.820% 6.0904% 4/6/42 (b)(d)(e)(h)	1,639,000	1,242,228
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (b)	280,000	276,886
Series 2019-SFR1 Class F, 3.745% 3/17/38 (b)	924,000	845,145
Series 2020-SFR1 Class F, 4.882% 7/17/38 (b)	269,000	251,863
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (b)	1,931,000	1,781,077
Class E2, 5.739% 4/17/39 (b)	2,399,000	2,218,998
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (b)	315,000	276,647
Verizon Master Trust:
Series 2021-1:
Class A, 0.5% 5/20/27	8,000,000	7,698,102
Class B, 0.69% 5/20/27	17,242,000	16,583,254
Series 2023 2 Class A, 4.89% 4/13/28	6,400,000	6,338,045
Voya CLO Ltd. Series 2019-2A Class A, CME Term SOFR 3 Month Index + 1.530% 6.8578% 7/20/32 (b)(d)(e)	23,497,000	23,461,332
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, CME Term SOFR 3 Month Index + 1.420% 6.7417% 7/19/34 (b)(d)(e)	15,449,000	15,340,208
Series 2021-3A Class AR, CME Term SOFR 3 Month Index + 1.410% 6.7378% 10/20/34 (b)(d)(e)	31,775,000	31,537,037
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 6.7196% 7/16/34 (b)(d)(e)	15,502,000	15,356,281
World Omni Auto Receivables Trust:
Series 2023 B:
Class A2A, 5.25% 11/16/26	7,050,000	7,015,976
Class A3, 4.66% 5/15/28	12,950,000	12,767,483
Series 2023-C Class A3, 5.15% 11/15/28	6,547,000	6,536,321
TOTAL ASSET-BACKED SECURITIES (Cost $2,154,724,705)		2,088,566,517

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.2%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)	11,348,236	9,448,804
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(d)	5,600,235	5,355,583
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	6,322,013	6,157,692
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	8,846,943	8,555,589
CFMT Series 2022-HB10 Class A, 3.25% 11/25/35 (b)	14,711,069	14,041,142
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(d)	115,274	113,298
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (b)(d)	3,499	387
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 4.2795% 5/27/37 (b)(d)(e)	614,898	586,841
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (b)(d)(e)(h)	153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (b)	7,935,541	7,176,782
NYMT Loan Trust sequential payer Series 2021-CP1 Class A1, 2.0424% 7/25/61 (b)	3,296,460	2,927,740
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (b)(d)	1,872,098	1,837,363
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	4,542,006	4,281,774
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	5,846,802	5,581,649
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)	3,367,971	3,096,742
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.546% 7/20/34 (d)(e)	2,538	2,244
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, CME Term SOFR 1 Month Index + 0.750% 6.0694% 9/25/43 (d)(e)	1,298,409	1,215,679
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (b)	7,844,745	7,151,758
TOTAL PRIVATE SPONSOR		77,531,082
U.S. Government Agency - 1.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2021% 2/25/32 (d)(e)	4,198	4,182
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3445% 3/18/32 (d)(e)	7,830	7,845
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 4/25/32 (d)(e)	8,812	8,827
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 10/25/32 (d)(e)	10,595	10,613
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1521% 1/25/32 (d)(e)	3,923	3,903
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 12/25/33 (d)(p)(q)	154,312	20,778
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2779% 11/25/36 (d)(p)(q)	110,738	9,088
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	893	890
Series 1996-28 Class PK, 6.5% 7/25/25	1,134	1,131
Series 1999-17 Class PG, 6% 4/25/29	41,529	41,552
Series 1999-32 Class PL, 6% 7/25/29	49,788	49,921
Series 1999-33 Class PK, 6% 7/25/29	37,150	37,238
Series 2001-52 Class YZ, 6.5% 10/25/31	5,999	6,099
Series 2005-102 Class CO 11/25/35 (r)	25,292	21,309
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.5046% 8/25/35 (d)(e)(q)	5,470	5,441
Series 2005-81 Class PC, 5.5% 9/25/35	77,803	78,501
Series 2006-12 Class BO 10/25/35 (r)	114,465	97,776
Series 2006-15 Class OP 3/25/36 (r)	152,948	127,412
Series 2006-37 Class OW 5/25/36 (r)	15,192	11,746
Series 2006-45 Class OP 6/25/36 (r)	46,780	36,697
Series 2006-62 Class KP 4/25/36 (r)	72,630	58,690
Series 2012-149:
Class DA, 1.75% 1/25/43	1,422,165	1,277,289
Class GA, 1.75% 6/25/42	1,557,501	1,395,373
Series 2021-69 Class JK, 1.5% 10/25/51	2,922,533	2,343,597
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	7,499	7,550
Series 1999-25 Class Z, 6% 6/25/29	40,397	40,086
Series 2001-20 Class Z, 6% 5/25/31	47,643	47,871
Series 2001-31 Class ZC, 6.5% 7/25/31	22,567	22,613
Series 2002-16 Class ZD, 6.5% 4/25/32	19,032	19,385
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1479% 11/25/32 (d)(p)(q)	34,956	840
Series 2012-67 Class AI, 4.5% 7/25/27 (p)	76,103	1,838
Series 2020-101 Class BA, 1.5% 9/25/45	4,353,205	3,634,317
Series 2020-43 Class MA, 2% 1/25/45	5,577,397	4,884,376
Series 2020-49 Class JA, 2% 8/25/44	2,555,411	2,269,120
Series 2020-80 Class BA, 1.5% 3/25/45	6,122,663	5,137,500
Series 2021-68 Class A, 2% 7/25/49	5,052,195	4,051,868
Series 2021-85 Class L, 2.5% 8/25/48	2,761,572	2,382,250
Series 2021-95:
Class 0, 2.5% 9/25/48	8,629,663	7,410,657
Class BA, 2.5% 6/25/49	12,920,127	11,109,689
Series 2021-96 Class HA, 2.5% 2/25/50	4,555,295	3,954,332
Series 2022-1 Class KA, 3% 5/25/48	2,830,950	2,516,724
Series 2022-11 Class B, 3% 6/25/49	3,595,127	3,225,879
Series 2022-13:
Class HA, 3% 8/25/46	3,152,404	2,876,844
Class JA, 3% 5/25/48	5,598,194	4,996,925
Series 2022-3:
Class D, 2% 2/25/48	12,913,441	11,072,143
Class N, 2% 10/25/47	33,387,638	27,916,152
Series 2022-30 Class E, 4.5% 7/25/48	7,337,071	7,051,092
Series 2022-35 Class CK, 4% 3/25/47	10,256,120	9,628,280
Series 2022-4 Class B, 2.5% 5/25/49	3,327,019	2,856,102
Series 2022-49 Class TC, 4% 12/25/48	2,369,390	2,263,351
Series 2022-7:
Class A, 3% 5/25/48	4,031,604	3,584,545
Class E, 2.5% 11/25/47	12,826,250	11,233,432
Series 2022-9 Class BA, 3% 5/25/48	4,137,705	3,689,112
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2379% 12/25/36 (d)(p)(q)	71,380	6,310
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0379% 5/25/37 (d)(p)(q)	40,715	4,180
Series 1993-165 Class SH, 19.800% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.5198% 9/25/23 (d)(e)(q)	9	9
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 3/25/33 (d)(p)(q)	10,042	1,073
Series 2005-72 Class ZC, 5.5% 8/25/35	611,928	609,334
Series 2005-79 Class ZC, 5.9% 9/25/35	474,060	474,441
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.2076% 6/25/37 (d)(e)(q)	32,735	38,557
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (d)(e)(q)	49,795	58,795
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (d)(e)(q)	13,306	14,245
Series 2007-75 Class JI, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1429% 8/25/37 (d)(p)(q)	1,521,321	140,937
Series 2008-12 Class SG, 6.230% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9479% 3/25/38 (d)(p)(q)	255,221	21,798
Series 2010-135:
Class LS, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 12/25/40 (d)(p)(q)	258,063	14,108
Class ZA, 4.5% 12/25/40	896,584	883,625
Series 2010-139 Class NI, 4.5% 2/25/40 (p)	38,605	533
Series 2010-150 Class ZC, 4.75% 1/25/41	1,580,536	1,544,771
Series 2010-95 Class ZC, 5% 9/25/40	3,462,840	3,424,544
Series 2011-39 Class ZA, 6% 11/25/32	178,426	180,850
Series 2011-4 Class PZ, 5% 2/25/41	529,296	503,735
Series 2011-67 Class AI, 4% 7/25/26 (p)	14,497	318
Series 2012-100 Class WI, 3% 9/25/27 (p)	624,433	24,010
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2479% 12/25/30 (d)(p)(q)	23,950	38
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1479% 6/25/41 (d)(p)(q)	52,874	335
Series 2013-133 Class IB, 3% 4/25/32 (p)	185,524	4,369
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 1/25/44 (d)(p)(q)	238,869	22,419
Series 2013-51 Class GI, 3% 10/25/32 (p)	892,053	49,971
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3179% 6/25/35 (d)(p)(q)	210,021	14,378
Series 2015-42 Class IL, 6% 6/25/45 (p)	1,433,348	241,638
Series 2015-70 Class JC, 3% 10/25/45	1,287,263	1,199,929
Series 2017-30 Class AI, 5.5% 5/25/47 (p)	858,301	146,092
Series 2020-45 Class JL, 3% 7/25/40	260,184	234,256
Series 2021-59 Class H, 2% 6/25/48	2,864,681	2,335,249
Series 2021-66:
Class DA, 2% 1/25/48	3,094,616	2,530,937
Class DM, 2% 1/25/48	3,288,690	2,689,661
Series 2022-28 Class A, 2.5% 2/25/52	9,723,567	8,787,239
Series 2023-13 Class CK, 1.5% 11/25/50	9,082,178	7,108,027
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (p)	38,166	6,092
Series 343 Class 16, 5.5% 5/25/34 (p)	35,813	5,751
Series 348 Class 14, 6.5% 8/25/34 (d)(p)	23,949	4,630
Series 351:
Class 12, 5.5% 4/25/34 (d)(p)	14,977	2,489
Class 13, 6% 3/25/34 (p)	22,260	4,046
Series 359 Class 19, 6% 7/25/35 (d)(p)	13,021	2,453
Series 384 Class 6, 5% 7/25/37 (p)	150,759	25,561
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.103% 1/15/32 (d)(e)	3,176	3,163
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (d)(e)	4,750	4,743
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.303% 3/15/32 (d)(e)	4,094	4,099
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 6/15/31 (d)(e)	7,535	7,525
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (d)(e)	2,599	2,595
floater target amortization class Series 3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.553% 5/15/37 (d)(e)	192,762	186,785
planned amortization class:
Series 2017-4676 Class VD, 4% 8/15/37	476,235	468,451
Series 2017-4746 Class PA, 4% 2/15/47	1,209,463	1,146,280
Series 2020-5050 Class KP, 1% 12/25/50	1,951,742	1,684,133
Series 2021-5141 Class JM, 1.5% 4/25/51	2,138,000	1,711,480
Series 2021-5148:
Class AD, 1.5% 10/25/51	2,881,408	2,315,770
Class PC, 1.5% 10/25/51	2,880,690	2,290,147
Series 2095 Class PE, 6% 11/15/28	50,296	50,879
Series 2101 Class PD, 6% 11/15/28	4,466	4,479
Series 2121 Class MG, 6% 2/15/29	21,280	21,367
Series 2131 Class BG, 6% 3/15/29	150,910	151,580
Series 2137 Class PG, 6% 3/15/29	23,541	23,643
Series 2154 Class PT, 6% 5/15/29	39,935	40,107
Series 2162 Class PH, 6% 6/15/29	7,726	7,741
Series 2520 Class BE, 6% 11/15/32	76,412	77,745
Series 2693 Class MD, 5.5% 10/15/33	707,841	704,316
Series 2802 Class OB, 6% 5/15/34	55,047	55,386
Series 3002 Class NE, 5% 7/15/35	174,730	174,186
Series 3110 Class OP 9/15/35 (r)	39,062	36,093
Series 3119 Class PO 2/15/36 (r)	176,122	139,250
Series 3121 Class KO 3/15/36 (r)	27,472	22,401
Series 3123 Class LO 3/15/36 (r)	100,560	80,315
Series 3145 Class GO 4/15/36 (r)	103,438	83,070
Series 3189 Class PD, 6% 7/15/36	155,245	158,484
Series 3225 Class EO 10/15/36 (r)	53,218	41,600
Series 3258 Class PM, 5.5% 12/15/36	61,884	62,591
Series 3415 Class PC, 5% 12/15/37	74,627	73,102
Series 3806 Class UP, 4.5% 2/15/41	351,383	342,008
Series 3832 Class PE, 5% 3/15/41	692,317	689,572
Series 4135 Class AB, 1.75% 6/15/42	1,162,558	1,040,680
sequential payer:
Series 2015-4492 Class LB, 4% 3/15/44	328,989	323,880
Series 2015-4506 Class LB, 4% 4/15/44	581,906	572,988
Series 2015-4522 Class LB, 4% 6/15/44	413,220	406,644
Series 2015-4535 Class LB, 4% 8/15/44	423,069	416,239
Series 2016-4636 Class AE, 4% 7/15/42	752,009	739,928
Series 2017-4646 Class LA, 4% 9/15/45	984,399	952,643
Series 2017-4661 Class AC, 4% 4/15/43	535,511	525,044
Series 2020-4993 Class LA, 2% 8/25/44	5,344,681	4,721,918
Series 2020-5018:
Class LC, 3% 10/25/40	1,743,990	1,570,392
Class LY, 3% 10/25/40	1,321,414	1,190,119
Series 2020-5058 Class BE, 3% 11/25/50	6,329,825	5,431,102
Series 2020-5066 Class A, 1.5% 11/25/44	2,078,644	1,708,273
Series 2021-5169 Class BA, 2.5% 5/25/49	7,339,911	6,317,462
Series 2021-5175 Class CB, 2.5% 4/25/50	16,278,470	13,940,223
Series 2021-5178 Class TP, 2.5% 4/25/49	6,432,889	5,528,026
Series 2021-5180 Class KA, 2.5% 10/25/47	3,287,217	2,881,850
Series 2022-5189:
Class DA, 2.5% 5/25/49	2,124,348	1,816,371
Class TP, 2.5% 5/25/49	4,433,947	3,832,760
Series 2022-5190:
Class BA, 2.5% 11/25/47	2,061,744	1,780,843
Class CA, 2.5% 5/25/49	3,708,139	3,168,062
Series 2022-5191 Class CA, 2.5% 4/25/50	3,869,961	3,319,850
Series 2022-5197:
Class A, 2.5% 6/25/49	3,708,145	3,204,439
Class DA, 2.5% 11/25/47	1,565,882	1,352,882
Series 2022-5198 Class BA, 2.5% 11/25/47	7,068,667	6,183,436
Series 2022-5200 Class C, 3% 5/25/48	9,225,940	8,326,717
Series 2022-5202:
Class AG, 3% 1/25/49	2,145,221	1,910,637
Class BC, 3% 5/25/48	8,771,882	7,847,143
Class LB, 2.5% 10/25/47	1,671,843	1,440,912
Class UA, 3% 4/25/50	3,146,844	2,790,259
Series 2022-5248 Class A, 4% 4/15/48	9,249,211	8,859,708
Series 2135 Class JE, 6% 3/15/29	8,013	8,127
Series 2274 Class ZM, 6.5% 1/15/31	15,159	15,185
Series 2281 Class ZB, 6% 3/15/30	28,295	28,420
Series 2303 Class ZV, 6% 4/15/31	15,961	16,051
Series 2357 Class ZB, 6.5% 9/15/31	122,129	123,715
Series 2502 Class ZC, 6% 9/15/32	29,717	30,240
Series 2519 Class ZD, 5.5% 11/15/32	45,248	45,540
Series 2998 Class LY, 5.5% 7/15/25	10,957	10,905
Series 3871 Class KB, 5.5% 6/15/41	1,123,671	1,146,454
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.297% 2/15/36 (d)(p)(q)	54,059	4,274
Series 2013-4281 Class AI, 4% 12/15/28 (p)	79,807	1,023
Series 2017-4683 Class LM, 3% 5/15/47	1,944,292	1,811,926
Series 2020-5041 Class LB, 3% 11/25/40	2,964,568	2,668,782
Series 2021-5083 Class VA, 1% 8/15/38	9,196,402	8,493,812
Series 2021-5176 Class AG, 2% 1/25/47	12,362,203	10,535,435
Series 2021-5182 Class A, 2.5% 10/25/48	21,293,660	18,269,160
Series 2022-5210 Class AB, 3% 1/25/42	4,933,680	4,465,107
Series 2022-5213 Class AH, 2.25% 4/25/37	7,994,409	7,284,086
Series 2022-5236 Class P, 5% 4/25/48	3,353,386	3,295,459
Series 2022-5266 Class CD, 4.5% 10/25/44	8,157,481	7,909,677
Series 2933 Class ZM, 5.75% 2/15/35	974,396	990,727
Series 2935 Class ZK, 5.5% 2/15/35	748,338	757,764
Series 2947 Class XZ, 6% 3/15/35	321,427	327,330
Series 2996 Class ZD, 5.5% 6/15/35	669,335	675,883
Series 3237 Class C, 5.5% 11/15/36	840,355	836,879
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.357% 11/15/36 (d)(p)(q)	223,310	18,697
Series 3287 Class SD, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.447% 3/15/37 (d)(p)(q)	334,457	30,420
Series 3297 Class BI, 6.640% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.457% 4/15/37 (d)(p)(q)	470,750	50,378
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.277% 6/15/37 (d)(p)(q)	143,109	14,300
Series 3949 Class MK, 4.5% 10/15/34	124,417	122,062
Series 4055 Class BI, 3.5% 5/15/31 (p)	160,280	3,055
Series 4149 Class IO, 3% 1/15/33 (p)	494,284	37,913
Series 4314 Class AI, 5% 3/15/34 (p)	40,194	1,015
Series 4427 Class LI, 3.5% 2/15/34 (p)	688,475	38,549
Series 4471 Class PA 4% 12/15/40	525,636	508,182
target amortization class:
Series 2017-4692 Class KB, 4% 10/15/46	2,497,099	2,374,380
Series 2156 Class TC, 6.25% 5/15/29	14,739	14,746
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/24 (d)(e)	239	239
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	17,009	17,042
Series 2056 Class Z, 6% 5/15/28	39,098	39,470
Freddie Mac Multi-family Structured pass-thru certificates:
planned amortization class Series 20XX-5165 Class PC, 1.5% 11/25/51	3,668,190	2,959,102
sequential payer Series 2021-5159 Class GC, 2% 11/25/47	2,639,737	2,257,075
Series 4386 Class AZ, 4.5% 11/15/40	1,709,001	1,641,638
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2629% 6/16/37 (d)(p)(q)	95,217	8,758
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.98% 3/20/60 (d)(e)(s)	866,663	863,117
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 7/20/60 (d)(e)(s)	184,356	182,976
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.5553% 9/20/60 (d)(e)(s)	194,074	192,551
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.5553% 8/20/60 (d)(e)(s)	151,089	149,821
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (d)(e)(s)	431,238	428,339
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 12/20/60 (d)(e)(s)	347,425	345,770
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 2/20/61 (d)(e)(s)	326,506	324,817
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.7077% 2/20/61 (d)(e)(s)	507,863	505,255
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 4/20/61 (d)(e)(s)	353,967	352,161
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (d)(e)(s)	540,607	538,277
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (d)(e)(s)	405,190	403,300
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.7853% 6/20/61 (d)(e)(s)	445,412	443,462
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8553% 10/20/61 (d)(e)(s)	884,465	881,396
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 11/20/61 (d)(e)(s)	502,263	500,972
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 1/20/62 (d)(e)(s)	260,261	259,609
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 1/20/62 (d)(e)(s)	472,632	470,965
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 3/20/62 (d)(e)(s)	221,986	221,002
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (d)(e)(s)	10,930	10,769
Series 2012-H23 Class WA, CME Term SOFR 1 Month Index + 0.630% 5.7753% 10/20/62 (d)(e)(s)	197,272	196,170
Series 2013-H07 Class BA, CME Term SOFR 1 Month Index + 0.360% 5.6153% 3/20/63 (d)(e)(s)	357,826	355,045
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8177% 1/20/64 (d)(e)(s)	252,680	251,716
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 5.8177% 12/20/63 (d)(e)(s)	1,077,374	1,074,891
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 6/20/64 (d)(e)(s)	1,719,599	1,711,524
Series 2014-H20 Class BF, CME Term SOFR 1 Month Index + 0.610% 5.7177% 9/20/64 (d)(e)(s)	5,530,120	5,501,054
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5891% 12/20/62 (d)(e)(s)	29,634	28,911
Series 2019-11 Class F, CME Term SOFR 1 Month Index + 0.510% 5.8285% 1/20/49 (d)(e)	3,971,382	3,893,174
Series 2019-128 Class FH, CME Term SOFR 1 Month Index + 0.610% 5.9285% 10/20/49 (d)(e)	1,175,257	1,136,860
Series 2019-23 Class NF, CME Term SOFR 1 Month Index + 0.560% 5.8785% 2/20/49 (d)(e)	2,391,111	2,331,468
planned amortization class:
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (d)(q)	1,396,092	1,096,409
Series 2011-136 Class WI, 4.5% 5/20/40 (p)	31,846	2,088
Series 2016-69 Class WA, 3% 2/20/46	1,120,786	1,017,080
Series 2017-134 Class BA, 2.5% 11/20/46	1,678,695	1,482,622
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	267,294	260,367
Series 2010-160 Class DY, 4% 12/20/40	2,729,694	2,608,785
Series 2010-170 Class B, 4% 12/20/40	604,162	577,330
Series 2017-139 Class BA, 3% 9/20/47	5,245,248	4,681,716
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0729% 5/16/34 (d)(p)(q)	55,734	3,472
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7729% 8/17/34 (d)(p)(q)	55,305	5,450
Series 2007-35 Class SC, 39.510% x CME Term SOFR 1 Month Index 7.6375% 6/16/37 (d)(e)(q)	3,980	4,400
Series 2010-116 Class QB, 4% 9/16/40	6,203,173	5,950,735
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 5/20/60 (d)(e)(s)	476,563	473,084
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6715% 7/20/41 (d)(p)(q)	234,112	19,695
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.2729% 6/16/42 (d)(p)(q)	210,780	17,620
Series 2013-149 Class MA, 2.5% 5/20/40	1,893,997	1,800,927
Series 2014-2 Class BA, 3% 1/20/44	3,370,358	3,024,448
Series 2014-21 Class HA, 3% 2/20/44	1,250,050	1,126,267
Series 2014-25 Class HC, 3% 2/20/44	2,131,515	1,905,957
Series 2014-5 Class A, 3% 1/20/44	1,783,044	1,602,126
Series 2015-H13 Class HA, 2.5% 8/20/64 (s)	21,162	19,689
Series 2017-186 Class HK, 3% 11/16/45	3,074,479	2,761,960
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (d)(e)(s)	3,477,346	3,461,486
TOTAL U.S. GOVERNMENT AGENCY		431,217,087
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $523,666,540)		508,748,169

Commercial Mortgage Securities - 5.5%
	Principal Amount (a)	Value ($)
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, CME Term SOFR 1 Month Index + 2.590% 7.908% 6/15/35 (b)(d)(e)	304,000	291,754
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-RLJ Class D, CME Term SOFR 1 Month Index + 1.990% 7.308% 4/15/36 (b)(d)(e)	1,880,000	1,845,264
Series 2021-JACX Class E, CME Term SOFR 1 Month Index + 3.860% 9.1755% 9/15/38 (b)(d)(e)	1,120,000	901,098
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 6.461% 1/15/39 (b)(d)(e)	16,838,000	16,379,934
Class B, CME Term SOFR 1 Month Index + 1.550% 6.861% 1/15/39 (b)(d)(e)	3,181,000	3,077,639
Class C, CME Term SOFR 1 Month Index + 2.150% 7.461% 1/15/39 (b)(d)(e)	2,271,000	2,184,287
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	11,600,000	10,704,986
Class ANM, 3.112% 11/5/32 (b)	14,236,000	12,966,933
Series 2015-200P Class F, 3.7157% 4/14/33 (b)(d)	831,000	708,797
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	3,196,000	2,608,272
Class CNM, 3.8425% 11/5/32 (b)(d)	1,322,000	999,571
BANK:
sequential payer:
Series 2017-BNK9 Class A4, 3.538% 11/15/54	13,312,000	12,238,900
Series 2018-BN14 Class A4, 4.231% 9/15/60	11,400,000	10,724,027
Series 2019-BN21 Class A5, 2.851% 10/17/52	2,606,000	2,243,991
Series 2020-BN28 Class A4, 1.844% 3/15/63	1,473,000	1,162,740
Series 2021-BN32 Class A5, 2.643% 4/15/54	630,000	519,811
Series 2021-BN33 Class A5, 2.556% 5/15/64	1,238,000	1,011,579
Series 2021-BN35 Class A5, 2.285% 6/15/64	1,860,000	1,482,163
Series 2022-BNK39 Class A4, 2.928% 2/15/55	1,626,000	1,350,440
Series 2022-BNK40, Class A4, 3.5066% 3/15/64 (d)	522,000	449,606
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (b)	943,000	460,083
Class E, 2.5% 6/15/55 (b)	738,000	298,753
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (d)	1,746,000	1,627,153
Series 2023-5YR1:
Class A2, 5.779% 4/15/56	4,100,000	4,090,591
Class A3, 6.26% 4/15/56	12,800,000	13,004,278
Series 2023-BNK45 Class C, 6.4886% 2/15/56 (d)	738,000	625,694
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)	1,426,000	1,010,273
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (b)	1,738,000	929,415
Class E, 2.8% 11/15/50 (b)(h)	1,092,000	431,482
Series 2018-BN10 Class C, 4.163% 2/15/61 (d)	2,157,000	1,723,912
Series 2018-BN15:
Class D, 3% 11/15/61 (b)	735,000	459,014
Class E, 3% 11/15/61 (b)	735,000	402,765
Series 2019-BN18 Class D, 3% 5/15/62 (b)	1,150,000	495,888
Series 2020-BN25 Class C, 3.4668% 1/15/63 (d)	1,375,000	976,873
Series 2020-BN27 Class D, 2.5% 4/15/63 (b)	430,000	237,264
Series 2020-BN28:
Class A/S, 2.14% 3/15/63	639,000	496,341
Class E, 2.5% 3/15/63 (b)	441,000	202,053
Series 2020-BN30 Class MCDG, 3.0155% 12/15/53 (d)	3,731,000	1,653,606
Series 2021-BN33 Class XA, 1.1682% 5/15/64 (d)(p)	10,246,190	553,829
Series 2021-BN38 Class C, 3.3245% 12/15/64 (d)	260,000	160,222
Series 2022-BNK43 Class D, 3% 8/15/55 (b)	1,759,000	895,131
Series 2022-BNK44:
Class A/S, 5.9371% 11/15/55 (d)	1,097,000	1,051,691
Class C, 5.9371% 11/15/55 (d)	3,642,000	2,947,524
Bank 2018-Bnk13 sequential payer Series 2018-BN13 Class A4, 3.953% 8/15/61	3,700,000	3,452,284
Bank 2023-Bnk46:
sequential payer Series 2023-BNK46 Class A4, 5.745% 8/15/56	2,191,000	2,236,296
Series 2023-BNK46:
Class B, 6.9991% 8/15/56	1,491,000	1,496,073
Class C, 6.9991% 8/15/56	657,000	580,547
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (d)	610,000	487,898
Class D, 3.25% 2/15/50 (b)	1,222,000	833,156
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (b)	2,108,000	1,570,830
Class XA, 1.8881% 7/15/49 (d)(p)	15,405,110	509,572
Barclays Commercial Mortgage Securities sequential payer Series 2021-C12 Class A5, 2.689% 11/15/54	501,000	410,091
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (b)	333,000	200,817
BBCMS Series 2022-C15, Class A5, 3.662% 4/15/55	2,126,000	1,866,610
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (b)(h)	1,476,000	659,861
Series 2022-C14 Class A5, 2.946% 2/15/55	2,455,000	2,041,539
Series 2022-C17 Class D, 2.5% 9/15/55 (b)(h)	3,429,000	1,639,959
Series 2022-C18 Class A5, 5.71% 12/15/55	2,816,000	2,873,394
Series 2023-C19 Class A5, 5.451% 4/15/56	889,000	890,986
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (b)(d)	868,000	674,324
Class E, 3.7292% 8/14/36 (b)(d)	637,000	459,742
Series 2019-C3 Class C, 4.178% 5/15/52	477,000	363,711
Series 2022-C16:
Class A5, 4.6% 6/15/55	3,210,000	3,025,962
Class B, 4.6% 6/15/55	791,000	645,554
Series 2022-C17 Class B, 4.889% 9/15/55	1,050,000	888,307
Series 2022-C18, Class B, 6.3475% 12/15/55 (d)	1,323,000	1,245,388
Series 2023 C19 Class B, 6.5459% 4/15/56 (d)	846,000	797,704
Benchmark 2023-B39 C Mtg Trust:
sequential payer Series 2023-B39 Class A5, 5.7536% 7/15/56	2,406,000	2,456,132
Series 2023-B39 Class C, 6.7941% 7/15/56 (d)	1,638,000	1,474,144
Benchmark 2023-V3 Mtg Trust sequential payer Series 2023-V3 Class A3, 6.3629% 7/15/56	2,200,000	2,254,795
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	2,953,000	2,748,012
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (b)(d)(h)	719,000	145,066
Class 225E, 3.4041% 12/15/62 (b)(d)	485,000	49,122
Series 2020-B20 Class E, 2% 10/15/53 (b)	1,029,000	491,405
Series 2020-B21 Class A5, 1.9775% 12/17/53	1,502,000	1,174,786
Series 2020-B22, Class A5, 1.973% 1/15/54	1,043,000	814,380
Series 2021-B29, Class A5, 2.3879% 9/15/54	3,032,000	2,416,168
Series 2022-B34 Class A5, 3.786% 4/15/55	942,000	795,007
Series 2022-B36 Class A5, 4.4699% 7/15/55	1,094,000	1,012,733
Series 2022-B37 Class A5, 5.7511% 11/15/55 (d)	1,270,000	1,301,745
Series 2023-B38 Class A4, 5.5246% 4/15/56	1,084,000	1,087,346
Series 2018-B6 Class D, 3.2533% 10/10/51 (b)(d)	1,089,000	472,512
Series 2018-B7 Class D, 3% 5/15/53 (b)(d)	614,000	390,455
Series 2019-B12 Class B, 3.5702% 8/15/52	840,000	676,056
Series 2019-B13 Class D, 2.5% 8/15/57 (b)	1,197,000	654,381
Series 2019-B14 Class XA, 0.8991% 12/15/62 (d)(p)	33,147,282	942,430
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (b)(d)	1,995,000	1,707,124
Class D, 2.25% 7/15/53 (b)	1,365,000	672,953
Series 2020-B21:
Class A/S, 2.2543% 12/17/53	592,000	446,911
Class D, 2% 12/17/53 (b)	798,000	397,712
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (b)(d)(h)	546,000	261,392
Class D, 3.4028% 9/15/48 (b)(d)	2,679,000	781,439
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (b)(d)	1,400,000	984,608
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (b)(d)	1,520,000	872,458
Class 300E, 2.9942% 4/15/54 (b)(d)	504,000	298,230
Series 2022 B37 Class B, 5.9428% 11/15/55 (d)	767,000	693,042
Series 2022-B35 Class D, 2.5% 5/15/55 (b)	1,701,000	769,616
Series 2022-B36:
Class A/S, 4.9505% 7/15/55	1,092,000	994,474
Class D, 2.5% 7/15/55 (b)	1,259,000	571,277
Series 2022-B37 Class C, 5.7511% 11/15/55 (d)	1,456,000	1,135,986
Series 2023 B38:
Class B, 6.4528% 4/15/56 (d)	1,058,000	992,727
Class C, 6.4528% 4/15/56 (d)	1,415,000	1,175,511
BFLD Trust floater sequential payer Series 2020-OBRK Class A, CME Term SOFR 1 Month Index + 2.160% 7.4745% 11/15/28 (b)(d)(e)	13,834,000	13,794,166
BHP Trust floater Series 2019-BXHP Class F, CME Term SOFR 1 Month Index + 2.980% 8.296% 8/15/36 (b)(d)(e)	570,500	551,726
Bmo 2023-5C1 Mtg Trust:
sequential payer Series 2023-5C1 Class A3, 6.534% 8/15/56	5,400,000	5,557,863
Series 2023-5C1:
Class A/S, 7.355% 8/15/56 (d)	1,645,000	1,691,386
Class B, 6.96% 8/15/56 (d)	493,000	491,734
Bmo 2023-C4 Mtg Trust Series 2023-C4:
Class B, 5.5917% 2/15/56 (d)	835,000	739,108
Class C, 6.0589% 2/15/56 (d)	808,000	667,037
Class D, 6.0589% 2/15/56 (b)(d)(h)	520,000	355,807
Bmo 2023-C6 Mtg Trust Series 2023-C6 Class A/S, 6.5504% 9/15/56 (d)	1,096,000	1,137,786
BMO Mortgage Trust:
Series 2022-C1:
Class 360D, 4.0699% 2/17/55 (b)(d)	798,000	450,077
Class 360E, 4.0699% 2/17/55 (b)(d)	966,000	520,860
Series 2022-C3 Class D, 2.5% 9/15/54 (b)	639,000	274,129
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 7.2085% 4/15/37 (b)(d)(e)	55,733,000	54,726,016
Class B, CME Term SOFR 1 Month Index + 2.440% 7.7575% 4/15/37 (b)(d)(e)	17,226,000	16,783,275
Class D, CME Term SOFR 1 Month Index + 3.690% 9.0055% 4/15/37 (b)(d)(e)	2,373,000	2,309,784
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, CME Term SOFR 1 Month Index + 2.570% 7.883% 6/15/35 (b)(d)(e)	294,000	269,894
BX Commercial Mortgage Trust:
floater:
Series 2019-CALM Class E, CME Term SOFR 1 Month Index + 2.110% 7.4245% 11/15/32 (b)(d)(e)	265,300	260,607
Series 2020-VKNG:
Class E, CME Term SOFR 1 Month Index + 2.210% 7.525% 10/15/37 (b)(d)(e)	463,400	449,125
Class F, CME Term SOFR 1 Month Index + 2.860% 8.175% 10/15/37 (b)(d)(e)	821,800	793,644
Class G, CME Term SOFR 1 Month Index + 3.360% 8.675% 10/15/37 (b)(d)(e)	1,087,800	1,043,352
Series 2021-MC Class G, CME Term SOFR 1 Month Index + 3.200% 8.5113% 4/15/34 (b)(d)(e)	709,000	600,681
Series 2021-PAC:
Class A, CME Term SOFR 1 Month Index + 0.800% 6.1136% 10/15/36 (b)(d)(e)	32,338,000	31,587,244
Class B, CME Term SOFR 1 Month Index + 1.010% 6.3233% 10/15/36 (b)(d)(e)	4,838,000	4,689,260
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5231% 10/15/36 (b)(d)(e)	6,475,000	6,255,717
Class D, CME Term SOFR 1 Month Index + 1.410% 6.7228% 10/15/36 (b)(d)(e)	6,286,000	6,021,876
Class E, CME Term SOFR 1 Month Index + 2.060% 7.372% 10/15/36 (b)(d)(e)	21,856,000	20,992,144
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3706% 10/15/36 (b)(d)(e)	1,428,000	1,343,795
Series 2021-VINO:
Class F, CME Term SOFR 1 Month Index + 2.910% 8.2268% 5/15/38 (b)(d)(e)	1,511,657	1,443,332
Class G, CME Term SOFR 1 Month Index + 4.060% 9.3768% 5/15/38 (b)(d)(e)	2,668,830	2,529,967
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 6.3234% 2/15/39 (b)(d)(e)	34,534,071	33,581,082
Class B, CME Term SOFR 1 Month Index + 1.310% 6.6228% 2/15/39 (b)(d)(e)	10,405,342	10,101,009
Class C, CME Term SOFR 1 Month Index + 1.560% 6.8722% 2/15/39 (b)(d)(e)	10,405,342	9,945,210
Class D, CME Term SOFR 1 Month Index + 1.960% 7.2713% 2/15/39 (b)(d)(e)	10,405,342	9,915,919
floater sequential payer Series 2019-CALM Class A, CME Term SOFR 1 Month Index + 0.990% 6.3005% 11/15/32 (b)(d)(e)	2,009,763	1,997,697
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (b)(d)	5,234,000	4,216,618
Class E, 3.667% 3/11/44 (b)(d)	5,065,000	3,947,863
Bx Commercial Mortgage Trust 2:
floater:
Series 2019-IMC:
Class B, CME Term SOFR 1 Month Index + 1.410% 6.7245% 4/15/34 (b)(d)(e)	11,328,000	11,264,775
Class C, CME Term SOFR 1 Month Index + 1.710% 7.0245% 4/15/34 (b)(d)(e)	7,490,000	7,439,045
Class D, CME Term SOFR 1 Month Index + 2.010% 7.3245% 4/15/34 (b)(d)(e)	7,862,000	7,791,733
Class G, CME Term SOFR 1 Month Index + 3.710% 9.0245% 4/15/34 (b)(d)(e)	1,533,000	1,503,640
Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 9.4163% 2/15/39 (b)(d)(e)	2,806,891	2,669,480
floater sequential payer Series 2019-IMC Class A, CME Term SOFR 1 Month Index + 1.110% 6.4245% 4/15/34 (b)(d)(e)	21,476,240	21,392,176
BX Trust:
floater:
Series 2017-APPL Class F, PRIME RATE + 1.310% 9.944% 7/15/34 (b)(d)(e)	576,883	573,220
Series 2019-ATL Class E, CME Term SOFR 1 Month Index + 2.350% 7.6621% 10/15/36 (b)(d)(e)	972,000	905,642
Series 2019-XL:
Class B, CME Term SOFR 1 Month Index + 1.190% 6.505% 10/15/36 (b)(d)(e)	15,454,700	15,356,951
Class C, CME Term SOFR 1 Month Index + 1.360% 6.675% 10/15/36 (b)(d)(e)	12,268,900	12,175,784
Class D, CME Term SOFR 1 Month Index + 1.560% 6.875% 10/15/36 (b)(d)(e)	27,712,550	27,467,175
Class E, CME Term SOFR 1 Month Index + 1.910% 7.225% 10/15/36 (b)(d)(e)	24,417,950	24,170,870
Class F, CME Term SOFR 1 Month Index + 2.110% 7.425% 10/15/36 (b)(d)(e)	3,400,000	3,361,296
Class J, CME Term SOFR 1 Month Index + 2.760% 8.075% 10/15/36 (b)(d)(e)	7,953,450	7,716,438
Series 2021 LBA, Class GV, CME Term SOFR 1 Month Index + 3.110% 8.4255% 2/15/36 (b)(d)(e)	1,144,302	1,063,988
Series 2021-ACNT Class G, CME Term SOFR 1 Month Index + 3.400% 8.7195% 11/15/38 (b)(d)(e)	1,197,000	1,143,458
Series 2021-ARIA:
Class F, CME Term SOFR 1 Month Index + 2.700% 8.018% 10/15/36 (b)(d)(e)	2,468,000	2,295,446
Class G, CME Term SOFR 1 Month Index + 3.250% 8.5666% 10/15/36 (b)(d)(e)	3,750,000	3,413,766
Series 2021-BXMF Class G, CME Term SOFR 1 Month Index + 3.460% 8.774% 10/15/26 (b)(d)(e)	3,318,000	3,068,706
Series 2021-LBA:
Class FJV, CME Term SOFR 1 Month Index + 2.510% 7.8255% 2/15/36 (b)(d)(e)	947,000	884,684
Class FV, CME Term SOFR 1 Month Index + 2.510% 7.8255% 2/15/36 (b)(d)(e)	270,457	252,660
Class GJV, CME Term SOFR 1 Month Index + 3.110% 8.4255% 2/15/36 (b)(d)(e)	2,779,000	2,583,953
Series 2021-MFM1:
Class F, CME Term SOFR 1 Month Index + 3.110% 8.4245% 1/15/34 (b)(d)(e)	3,410,813	3,273,681
Class G, CME Term SOFR 1 Month Index + 4.010% 9.3245% 1/15/34 (b)(d)(e)	184,466	174,072
Series 2021-SDMF Class F, CME Term SOFR 1 Month Index + 2.050% 7.3615% 9/15/34 (b)(d)(e)	798,000	746,931
Series 2021-SOAR:
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7755% 6/15/38 (b)(d)(e)	2,175,253	2,093,328
Class G, CME Term SOFR 1 Month Index + 2.910% 8.2255% 6/15/38 (b)(d)(e)	3,670,913	3,505,017
Class J, CME Term SOFR 1 Month Index + 3.860% 9.1755% 6/15/38 (b)(d)(e)	2,773,145	2,615,142
Series 2021-VOLT:
Class F, CME Term SOFR 1 Month Index + 2.510% 7.825% 9/15/36 (b)(d)(e)	1,853,000	1,736,744
Class G, CME Term SOFR 1 Month Index + 2.960% 8.275% 9/15/36 (b)(d)(e)	2,573,000	2,368,087
Series 2022-GPA:
Class A, CME Term SOFR 1 Month Index + 2.160% 7.4755% 8/15/39 (b)(d)(e)	14,983,000	14,982,982
Class D, CME Term SOFR 1 Month Index + 4.060% 9.3715% 8/15/43 (b)(d)(e)	2,549,000	2,537,812
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 6.8015% 4/15/37 (b)(d)(e)	23,149,659	23,040,766
Class B, CME Term SOFR 1 Month Index + 1.940% 7.2505% 4/15/37 (b)(d)(e)	11,800,230	11,604,199
Class C, CME Term SOFR 1 Month Index + 2.290% 7.6005% 4/15/37 (b)(d)(e)	2,663,093	2,589,858
Class D, CME Term SOFR 1 Month Index + 2.830% 8.1495% 4/15/37 (b)(d)(e)	2,229,137	2,154,383
Class F, CME Term SOFR 1 Month Index + 4.780% 10.0965% 4/15/37 (b)(d)(e)	3,341,701	3,284,098
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 8.6605% 1/15/39 (b)(d)(e)	2,072,000	1,967,458
Class G, CME Term SOFR 1 Month Index + 4.200% 9.5105% 1/15/39 (b)(d)(e)	651,000	615,156
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 8.6095% 1/15/39 (b)(d)(e)	783,000	730,963
Series 20XX-LBA Class DV, CME Term SOFR 1 Month Index + 1.710% 7.0255% 2/15/36 (b)(d)(e)	665,071	632,762
floater sequential payer:
Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.345% 10/15/36 (b)(d)(e)	11,966,433	11,936,152
Series 2021-LGCY Class J, CME Term SOFR 1 Month Index + 3.300% 8.6175% 10/15/36 (b)(d)(e)	616,000	569,208
Series 2021-SOAR Class A, CME Term SOFR 1 Month Index + 0.780% 6.0955% 6/15/38 (b)(d)(e)	10,398,134	10,195,768
sequential payer Series 2019-OC11 Class A, 3.202% 12/9/41 (b)	3,131,000	2,688,366
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (b)(d)	168,000	140,021
Class E, 4.0755% 12/9/41 (b)(d)	9,943,000	8,092,776
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (b)(d)	336,000	181,999
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 10.64% 3/15/35 (b)(d)	2,721,000	2,666,404
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (b)(d)	1,743,000	1,048,407
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class A, CME Term SOFR 1 Month Index + 1.180% 6.4955% 12/15/37 (b)(d)(e)	1,538,000	1,530,220
Class E, CME Term SOFR 1 Month Index + 2.260% 7.5755% 12/15/37 (b)(d)(e)	4,468,000	4,411,707
Class F, CME Term SOFR 1 Month Index + 2.660% 7.9755% 12/15/37 (b)(d)(e)	151,000	146,346
Class G, CME Term SOFR 1 Month Index + 3.360% 8.6755% 12/15/37 (b)(d)(e)	6,423,000	6,215,044
CD Mortgage Trust Series 2017-CD3:
Class C, 4.6966% 2/10/50 (d)	1,482,000	832,506
Class D, 3.25% 2/10/50 (b)(h)	1,340,000	526,859
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 8.924% 2/15/39 (b)(d)(e)	3,948,000	3,240,446
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (b)	36,435,023	32,005,540
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.375% 11/15/36 (b)(d)(e)	10,499,000	10,320,593
Class B, CME Term SOFR 1 Month Index + 1.360% 6.675% 11/15/36 (b)(d)(e)	2,800,000	2,725,225
Cgms Commercial Mortgage Trust sequential payer Series 2017-B1:
Class A3, 3.197% 8/15/50	3,193,438	2,920,072
Class A4, 3.458% 8/15/50	1,400,000	1,277,586
Citigroup Commercial Mortgage Series 2023-SMRT Class D, 6.0475% 6/10/28 (b)(d)	2,143,000	2,007,877
Citigroup Commercial Mortgage Trust:
sequential payer Series 2019-C7 Class A4, 3.102% 12/15/72	1,596,000	1,379,972
Series 2013-GC15 Class D, 5.3827% 9/10/46 (b)(d)	2,196,000	2,136,650
Series 2015-GC29 Class XA, 1.1518% 4/10/48 (d)(p)	31,826,013	393,987
Series 2015-GC33 Class XA, 1.0226% 9/10/58 (d)(p)	50,572,926	719,273
Series 2016-P4 Class D, 4.0968% 7/10/49 (b)(d)	1,707,000	1,230,801
Series 2016-P6 Class XA, 0.6977% 12/10/49 (d)(p)	37,107,019	534,233
Series 2019-GC41 Class D, 3% 8/10/56 (b)	378,000	227,736
Series 2020-420K Class E, 3.4222% 11/10/42 (b)(d)	1,029,000	694,566
Series 2022-GC48 Class D, 2.5% 6/15/55 (b)	1,806,000	863,613
Citigroup Commercial Mtg Trust 2023-Prm Series 2023-PRM3 Class D, 6.5717% 7/10/28 (b)(d)	1,195,000	1,124,803
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, CME Term SOFR 1 Month Index + 3.190% 8.506% 9/15/33 (b)(d)(e)	468,000	249,972
Class G, CME Term SOFR 1 Month Index + 5.200% 10.5123% 9/15/33 (b)(d)(e)	544,000	236,189
sequential payer:
Series 2013-LC6 Class E, 3.5% 1/10/46 (b)	959,000	769,100
Series 2014-CR18 Class A5, 3.828% 7/15/47	5,007,100	4,906,997
Series 2012-CR1:
Class D, 5.4684% 5/15/45 (b)(d)	1,636,777	1,080,271
Class G, 2.462% 5/15/45 (b)(h)	88,278	1,766
Series 2012-LC4 Class C, 5.4761% 12/10/44 (d)	166,000	134,665
Series 2013-LC6 Class D, 4.1422% 1/10/46 (b)(d)	870,206	802,314
Series 2014-CR15 Class D, 4.8129% 2/10/47 (b)(d)	298,000	240,122
Series 2014-CR17 Class E, 5.0056% 5/10/47 (b)(d)	255,000	200,084
Series 2014-CR20:
Class AM, 3.938% 11/10/47	276,000	261,523
Class XA, 1.0744% 11/10/47 (d)(p)	58,094,806	371,981
Series 2014-LC17 Class XA, 0.8075% 10/10/47 (d)(p)	36,312,349	164,539
Series 2014-UBS2 Class D, 5.1489% 3/10/47 (b)(d)	994,000	867,725
Series 2014-UBS6 Class XA, 0.9784% 12/10/47 (d)(p)	69,155,321	459,295
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(d)	1,538,000	1,316,614
Series 2015-LC19 Class D, 2.867% 2/10/48 (b)	2,184,000	1,814,547
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)	1,751,000	1,165,368
Series 2019-CD4 Class C, 4.3497% 5/10/50 (d)	1,316,000	967,378
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)	368,000	246,485
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1111% 11/10/49 (d)	619,000	467,629
Class D, 2.8611% 11/10/49 (d)	546,000	283,533
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 5.0358% 8/15/45 (b)(d)	826,541	748,019
Class F, 4.25% 8/15/45 (b)(h)	2,033,000	1,463,760
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)(h)	522,000	234,900
CPT Mortgage Trust sequential payer Series 2019-CPT:
Class E, 3.0967% 11/13/39 (b)(d)	1,254,000	760,547
Class F, 3.0967% 11/13/39 (b)(d)	1,196,000	687,402
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, CME Term SOFR 1 Month Index + 4.330% 9.6418% 6/15/34 (b)(e)	1,135,200	804,404
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class A, CME Term SOFR 1 Month Index + 1.020% 6.338% 5/15/36 (b)(d)(e)	5,586,102	5,579,703
Class B, CME Term SOFR 1 Month Index + 1.270% 6.588% 5/15/36 (b)(d)(e)	15,805,677	15,760,056
Class C, CME Term SOFR 1 Month Index + 1.470% 6.788% 5/15/36 (b)(d)(e)	3,081,334	3,059,739
Class F, CME Term SOFR 1 Month Index + 2.690% 8.008% 5/15/36 (b)(d)(e)	691,280	684,506
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 9.2775% 11/15/23 (b)(d)(e)	6,440,000	6,220,335
Series 2022-NWPT Class B, CME Term SOFR 1 Month Index + 4.190% 9.5015% 9/9/24 (b)(d)(e)	2,848,000	2,832,977
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	7,381,109	6,651,187
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	11,930,000	11,583,760
Class B, 4.5349% 4/15/36 (b)	3,730,000	3,595,707
Class C, 4.9414% 4/15/36 (b)(d)	2,462,000	2,368,667
Class D, 4.9414% 4/15/36 (b)(d)	4,923,000	4,696,184
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 8.8837% 5/15/26 (b)(d)(e)	1,454,118	1,310,705
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5816% 6/15/50 (b)(d)	1,278,000	843,167
Series 2018-CX11 Class C, 4.9879% 4/15/51 (d)	495,000	410,767
Series 2019-C16 Class C, 4.2371% 6/15/52 (d)	1,113,000	863,569
Csmc 2019-Uvil Series 2019-UVIL Class E, 3.3928% 12/15/41 (b)(d)	3,429,000	2,468,208
CSMC Trust floater Series 2017-CHOP Class F, PRIME RATE + 1.290% 9.794% 7/15/32 (b)(d)(e)	1,319,000	1,213,440
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, CME Term SOFR 1 Month Index + 2.790% 8.106% 5/15/35 (b)(d)(e)	1,151,341	1,103,497
Series 2018-C1 Class C, 4.7979% 10/15/51 (d)	355,000	272,235
Series 2019-1735 Class F, 4.3344% 4/10/37 (b)(d)	1,188,000	702,703
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (b)	377,000	197,965
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5375% 8/10/44 (b)(d)	706,050	608,435
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (b)(d)	449,000	268,006
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.633% 8/10/49 (d)	382,000	293,174
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1265% 11/15/38 (b)(d)(e)	57,446,000	56,220,608
Class F, CME Term SOFR 1 Month Index + 2.780% 8.0925% 11/15/38 (b)(d)(e)	4,365,000	4,189,763
Class G, CME Term SOFR 1 Month Index + 3.230% 8.5415% 11/15/38 (b)(d)(e)	150,000	139,810
Class J, CME Term SOFR 1 Month Index + 3.720% 9.0404% 11/15/38 (b)(d)(e)	3,729,000	3,472,906
Extended Stay America Trust floater Series 2021-ESH:
Class A, CME Term SOFR 1 Month Index + 1.190% 6.5045% 7/15/38 (b)(d)(e)	16,361,621	16,203,949
Class B, CME Term SOFR 1 Month Index + 1.490% 6.8045% 7/15/38 (b)(d)(e)	19,424,951	19,156,701
Class C, CME Term SOFR 1 Month Index + 1.810% 7.1245% 7/15/38 (b)(d)(e)	5,828,917	5,741,106
Class D, CME Term SOFR 1 Month Index + 2.360% 7.6745% 7/15/38 (b)(d)(e)	11,776,168	11,583,986
Class F, CME Term SOFR 1 Month Index + 3.810% 9.1245% 7/15/38 (b)(d)(e)	5,868,998	5,677,468
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,609,000	14,155,109
Series 2015-K049 Class A2, 3.01% 7/25/25	2,147,000	2,060,278
Series 2015-K051 Class A2, 3.308% 9/25/25	3,396,000	3,268,620
Series 2020-K106 Class A2, 2.069% 1/25/30	8,000,000	6,808,337
Series 2020-K117 Class A2, 1.406% 8/25/30	4,100,000	3,281,764
Series 2021-K126 Class A2, 2.074% 1/25/31	5,600,000	4,655,381
Series 2021-K127 Class A2, 2.108% 1/25/31	8,300,000	6,908,866
Series 2022-150 Class A2, 3.71% 9/25/32	1,400,000	1,287,329
Series 2022-K140 Class A2, 2.25% 1/25/32	3,008,000	2,478,601
Series 2022-K143 Class A2, 2.35% 3/25/32	9,300,000	7,708,639
Series 2022-K149 Class A2, 3.53% 8/25/32	15,000,000	13,615,809
Series 2022-K750 Class A2, 3% 9/25/29	24,458,000	22,205,673
Series 2023-157 Class A2, 4.2% 5/25/33	18,210,000	17,366,007
Series 2023-K751 Class A2, 4.412% 3/25/30	4,614,000	4,500,846
Series 2021-K123 Class A2, 1.621% 12/25/30	1,587,333	1,279,681
Series 2021-K134 Class A2, 2.243% 10/25/31	8,912,000	7,380,017
Series 2022 K748 Class A2, 2.26% 1/25/29	13,751,000	12,102,155
Series K063 Class A2, 3.43% 1/25/27	7,300,000	6,950,856
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (b)	68,473	67,795
Class X, 0.5653% 8/10/43 (b)(d)(p)	393,125	1,383
GS Mortgage Securities Corp. Trust floater Series 2019-70P Class F, CME Term SOFR 1 Month Index + 2.760% 8.0755% 10/15/36 (b)(d)(e)	3,075,000	2,687,373
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, CME Term SOFR 1 Month Index + 2.060% 7.3745% 9/15/31 (b)(d)(e)	15,219,047	15,010,449
Series 2018-HART Class A, CME Term SOFR 1 Month Index + 1.140% 6.463% 10/15/31 (b)(d)(e)	8,646,679	7,954,945
Series 2021-IP:
Class A, CME Term SOFR 1 Month Index + 1.060% 6.3755% 10/15/36 (b)(d)(e)	18,953,000	18,025,887
Class B, CME Term SOFR 1 Month Index + 1.260% 6.5755% 10/15/36 (b)(d)(e)	2,930,000	2,727,886
Class C, CME Term SOFR 1 Month Index + 1.660% 6.9755% 10/15/36 (b)(d)(e)	2,414,000	2,223,465
sequential payer:
Series 2015-GC34 Class A3, 3.244% 10/10/48	1,157,715	1,100,091
Series 2017-GS6 Class A2, 3.164% 5/10/50	1,809,917	1,670,070
Series 2018-GS9 Class A4, 3.992% 3/10/51	2,900,000	2,690,727
Series 2019-GSA1 Class A4, 3.0479% 11/10/52	2,087,000	1,817,863
Series 2020-GC45 Class A5, 2.9106% 2/13/53	2,023,000	1,739,966
Series 2011-GC5:
Class C, 5.2976% 8/10/44 (b)(d)	908,923	633,473
Class D, 5.2976% 8/10/44 (b)(d)	623,936	182,446
Class E, 5.2976% 8/10/44 (b)(d)	773,957	75,473
Class F, 4.5% 8/10/44 (b)(h)	1,339,218	4,697
Series 2012-GCJ9:
Class D, 4.7683% 11/10/45 (b)(d)	1,584,184	1,429,703
Class E, 4.7683% 11/10/45 (b)(d)(h)	896,000	726,066
Series 2013-GC10 Class D, 4.6879% 2/10/46 (b)(d)	586,000	498,067
Series 2013-GC16:
Class C, 5.4607% 11/10/46 (d)	421,844	409,444
Class D, 5.4607% 11/10/46 (b)(d)	1,161,000	1,107,288
Class F, 3.5% 11/10/46 (b)	970,000	798,399
Series 2014-GC20 Class XA, 1.167% 4/10/47 (d)(p)	60,657,103	98,386
Series 2015-GC34 Class XA, 1.3558% 10/10/48 (d)(p)	15,373,763	305,883
Series 2016-GS2 Class D, 2.753% 5/10/49 (b)	703,000	539,819
Series 2016-GS4 Class C, 4.0777% 11/10/49 (d)	464,000	374,497
Series 2018-GS9 Class D, 3% 3/10/51 (b)	835,000	526,156
Series 2019-GC38 Class D, 3% 2/10/52 (b)	446,000	285,289
Series 2019-GC39 Class D, 3% 5/10/52 (b)	1,176,000	627,991
Series 2019-GC42:
Class C, 3.8168% 9/10/52 (d)	620,000	464,034
Class D, 2.8% 9/10/52 (b)	408,000	230,216
Series 2019-GS5 Class C, 4.299% 3/10/50 (d)(h)	1,155,000	761,338
Series 2020-GC45:
Class D, 2.85% 2/13/53 (b)	952,000	532,744
Class SWD, 3.3258% 12/13/39 (b)(d)	735,000	473,658
Series 2020-GC47 Class D, 3.569% 5/12/53 (b)(d)	336,000	202,373
Series 2021-RENT Class G, CME Term SOFR 1 Month Index + 5.810% 11.125% 11/21/35 (b)(d)(e)(h)	3,076,128	2,123,137
Gs Mtg Securities Corp. Trust 2023-Ship sequential payer Series 2023-SHIP:
Class D, 6.273% 9/15/38 (b)(d)	1,752,000	1,694,665
Class E, 7.6814% 9/15/38 (b)	2,191,000	2,118,241
Hilton U.S.A. Trust Series 2016-HHV:
Class E, 4.3333% 11/5/38 (b)(d)	6,256,000	5,623,431
Class F, 4.3333% 11/5/38 (b)(d)	2,893,000	2,560,074
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (b)	563,189	492,679
Class F, 4.101% 9/17/39 (b)	91,627	80,137
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (b)(d)	861,000	651,239
Series 2019-55HY Class F, 3.0409% 12/10/41 (b)(d)	693,000	460,362
ILPT Commercial Mortgage Trust floater Series 2022-LPF2:
Class D, CME Term SOFR 1 Month Index + 4.190% 9.5025% 10/15/39 (b)(d)(e)	1,113,000	1,101,798
Class E, CME Term SOFR 1 Month Index + 5.940% 11.2505% 10/15/39 (b)(d)(e)	1,000,000	989,838
IMT Trust Series 2017-APTS Class CFX, 3.6132% 6/15/34 (b)(d)	2,028,500	1,952,112
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (b)	1,064,000	961,356
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 10.3414% 8/15/39 (b)(d)(e)	1,087,000	1,085,635
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 7.7986% 8/15/39 (b)(d)(e)	27,660,000	27,677,299
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2022-NXSS Class D, CME Term SOFR 1 Month Index + 4.120% 9.4395% 9/15/39 (b)(d)(e)	1,653,000	1,648,835
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7157% 4/15/47 (d)(p)	4,596,443	8,854
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)(h)	194,000	146,237
Series 2014-C26 Class D, 4.0112% 1/15/48 (b)(d)	3,811,000	2,905,221
Series 2015-C30 Class XA, 0.5647% 7/15/48 (d)(p)	37,350,116	241,943
Series 2015-C32 Class C, 4.8049% 11/15/48 (d)(h)	1,942,000	1,313,706
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5159% 12/15/49 (b)(d)	1,251,000	813,451
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1878% 12/15/49 (d)(h)	603,000	417,893
Class D, 3.1878% 12/15/49 (b)(d)(h)	1,242,000	729,198
Series 2018-C8 Class D, 3.428% 6/15/51 (b)(d)(h)	406,000	241,436
Series 2019-COR6 Class D, 2.5% 11/13/52 (b)	567,000	304,989
Series 2020-COR7 Class D, 1.75% 5/13/53 (b)	714,000	340,001
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP Class E, CME Term SOFR 1 Month Index + 2.200% 7.518% 7/15/36 (b)(d)(e)	1,029,000	988,965
sequential payer Series 2019-OSB Class D, 3.9089% 6/5/39 (b)(d)	876,000	706,258
Series 2011-C3:
Class E, 5.7099% 2/15/46 (b)(d)(h)	1,156,000	482,137
Class G, 4.409% 2/15/46 (b)(d)	368,000	41,528
Class H, 4.409% 2/15/46 (b)(d)(h)	828,000	63,328
Class J, 4.409% 2/15/46 (b)(d)(h)	106,000	1,101
Series 2012-CBX:
Class E, 4.8459% 6/15/45 (b)(d)(h)	891,888	766,077
Class F, 4% 6/15/45 (b)(h)	1,124,000	432,740
Class G 4% 6/15/45 (b)(h)	1,233,000	339,075
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (d)	1,025,000	749,784
Class D, 4.3071% 4/15/46 (d)	1,638,000	1,015,968
Class F, 3.25% 4/15/46 (b)(d)(h)	1,851,000	194,575
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(d)(h)	945,000	2,367
Class E, 3.9314% 6/10/27 (b)(d)(h)	1,519,000	3,711
Series 2018-AON Class F, 4.767% 7/5/31 (b)(d)	743,000	184,821
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	8,593,000	7,769,623
Class CFX, 4.9498% 7/5/33 (b)	2,322,000	1,940,472
Class DFX, 5.3503% 7/5/33 (b)	4,241,000	3,459,367
Class EFX, 5.3635% 7/5/33 (b)(d)	4,886,000	3,912,182
Class XAFX, 1.2948% 7/5/33 (b)(d)(p)	35,039,000	691,828
Series 2019-OSB Class E, 3.9089% 6/5/39 (b)(d)	1,071,000	822,893
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (b)	723,000	566,664
Class FFX, 4.6254% 1/16/37 (b)	1,145,000	854,418
Class GFX, 4.6882% 1/16/37 (b)(d)	441,000	307,709
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, CME Term SOFR 1 Month Index + 2.190% 7.506% 5/15/36 (b)(d)(e)	3,938,000	3,859,285
KNDR Trust floater Series 2021-KIND Class F, CME Term SOFR 1 Month Index + 4.060% 9.3745% 8/15/38 (b)(d)(e)	1,970,757	1,803,820
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6057% 5/15/39 (b)(d)(e)	41,422,000	40,696,597
Class B, CME Term SOFR 1 Month Index + 1.790% 7.1044% 5/15/39 (b)(d)(e)	24,765,000	24,229,432
Class C, CME Term SOFR 1 Month Index + 2.090% 7.4036% 5/15/39 (b)(d)(e)	13,877,000	13,494,178
Class D, CME Term SOFR 1 Month Index + 2.540% 7.8524% 5/15/39 (b)(d)(e)	12,332,000	11,763,755
Class E, CME Term SOFR 1 Month Index + 3.240% 8.5505% 5/15/39 (b)(d)(e)	2,310,000	2,196,322
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, CME Term SOFR 1 Month Index + 0.810% 6.1245% 3/15/38 (b)(d)(e)	23,384,860	22,914,841
Class B, CME Term SOFR 1 Month Index + 0.990% 6.3045% 3/15/38 (b)(d)(e)	6,599,662	6,442,145
Class C, CME Term SOFR 1 Month Index + 1.210% 6.5245% 3/15/38 (b)(d)(e)	4,152,066	4,032,109
Class D, CME Term SOFR 1 Month Index + 1.510% 6.8245% 3/15/38 (b)(d)(e)	5,774,950	5,586,349
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1745% 3/15/38 (b)(d)(e)	5,045,586	4,855,461
Class F, CME Term SOFR 1 Month Index + 2.460% 7.7745% 3/15/38 (b)(d)(e)	2,510,506	2,390,688
Class G, CME Term SOFR 1 Month Index + 3.060% 8.3745% 3/15/38 (b)(d)(e)	6,564,275	6,220,085
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (b)(d)	819,000	210,531
MED Trust floater Series 2021-MDLN:
Class F, CME Term SOFR 1 Month Index + 4.110% 9.4245% 11/15/38 (b)(d)(e)	1,911,825	1,813,496
Class G, CME Term SOFR 1 Month Index + 5.360% 10.6745% 11/15/38 (b)(d)(e)	4,500,402	4,218,838
Merit floater Series 2021-STOR:
Class E, CME Term SOFR 1 Month Index + 1.860% 7.1755% 7/15/38 (b)(d)(e)	560,000	541,904
Class F, CME Term SOFR 1 Month Index + 2.310% 7.6255% 7/15/38 (b)(d)(e)	4,481,000	4,278,569
Class G, CME Term SOFR 1 Month Index + 2.860% 8.1755% 7/15/38 (b)(d)(e)	315,000	300,087
Class J, CME Term SOFR 1 Month Index + 4.060% 9.3755% 7/15/38 (b)(d)(e)	1,281,000	1,216,687
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (b)(d)	707,000	453,258
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, CME Term SOFR 1 Month Index + 2.710% 8.0254% 4/15/38 (b)(d)(e)	2,422,000	2,355,181
Class G, CME Term SOFR 1 Month Index + 3.310% 8.6254% 4/15/38 (b)(d)(e)	4,817,000	4,625,582
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 8.5697% 1/15/27 (b)(d)(e)	369,230	349,593
Class G, CME Term SOFR 1 Month Index + 3.950% 9.268% 1/15/27 (b)(d)(e)	1,101,861	1,046,743
Mira Trust 2023-Mile sequential payer Series 2023-MILE Class B, 7.2026% 6/10/38 (b)	867,000	851,311
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (b)(d)(h)	475,000	193,634
Class E, 3.5926% 2/10/42 (b)(d)(h)	349,000	126,518
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (h)	698,000	373,915
Series 2012-C6 Class D, 4.5743% 11/15/45 (b)(d)	1,469,000	1,224,238
Series 2012-C6, Class F, 4.5743% 11/15/45 (b)(d)(h)	693,000	426,325
Series 2013-C12 Class D, 5.096% 10/15/46 (b)(d)	1,299,000	1,077,156
Series 2013-C13:
Class D, 5.0391% 11/15/46 (b)(d)	1,747,000	1,639,051
Class E, 5.0391% 11/15/46 (b)(d)	785,081	703,379
Series 2013-C7 Class C, 4.1925% 2/15/46 (d)	188,145	173,088
Series 2013-C8 Class D, 4.2497% 12/15/48 (b)(d)	28,330	26,190
Series 2013-C9:
Class C, 3.8844% 5/15/46 (d)	920,000	753,647
Class D, 3.9724% 5/15/46 (b)(d)	1,700,000	1,325,141
Class E, 3.9724% 5/15/46 (b)(d)	722,000	507,696
Series 2014-C17 Class XA, 1.1881% 8/15/47 (d)(p)	57,115,196	184,813
Series 2015-C25 Class XA, 1.1795% 10/15/48 (d)(p)	24,751,545	342,121
Series 2016-C30:
Class C, 4.2249% 9/15/49 (d)	266,000	203,268
Class D, 3% 9/15/49 (b)	252,000	116,614
Series 2016-C31 Class C, 4.4029% 11/15/49 (d)	603,000	465,572
Series 2016-C32 Class C, 4.4143% 12/15/49 (d)	415,000	344,665
Series 2017-C33 Class D, 3.356% 5/15/50 (b)	947,000	642,037
Morgan Stanley Capital I Trust:
sequential payer:
Series 2017-HR2 Class A4, 3.587% 12/15/50	3,580,000	3,269,359
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	30,766,000	28,143,974
Series 2021-L5 Class A4, 2.728% 5/15/54	3,345,000	2,751,040
Series 2011-C2:
Class D, 5.385% 6/15/44 (b)(d)	1,014,131	919,222
Class F, 5.385% 6/15/44 (b)(d)(h)	748,000	289,678
Class XB, 0.499% 6/15/44 (b)(d)(p)	2,551,156	8,531
Series 2011-C3:
Class E, 5.1094% 7/15/49 (b)(d)	438,883	410,680
Class F, 5.1094% 7/15/49 (b)(d)	332,000	283,347
Class G, 5.1094% 7/15/49 (b)(d)(h)	1,123,200	799,847
Series 2012-C4 Class D, 5.3359% 3/15/45 (b)(d)	192,975	179,588
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(d)	418,000	274,410
Class F, 4.4382% 9/9/32 (b)(d)	734,000	389,094
Series 2015-MS1:
Class C, 4.1581% 5/15/48 (d)	468,000	407,660
Class D, 4.1581% 5/15/48 (b)(d)	1,371,000	1,034,789
Series 2016-BNK2:
Class C, 3% 11/15/49 (b)	1,456,000	956,908
Class D, 4.0139% 11/15/49 (d)	603,000	445,361
Series 2017-H1:
Class C, 4.281% 6/15/50	1,129,000	890,998
Class D, 2.546% 6/15/50 (b)	3,406,000	2,146,467
Series 2017-HR2 Class D, 2.73% 12/15/50	414,000	249,571
Series 2018-H4 Class A4, 4.31% 12/15/51	7,706,000	7,193,351
Series 2018-MP Class E, 4.4185% 7/11/40 (b)(d)	1,711,000	1,093,653
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(d)	4,445,000	3,918,632
Class C, 3.283% 11/10/36 (b)(d)	4,265,000	3,643,049
Series 2020-CNP Class D, 2.5085% 4/5/42 (b)(d)	462,000	280,575
Series 2020-HR8 Class D, 2.5% 7/15/53 (b)	756,000	404,732
Series 2020-L4, Class C, 3.536% 2/15/53	205,000	138,521
Series 2021-L6 Class XA, 1.328% 6/15/54 (d)(p)	26,601,413	1,533,438
MSCCG Trust floater sequential payer Series 2018-SELF Class F, CME Term SOFR 1 Month Index + 3.090% 8.408% 10/15/37 (b)(d)(e)	613,208	600,663
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(d)	311,000	200,885
MSWF Commercial Mortgage Trust sequential payer Series 2023-1:
Class A5, 5.752% 5/15/56	1,625,000	1,656,541
Class C, 6.9055% 5/15/56 (d)	1,083,000	980,881
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, CME Term SOFR 1 Month Index + 3.860% 9.175% 6/15/35 (b)(d)(e)	128,000	22,362
Series 2018-285M Class F, 3.9167% 11/15/32 (b)(d)	307,000	147,032
Series 2018-TECH Class F, PRIME RATE + 0.090% 8.5933% 11/15/34 (b)(d)(e)	245,000	226,352
Series 2019-10K:
Class E, 4.2724% 5/15/39 (b)(d)	1,321,000	1,026,514
Class F, 4.2724% 5/15/39 (b)(d)	1,374,000	1,018,222
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (b)(d)	735,000	574,893
Class AMZ3, 3.6167% 1/15/37 (b)(d)	336,000	229,208
NYT Mortgage Trust floater Series 2019-NYT Class F, CME Term SOFR 1 Month Index + 3.040% 8.358% 12/15/35 (b)(d)(e)(h)	1,385,000	671,412
OPG Trust floater Series 2021-PORT:
Class G, CME Term SOFR 1 Month Index + 2.510% 7.8235% 10/15/36 (b)(d)(e)	617,236	581,613
Class J, CME Term SOFR 1 Month Index + 3.460% 8.7715% 10/15/36 (b)(d)(e)	653,857	619,417
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, CME Term SOFR 1 Month Index + 3.460% 8.7755% 7/15/38 (b)(d)(e)(h)	986,000	767,879
Class NR, CME Term SOFR 1 Month Index + 6.110% 11.4255% 7/15/38 (b)(d)(e)(h)	280,000	205,947
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (b)	3,045,000	2,233,922
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, CME Term SOFR 1 Month Index + 1.910% 7.2285% 12/15/37 (b)(d)(e)	8,051,000	7,846,399
Class C, CME Term SOFR 1 Month Index + 2.460% 7.7191% 12/15/37 (b)(d)(e)	3,150,000	2,986,458
floater sequential payer Series 2021-9A Class A, CME Term SOFR 1 Month Index + 1.560% 6.8191% 12/15/37 (b)(d)(e)(h)	1,761,333	1,755,852
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)	800,415	804,930
Sfs Auto Receivables Securitiz sequential payer Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	9,462,000	9,455,906
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (b)(d)	1,360,000	992,491
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (b)(d)	2,364,000	2,051,706
Class G, 3.8518% 3/15/37 (b)(d)	860,000	736,011
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 8.011% 1/15/39 (b)(d)(e)	2,039,000	1,916,245
Class F, CME Term SOFR 1 Month Index + 3.350% 8.661% 1/15/39 (b)(d)(e)	1,617,000	1,495,323
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (b)(d)	1,113,000	657,236
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 7.3105% 2/15/39 (b)(d)(e)	7,618,000	7,173,759
Class C, CME Term SOFR 1 Month Index + 2.650% 7.9605% 2/15/39 (b)(d)(e)	3,962,000	3,696,646
SREIT Trust floater:
Series 2021-FLWR Class A, CME Term SOFR 1 Month Index + 0.690% 6.001% 7/15/36 (b)(d)(e)	4,344,000	4,245,837
Series 2021-IND Class G, CME Term SOFR 1 Month Index + 3.380% 8.6903% 10/15/38 (b)(d)(e)	1,487,000	1,385,471
Series 2021-MFP:
Class A, CME Term SOFR 1 Month Index + 0.840% 6.1558% 11/15/38 (b)(d)(e)	29,791,000	29,192,901
Class B, CME Term SOFR 1 Month Index + 1.190% 6.5048% 11/15/38 (b)(d)(e)	17,063,000	16,739,375
Class C, CME Term SOFR 1 Month Index + 1.440% 6.754% 11/15/38 (b)(d)(e)	10,597,000	10,337,723
Class D, CME Term SOFR 1 Month Index + 1.690% 7.0032% 11/15/38 (b)(d)(e)	6,964,000	6,771,259
Class E, CME Term SOFR 1 Month Index + 2.140% 7.4518% 11/15/38 (b)(d)(e)	2,289,000	2,237,669
Class F, CME Term SOFR 1 Month Index + 2.730% 8.0499% 11/15/38 (b)(d)(e)	976,000	936,817
Class G, CME Term SOFR 1 Month Index + 3.080% 8.3988% 11/15/38 (b)(d)(e)	4,308,000	4,091,824
Series 2021-MFP2:
Class G, CME Term SOFR 1 Month Index + 3.080% 8.392% 11/15/36 (b)(d)(e)	1,090,000	1,029,919
Class J, CME Term SOFR 1 Month Index + 4.020% 9.34% 11/15/36 (b)(d)(e)	3,205,000	3,057,441
Series 2021-PALM Class G, CME Term SOFR 1 Month Index + 3.730% 9.0406% 10/15/34 (b)(d)(e)	798,000	756,092
STWD Trust floater sequential payer Series 2021-LIH:
Class E, CME Term SOFR 1 Month Index + 2.950% 8.26% 11/15/36 (b)(d)(e)	2,268,000	2,152,876
Class F, CME Term SOFR 1 Month Index + 3.590% 8.908% 11/15/36 (b)(d)(e)	1,567,000	1,468,368
Class G, CME Term SOFR 1 Month Index + 4.240% 9.557% 11/15/36 (b)(d)(e)	525,000	489,595
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (b)(d)	185,000	110,477
TPGI Trust floater Series 2021-DGWD:
Class E, CME Term SOFR 1 Month Index + 2.460% 7.7745% 6/15/26 (b)(d)(e)	2,060,536	1,967,414
Class G, CME Term SOFR 1 Month Index + 3.960% 9.2745% 6/15/26 (b)(d)(e)	385,092	370,146
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (b)	2,499,000	2,476,738
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C9 Class A4, 4.117% 3/15/51	2,000,000	1,852,501
Series 2012-C1:
Class E, 5% 5/10/45 (b)(d)(h)	446,067	301,011
Class F, 5% 5/10/45 (b)(d)(h)	762,700	36,508
Series 2017-C7 Class XA, 1.1548% 12/15/50 (d)(p)	45,467,238	1,454,465
Series 2018-C8 Class C, 4.8408% 2/15/51 (d)	336,000	271,600
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(d)	746,000	602,507
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (b)(d)	110,000	93,309
Class E, 4.3793% 6/10/30 (b)(d)(h)	849,000	600,773
VASA Trust:
floater Series 2021-VASA Class G, CME Term SOFR 1 Month Index + 5.110% 10.4255% 7/15/39 (b)(d)(e)	315,000	133,805
floater sequential payer Series 2021-VASA Class F, CME Term SOFR 1 Month Index + 4.010% 9.3255% 7/15/39 (b)(d)(e)	1,383,000	729,735
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	25,554,000	19,938,036
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	1,600,000	1,235,013
Class X, 0.5162% 10/10/42 (b)(d)(p)	35,000,000	860,633
VMC Finance Ltd. floater Series 2021-HT1 Class B, CME Term SOFR 1 Month Index + 4.610% 9.9264% 1/18/37 (b)(d)(e)	4,431,000	4,168,257
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, CME Term SOFR 1 Month Index + 1.310% 6.6255% 5/15/31 (b)(d)(e)	17,572,000	16,818,581
Series 2021-SAVE:
Class D, CME Term SOFR 1 Month Index + 2.610% 7.9255% 2/15/40 (b)(d)(e)	318,566	284,932
Class E, CME Term SOFR 1 Month Index + 3.760% 9.0755% 2/15/40 (b)(d)(e)	226,609	198,761
sequential payer:
Series 2020-C57 Class D, 2.5% 8/15/53 (b)	1,034,000	584,802
Series 2020-C58 Class A4, 2.092% 7/15/53	2,055,000	1,626,273
Series 2021-C61 Class A4, 2.658% 11/15/54	1,095,000	896,198
Series 20XX-C60 Class A4, 2.342% 8/15/54	2,113,000	1,677,328
Series 2015-C31 Class XA, 1.1045% 11/15/48 (d)(p)	20,067,693	315,508
Series 2015-NXS4 Class D, 3.8412% 12/15/48 (d)	861,000	714,918
Series 2016-BNK1:
Class C, 3.071% 8/15/49	446,000	249,027
Class D, 3% 8/15/49 (b)(h)	487,000	228,043
Series 2016-C34 Class XA, 2.2288% 6/15/49 (d)(p)	16,518,493	555,552
Series 2016-LC25 Class C, 4.4808% 12/15/59 (d)	575,000	484,234
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)	1,337,000	949,095
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)	595,000	270,406
Series 2018-C43 Class C, 4.514% 3/15/51	401,000	327,970
Series 2018-C44 Class D, 3% 5/15/51 (b)	2,676,000	1,612,313
Series 2018-C46 Class XA, 1.0822% 8/15/51 (d)(p)	42,712,726	1,033,520
Series 2018-C48 Class A5, 4.302% 1/15/52	6,748,000	6,324,400
Series 2019-C49 Class C, 4.866% 3/15/52 (d)	2,887,000	2,373,634
Wells Fargo Commercial Mtg Trust 3.514% 10/15/52	1,142,000	878,579
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (d)(h)	372,000	12,977
Series 2011-C3 Class D, 6.0497% 3/15/44 (b)(d)(h)	439,833	136,898
Series 2011-C4:
Class D, 4.9927% 6/15/44 (b)(d)	474,000	388,534
Class E, 4.9927% 6/15/44 (b)(d)	335,432	230,804
Series 2013-C11:
Class D, 4.1349% 3/15/45 (b)(d)	801,251	561,212
Class E, 4.1349% 3/15/45 (b)(d)(h)	1,774,872	934,165
Series 2013-C13 Class D, 4.1787% 5/15/45 (b)(d)(h)	580,000	480,234
Series 2013-C16 Class D, 5.0691% 9/15/46 (b)(d)	211,000	178,343
Series 2013-UBS1 Class D, 5.2071% 3/15/46 (b)(d)	830,625	802,418
Series 2014-C21 Class XA, 1.147% 8/15/47 (d)(p)	43,180,935	317,030
Series 2014-C24 Class XA, 0.9821% 11/15/47 (d)(p)	17,567,683	107,393
Series 2014-LC14 Class XA, 1.3973% 3/15/47 (d)(p)	23,070,421	10,506
WFCM:
Series 2022-C62:
Class C, 4.3509% 4/15/55 (d)	1,923,000	1,412,871
Class D, 2.5% 4/15/55 (b)	1,365,000	631,954
Series 2022-C62, Class A4, 4% 4/15/55	1,461,000	1,306,448
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (b)(d)(h)	348,000	124,365
Class F, 3.7154% 11/10/36 (b)(d)(h)	1,960,000	573,738
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (b)(d)	528,000	424,813
Class PR2, 3.6332% 6/5/35 (b)(d)	1,378,000	1,056,345
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,881,488,818)		1,767,577,334

Municipal Securities - 0.3%
	Principal Amount (a)	Value ($)
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	40,165,000	38,972,075
Series 2010-1, 6.63% 2/1/35	7,024,615	7,250,950
Series 2010-3:
6.725% 4/1/35	10,472,308	10,861,175
7.35% 7/1/35	4,457,143	4,751,500
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	27,425,000	29,363,657
TOTAL MUNICIPAL SECURITIES (Cost $96,486,131)		91,199,357

Foreign Government and Government Agency Obligations - 1.3%
		Principal Amount (a)	Value ($)
Abu Dhabi National Energy Co. PJSC 4.375% 1/24/29 (b)		880,000	853,600
Angola Republic:
8.25% 5/9/28 (b)		1,370,000	1,195,599
8.75% 4/14/32 (b)		795,000	651,924
9.375% 5/8/48 (b)		580,000	441,890
9.5% 11/12/25 (b)		2,245,000	2,204,298
Arab Republic of Egypt:
7.0529% 1/15/32 (b)		45,000	25,555
7.5% 1/31/27 (b)		2,427,000	1,740,232
7.5% 2/16/61 (b)		1,925,000	963,905
7.6003% 3/1/29 (b)		1,065,000	683,048
7.903% 2/21/48 (b)		1,141,000	576,502
8.5% 1/31/47 (b)		1,586,000	837,678
8.7002% 3/1/49 (b)		1,420,000	748,084
Argentine Republic:
0.75% 7/9/30 (f)		16,860,686	5,661,650
1% 7/9/29		1,948,999	630,014
3.5% 7/9/41 (f)		3,050,000	935,435
3.625% 7/9/35 (f)		9,948,323	2,922,220
4.25% 1/9/38 (f)		5,332,281	1,862,086
Bahamian Republic 6% 11/21/28 (b)		835,000	681,744
Bahrain Kingdom 5.625% 5/18/34 (b)		490,000	429,892
Bank Gospodarstwa Krajowego 5.375% 5/22/33 (b)		530,000	518,075
Barbados Government 6.5% 10/1/29 (b)		1,530,000	1,424,858
Bermuda Government:
2.375% 8/20/30 (b)		185,000	151,443
3.375% 8/20/50 (b)		430,000	285,081
3.717% 1/25/27 (b)		1,720,000	1,625,194
4.75% 2/15/29 (b)		965,000	930,154
5% 7/15/32 (b)		490,000	469,606
Brazilian Federative Republic:
3.875% 6/12/30		2,310,000	2,044,442
6% 10/20/33		950,000	924,350
7.125% 1/20/37		1,550,000	1,620,851
8.25% 1/20/34		2,809,000	3,159,760
Buenos Aires Province 5.25% 9/1/37 (b)(f)		1,745,000	663,100
Cameroon Republic 9.5% 11/19/25 (b)		1,180,000	1,137,426
Chilean Republic:
2.45% 1/31/31		3,505,000	2,975,430
2.75% 1/31/27		790,000	733,863
3.1% 1/22/61		2,425,000	1,527,435
3.5% 1/31/34		520,000	449,644
4% 1/31/52		455,000	359,459
4.34% 3/7/42		665,000	571,568
5.33% 1/5/54		1,440,000	1,387,440
Colombian Republic:
3% 1/30/30		2,720,000	2,158,184
3.125% 4/15/31		1,455,000	1,120,350
3.25% 4/22/32		745,000	558,698
4.125% 5/15/51		600,000	360,300
5% 6/15/45		2,520,000	1,771,157
5.2% 5/15/49		1,660,000	1,167,129
6.125% 1/18/41		105,000	86,704
7.375% 9/18/37		380,000	367,760
7.5% 2/2/34		630,000	624,884
8% 4/20/33		625,000	646,138
Costa Rican Republic:
5.625% 4/30/43 (b)		680,000	589,295
6.125% 2/19/31 (b)		1,255,000	1,249,792
6.55% 4/3/34 (b)		575,000	578,416
7% 4/4/44 (b)		350,000	345,839
Democratic Socialist Republic of Sri Lanka:
6.2% (b)(c)		635,000	285,159
6.825% (b)(c)		795,000	371,483
7.55% (b)(c)		615,000	275,360
7.85% (b)(c)		1,345,000	603,434
Dominican Republic:
4.5% 1/30/30 (b)		1,355,000	1,178,294
4.875% 9/23/32 (b)		2,060,000	1,742,163
5.875% 1/30/60 (b)		1,035,000	793,545
5.95% 1/25/27 (b)		1,181,000	1,153,872
6% 7/19/28 (b)		1,011,000	975,585
6.4% 6/5/49 (b)		425,000	355,028
6.5% 2/15/48 (b)		635,000	542,411
6.85% 1/27/45 (b)		1,143,000	1,021,545
6.875% 1/29/26 (b)		2,522,000	2,532,138
7.05% 2/3/31 (b)		1,020,000	1,011,891
7.45% 4/30/44 (b)		794,000	762,685
Ecuador Republic:
3.5% 7/31/35 (b)(f)		1,850,000	677,119
6% 7/31/30 (b)(f)		3,355,000	1,633,482
El Salvador Republic:
6.375% 1/18/27 (b)		195,000	151,714
7.1246% 1/20/50 (b)		750,000	496,973
7.625% 2/1/41 (b)		230,000	156,770
Emirate of Abu Dhabi:
3% 9/15/51 (b)		1,220,000	826,709
3.125% 9/30/49 (b)		5,230,000	3,647,716
3.875% 4/16/50 (b)		18,260,000	14,654,928
Emirate of Dubai:
3.9% 9/9/50 (Reg. S)		2,050,000	1,452,282
5.25% 1/30/43 (Reg. S)		890,000	808,369
Gabonese Republic 7% 11/24/31 (b)		1,245,000	897,757
Georgia Republic 2.75% 4/22/26 (b)		1,280,000	1,146,611
German Federal Republic:
0% 10/10/25 (Reg. S)	EUR	15,400,000	15,720,830
0% 10/9/26 (Reg. S)	EUR	23,000,000	22,979,762
0% 5/15/35 (Reg. S) (j)	EUR	22,300,000	18,067,950
1% 5/15/38(Reg. S)	EUR	1,745,000	1,524,114
2.1% 11/15/29(Reg. S)	EUR	10,720,000	11,405,487
Ghana Republic:
7.75% (b)(c)		1,500,000	642,705
8.627% (b)(c)		525,000	216,862
10.75% 10/14/30 (b)		1,600,000	1,086,800
Guatemalan Republic:
4.875% 2/13/28 (b)		305,000	289,393
4.9% 6/1/30 (b)		590,000	551,314
6.125% 6/1/50 (b)		615,000	560,222
6.6% 6/13/36 (b)		645,000	646,613
Hungarian Republic:
2.125% 9/22/31 (b)		530,000	407,390
3.125% 9/21/51 (b)		960,000	578,602
5.25% 6/16/29 (b)		755,000	737,695
5.5% 6/16/34 (b)		790,000	748,833
6.125% 5/22/28 (b)		610,000	617,631
6.25% 9/22/32 (b)		615,000	619,397
Indonesian Republic:
3.2% 9/23/61		930,000	602,770
3.5% 2/14/50		1,165,000	859,257
3.85% 10/15/30		855,000	790,413
4.1% 4/24/28		1,305,000	1,246,158
4.2% 10/15/50		44,910,000	37,290,569
4.35% 1/11/48		1,225,000	1,048,723
4.4% 6/6/27 (b)		890,000	867,083
5.125% 1/15/45 (b)		2,740,000	2,654,868
5.25% 1/17/42 (b)		660,000	652,694
5.95% 1/8/46 (b)		985,000	1,037,629
6.75% 1/15/44 (b)		690,000	788,808
7.75% 1/17/38 (b)		2,648,000	3,244,012
8.5% 10/12/35 (b)		2,680,000	3,403,654
Islamic Republic of Pakistan:
6% 4/8/26 (b)		1,770,000	910,754
6.875% 12/5/27 (b)		740,000	372,131
Israeli State 3.375% 1/15/50		1,960,000	1,384,669
Ivory Coast:
6.125% 6/15/33 (b)		2,490,000	2,121,281
6.375% 3/3/28 (b)		2,920,000	2,749,618
Jamaican Government:
6.75% 4/28/28		495,000	510,741
7.875% 7/28/45		430,000	488,192
Jordanian Kingdom:
4.95% 7/7/25 (b)		1,535,000	1,490,761
7.375% 10/10/47 (b)		290,000	252,941
7.5% 1/13/29 (b)		355,000	357,613
7.75% 1/15/28 (b)		825,000	843,554
Kingdom of Saudi Arabia:
2.25% 2/2/33 (b)		1,835,000	1,452,292
3.25% 10/22/30 (b)		10,790,000	9,684,672
3.45% 2/2/61 (b)		3,085,000	2,040,542
3.625% 3/4/28 (b)		785,000	740,734
3.75% 1/21/55 (b)		1,250,000	892,638
4.5% 10/26/46 (b)		1,665,000	1,402,246
4.5% 4/22/60 (b)		7,675,000	6,318,214
4.625% 10/4/47 (b)		1,355,000	1,148,146
5% 1/18/53 (b)		1,010,000	896,133
Lebanese Republic:
5.8% (c)		1,814,000	141,365
6.375% (c)		1,956,000	153,644
Moroccan Kingdom 6.5% 9/8/33 (b)		1,385,000	1,388,199
Panamanian Republic:
2.252% 9/29/32		1,065,000	807,707
3.298% 1/19/33		1,135,000	933,469
3.87% 7/23/60		1,530,000	978,435
4.5% 5/15/47		645,000	494,767
4.5% 4/16/50		2,015,000	1,503,774
6.4% 2/14/35		1,335,000	1,369,323
6.853% 3/28/54		525,000	536,492
Peruvian Republic:
2.783% 1/23/31		1,535,000	1,299,899
3% 1/15/34		1,130,000	917,300
3.3% 3/11/41		1,285,000	953,740
Philippine Republic:
2.65% 12/10/45		1,055,000	682,986
2.95% 5/5/45		430,000	296,433
5% 7/17/33		570,000	569,373
5.5% 1/17/48		505,000	508,399
5.609% 4/13/33		825,000	857,423
5.95% 10/13/47		1,320,000	1,396,151
Polish Government:
5.5% 4/4/53		585,000	568,292
5.75% 11/16/32		1,150,000	1,194,655
Provincia de Cordoba:
6.875% 12/10/25 (b)		1,747,076	1,450,073
6.99% 6/1/27 (b)		1,110,721	868,240
Republic of Armenia 3.6% 2/2/31 (b)		1,605,000	1,262,268
Republic of Kenya:
6.3% 1/23/34 (b)		515,000	371,459
6.875% 6/24/24 (b)		495,000	467,968
7% 5/22/27 (b)		950,000	840,788
7.25% 2/28/28 (b)		290,000	245,447
8% 5/22/32 (b)		350,000	288,992
Republic of Nigeria:
6.125% 9/28/28 (b)		2,730,000	2,251,295
6.5% 11/28/27 (b)		600,000	514,092
7.143% 2/23/30 (b)		1,650,000	1,342,028
7.625% 11/21/25 (b)		1,505,000	1,428,787
7.696% 2/23/38 (b)		760,000	550,666
Republic of Paraguay:
2.739% 1/29/33 (b)		595,000	467,860
4.95% 4/28/31 (b)		1,525,000	1,439,432
5.4% 3/30/50 (b)		530,000	442,248
Republic of Senegal 6.25% 5/23/33 (b)		940,000	767,519
Republic of Serbia 2.125% 12/1/30 (b)		2,110,000	1,600,541
Republic of Uzbekistan:
3.7% 11/25/30 (b)		725,000	582,298
3.9% 10/19/31 (b)		1,045,000	838,195
Republic of Zambia 8.97% (b)(c)		985,000	510,929
Romanian Republic:
3% 2/27/27 (b)		1,206,000	1,103,659
3% 2/14/31 (b)		2,111,000	1,740,224
3.625% 3/27/32 (b)		1,206,000	1,009,543
4% 2/14/51 (b)		1,215,000	828,752
6.625% 2/17/28 (b)		610,000	629,801
Rwanda Republic 5.5% 8/9/31 (b)		1,545,000	1,188,182
South African Republic:
4.85% 9/27/27		760,000	709,969
4.85% 9/30/29		620,000	545,594
5% 10/12/46		1,065,000	702,197
5.65% 9/27/47		505,000	358,136
5.75% 9/30/49		1,705,000	1,204,872
5.875% 4/20/32		1,065,000	940,480
State of Qatar:
3.75% 4/16/30 (b)		3,905,000	3,691,553
4% 3/14/29 (b)		1,035,000	997,771
4.4% 4/16/50 (b)		32,665,000	28,721,681
4.625% 6/2/46 (b)		2,035,000	1,864,487
4.817% 3/14/49 (b)		1,980,000	1,844,370
5.103% 4/23/48 (b)		2,400,000	2,300,760
9.75% 6/15/30 (b)		722,000	928,080
Sultanate of Oman:
5.625% 1/17/28 (b)		3,575,000	3,529,455
6% 8/1/29 (b)		1,185,000	1,191,281
6.25% 1/25/31 (b)		895,000	904,693
6.5% 3/8/47 (b)		325,000	304,493
6.75% 1/17/48 (b)		3,039,000	2,933,425
7% 1/25/51 (b)		185,000	183,254
Turkish Republic:
4.25% 4/14/26		2,845,000	2,618,083
4.75% 1/26/26		2,780,000	2,607,334
4.875% 10/9/26		1,840,000	1,695,302
4.875% 4/16/43		2,105,000	1,394,794
5.125% 2/17/28		1,395,000	1,253,966
5.25% 3/13/30		505,000	427,048
5.75% 5/11/47		1,443,000	1,023,376
6% 3/25/27		440,000	413,543
6% 1/14/41		1,230,000	945,009
6.125% 10/24/28		945,000	870,156
6.625% 2/17/45		1,020,000	816,847
9.125% 7/13/30		1,120,000	1,140,373
9.375% 3/14/29		1,385,000	1,434,929
9.375% 1/19/33		2,745,000	2,857,847
9.875% 1/15/28		3,115,000	3,290,717
Ukraine Government:
6.876% 5/21/31 (b)		455,000	119,438
7.253% 3/15/35 (b)		1,570,000	415,956
7.375% 9/25/34 (b)		780,000	204,750
7.75% 9/1/24 (b)		2,254,000	750,582
7.75% 9/1/25 (b)		2,985,000	955,200
7.75% 9/1/26 (b)		3,955,000	1,137,063
7.75% 9/1/28 (b)		575,000	163,875
7.75% 9/1/29 (b)		270,000	76,950
7.75% 8/1/41 (b)(d)		975,000	443,625
United Kingdom, Great Britain and Northern Ireland:
1% 4/22/24(Reg. S)	GBP	8,710,000	10,753,291
2.25% 9/7/23	GBP	940,000	1,190,066
United Mexican States:
2.659% 5/24/31		1,235,000	1,022,531
3.25% 4/16/30		1,660,000	1,469,581
3.5% 2/12/34		1,565,000	1,297,479
3.75% 1/11/28		1,515,000	1,433,281
3.75% 4/19/71		2,225,000	1,421,775
3.771% 5/24/61		800,000	524,960
4.5% 4/22/29		905,000	873,244
4.875% 5/19/33		895,000	845,838
5.75% 10/12/2110		2,265,000	1,980,924
6.05% 1/11/40		1,810,000	1,805,584
6.338% 5/4/53		860,000	857,420
6.35% 2/9/35		1,240,000	1,282,805
Uruguay Republic 5.1% 6/18/50		1,810,000	1,745,582
Venezuelan Republic:
9.25% (c)		7,846,000	764,985
11.95% (Reg. S) (c)		1,641,700	168,252
12.75% (c)		350,400	35,916
Vietnamese Socialist Republic 5.5% 3/12/28		3,410,550	3,253,801
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $492,888,854)			422,954,055

Supranational Obligations - 0.0%
		Principal Amount (a)	Value ($)
European Union:
0% 10/4/28 (Reg. S)	EUR	1,000,000	932,174
2.75% 10/5/26 (Reg. S)	EUR	8,700,000	9,324,337
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $10,270,466)			10,256,511

Common Stocks - 0.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
New Cineworld Ltd. (h)	109,610	2,192,200
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (h)(t)	1	0
TOTAL COMMUNICATION SERVICES		2,192,200
CONSUMER DISCRETIONARY - 0.0%
Automobile Components - 0.0%
Aptiv PLC (t)	22,300	2,262,335
Hotels, Restaurants & Leisure - 0.0%
CEC Entertainment, Inc. (h)(t)	65,301	1,092,486
Specialty Retail - 0.0%
David's Bridal, Inc. rights (h)(t)	518	0
TOTAL CONSUMER DISCRETIONARY		3,354,821
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
California Resources Corp.	139,844	7,808,889
California Resources Corp. warrants 10/27/24 (t)	6,440	136,528
Chesapeake Energy Corp.	91,908	8,107,205
Chesapeake Energy Corp. (g)(t)	619	54,602
Denbury, Inc. (t)	27,041	2,476,415
EP Energy Corp. (h)(t)	6,556	39,795
Mesquite Energy, Inc. (h)(t)	113,725	9,712,125
New Fortress Energy, Inc.	122,600	3,805,504
Nostrum Oil & Gas LP warrants (h)(t)	124,189	1
		32,141,064
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (h)(t)	8,987	837,409
Carnelian Point Holdings LP warrants (h)(t)	1,766	5,157
Lime Tree Bay Ltd. (h)(t)	809	31,939
		874,505
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Centene Corp. (t)	47,600	2,934,540
INDUSTRIALS - 0.0%
Electrical Equipment - 0.0%
Regal Rexnord Corp.	16,400	2,659,916
Machinery - 0.0%
TNT Crane & Rigging LLC (h)(t)	83,132	604,370
TNT Crane & Rigging LLC warrants 10/31/25 (h)(t)	3,648	146
		604,516
TOTAL INDUSTRIALS		3,264,432
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Coherent Corp. (t)	60,100	2,261,563
IT Services - 0.0%
GTT Communications, Inc. (h)	80,353	998,788
TOTAL INFORMATION TECHNOLOGY		3,260,351
UTILITIES - 0.1%
Electric Utilities - 0.1%
TexGen Power LLC (h)(t)	88,700	3,516,955
TOTAL COMMON STOCKS (Cost $34,810,207)		51,538,868

Preferred Stocks - 0.0%
	Shares	Value ($)
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%	20,725	500,094

Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
ACNR Holdings, Inc. (h)(t)	5,145	2,892,056

Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (d)	66,700	1,597,465
Arbor Realty Trust, Inc. Series F, 6.25% (d)	40,700	844,525
Dynex Capital, Inc. Series C 6.90% (d)	20,200	479,750
Franklin BSP Realty Trust, Inc. 7.50%	34,000	700,740
MFA Financial, Inc. Series B, 7.50%	24,975	513,736
		4,136,216
TOTAL FINANCIALS		7,028,272

REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%	1,166	18,679
Series C, 6.50%	26,075	328,308
DiamondRock Hospitality Co. 8.25%	12,600	319,410
National Storage Affiliates Trust Series A, 6.00%	12,600	295,596
Rexford Industrial Realty, Inc. Series B, 5.875%	30,100	669,725
Spirit Realty Capital, Inc. Series A, 6.00%	18,100	393,494
		2,025,212
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%	22,855	493,439
Series I, 7.15%	30,500	661,545
		1,154,984
TOTAL REAL ESTATE		3,180,196

TOTAL NONCONVERTIBLE PREFERRED STOCKS		10,208,468
TOTAL PREFERRED STOCKS (Cost $9,265,627)		10,708,562

Bank Loan Obligations - 6.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.2%
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.808% 8/15/28 (d)(e)(u)	18,425,610	16,087,953
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 10.0379% 11/1/24 (d)(e)(u)	6,210,013	5,433,761
3 month U.S. LIBOR + 8.250% 13.981% 11/1/25 (d)(e)(u)	3,586,000	2,546,060
Cablevision Lightpath LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.675% 11/30/27 (d)(e)(u)	1,238,988	1,210,851
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8311% 12/12/26 (d)(e)(u)	1,999,778	1,993,219
Consolidated Communications, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/2/27 (d)(e)(u)	1,529,230	1,318,961
Frontier Communications Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1831% 5/1/28 (d)(e)(u)	10,149,512	9,853,451
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4311% 12/30/27 (d)(e)(u)	4,124,372	3,428,384
Level 3 Financing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 3/1/27 (d)(e)(u)	4,733,811	4,480,126
Lumen Technologies, Inc. Tranche A 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 1/31/25 (d)(e)(u)	1,660,000	1,505,935
Northwest Fiber LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1798% 4/30/27 (d)(e)(u)	5,298,111	5,136,942
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1174% 8/1/29 (d)(e)(u)	6,200,072	5,313,462
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6811% 9/21/27 (d)(e)(u)	4,355,918	4,143,567
Zayo Group Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4455% 3/9/27 (d)(e)(u)	13,769,224	10,987,427
CME Term SOFR 1 Month Index + 4.320% 9.6561% 3/9/27 (d)(e)(u)	1,061,563	848,985
		74,289,084
Entertainment - 0.1%
Allen Media LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8919% 2/10/27 (d)(e)(u)	8,156,455	7,066,997
AP Core Holdings II LLC:
Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9455% 9/1/27 (d)(e)(u)	1,314,000	1,284,842
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9455% 9/1/27 (d)(e)(u)	3,520,000	3,414,400
Crown Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.3811% 7/31/28 (d)(e)(u)	2,359,660	2,372,190
ECL Entertainment LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 8/16/30 (e)(u)(v)	1,395,000	1,398,488
Sweetwater Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 8/5/28 (d)(e)(u)	4,070,267	3,958,335
		19,495,252
Media - 0.2%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0382% 10/28/27 (d)(e)(u)	2,992,909	2,861,430
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.308% 10/31/27 (d)(e)(u)	3,708,908	3,495,646
Charter Communication Operating LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1155% 2/1/27 (d)(e)(u)	15,524,636	15,445,150
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 7.675% 1/31/28 (d)(e)(u)	6,532,000	6,389,145
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.425% 10/15/29 (d)(e)(u)	1,415,000	1,391,412
CSC Holdings LLC:
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.925% 4/15/27 (d)(e)(u)	4,061,124	3,670,241
Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8105% 1/18/28 (d)(e)(u)	7,862,528	7,403,906
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4181% 8/24/26 (d)(e)(u)	4,540,543	2,837,839
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% 8/24/26 (c)(d)(e)(u)	17,220,968	415,198
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4455% 8/2/27 (d)(e)(u)	2,548,701	2,516,256
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4181% 12/1/28 (d)(e)(u)	7,662,158	7,365,249
Gray Television, Inc. Tranche D 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4326% 12/1/28 (d)(e)(u)	1,777,444	1,755,546
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.175% 9/25/28 (d)(e)(u)	960,000	941,760
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 1/28/29 (d)(e)(u)	1,486,188	1,478,757
Nexstar Media, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 9/19/26 (d)(e)(u)	3,717,523	3,722,505
Sinclair Television Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 9/30/26 (d)(e)(u)	2,122,313	1,903,884
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.5035% 8/14/26 (d)(e)(u)	2,669,832	2,669,271
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 6/24/29 (d)(e)(u)	1,212,750	1,207,062
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6955% 3/24/26 (d)(e)(u)	3,540,550	3,540,550
1 month U.S. LIBOR + 3.250% 8.6955% 1/31/29 (d)(e)(u)	4,775,769	4,710,102
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.925% 1/31/28 (d)(e)(u)	3,356,000	3,260,354
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3106% 3/6/31 (d)(e)(u)	2,095,000	2,068,435
		81,049,698
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6826% 4/27/27 (d)(e)(u)	2,500,000	2,504,175
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4326% 4/27/27 (d)(e)(u)	1,358,322	1,359,599
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.7719% 2/1/29 (d)(e)(u)	19,706,511	19,695,673
SBA Senior Finance II, LLC Tranche B, term loan 3 month U.S. LIBOR + 1.750% 7.19% 4/11/25 (d)(e)(u)	912,047	912,102
		24,471,549
TOTAL COMMUNICATION SERVICES		199,305,583
CONSUMER DISCRETIONARY - 1.5%
Automobile Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 3/5/28 (d)(e)(u)	2,730,623	2,575,660
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 4/20/30 (d)(e)(u)	4,685,000	4,671,835
Novae LLC 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3383% 12/22/28 (d)(e)(u)	1,945,375	1,750,838
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8803% 12/17/28 (d)(e)(u)	2,862,320	2,266,414
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1811% 1/26/29 (d)(e)(u)	1,214,625	991,948
Rough Country LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0035% 7/28/28 (d)(e)(u)	852,375	823,181
Truck Hero, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 1/29/28 (d)(e)(u)	2,912,950	2,816,677
		15,896,553
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.000% 7.4311% 5/23/27 (d)(e)(u)	1,281,793	1,271,859
CME Term SOFR 1 Month Index + 3.500% 8.8311% 12/13/29 (d)(e)(u)	2,987,425	2,988,052
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9295% 6/3/28 (d)(e)(u)	6,604,323	6,229,131
HarbourVest Partners LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.2419% 4/20/30 (d)(e)(u)	3,872,112	3,868,899
		14,357,941
Broadline Retail - 0.2%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/5/28 (d)(e)(u)	61,663,817	61,413,461
Cmg Media Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.8419% 12/17/26 (d)(e)(u)	9,127,514	8,460,110
CNT Holdings I Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.7995% 11/8/27 (d)(e)(u)	3,430,316	3,422,975
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 3/3/30 (d)(e)(u)	3,072,709	3,059,281
		76,355,827
Distributors - 0.1%
Aip Rd Buyer Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3311% 12/23/28 (d)(e)(u)	4,030,000	4,004,813
BCPE Empire Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 12/10/28 (d)(e)(u)	7,216,101	7,211,050
Gloves Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/6/28 (d)(e)(u)	1,231,646	1,190,078
Windsor Holdings III, LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8181% 8/1/30 (d)(e)(u)	3,890,000	3,873,001
		16,278,942
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/12/28 (d)(e)(u)	1,306,406	1,306,001
AI Aqua Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.0625% 7/30/28 (d)(e)(u)	6,332,825	6,306,797
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 10.4341% 7/30/26 (d)(e)(u)	4,606,258	4,623,531
KUEHG Corp. 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.2419% 6/12/30 (d)(e)(u)	12,110,000	12,112,180
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1303% 8/11/28 (d)(e)(u)	2,250,000	2,245,320
Ring Container Technologies Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 8/12/28 (d)(e)(u)	2,142,375	2,140,768
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9224% 1/15/27 (d)(e)(u)	1,620,000	1,574,770
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.2303% 3/4/28 (d)(e)(u)	25,300,980	21,126,318
		51,435,685
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6664% 2/7/29 (d)(e)(u)	4,181,828	4,087,737
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 8/17/28 (d)(e)(u)	4,298,223	4,300,931
Aramark Services, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 6/22/30 (d)(e)(u)	2,251,057	2,245,429
Tranche B-4 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 1/15/27 (d)(e)(u)	2,289,288	2,282,145
Arcis Golf LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 11/24/28 (d)(e)(u)	2,284,417	2,278,706
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 11/24/28 (e)(u)(v)	132,000	131,670
Bally's Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.8378% 10/1/28 (d)(e)(u)	3,123,904	3,032,342
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4153% 9/9/26 (d)(e)(u)	1,138,967	1,131,142
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.1955% 11/19/26 (d)(e)(u)	2,769,649	2,750,428
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 1/26/30 (d)(e)(u)	17,456,250	17,454,155
Carnival Finance LLC Tranche B 1LN, term loan:
6 month U.S. LIBOR + 3.250% 8.6955% 10/18/28 (d)(e)(u)	5,771,564	5,755,346
CME Term SOFR 1 Month Index + 3.000% 8.3172% 8/8/27 (d)(e)(u)	3,695,000	3,688,534
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 8.4285% 7/21/28 (d)(e)(u)	18,672,697	18,509,310
ClubCorp Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 8.2879% 9/18/24 (d)(e)(u)	10,063,206	9,917,692
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1875% 6/29/29 (d)(e)(u)	2,995,488	2,994,739
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 1/15/30 (d)(e)(u)	6,040,000	6,055,100
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 12.731% 9/8/24 (d)(e)(u)	794,000	682,221
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.7305% 3/8/24 (d)(e)(u)	4,448,573	4,278,994
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 1/27/29 (d)(e)(u)	28,698,500	28,391,713
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 7/4/28 (d)(e)(u)	2,223,200	2,223,067
Flynn Restaurant Group LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 12/1/28 (d)(e)(u)	1,098,275	1,090,236
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9311% 11/30/29 (d)(e)(u)	5,205,966	5,208,153
Golden Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1702% 5/26/30 (d)(e)(u)	4,455,000	4,443,863
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 8.5843% 10/31/29 (d)(e)(u)	3,121,475	3,125,377
Tranche B4 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 2.250% 7.4368% 3/16/27 (d)(e)(u)	1,862,000	1,866,078
Herschend Entertainment Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 8/27/28 (d)(e)(u)	1,350,938	1,351,505
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 8/2/28 (d)(e)(u)	13,816,951	13,816,951
Hilton Worldwide Finance LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 1.750% 7.165% 6/21/26 (d)(e)(u)	2,008,852	2,006,863
J&J Ventures Gaming LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 4/26/28 (d)(e)(u)	2,029,478	1,933,403
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 4/26/28 (e)(u)(v)	895,000	863,675
Tranche DD2 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 4/26/28 (e)(u)(v)	1,611,000	1,554,615
Life Time, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.6113% 1/15/26 (d)(e)(u)	1,595,000	1,600,981
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 8/31/25 (d)(e)(u)	1,807,416	1,800,638
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8/1/30 (e)(u)(v)	1,905,000	1,908,581
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.79% 6/23/26 (d)(e)(u)	1,788,500	1,520,225
Pacific Bells LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0035% 10/20/28 (d)(e)(u)	1,492,314	1,461,543
PCI Gaming Authority 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.9455% 5/29/26 (d)(e)(u)	2,297,125	2,296,712
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.250% 11.7689% 3/1/26 (d)(e)(u)	2,907,433	2,749,588
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5638% 1/5/29 (d)(e)(u)	2,988,425	2,984,361
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 4/1/29 (d)(e)(u)	4,180,960	4,040,731
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4125% 4/14/29 (d)(e)(u)	3,377,119	3,373,505
Scientific Games Holdings LP term loan CME Term SOFR 3 Month Index + 3.500% 8.7684% 4/4/29 (d)(e)(u)	7,425,970	7,381,860
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 8/25/28 (d)(e)(u)	2,112,375	2,108,150
Stars Group Holdings BV Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/21/26 (d)(e)(u)	6,121,381	6,116,178
Station Casinos LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 2/7/27 (d)(e)(u)	5,956,998	5,936,029
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 8.750% 14.1811% 2/28/25 (d)(e)(u)	3,665,541	3,483,804
U.S. Secured Overnight Fin. Rate (SOFR) Index + 6.750% 13.3646% 5/29/26 (d)(e)(u)	3,333,130	2,066,540
United PF Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.6307% 12/30/26 (d)(e)(u)	6,883,006	5,458,224
2LN, term loan 3 month U.S. LIBOR + 8.500% 14.1307% 12/30/27 (d)(e)(h)(u)	500,000	365,000
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 8.500% 14.1307% 12/30/26 (d)(e)(u)	753,688	640,634
Whatabrands LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4455% 8/3/28 (d)(e)(u)	6,865,450	6,857,761
Wyndham Hotels & Resorts, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 5/25/30 (d)(e)(u)	672,607	672,418
		224,275,583
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.95% 9/24/28 (d)(e)(u)	5,314,820	5,261,672
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 11.0369% 10/21/28 (d)(e)(u)	1,797,250	1,363,663
Weber-Stephen Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 10/30/27 (d)(e)(u)	2,161,079	1,944,971
		8,570,306
Leisure Products - 0.0%
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 5.500% 10.8681% 12/14/26 (d)(e)(h)(u)	2,539,063	2,361,328
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 3/9/30 (d)(e)(u)	5,142,113	5,136,610
		7,497,938
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1826% 11/6/27 (d)(e)(u)	3,122,485	3,126,388
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.6824% 7/24/28 (d)(e)(u)	1,768,500	1,080,996
Belron Finance U.S. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1599% 4/18/29 (d)(e)(u)	905,000	905,000
Driven Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4298% 12/17/28 (d)(e)(u)	888,750	867,269
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 10.4285% 4/1/28 (d)(e)(u)	1,470,000	1,204,489
Franchise Group, Inc. Tranche B 1LN, term loan:
CME Term SOFR 3 Month Index + 4.750% 10.3111% 3/10/26 (d)(e)(u)	5,950,434	5,325,638
CME Term SOFR 3 Month Index + 4.750% 10.3769% 3/10/26 (d)(e)(u)	1,501,238	1,336,101
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 10/19/27 (d)(e)(u)	2,000,036	1,988,956
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.3623% 7/7/28 (d)(e)(u)	2,301,153	845,674
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 12/18/27 (d)(e)(u)	11,709,023	11,377,657
Ls Group Opco Acquistion LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6824% 11/2/27 (d)(e)(u)	3,440,656	3,429,198
Michaels Companies, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.7535% 4/15/28 (d)(e)(u)	4,120,624	3,812,978
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.664% 6/30/27 (d)(e)(u)	1,680,904	1,580,050
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.7535% 3/4/28 (d)(e)(u)	2,008,138	1,994,844
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.9455% 10/20/28 (d)(e)(u)	1,805,722	1,745,429
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 10/20/28 (d)(e)(u)	5,258,084	5,106,914
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.2456% 2/8/28 (d)(e)(u)	2,949,215	2,672,726
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6955% 4/16/28 (d)(e)(u)	3,979,091	3,923,742
Victoria's Secret & Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6809% 8/2/28 (d)(e)(u)	1,886,400	1,834,524
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1847% 12/21/27 (d)(e)(u)	2,728,607	2,544,426
		56,702,999
Textiles, Apparel & Luxury Goods - 0.0%
Canada Goose, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/7/27 (d)(e)(u)	1,452,834	1,434,310
Crocs, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4311% 2/19/29 (d)(e)(u)	6,135,896	6,150,561
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 3/8/30 (d)(e)(u)	1,481,288	1,479,436
		9,064,307
TOTAL CONSUMER DISCRETIONARY		480,436,081
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.5921% 1/24/29 (d)(e)(u)	3,972,064	3,758,566
2LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.3419% 1/24/30 (d)(e)(u)	1,370,000	1,098,932
Triton Water Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.7535% 3/31/28 (d)(e)(u)	8,989,212	8,825,698
		13,683,196
Consumer Staples Distribution & Retail - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.1955% 10/1/26 (d)(e)(u)	172,000	115,348
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 10/1/25 (d)(e)(u)	483,230	460,156
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0664% 2/3/27 (d)(e)(u)	2,131,962	2,133,455
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 12.0919% 8/1/29 (d)(e)(u)	4,412,575	4,391,615
Froneri U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 1/29/27 (d)(e)(u)	2,938,946	2,922,106
JP Intermediate B LLC term loan CME Term SOFR 1 Month Index + 5.500% 11.1307% 11/20/27 (d)(e)(u)	3,805,329	1,331,865
Shearer's Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 9/23/27 (d)(e)(u)	3,703,938	3,700,345
Upfield U.S.A. Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 1/31/28 (e)(u)(v)	2,050,000	1,998,750
		17,053,640
Food Products - 0.0%
Chobani LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/23/27 (d)(e)(u)	4,109,646	4,104,509
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6702% 5/16/29 (d)(e)(u)	6,847,270	6,676,088
		10,780,597
Household Products - 0.0%
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 12/22/26 (d)(e)(u)	4,095,832	4,038,941
Personal Care Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 5/17/28 (d)(e)(u)	3,772,800	3,557,750
TOTAL CONSUMER STAPLES		49,114,124
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
American Consolidated Natural term loan 20.5% 9/16/25 (d)(u)	129,651	129,219
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2463% 11/14/26 (d)(e)(u)	3,392,190	3,384,558
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.7419% 10/31/26 (d)(e)(u)	1,868,167	1,864,674
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9455% 3/17/28 (d)(e)(u)	2,734,000	2,687,303
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9311% 6/4/28 (d)(e)(u)	13,028,024	13,039,880
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 11/19/29 (d)(e)(u)	5,138,729	5,085,902
EG America LLC:
term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (d)(e)(h)(u)	5,687,402	5,403,032
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.4145% 2/7/28 (d)(e)(u)	1,000,000	960,000
Tranche BB 1LN, term loan:
6 month U.S. LIBOR + 4.000% 9.1645% 2/5/25 (d)(e)(u)	1,027,282	1,025,998
CME Term SOFR 1 Month Index + 4.000% 9.1645% 2/5/25 (d)(e)(u)	2,691,303	2,681,211
Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 9.1645% 2/7/28 (d)(e)(h)(u)	2,388,233	2,268,821
GIP II Blue Holding LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9455% 9/29/28 (d)(e)(u)	6,475,260	6,487,822
GIP III Stetson I LP Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 7/18/25 (d)(e)(u)	4,071,704	4,070,849
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 10.5035% 2/15/24 (d)(e)(u)	4,512,400	4,083,722
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(h)(u)	2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(u)	907,000	0
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7725% 2/14/30 (d)(e)(u)	1,891,388	1,877,996
		55,050,987
FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9455% 2/13/27 (d)(e)(u)	1,863,893	1,856,903
CME Term SOFR 1 Month Index + 3.500% 8.9455% 2/13/27 (d)(e)(u)	1,853,241	1,843,197
CME Term SOFR 1 Month Index + 4.250% 9.5811% 2/13/27 (d)(e)(u)	2,640,050	2,644,459
Broadstreet Partners, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 1/27/27 (d)(e)(u)	1,287,075	1,276,881
Tranche B3 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 5/1/30 (d)(e)(u)	2,150,000	2,147,764
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 7/25/30 (d)(e)(u)	7,241,403	7,205,196
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 8.9919% 4/9/27 (d)(e)(u)	2,454,889	2,366,243
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.6123% 4/21/28 (d)(e)(u)	1,965,000	1,937,156
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9158% 8/9/30 (d)(e)(u)	955,000	952,316
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 12/1/28 (d)(e)(u)	1,295,275	1,290,742
		23,520,857
Financial Services - 0.1%
Agellan Portfolio 9% 8/7/25 (h)(u)	424,000	424,000
FinCo I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3694% 6/27/29 (d)(e)(u)	1,411,582	1,410,989
Focus Financial Partners LLC Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5811% 6/30/28 (d)(e)(u)	4,812,095	4,795,686
Fugue Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9225% 1/25/28 (d)(e)(u)	2,179,524	2,180,439
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.3807% 9/24/27 (d)(e)(u)	3,149,431	2,999,833
LSF11 Trinity Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8126% 6/15/30 (d)(e)(u)	775,000	775,000
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 10.3105% 1/9/24 (d)(e)(h)(u)	6,607,220	6,198,233
Nexus Buyer LLC:
2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6811% 11/1/29 (d)(e)(u)	1,555,000	1,424,769
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 11/8/26 (d)(e)(u)	1,296,564	1,277,764
Recess Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/17/27 (e)(u)(v)	1,280,000	1,276,800
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 9.8826% 1/21/27 (d)(e)(h)(u)	2,926,431	2,926,431
TransUnion LLC:
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 11/16/26 (d)(e)(u)	2,864,493	2,859,136
Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6955% 12/1/28 (d)(e)(u)	2,211,997	2,209,851
UFC Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.369% 4/29/26 (d)(e)(u)	2,775,793	2,775,210
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 0.000% 0% (c)(e)(h)(u)	5,457,455	2,401,280
Walker & Dunlop, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4311% 12/16/28 (d)(e)(u)	822,938	822,938
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/9/27 (d)(e)(u)	3,500,869	3,476,818
CME Term SOFR 1 Month Index + 5.500% 10.808% 2/15/27 (d)(e)(u)	997,500	990,019
		41,225,196
Insurance - 0.4%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9455% 2/15/27 (d)(e)(u)	13,381,768	13,102,223
1 month U.S. LIBOR + 4.250% 9.6955% 2/15/27 (d)(e)(u)	4,893,903	4,869,434
CME Term SOFR 1 Month Index + 5.750% 11.1206% 2/15/27 (d)(e)(u)	5,780,055	5,780,055
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9347% 11/12/27 (d)(e)(u)	5,636,938	5,631,414
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8138% 11/6/27 (d)(e)(u)	2,910,563	2,908,234
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.6955% 2/19/28 (d)(e)(u)	5,278,189	5,271,591
CME Term SOFR 1 Month Index + 2.750% 8.1955% 2/19/28 (d)(e)(u)	1,323,350	1,321,140
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4311% 2/28/28 (d)(e)(u)	2,635,000	2,629,361
Asurion LLC:
1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4311% 8/19/28 (d)(e)(u)	4,397,786	4,227,988
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 8/19/28 (d)(e)(u)	6,174,275	5,955,274
Tranche B3 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6955% 1/31/28 (d)(e)(u)	10,425,000	9,307,544
Tranche B4 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.6955% 1/20/29 (d)(e)(u)	4,919,000	4,300,042
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 12/23/26 (d)(e)(u)	16,795,049	16,312,191
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7879% 7/31/27 (d)(e)(u)	3,703,195	3,557,956
HUB International Ltd. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.250% 9.5835% 6/8/30 (d)(e)(u)	17,930,759	17,979,351
CME Term SOFR 3 Month Index + 4.000% 9.3653% 11/10/29 (d)(e)(u)	1,691,500	1,693,784
Jones DesLauriers Insurance Management, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 3/16/30 (e)(u)(v)	1,915,000	1,916,206
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4311% 9/1/27 (d)(e)(u)	3,654,311	3,651,278
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.7879% 12/2/26 (d)(e)(u)	120,630	120,630
CME Term SOFR 1 Month Index + 3.750% 8.9919% 11/22/29 (d)(e)(u)	6,943,922	6,945,658
		117,481,354
TOTAL FINANCIALS		182,227,407
HEALTH CARE - 0.5%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.6811% 11/6/27 (d)(e)(u)	3,185,636	3,186,177
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3367% 3/31/29 (d)(e)(u)	1,293,625	1,283,121
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8919% 1/6/29 (d)(e)(u)	2,345,313	2,340,716
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 5/4/28 (d)(e)(u)	6,116,432	6,119,491
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.3201% 10/19/27 (d)(e)(u)	2,092,305	2,008,613
Mozart Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 10/23/28 (d)(e)(u)	6,284,276	6,277,049
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 9.0035% 11/30/27 (d)(e)(u)	2,218,925	2,206,632
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.1955% 3/31/27 (d)(e)(u)	3,425,182	3,159,731
		26,581,530
Health Care Providers & Services - 0.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.6419% 2/15/29 (d)(e)(u)	1,287,000	1,048,905
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 8/24/28 (d)(e)(u)	2,649,599	2,650,924
Cano Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4311% 11/23/27 (d)(e)(u)	4,180,412	2,612,758
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.5625% 2/12/28 (d)(e)(u)	1,477,575	1,455,042
Da Vinci Purchaser Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/8/27 (d)(e)(u)	3,397,271	3,362,449
Electron BidCo, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 11/1/28 (d)(e)(u)	2,374,938	2,367,528
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3419% 10/1/27 (d)(e)(u)	25,877,175	25,448,649
HAH Group Holding Co. LLC:
1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	1,088,487	1,072,160
CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	599,076	587,095
Tranche DD 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.44% 10/29/27 (d)(e)(u)	137,733	135,667
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1798% 3/15/28 (d)(e)(u)	2,658,800	2,655,104
Icon Luxembourg Sarl Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(e)(u)	7,236,781	7,237,577
MED ParentCo LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 8/31/26 (d)(e)(u)	2,693,915	2,571,181
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6955% 8/30/27 (d)(e)(u)	810,000	695,790
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1631% 3/2/28 (d)(e)(u)	1,134,832	990,856
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 11/15/28 (d)(e)(u)	7,296,966	7,270,551
Pluto Acquisition I, Inc. term loan CME Term SOFR 1 Month Index + 4.000% 9.6841% 6/20/26 (d)(e)(u)	2,842,000	2,401,490
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1785% 8/31/26 (d)(e)(u)	3,032,814	3,036,393
U.S. Anesthesia Partners, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.500% 12.9326% 10/1/29 (d)(e)(h)(u)	565,000	502,850
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6826% 10/1/28 (d)(e)(u)	902,116	841,223
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 11/20/26 (d)(e)(u)	1,901,068	1,791,757
		70,735,949
Health Care Technology - 0.1%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8202% 2/15/29 (d)(e)(u)	15,993,850	15,787,209
Imprivata, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 12/1/27 (d)(e)(u)	2,971,600	2,938,704
Virgin Pulse, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.1955% 4/6/28 (d)(e)(u)	3,381,136	3,152,909
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 9/30/26 (d)(e)(u)	4,682,576	4,683,044
		26,561,866
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 2.250% 7.7535% 7/3/28 (d)(e)(u)	1,803,049	1,803,247
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1681% 8/1/27 (d)(e)(u)	8,344,831	8,258,795
Jazz Financing Lux SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 5/5/28 (d)(e)(u)	8,402,436	8,402,436
Organon & Co. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.4309% 6/2/28 (d)(e)(u)	6,955,930	6,962,469
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.6811% 4/20/29 (d)(e)(u)	1,717,650	1,707,344
		25,331,044
TOTAL HEALTH CARE		151,013,636
INDUSTRIALS - 1.2%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.000% 8.6307% 12/31/27 (d)(e)(u)	1,856,846	1,854,061
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 8/24/28 (d)(e)(u)	13,928,371	13,934,639
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4919% 2/22/27 (d)(e)(u)	2,404,057	2,409,322
		18,198,022
Air Freight & Logistics - 0.0%
Echo Global Logistics, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 11/23/28 (d)(e)(u)	6,678,991	6,495,319
2LN, term loan CME Term SOFR 3 Month Index + 7.000% 13.3782% 11/23/29 (d)(e)(h)(u)	1,525,000	1,517,375
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.4919% 3/17/30 (d)(e)(u)	882,788	853,656
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.3919% 3/24/28 (d)(e)(h)(u)	1,841,688	1,776,308
		10,642,658
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.7535% 5/17/28 (d)(e)(u)	14,186,833	12,112,009
APi Group DE, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.9455% 10/1/26 (d)(e)(u)	2,214,502	2,217,669
CME Term SOFR 1 Month Index + 2.750% 8.1955% 12/16/28 (d)(e)(u)	756,639	758,212
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.0811% 5/13/29 (d)(e)(u)	2,584,746	2,588,623
Emerson Climate Technologies Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.3311% 5/31/30 (d)(e)(u)	4,846,376	4,849,429
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6387% 1/24/29 (d)(e)(u)	3,026,593	3,016,182
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8911% 2/25/29 (d)(e)(u)	16,509,060	16,024,189
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 2/28/27 (d)(e)(u)	484,267	483,909
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 4/29/29 (d)(e)(u)	6,645,375	6,616,202
Specialty Building Products Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 9.1811% 10/15/28 (d)(e)(u)	1,397,313	1,371,113
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.9288% 9/22/28 (d)(e)(u)	1,903,886	1,904,476
		51,942,013
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 11.4311% 12/20/29 (d)(e)(u)	690,000	693,450
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/21/28 (d)(e)(u)	10,528,902	10,522,374
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4187% 12/21/28 (d)(e)(u)	9,171,840	9,173,490
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 5.9018% 12/21/28 (d)(e)(u)(w)	3,007,161	3,007,702
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 11.1955% 3/19/26 (d)(e)(u)	3,489,820	3,393,850
All-Star Bidco AB:
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.900% 8.95% 11/16/28 (d)(e)(u)	1,485,758	1,478,329
Tranche B1 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.45% 11/16/28 (d)(e)(u)	2,221,175	2,202,428
Allied Universal Holdco LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.750% 9.1811% 5/14/28 (d)(e)(u)	7,209,288	6,999,786
CME Term SOFR 1 Month Index + 4.750% 9.8805% 5/14/28 (d)(e)(u)	1,280,000	1,264,640
APX Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.679% 7/9/28 (d)(e)(u)	4,201,095	4,199,121
Archkey Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.836% 6/30/28 (d)(e)(u)	1,160,239	1,153,718
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.9311% 10/15/26 (d)(e)(u)	2,682,747	2,595,558
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8719% 8/1/30 (d)(e)(u)	8,350,000	8,056,247
Clean Harbors, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 10/8/28 (d)(e)(u)	994,850	997,964
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.2691% 5/3/29 (d)(e)(u)	2,722,500	2,674,856
Covanta Holding Corp.:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (d)(e)(u)	1,882,951	1,874,723
CME Term SOFR 1 Month Index + 3.000% 8.3125% 11/30/28 (d)(e)(u)	893,023	892,282
Tranche C 1LN, term loan:
CME Term SOFR 1 Month Index + 2.500% 7.8311% 11/30/28 (d)(e)(u)	142,830	142,206
CME Term SOFR 1 Month Index + 3.000% 8.3125% 11/30/28 (d)(e)(u)	66,977	66,921
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.7535% 7/12/28 (d)(e)(u)	2,256,116	2,242,963
Ensemble RCM LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.2191% 8/1/26 (d)(e)(u)	4,304,722	4,307,047
Filtration Group Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 10/19/28 (d)(e)(u)	3,044,708	3,051,680
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 10/21/28 (d)(e)(u)	614,063	610,483
Harland Clarke Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 7.750% 13.2535% 6/16/26 (d)(e)(u)	1,912,020	1,735,158
Indy U.S. Bidco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 3/5/28 (d)(e)(u)	2,140,917	2,044,575
KNS Acquisitions, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6955% 4/21/27 (d)(e)(u)	2,828,338	2,389,945
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (d)(e)(u)	6,389,697	6,349,761
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3138% 2/15/29 (d)(e)(u)	4,862,226	4,748,791
CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/23/27 (d)(e)(u)	3,548,335	3,512,851
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 8.750% 14.1955% 1/31/28 (d)(e)(u)	2,880,000	2,584,800
Neptune BidCo U.S., Inc.:
term loan CME Term SOFR 1 Month Index + 4.750% 10.1485% 10/11/28 (d)(e)(u)	3,002,475	2,700,366
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.3985% 4/11/29 (d)(e)(u)	18,139,538	16,499,361
Omnia Partners LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6012% 7/25/30 (d)(e)(u)	3,533,102	3,539,745
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7/19/30 (e)(u)(w)	331,898	332,521
Optiv Security, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.3384% 8/14/26 (d)(e)(u)	2,210,000	2,121,600
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4311% 8/4/28 (d)(e)(u)	7,216,247	7,190,485
PowerTeam Services LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8419% 3/6/25 (d)(e)(u)	3,386,368	3,145,089
RLG Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6955% 7/8/28 (d)(e)(u)	1,979,850	1,905,606
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.9455% 12/10/26 (d)(e)(u)	2,393,998	2,393,998
SuperMoose Borrower LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.1419% 8/29/25 (d)(e)(u)	1,460,195	1,375,708
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6191% 4/22/29 (d)(e)(u)	1,778,646	1,770,500
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.4561% 3/23/27 (d)(e)(u)	1,370,590	1,391,368
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 11/3/29 (d)(e)(u)	1,804,950	1,805,329
		141,139,375
Construction & Engineering - 0.1%
Breakwater Energy Partners LLC Tranche B 1LN, term loan 11.25% 9/1/26 (d)(h)(u)	4,585,600	4,431,065
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.4264% 1/24/27 (d)(e)(u)	1,915,500	1,901,134
Pike Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.000% 8.4455% 1/21/28 (d)(e)(u)	2,397,260	2,396,014
CME Term SOFR 1 Month Index + 3.500% 8.8311% 1/21/28 (d)(e)(u)	1,741,838	1,744,015
Rockwood Service Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 1/23/27 (d)(e)(u)	4,021,578	4,028,294
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/4/28 (d)(e)(u)	7,017,195	6,916,358
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.2156% 2/16/28 (d)(e)(u)	1,367,304	1,364,911
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 5/14/28 (d)(e)(u)	2,515,200	2,449,629
		25,231,420
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.9013% 10/8/27 (d)(e)(u)	2,786,786	2,788,932
Array Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6823% 10/14/27 (d)(e)(u)	5,714,959	5,688,784
Global IID Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0035% 12/16/28 (d)(e)(u)	1,339,600	1,222,385
Vertiv Group Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1823% 3/2/27 (d)(e)(u)	6,572,738	6,566,362
		16,266,463
Ground Transportation - 0.0%
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 3/16/29 (d)(e)(u)	1,575,063	1,572,605
Genesee & Wyoming, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 2.000% 7.3419% 12/30/26 (d)(e)(u)	3,628,125	3,627,472
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.0183% 3/3/30 (d)(e)(u)	9,006,219	9,015,945
		14,216,022
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 7/22/29 (d)(e)(u)	2,544,778	2,545,007
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.164% 3/17/30 (d)(e)(u)	4,732,450	4,726,534
CPM Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 8.250% 13.6826% 11/15/26 (d)(e)(u)	223,434	222,503
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9326% 11/15/25 (d)(e)(u)	1,127,490	1,127,490
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 14.2583% 4/16/25 (d)(e)(h)(u)	812,130	762,427
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 9.3811% 7/31/27 (d)(e)(u)	2,074,800	2,070,775
		11,454,736
Passenger Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.3378% 4/20/28 (d)(e)(u)	8,354,300	8,668,923
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.1284% 8/11/28 (d)(e)(u)	2,722,500	2,722,010
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.7637% 7/2/27 (d)(e)(u)	4,204,000	4,379,307
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0761% 10/20/27 (d)(e)(u)	4,092,750	4,255,969
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2919% 4/21/28 (d)(e)(u)	6,579,779	6,588,004
		26,614,213
Professional Services - 0.2%
AlixPartners LLP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 2/4/28 (d)(e)(u)	4,536,594	4,529,653
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.9455% 2/7/26 (d)(e)(u)	5,289,674	5,172,878
CME Term SOFR 1 Month Index + 3.750% 9.0811% 12/30/28 (d)(e)(u)	2,409,749	2,351,217
Ceridian HCM Holding, Inc. Tranche B, term loan CME Term SOFR 1 Month Index + 2.500% 7.9455% 4/30/25 (d)(e)(u)	4,265,064	4,258,837
CHG Healthcare Services, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6955% 9/30/28 (d)(e)(u)	1,426,970	1,417,167
CME Term SOFR 1 Month Index + 3.750% 9/30/28 (e)(u)(v)	500,000	499,375
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.9455% 6/2/28 (d)(e)(u)	14,822,495	13,790,256
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.872% 8/16/28 (d)(e)(u)	2,038,950	2,016,440
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.2584% 7/19/28 (d)(e)(u)	3,852,616	3,207,303
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 4/29/29 (d)(e)(u)	2,168,613	2,054,760
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 2/24/28 (d)(e)(u)	1,596,825	1,598,246
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 8/27/28 (d)(e)(u)	2,272,002	2,242,466
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4455% 8/27/25 (d)(e)(u)	6,316,507	6,308,612
		49,447,210
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.1624% 4/6/28 (d)(e)(u)	3,087,413	3,042,399
ASP LS Acquisition Corp.:
2LN, term loan 6 month U.S. LIBOR + 7.500% 13.1307% 5/7/29 (d)(e)(u)	575,000	447,063
Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 10.1307% 5/7/28 (d)(e)(u)	2,920,519	2,533,550
Wwex Unified Topco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5035% 7/26/28 (d)(e)(u)	2,942,016	2,849,460
		8,872,472
TOTAL INDUSTRIALS		374,024,604
INFORMATION TECHNOLOGY - 1.1%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan CME Term SOFR 3 Month Index + 3.750% 9.2535% 8/10/25 (d)(e)(u)	5,568,025	4,155,139
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.814% 1/18/30 (d)(e)(u)	1,114,400	1,114,400
CommScope, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 4/4/26 (d)(e)(u)	9,540,048	8,748,224
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 3 Month Index + 6.000% 11.2684% 10/6/29 (d)(e)(u)	1,979,938	1,938,695
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.6955% 9/25/26 (d)(e)(u)	7,529,541	6,149,602
		22,106,060
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 7/1/29 (d)(e)(u)	4,453,735	4,438,147
DG Investment Intermediate Holdings, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1955% 3/31/29 (d)(e)(u)	600,000	528,300
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 3/31/28 (d)(e)(u)	2,577,485	2,527,328
Go Daddy Operating Co. LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4455% 8/10/27 (d)(e)(u)	3,152,500	3,150,924
TTM Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0681% 5/30/30 (d)(e)(u)	2,713,046	2,713,046
		13,357,745
IT Services - 0.2%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 2/16/28 (d)(e)(u)	2,547,135	2,526,045
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2535% 9/7/28 (d)(e)(u)	1,497,200	1,495,329
Arches Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 12/4/27 (d)(e)(u)	2,928,311	2,843,654
Camelot Finance SA:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 10/31/26 (d)(e)(u)	6,516,072	6,513,205
Tranche B, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 10/31/26 (d)(e)(u)	2,749,034	2,748,346
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.5611% 2/10/28 (d)(e)(u)	1,909,416	1,830,176
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.8311% 11/9/29 (d)(e)(u)	2,923,191	2,926,845
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.3419% 6/30/28 (d)(e)(u)	3,264,012	1,865,938
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5919% 8/19/28 (d)(e)(u)	2,110,463	2,106,558
Ion Trading Finance Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.750% 10.0919% 3/26/28 (d)(e)(u)	6,954,038	6,803,344
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4311% 11/10/27 (d)(e)(u)	2,456,177	2,395,386
Peraton Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 2/1/28 (d)(e)(u)	16,692,669	16,512,722
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 8.3311% 8/31/28 (d)(e)(u)	4,058,335	4,063,408
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4202% 1/13/29 (d)(e)(u)	5,664,600	5,619,283
		60,250,239
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0176% 7/6/29 (d)(e)(u)	5,860,184	5,867,510
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1788% 8/17/29 (d)(e)(u)	4,573,559	4,566,882
		10,434,392
Software - 0.7%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.2611% 3/10/27 (d)(e)(u)	2,035,108	1,994,406
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.7419% 9/19/26 (d)(e)(u)	3,920,175	3,932,955
AppLovin Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.100% 8.412% 8/14/30 (d)(e)(u)	5,733,962	5,713,893
Aptean, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 4/23/26 (d)(e)(u)	2,351,241	2,327,728
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1811% 12/10/29 (d)(e)(u)	2,200,000	1,876,424
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 12/10/28 (d)(e)(u)	13,373,762	12,843,626
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 15.4885% 11/24/26 (d)(e)(u)	3,548,952	1,809,966
Central Parent, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.4919% 7/6/29 (d)(e)(u)	5,050,852	5,052,064
Cloud Software Group, Inc.:
Tranche A 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9/30/28 (e)(u)(v)	1,075,000	1,033,731
Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.8419% 3/30/29 (d)(e)(u)	7,124,200	6,851,699
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.9455% 9/30/28 (d)(e)(u)	4,402,055	4,319,516
DCert Buyer, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3311% 10/16/26 (d)(e)(u)	9,387,940	9,346,727
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 12.3311% 2/19/29 (d)(e)(u)	2,493,409	2,323,034
Epicor Software Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 7/31/27 (e)(u)(v)	1,000,000	1,000,630
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 7/31/27 (d)(e)(u)	3,406,362	3,399,549
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.981% 6/13/25 (d)(e)(u)	6,633,000	6,623,316
Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 3.500% 9.231% 6/13/24 (d)(e)(u)	15,484,739	15,463,835
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.1955% 3/3/28 (d)(e)(u)	2,224,275	2,197,873
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 7.4311% 9/12/29 (d)(e)(u)	8,721,320	8,703,877
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4455% 12/1/27 (d)(e)(u)	4,143,750	4,141,181
Helios Software Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6599% 7/14/30 (d)(e)(u)	835,000	826,391
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1681% 3/1/29 (d)(e)(u)	6,699,707	6,565,712
MH Sub I LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 5/3/28 (d)(e)(u)	16,472,069	15,816,810
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.5811% 2/23/29 (d)(e)(u)	2,065,000	1,792,936
NAVEX TopCo, Inc.:
2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4311% 9/4/26 (d)(e)(u)	175,000	171,719
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6811% 9/5/25 (d)(e)(u)	1,226,088	1,222,582
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1811% 1/31/30 (d)(e)(u)	8,466,395	8,471,136
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.5379% 6/2/28 (d)(e)(u)	14,392,578	13,951,878
Project Boost Purchaser LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 5/30/26 (d)(e)(u)	2,740,172	2,735,377
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.6955% 8/31/28 (d)(e)(u)	8,319,668	8,229,982
Rackspace Technology Global, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1769% 2/15/28 (d)(e)(u)	7,347,005	3,260,233
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 4/22/28 (d)(e)(u)	4,710,590	4,653,309
Red Planet Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 9/30/28 (d)(e)(u)	2,821,020	2,657,626
Renaissance Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.9919% 4/7/30 (d)(e)(u)	6,220,000	6,222,923
Roper Industrial Products Investment Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.7419% 11/22/29 (d)(e)(u)	1,481,288	1,482,324
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5811% 10/7/27 (d)(e)(u)	613,800	609,773
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 10/7/27 (d)(e)(u)	6,434,292	6,419,558
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.9455% 8/11/28 (d)(e)(u)	2,152,053	2,092,204
SS&C Technologies, Inc.:
Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 4/16/25 (d)(e)(u)	2,016,460	2,016,259
Tranche B 4LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 4/16/25 (d)(e)(u)	1,904,171	1,903,980
Tranche B 5LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 4/16/25 (d)(e)(u)	6,245,929	6,243,306
STG-Fairway Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 1/31/27 (d)(e)(u)	1,216,644	1,211,704
UKG, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.2191% 5/4/26 (d)(e)(u)	4,677,709	4,675,744
Ultimate Software Group, Inc.:
1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.6184% 5/3/26 (d)(e)(u)	16,159,161	16,140,578
CME Term SOFR 1 Month Index + 4.500% 10.0225% 5/4/26 (d)(e)(u)	1,925,000	1,929,004
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6184% 5/3/27 (d)(e)(u)	6,093,000	6,050,593
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 10.4455% 9/1/25 (d)(e)(u)	4,340,389	3,650,137
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.6811% 2/28/27 (d)(e)(u)	4,359,829	4,305,332
		236,265,140
TOTAL INFORMATION TECHNOLOGY		342,413,576
MATERIALS - 0.5%
Chemicals - 0.3%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 9/30/28 (d)(e)(u)	5,465,201	5,336,277
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4311% 9/22/29 (d)(e)(h)(u)	675,000	604,125
Aruba Investment Holdings LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 11/24/27 (d)(e)(u)	1,791,000	1,728,315
2LN, term loan 1 month U.S. LIBOR + 7.750% 13.1811% 11/24/28 (d)(e)(u)	935,000	849,289
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.4311% 11/24/27 (d)(e)(u)	3,132,201	3,036,293
Avient Corp. Tranche B7 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.8718% 8/29/29 (d)(e)(u)	960,674	961,875
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.3919% 5/27/29 (d)(e)(u)	1,722,600	1,704,306
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 9.0379% 5/7/25 (d)(e)(h)(u)	2,582,300	2,517,743
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 8.0379% 5/7/25 (d)(e)(u)	1,721,190	1,691,930
Cyanco Intermediate 2 Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0811% 7/7/28 (d)(e)(u)	1,005,000	1,006,889
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.6169% 10/4/29 (d)(e)(u)	9,921,806	9,506,380
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 10.2267% 5/27/28 (d)(e)(u)	1,644,030	1,515,796
Herens U.S. Holdco Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.920% 9.2669% 7/3/28 (d)(e)(u)	3,075,246	2,689,733
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 10.0332% 3/15/29 (d)(e)(u)	6,427,145	6,112,793
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.430% 12.8577% 3/15/30 (d)(e)(u)	1,320,000	1,066,732
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9311% 2/10/30 (d)(e)(u)	1,260,000	1,250,235
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1811% 3/1/30 (d)(e)(u)	1,300,000	1,291,875
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 1/20/26 (d)(e)(u)	4,959,532	4,922,335
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.415% 4/10/30 (d)(e)(u)	3,072,300	3,079,981
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.000% 10.3919% 1/3/29 (d)(e)(u)	1,435,795	1,041,856
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 5.750% 11.1767% 12/1/26 (d)(e)(u)	1,167,225	1,073,847
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.000% 10.2684% 11/9/28 (d)(e)(u)	5,270,000	5,267,787
CME Term SOFR 3 Month Index + 3.750% 9.2535% 11/9/28 (d)(e)(u)	6,184,217	6,087,619
Starfruit U.S. Holdco LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 9.3181% 4/3/28 (d)(e)(u)	4,431,705	4,409,547
CME Term SOFR 1 Month Index + 4.000% 9.3467% 4/3/28 (d)(e)(u)	1,650,000	1,643,120
The Chemours Co. LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8311% 8/10/28 (d)(e)(u)	6,294,429	6,192,145
U.S. Coatings Acquisition, Inc. term loan CME Term SOFR 1 Month Index + 2.500% 7.812% 12/20/29 (d)(e)(u)	1,093,163	1,094,868
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.3125% 9/22/28 (d)(e)(u)	1,802,130	1,798,003
		79,481,694
Construction Materials - 0.0%
Janus International Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.668% 8/3/30 (d)(e)(u)	770,000	769,038
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.6811% 4/1/29 (d)(e)(u)	3,188,297	3,196,268
VM Consolidated, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 3/27/28 (d)(e)(u)	3,352,045	3,347,855
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.0811% 10/19/27 (d)(e)(u)	3,495,734	3,489,896
		10,803,057
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 3/3/28 (d)(e)(u)	4,452,152	4,335,283
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.5735% 3/11/28 (d)(e)(u)	559,916	548,017
1 month U.S. LIBOR + 3.750% 9.1878% 3/11/28 (d)(e)(u)	7,147,272	7,071,368
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 7.2925% 7/1/26 (d)(e)(u)	3,402,076	3,400,613
Canister International Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1811% 12/21/26 (d)(e)(u)	3,366,900	3,366,900
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1955% 12/1/27 (d)(e)(u)	3,753,329	3,724,579
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.6061% 4/13/29 (d)(e)(u)	15,124,405	15,010,972
Graham Packaging Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 8/4/27 (d)(e)(u)	4,281,379	4,269,091
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.476% 2/9/26 (d)(e)(u)	3,240,612	3,027,963
Pregis TopCo Corp. 1LN, term loan:
CME Term SOFR 1 Month Index + 3.750% 9.1955% 8/1/26 (d)(e)(u)	1,719,375	1,712,205
CME Term SOFR 1 Month Index + 4.000% 9.0811% 7/31/26 (d)(e)(u)	1,497,205	1,495,648
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 9.3047% 11/18/25 (d)(e)(u)	1,163,329	1,160,421
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1811% 1/30/27 (d)(e)(u)	3,565,333	3,561,697
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.250% 8.6955% 2/5/26 (d)(e)(u)	1,973,531	1,972,682
CME Term SOFR 1 Month Index + 3.250% 8.6955% 9/24/28 (d)(e)(u)	2,976,975	2,974,980
		57,632,419
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8792% 7/27/30 (d)(e)(u)	2,930,000	2,931,465
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.1811% 3/23/30 (d)(e)(u)	2,073,478	2,073,478
		5,004,943
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 9.2879% 2/4/28 (d)(e)(u)	2,278,096	2,192,668
TOTAL MATERIALS		155,114,781
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 2.750% 8.1955% 8/21/25 (d)(e)(u)	422,491	421,435
CME Term SOFR 1 Month Index + 3.250% 8.6811% 1/31/30 (d)(e)(u)	4,320,740	4,255,929
CME Term SOFR 1 Month Index + 4.000% 9.3311% 1/31/30 (d)(e)(u)	1,350,000	1,343,250
Greystar Real Estate Partners 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.064% 8/7/30 (d)(e)(u)	1,725,000	1,720,688
		7,741,302
UTILITIES - 0.1%
Electric Utilities - 0.1%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0811% 8/1/25 (d)(e)(u)	461,513	461,803
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.1955% 8/1/25 (d)(e)(u)	11,401,942	11,384,041
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 8.1841% 12/15/27 (d)(e)(u)	1,683,347	1,671,428
Generation Bridge Northeast LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5643% 8/7/29 (d)(e)(u)	2,055,000	2,049,863
PG&E Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4455% 6/23/25 (d)(e)(u)	13,674,731	13,648,202
Vistra Operations Co. LLC Tranche B 3LN, term loan CME Term SOFR 1 Month Index + 1.750% 7.1955% 12/31/25 (d)(e)(u)	5,041,663	5,035,462
		34,250,799
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (d)(e)(u)	2,714,965	2,714,965
Natgasoline LLC Tranche B, term loan CME Term SOFR 1 Month Index + 3.500% 8.9455% 11/14/25 (d)(e)(u)	1,675,855	1,667,475
Win Waste Innovations Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0811% 3/25/28 (d)(e)(u)	1,960,000	1,685,051
		6,067,491
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6955% 6/23/28 (d)(e)(u)	178,186	176,599
TOTAL UTILITIES		40,494,889
TOTAL BANK LOAN OBLIGATIONS (Cost $2,088,536,920)		2,036,936,970

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Discover Bank 5.974% 8/9/28 (d)	8,844,000	8,160,261
KeyBank NA 6.95% 2/1/28	1,259,000	1,241,456
Regions Bank 6.45% 6/26/37	15,683,000	15,414,956
TOTAL BANK NOTES (Cost $25,774,542)		24,816,673

Preferred Securities - 0.5%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (d)(i)		1,630,000	1,330,151
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (d)(i)	EUR	1,700,000	1,642,497
3.875% (Reg. S) (d)(i)	EUR	19,900,000	18,138,262
			19,780,759
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		2,363,000	2,368,324
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (d)(i)	EUR	14,550,000	13,535,080
TOTAL CONSUMER STAPLES			15,903,404
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.6542% (d)(e)(i)		16,335,000	15,102,670
EnLink Midstream Partners LP 3 month U.S. LIBOR + 4.110% 9.6184% 12/31/99 (d)(e)(i)		650,000	590,394
Plains All American Pipeline LP CME Term SOFR 3 Month Index + 4.110% 9.7362% (d)(e)(i)		3,643,000	3,359,183
			19,052,247
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (d)(i)	EUR	3,600,000	3,762,388
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (d)(i)	EUR	3,400,000	3,728,532
Banco Do Brasil SA 6.25% (b)(d)(i)		1,545,000	1,495,458
Banco Mercantil del Norte SA:
6.75% (b)(d)(i)		1,465,000	1,451,047
7.625% (b)(d)(i)		1,568,000	1,480,726
Bank of America Corp.:
5.875% (d)(i)		3,830,000	3,638,653
6.25% (d)(i)		2,765,000	2,835,223
Bank of Nova Scotia:
CME Term SOFR 3 Month Index + 2.900% 8.2091% (d)(e)(i)		2,133,000	1,923,190
4.9% (d)(i)		1,360,000	1,270,413
Barclays PLC:
5.875% (Reg. S) (d)(i)	GBP	2,950,000	3,499,027
7.125% (d)(i)	GBP	645,000	764,160
8.875% (d)(i)	GBP	1,600,000	1,905,705
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (b)(d)		900,000	783,024
5.35% 11/12/29 (b)(d)		485,000	475,951
8.45% 6/29/38 (b)(d)		885,000	898,538
BNP Paribas SA 6.625% (Reg. S) (d)(i)		4,470,000	4,541,240
Emirates NBD Bank PJSC 6.125% (Reg. S) (d)(i)		1,451,000	1,479,240
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (d)(i)		300,000	301,538
JPMorgan Chase & Co.:
4.6% (d)(i)		2,760,000	2,600,127
6.1% (d)(i)		4,812,000	4,910,635
Lloyds Banking Group PLC 5.125% (d)(i)	GBP	435,000	507,859
NBK Tier 1 Financing 2 Ltd. 4.5% (b)(d)(i)		1,210,000	1,125,893
NBK Tier 1 Ltd. 3.625% (b)(d)(i)		635,000	551,477
Societe Generale 7.875% (Reg. S) (d)(i)		1,800,000	1,821,187
Tinkoff Credit Systems 6% (b)(c)(d)(h)(i)		715,000	35,750
Wells Fargo & Co. 5.9% (d)(i)		2,110,000	2,114,692
			49,901,673
Capital Markets - 0.0%
Charles Schwab Corp. 4% (d)(i)		2,455,000	1,878,173
Credit Suisse Group AG 7.5% (Reg. S) (c)(d)(i)		15,540,000	777,000
UBS Group AG 7% (Reg. S) (d)(i)		940,000	948,761
			3,603,934
Consumer Finance - 0.0%
Ally Financial, Inc.:
4.7% (d)(i)		3,166,000	2,230,842
4.7% (d)(i)		3,134,000	2,024,146
			4,254,988
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (d)(i)		7,527,000	7,079,804
TOTAL FINANCIALS			64,840,399
INDUSTRIALS - 0.0%
Ground Transportation - 0.0%
Mobico Group PLC 4.25% (Reg. S) (d)(i)	GBP	1,540,000	1,735,445
Marine Transportation - 0.0%
DP World Salaam 6% (Reg. S) (d)(i)		2,000,000	2,003,263
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (d)		8,280,000	8,185,777
Air Lease Corp. 4.125% 12/31/99 (d)(i)		1,475,000	1,076,296
Aircastle Ltd. 5.25% 12/31/99 (b)(d)(i)		2,360,000	1,886,236
			11,148,309
TOTAL INDUSTRIALS			14,887,017
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (b)(d)(i)		645,000	596,442
5.65% (b)(d)(i)		1,495,000	1,481,466
			2,077,908
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV:
5.125% (b)(d)(i)		2,260,000	2,150,447
9.125% (b)(d)(i)		1,475,000	1,563,679
			3,714,126
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (d)(i)	EUR	6,200,000	2,929,880
AT Securities BV USD SWAP SEMI 30/360 5Y INDX + 3.540% 7.747% (Reg. S) (d)(e)(i)		13,000,000	5,851,820
Citycon Oyj 4.496% (Reg. S) (d)(i)	EUR	2,550,000	1,919,762
CPI Property Group SA 3.75% (Reg. S) (d)(i)	EUR	6,840,000	2,100,694
Grand City Properties SA 1.5% (Reg. S) (d)(i)	EUR	10,500,000	4,929,907
Heimstaden Bostad AB:
3.248% (Reg. S) (d)(i)	EUR	11,640,000	7,170,397
3.625% (Reg. S) (d)(i)	EUR	600,000	308,234
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (d)(i)	EUR	5,240,000	582,986
			25,793,680
UTILITIES - 0.0%
Electric Utilities - 0.0%
Electricite de France SA 5.625% (Reg. S) (d)(i)		950,000	943,787
SSE PLC 3.74% (Reg. S) (d)(i)	GBP	3,300,000	3,849,257
			4,793,044
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (d)(i)	EUR	2,700,000	2,498,389
TOTAL UTILITIES			7,291,433
TOTAL PREFERRED SECURITIES (Cost $248,670,436)			174,671,124

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (x)	552,137,100	552,247,527
Fidelity Securities Lending Cash Central Fund 5.44% (x)(y)	264,808,269	264,834,750
TOTAL MONEY MARKET FUNDS (Cost $817,026,322)		817,082,277

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)	Value ($)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.2575% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	14,800,000	656,036
Option on an interest rate swap with JPMorgan Chase Bank N.A. to pay annually a fixed rate of 3.305% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	30,400,000	1,323,453

TOTAL PUT OPTIONS			1,979,489
Call Options - 0.0%
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.2575% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring June 2033	6/08/28	14,800,000	539,856
Option on an interest rate swap with JPMorgan Chase Bank N.A. to receive annually a fixed rate of 3.305% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring May 2033	5/22/28	30,400,000	1,141,563

TOTAL CALL OPTIONS			1,681,419
TOTAL PURCHASED SWAPTIONS (Cost $3,647,444)			3,660,908

For the period, the average monthly notional amount at value for purchased swaptions in the aggregate was $97,353,343.
TOTAL INVESTMENT IN SECURITIES - 107.3% (Cost $37,155,788,848)	34,179,685,411
NET OTHER ASSETS (LIABILITIES) - (7.3)%	(2,333,038,124)
NET ASSETS - 100.0%	31,846,647,287

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
2% 9/1/53	(9,250,000)	(7,631,254)
2% 9/1/53	(115,650,000)	(95,411,296)
2.5% 9/1/53	(24,150,000)	(20,555,842)
3% 9/1/53	(75,300,000)	(66,210,816)
3.5% 9/1/53	(17,000,000)	(15,435,227)

TOTAL GINNIE MAE		(205,244,435)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(28,800,000)	(21,711,447)
2% 9/1/53	(51,900,000)	(41,315,748)
2% 9/1/53	(51,850,000)	(41,275,944)
2% 9/1/53	(84,400,000)	(67,187,844)
2% 9/1/53	(77,850,000)	(61,973,621)
2% 9/1/53	(8,300,000)	(6,607,335)
2% 9/1/53	(4,700,000)	(3,741,503)
2% 9/1/53	(129,750,000)	(103,289,368)
2.5% 9/1/53	(10,900,000)	(9,033,801)
2.5% 9/1/53	(5,400,000)	(4,475,461)
2.5% 9/1/53	(6,725,000)	(5,573,607)
2.5% 9/1/53	(6,100,000)	(5,055,614)
2.5% 9/1/53	(6,900,000)	(5,718,645)
3% 9/1/53	(3,700,000)	(3,187,637)
3% 9/1/53	(2,500,000)	(2,153,809)
3.5% 9/1/53	(4,825,000)	(4,311,401)
3.5% 9/1/53	(17,400,000)	(15,547,852)
4.5% 9/1/53	(3,500,000)	(3,318,984)
5% 9/1/53	(12,450,000)	(12,072,123)
5% 9/1/53	(25,650,000)	(24,871,481)
5.5% 9/1/53	(30,650,000)	(30,276,453)
5.5% 9/1/53	(6,700,000)	(6,618,344)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(479,318,022)

TOTAL TBA SALE COMMITMENTS (Proceeds $677,879,821)		(684,562,457)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	8	Dec 2023	1,150,539	5,340	5,340
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	102	Dec 2023	14,794,351	221,833	221,833
Eurex Euro-Schatz Contracts (Germany)	87	Dec 2023	9,950,820	25,320	25,320
TME 10 Year Canadian Note Contracts (Canada)	305	Dec 2023	26,931,283	240,948	240,948

TOTAL BOND INDEX CONTRACTS					493,441

Treasury Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	73	Sep 2023	5,494,991	(27,029)	(27,029)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	386	Dec 2023	78,668,609	228,430	228,430
CBOT 5-Year U.S. Treasury Note Contracts (United States)	16,992	Dec 2023	1,816,816,500	1,391,107	1,391,107
CBOT Long Term U.S. Treasury Bond Contracts (United States)	310	Dec 2023	37,723,125	514,470	514,470

TOTAL TREASURY CONTRACTS					2,106,978

TOTAL PURCHASED					2,600,419

Sold

Bond Index Contracts
ICE Long Gilt Contracts (United Kingdom)	200	Dec 2023	24,213,615	(484,269)	(484,269)

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	3,644	Dec 2023	404,597,875	(4,007,632)	(4,007,632)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2,195	Dec 2023	234,693,516	(1,624,417)	(1,624,417)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	50	Dec 2023	6,084,375	(86,830)	(86,830)

TOTAL TREASURY CONTRACTS					(5,718,879)

TOTAL SOLD					(6,203,148)

TOTAL FUTURES CONTRACTS					(3,602,729)
The notional amount of futures purchased as a percentage of Net Assets is 6.3%
The notional amount of futures sold as a percentage of Net Assets is 2.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $973,986,636.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

GBP	907,000	USD	1,153,269	Barclays Bank PLC	9/01/23	(4,281)
USD	3,535,899	EUR	3,238,000	BNP Paribas S.A.	9/01/23	24,774
EUR	1,880,000	USD	2,040,817	BNP Paribas S.A.	9/05/23	(2,239)
AUD	317,000	USD	216,208	Brown Brothers Harriman & Co	9/15/23	(10,732)
CAD	219,000	USD	162,744	BNP Paribas S.A.	9/15/23	(641)
CAD	371,000	USD	274,286	BNP Paribas S.A.	9/15/23	327
CAD	123,000	USD	93,445	Brown Brothers Harriman & Co	9/15/23	(2,401)
CAD	224,000	USD	167,268	JPMorgan Chase Bank, N.A.	9/15/23	(1,464)
EUR	2,230,000	USD	2,441,924	BNP Paribas S.A.	9/15/23	(22,658)
EUR	2,589,000	USD	2,854,151	BNP Paribas S.A.	9/15/23	(45,416)
EUR	2,159,000	USD	2,407,326	BNP Paribas S.A.	9/15/23	(65,087)
EUR	697,000	USD	785,191	BNP Paribas S.A.	9/15/23	(29,035)
EUR	240,000	USD	261,263	BNP Paribas S.A.	9/15/23	(893)
EUR	3,620,000	USD	3,955,591	BNP Paribas S.A.	9/15/23	(28,354)
EUR	3,265,000	USD	3,574,163	Bank of America, N.A.	9/15/23	(32,055)
EUR	761,000	USD	838,291	Brown Brothers Harriman & Co	9/15/23	(12,703)
EUR	459,000	USD	501,030	Brown Brothers Harriman & Co	9/15/23	(3,074)
EUR	5,666,000	USD	6,231,393	Brown Brothers Harriman & Co	9/15/23	(84,506)
EUR	1,908,000	USD	2,146,891	Brown Brothers Harriman & Co	9/15/23	(76,955)
EUR	2,237,000	USD	2,481,059	Brown Brothers Harriman & Co	9/15/23	(54,200)
EUR	4,445,000	USD	4,911,192	Canadian Imperial Bk. of Comm.	9/15/23	(88,934)
EUR	1,199,000	USD	1,320,578	Canadian Imperial Bk. of Comm.	9/15/23	(19,816)
EUR	300,000	USD	329,022	Goldman Sachs Bank USA	9/15/23	(3,560)
EUR	722,000	USD	796,803	JPMorgan Chase Bank, N.A.	9/15/23	(13,525)
EUR	511,000	USD	552,791	JPMorgan Chase Bank, N.A.	9/15/23	1,579
EUR	6,370,000	USD	6,946,772	Royal Bank of Canada	9/15/23	(36,135)
GBP	1,337,000	USD	1,704,206	BNP Paribas S.A.	9/15/23	(10,415)
GBP	2,119,000	USD	2,667,287	BNP Paribas S.A.	9/15/23	17,188
GBP	511,000	USD	668,497	Brown Brothers Harriman & Co	9/15/23	(21,132)
GBP	385,000	USD	489,158	JPMorgan Chase Bank, N.A.	9/15/23	(1,417)
GBP	753,000	USD	957,640	JPMorgan Chase Bank, N.A.	9/15/23	(3,695)
GBP	296,000	USD	377,525	Royal Bank of Canada	9/15/23	(2,535)
USD	497,747	AUD	722,000	Bank of America, N.A.	9/15/23	29,754
USD	221,765	CAD	300,000	BNP Paribas S.A.	9/05/23	(260)
USD	27,256	CAD	36,000	Bank of America, N.A.	9/15/23	609
USD	199,669	CAD	267,000	Bank of America, N.A.	9/15/23	2,037
USD	148,681	CAD	200,000	Brown Brothers Harriman & Co	9/15/23	642
USD	52,987	CAD	70,000	Goldman Sachs Bank USA	9/15/23	1,173
USD	835,724	CAD	1,103,000	Royal Bank of Canada	9/15/23	19,288
USD	1,738,217	EUR	1,582,000	BNP Paribas S.A.	9/15/23	21,949
USD	4,844,422	EUR	4,429,000	BNP Paribas S.A.	9/15/23	39,522
USD	476,772	EUR	439,000	BNP Paribas S.A.	9/15/23	513
USD	403,761,621	EUR	367,253,000	Bank of America, N.A.	9/15/23	5,339,000
USD	85,934	EUR	79,000	Bank of America, N.A.	9/15/23	229
USD	876,091	EUR	793,000	Canadian Imperial Bk. of Comm.	9/15/23	15,787
USD	763,824	EUR	691,000	Citibank, N. A.	9/15/23	14,177
USD	477,321	EUR	436,000	JPMorgan Chase Bank, N.A.	9/15/23	4,317
USD	212,097,520	GBP	165,364,000	BNP Paribas S.A.	9/15/23	2,604,593
USD	547,954	GBP	418,000	BNP Paribas S.A.	9/15/23	18,407
USD	983,148	GBP	750,000	BNP Paribas S.A.	9/15/23	33,004
USD	191,582	GBP	150,000	BNP Paribas S.A.	9/15/23	1,553
USD	673,991	GBP	515,000	Bank of America, N.A.	9/15/23	21,558
USD	1,227,679	GBP	954,000	Bank of America, N.A.	9/15/23	19,095
USD	1,218,211	GBP	958,000	Barclays Bank PLC	9/15/23	4,560
USD	764,873	GBP	595,000	Canadian Imperial Bk. of Comm.	9/15/23	11,092
USD	1,243,268	GBP	980,000	JPMorgan Chase Bank, N.A.	9/15/23	1,746

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						7,570,355
Unrealized Appreciation						8,248,473
Unrealized Depreciation						(678,118)

For the period, the average contract value for forward foreign currency contracts was $647,752,624. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.
Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(3)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
CMBX N.A. AAA Index Series 13		Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		6,120,000	106,328	(66,737)	39,591
CMBX N.A. AAA Index Series 13		Dec 2072	Merrill Lynch Capital Services, Inc.	(0.5%)	Monthly		6,260,000	108,761	(105,862)	2,899
CMBX N.A. BBB Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,800,000	432,952	(517,978)	(85,026)
CMBX N.A. BBB- Index Series 13		Dec 2072	Goldman Sachs & Co. LLC	(3%)	Monthly		2,650,000	707,035	(713,266)	(6,231)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,820,000	437,763	(529,830)	(92,067)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		1,400,000	336,740	(348,654)	(11,914)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,650,000	637,402	(657,490)	(20,088)
CMBX N.A. BBB- Index Series 16		Apr 2065	Citigroup Global Markets Ltd.	(3%)	Monthly		2,200,000	529,164	(589,618)	(60,454)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		4,910,000	1,180,997	(1,465,961)	(284,964)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		1,750,000	420,926	(427,906)	(6,980)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		510,000	122,670	(136,613)	(13,943)
CMBX N.A. BBB- Index Series 16		Apr 2065	Goldman Sachs & Co. LLC	(3%)	Monthly		2,970,000	714,371	(873,828)	(159,457)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,340,000	322,309	(382,318)	(60,009)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,200,000	288,635	(323,023)	(34,388)
CMBX N.A. BBB- Index Series 16		Apr 2065	JPMorgan Securities LLC	(3%)	Monthly		1,280,000	307,877	(394,723)	(86,846)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		2,380,000	572,459	(613,265)	(40,806)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	401,683	(407,750)	(6,067)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,670,000	401,683	(420,616)	(18,933)
CMBX N.A. BBB- Index Series 16		Apr 2065	Morgan Stanley Capital Services LLC	(3%)	Monthly		1,680,000	404,089	(425,223)	(21,134)
Intesa Sanpaolo SpA		Jun 2028	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	7,980,000	(33,066)	11,100	(21,966)

TOTAL BUY PROTECTION								8,400,778	(9,389,561)	(988,783)
Sell Protection
CMBX N.A. AAA Index Series 13	NR	Dec 2072	Morgan Stanley Capital Services LLC	0.5%	Monthly		12,380,000	(215,089)	292,983	77,894
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Citigroup Global Markets Ltd.	0.5%	Monthly		17,290,000	(478,439)	479,993	1,554
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		12,870,000	(356,131)	350,096	(6,035)
CMBX N.A. AAA Index Series 15	NR	Nov 2064	Goldman Sachs & Co. LLC	0.5%	Monthly		7,720,000	(213,623)	210,003	(3,620)

TOTAL SELL PROTECTION								(1,263,282)	1,333,075	69,793
TOTAL CREDIT DEFAULT SWAPS								7,137,496	(8,056,486)	(918,990)

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	20,974,000	(383,810)	0	(383,810)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	1,920,000	(35,982)	0	(35,982)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2033	5,810,000	(176,625)	0	(176,625)
TOTAL INTEREST RATE SWAPS							(596,417)	0	(596,417)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,213,212,128 or 19.5% of net assets.

(c)	Non-income producing - Security is in default.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,744,088 or 0.0% of net assets.

(h)	Level 3 security
(i)	Security is perpetual in nature with no stated maturity date.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $28,001,841.
(k)	Security or a portion of the security has been segregated as collateral for open forward foreign currency contracts. At period end, the value of securities pledged amounted to $317,503.
(l)	Security or a portion of the security is on loan at period end.
(m)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $13,762,451.

(n)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,052,910.
(o)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(p)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(q)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(r)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(s)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(t)	Non-income producing
(u)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(v)	The coupon rate will be determined upon settlement of the loan after period end.
(w)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $2,286,552 and $2,287,528, respectively.

(x)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(y)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	5,862

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,623,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,749,086,847	11,288,597,353	12,485,436,672	59,926,294	-	(1)	552,247,527	1.4%
Fidelity Securities Lending Cash Central Fund 5.44%	676,408,590	7,157,451,167	7,569,025,007	734,290	-	-	264,834,750	0.9%
Total	2,425,495,437	18,446,048,520	20,054,461,679	60,660,584	-	(1)	817,082,277

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Equities:
Communication Services	2,192,200	-	-	2,192,200
Consumer Discretionary	3,354,821	2,262,335	-	1,092,486
Energy	32,141,064	22,389,143	-	9,751,921
Financials	7,902,777	4,136,216	-	3,766,561
Health Care	2,934,540	2,934,540	-	-
Industrials	3,264,432	2,659,916	-	604,516
Information Technology	3,260,351	2,261,563	-	998,788
Real Estate	3,680,290	3,180,196	500,094	-
Utilities	3,516,955	-	-	3,516,955

Corporate Bonds	9,891,497,387	-	9,887,296,114	4,201,273

U.S. Government and Government Agency Obligations	10,034,416,776	-	10,034,416,776	-

U.S. Government Agency - Mortgage Securities	6,245,053,923	-	6,245,053,923	-

Asset-Backed Securities	2,088,566,517	-	2,087,324,282	1,242,235

Collateralized Mortgage Obligations	508,748,169	-	508,748,154	15

Commercial Mortgage Securities	1,767,577,334	-	1,744,067,944	23,509,390

Municipal Securities	91,199,357	-	91,199,357	-

Foreign Government and Government Agency Obligations	422,954,055	-	422,954,055	-

Supranational Obligations	10,256,511	-	10,256,511	-

Bank Loan Obligations	2,036,936,970	-	2,002,476,952	34,460,018

Bank Notes	24,816,673	-	24,816,673	-

Preferred Securities	174,671,124	-	174,635,374	35,750

Money Market Funds	817,082,277	817,082,277	-	-

Purchased Swaptions	3,660,908	-	3,660,908	-
Total Investments in Securities:	34,179,685,411	856,906,186	33,237,407,117	85,372,108
Derivative Instruments:

Assets
Futures Contracts	2,627,448	2,627,448	-	-
Forward Foreign Currency Contracts	8,248,473	-	8,248,473	-
Swaps	8,433,844	-	8,433,844	-
Total Assets	19,309,765	2,627,448	16,682,317	-

Liabilities
Futures Contracts	(6,230,177)	(6,230,177)	-	-
Forward Foreign Currency Contracts	(678,118)	-	(678,118)	-
Swaps	(1,892,765)	-	(1,892,765)	-
Total Liabilities	(8,801,060)	(6,230,177)	(2,570,883)	-
Total Derivative Instruments:	10,508,705	(3,602,729)	14,111,434	-
Other Financial Instruments:

TBA Sale Commitments	(684,562,457)	-	(684,562,457)	-
Total Other Financial Instruments:	(684,562,457)	-	(684,562,457)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Credit Risk
Swaps (e)	8,433,844	(1,296,348)
Total Credit Risk	8,433,844	(1,296,348)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	8,248,473	(678,118)
Total Foreign Exchange Risk	8,248,473	(678,118)
Interest Rate Risk
Futures Contracts (b)	2,627,448	(6,230,177)
Purchased Swaptions (c)	3,660,908	0
Swaps (d)	0	(596,417)
Total Interest Rate Risk	6,288,356	(6,826,594)
Total Value of Derivatives	22,970,673	(8,801,060)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(c)Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

(d)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

(e)For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value (including securities loaned of $259,072,884) - See accompanying schedule:
Unaffiliated issuers (cost $36,338,762,526)	$33,362,603,134
Fidelity Central Funds (cost $817,026,322)	817,082,277

Total Investment in Securities (cost $37,155,788,848)		$34,179,685,411
Cash		5,604,614
Foreign currency held at value (cost $3,161,431)		3,158,788
Receivable for investments sold		7,952,915
Receivable for TBA sale commitments		677,879,821
Unrealized appreciation on forward foreign currency contracts		8,248,473
Receivable for fund shares sold		58,085,327
Dividends receivable		95,145
Interest receivable		264,191,042
Distributions receivable from Fidelity Central Funds		3,333,615
Receivable for daily variation margin on futures contracts		782,931
Receivable for daily variation margin on centrally cleared OTC swaps		47,773
Bi-lateral OTC swaps, at value		8,433,844
Receivable from investment adviser for expense reductions		193,651
Other receivables		853,868
Total assets		35,218,547,218
Liabilities
Payable for investments purchased
Regular delivery	$71,283,890
Delayed delivery	2,291,715,334
TBA sale commitments, at value	684,562,457
Unrealized depreciation on forward foreign currency contracts	678,118
Payable for fund shares redeemed	32,308,837
Distributions payable	12,620,587
Bi-lateral OTC swaps, at value	1,296,348
Accrued management fee	7,732,395
Distribution and service plan fees payable	322,671
Other affiliated payables	4,147,208
Other payables and accrued expenses	397,336
Collateral on securities loaned	264,834,750
Total Liabilities		3,371,899,931
Net Assets		$31,846,647,287
Net Assets consist of:
Paid in capital		$36,367,347,465
Total accumulated earnings (loss)		(4,520,700,178)
Net Assets		$31,846,647,287

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($835,581,419 ÷ 89,492,698 shares)(a)		$9.34
Maximum offering price per share (100/96.00 of $9.34)		$9.73
Class M :
Net Asset Value and redemption price per share ($291,127,159 ÷ 31,237,412 shares)(a)		$9.32
Maximum offering price per share (100/96.00 of $9.32)		$9.71
Class C :
Net Asset Value and offering price per share ($109,821,416 ÷ 11,758,647 shares)(a)		$9.34
Total Bond :
Net Asset Value, offering price and redemption price per share ($14,131,224,631 ÷ 1,514,175,282 shares)		$9.33
Class I :
Net Asset Value, offering price and redemption price per share ($9,287,825,914 ÷ 996,780,487 shares)		$9.32
Class Z :
Net Asset Value, offering price and redemption price per share ($7,191,066,748 ÷ 771,704,481 shares)		$9.32
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$16,489,844
Interest		1,297,370,056
Income from Fidelity Central Funds (including $734,290 from security lending)		60,660,584
Total Income		1,374,520,484
Expenses
Management fee	$87,883,315
Transfer agent fees	31,005,479
Distribution and service plan fees	3,703,707
Fund wide operations fee	15,472,639
Independent trustees' fees and expenses	105,265
Legal	388,524
Total expenses before reductions	138,558,929
Expense reductions	(2,639,501)
Total expenses after reductions		135,919,428
Net Investment income (loss)		1,238,601,056
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,181,403,685)
Forward foreign currency contracts	(27,853,655)
Foreign currency transactions	(1,237,516)
Futures contracts	9,276,840
Swaps	(1,375,363)
Total net realized gain (loss)		(1,202,593,379)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	45,417,187
Fidelity Central Funds	(1)
Forward foreign currency contracts	(7,651,484)
Assets and liabilities in foreign currencies	657,085
Futures contracts	(3,181,973)
Swaps	(2,012,713)
TBA Sale commitments	(16,536,657)
Total change in net unrealized appreciation (depreciation)		16,691,444
Net gain (loss)		(1,185,901,935)
Net increase (decrease) in net assets resulting from operations		$52,699,121
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,238,601,056	$810,521,427
Net realized gain (loss)	(1,202,593,379)	(256,087,887)
Change in net unrealized appreciation (depreciation)	16,691,444	(4,366,198,255)
Net increase (decrease) in net assets resulting from operations	52,699,121	(3,811,764,715)
Distributions to shareholders	(1,223,895,143)	(828,469,006)

Share transactions - net increase (decrease)	3,426,795,976	79,472,472
Total increase (decrease) in net assets	2,255,599,954	(4,560,761,249)

Net Assets
Beginning of period	29,591,047,333	34,151,808,582
End of period	$31,846,647,287	$29,591,047,333

Financial Highlights
Fidelity Advisor® Total Bond Fund Class A

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$11.23	$11.52	$11.00	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.367	.237	.224	.269	.300
Net realized and unrealized gain (loss)	(.364)	(1.524)	.006	.521	.646
Total from investment operations	.003	(1.287)	.230	.790	.946
Distributions from net investment income	(.363)	(.238)	(.214)	(.260)	(.326)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.363)	(.243)	(.520)	(.270)	(.326)
Net asset value, end of period	$9.34	$9.70	$11.23	$11.52	$11.00
Total Return C,D	.07%	(11.59)%	2.09%	7.30%	9.32%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	3.90%	2.25%	2.01%	2.42%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$835,581	$729,405	$900,239	$803,222	$614,156
Portfolio turnover rate G	177%	129%	195%	222%	170% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class M

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.367	.237	.224	.268	.300
Net realized and unrealized gain (loss)	(.365)	(1.525)	.006	.522	.646
Total from investment operations	.002	(1.288)	.230	.790	.946
Distributions from net investment income	(.362)	(.237)	(.214)	(.260)	(.326)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.362)	(.242)	(.520)	(.270)	(.326)
Net asset value, end of period	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C,D	.06%	(11.62)%	2.09%	7.31%	9.33%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	3.90%	2.25%	2.01%	2.42%	2.86%
Supplemental Data
Net assets, end of period (000 omitted)	$291,127	$301,768	$373,315	$369,850	$343,191
Portfolio turnover rate G	177%	129%	195%	222%	170% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class C

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.70	$11.24	$11.53	$11.01	$10.39
Income from Investment Operations
Net investment income (loss) A,B	.295	.157	.139	.184	.220
Net realized and unrealized gain (loss)	(.364)	(1.535)	.006	.521	.646
Total from investment operations	(.069)	(1.378)	.145	.705	.866
Distributions from net investment income	(.291)	(.157)	(.129)	(.175)	(.246)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.291)	(.162)	(.435)	(.185)	(.246)
Net asset value, end of period	$9.34	$9.70	$11.24	$11.53	$11.01
Total Return C,D	(.70)%	(12.35)%	1.31%	6.49%	8.49%
Ratios to Average Net Assets B,E,F
Expenses before reductions	1.52%	1.52%	1.51%	1.51%	1.52%
Expenses net of fee waivers, if any	1.52%	1.52%	1.51%	1.51%	1.52%
Expenses net of all reductions	1.52%	1.52%	1.51%	1.51%	1.52%
Net investment income (loss)	3.13%	1.49%	1.24%	1.66%	2.10%
Supplemental Data
Net assets, end of period (000 omitted)	$109,821	$112,311	$171,689	$205,949	$153,944
Portfolio turnover rate G	177%	129%	195%	222%	170% H

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the contingent deferred sales charge.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Total Bond Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.69	$11.23	$11.52	$11.00	$10.38
Income from Investment Operations
Net investment income (loss) A,B	.396	.267	.258	.301	.333
Net realized and unrealized gain (loss)	(.365)	(1.533)	.005	.522	.645
Total from investment operations	.031	(1.266)	.263	.823	.978
Distributions from net investment income	(.391)	(.269)	(.247)	(.293)	(.358)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.391)	(.274)	(.553)	(.303)	(.358)
Net asset value, end of period	$9.33	$9.69	$11.23	$11.52	$11.00
Total Return C	.36%	(11.42)%	2.39%	7.62%	9.65%
Ratios to Average Net Assets A,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	4.20%	2.55%	2.30%	2.72%	3.17%
Supplemental Data
Net assets, end of period (000 omitted)	$14,131,225	$14,816,563	$16,260,424	$16,158,697	$14,074,694
Portfolio turnover rate F	177%	129%	195%	222%	170% G

ANet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

BCalculated based on average shares outstanding during the period.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class I

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.390	.262	.252	.296	.326
Net realized and unrealized gain (loss)	(.364)	(1.524)	.006	.521	.646
Total from investment operations	.026	(1.262)	.258	.817	.972
Distributions from net investment income	(.386)	(.263)	(.242)	(.287)	(.352)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.386)	(.268)	(.548)	(.297)	(.352)
Net asset value, end of period	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C	.31%	(11.40)%	2.34%	7.58%	9.61%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	4.15%	2.50%	2.25%	2.67%	3.12%
Supplemental Data
Net assets, end of period (000 omitted)	$9,287,826	$7,251,751	$8,422,197	$7,629,091	$6,348,237
Portfolio turnover rate F	177%	129%	195%	222%	170% G

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Total Bond Fund Class Z

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.68	$11.21	$11.50	$10.98	$10.36
Income from Investment Operations
Net investment income (loss) A,B	.403	.278	.267	.311	.340
Net realized and unrealized gain (loss)	(.364)	(1.525)	.006	.522	.647
Total from investment operations	.039	(1.247)	.273	.833	.987
Distributions from net investment income	(.399)	(.278)	(.257)	(.303)	(.367)
Distributions from net realized gain	-	(.005)	(.306)	(.010)	-
Total distributions	(.399)	(.283)	(.563)	(.313)	(.367)
Net asset value, end of period	$9.32	$9.68	$11.21	$11.50	$10.98
Total Return C	.45%	(11.27)%	2.48%	7.73%	9.76%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	4.29%	2.64%	2.39%	2.81%	3.26%
Supplemental Data
Net assets, end of period (000 omitted)	$7,191,067	$6,379,250	$8,023,946	$5,723,315	$3,774,546
Portfolio turnover rate F	177%	129%	195%	222%	170% G

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. $For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$397,336

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$149,764,163
Gross unrealized depreciation	(3,044,894,597)
Net unrealized appreciation (depreciation)	$(2,895,130,434)
Tax Cost	$37,091,357,146

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,676,082
Capital loss carryforward	$(1,625,202,094)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,898,174,170)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(788,677,536)
Long-term	(836,524,558)
Total capital loss carryforward	$(1,625,202,094)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$1,223,895,143	$812,978,824
Long-term Capital Gains	-	15,490,182
Total	$1,223,895,143	$828,469,006

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Total Bond Fund
Credit Risk
Purchased Options	(6,388,467)	599,839
Swaps	1,194,277	(1,956,626)
Total Credit Risk	(5,194,190)	(1,356,787)
Foreign Exchange Risk
Forward Foreign Currency Contracts	(27,853,655)	(7,651,484)
Total Foreign Exchange Risk	(27,853,655)	(7,651,484)
Interest Rate Risk
Futures Contracts	9,276,840	(3,181,973)
Purchased Options	-	13,464
Swaps	(2,569,640)	(56,087)
Total Interest Rate Risk	6,707,200	(3,224,596)
Totals	(26,340,645)	(12,232,867)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates and potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in total accumulated earnings (loss) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	32,497,605,893	33,855,729,433
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$1,900,807	$60,790
Class M	- %	.25%	732,664	2,102
Class C	.75%	.25%	1,070,236	170,833
			$3,703,707	$233,725

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$126,816
Class M	11,447
Class C A	796
$139,059
A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$ 1,134,647.15
Class M	438,948.15
Class C	180,347.17
Total Bond	13,992,187.10
Class I	12,095,435.15
Class Z	3,163,915.05
	$31,005,479

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.05%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$381

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	2,295,876	1,903,358	35,497
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$80,151	$2,843	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$2,523,330

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $115,961. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$210
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$29,313,852	$18,978,754
Class M	11,280,779	7,923,873
Class C	3,292,973	2,143,669
Total Bond	580,079,347	397,399,649
Class I	331,812,591	200,685,515
Class Z	268,115,601	201,337,546
Total	$1,223,895,143	$828,469,006
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2023	Year ended August 31, 2022	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Total Bond Fund
Class A
Shares sold	31,496,069	16,666,627	$297,683,264	$176,364,750
Reinvestment of distributions	3,041,689	1,771,072	28,656,228	18,485,086
Shares redeemed	(20,276,514)	(23,343,223)	(191,091,866)	(244,762,728)
Net increase (decrease)	14,261,244	(4,905,524)	$135,247,626	$(49,912,892)
Class M
Shares sold	7,723,677	8,195,741	$72,808,141	$87,497,942
Reinvestment of distributions	1,193,780	756,846	11,223,357	7,884,425
Shares redeemed	(8,862,373)	(11,063,455)	(83,493,790)	(116,365,253)
Net increase (decrease)	55,084	(2,110,868)	$537,708	$(20,982,886)
Class C
Shares sold	4,274,731	1,532,704	$40,409,231	$16,248,853
Reinvestment of distributions	340,360	199,758	3,207,040	2,087,377
Shares redeemed	(4,437,146)	(5,430,823)	(41,762,472)	(57,187,283)
Net increase (decrease)	177,945	(3,698,361)	$1,853,799	$(38,851,053)
Total Bond
Shares sold	408,163,826	615,269,221	$3,836,234,230	$6,288,570,907
Reinvestment of distributions	54,228,842	33,962,376	510,422,634	353,838,883
Shares redeemed	(477,138,941)	(568,466,680)	(4,459,488,339)	(5,903,672,470)
Net increase (decrease)	(14,746,273)	80,764,917	$(112,831,475)	$738,737,320
Class I
Shares sold	486,572,554	256,144,611	$4,574,529,789	$2,659,006,174
Reinvestment of distributions	33,954,063	18,429,174	319,340,003	191,846,600
Shares redeemed	(273,236,836)	(276,345,429)	(2,565,015,312)	(2,864,282,651)
Net increase (decrease)	247,289,781	(1,771,644)	$2,328,854,480	$(13,429,877)
Class Z
Shares sold	339,028,298	266,380,048	$3,195,114,991	$2,802,215,358
Reinvestment of distributions	22,583,760	15,081,006	212,295,381	157,427,587
Shares redeemed	(249,165,559)	(337,880,305)	(2,334,276,534)	(3,495,731,085)
Net increase (decrease)	112,446,499	(56,419,251)	$1,073,133,838	$(536,088,140)
12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
13. Credit Risk.
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.
14. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Fidelity® Total Bond Fund
Class A	.74%
Actual		$ 1,000	$ 1,011.90	$ 3.75
Hypothetical-B		$ 1,000	$ 1,021.48	$ 3.77
Class M	.74%
Actual		$ 1,000	$ 1,011.90	$ 3.75
Hypothetical-B		$ 1,000	$ 1,021.48	$ 3.77
Class C	1.51%
Actual		$ 1,000	$ 1,008.10	$ 7.64
Hypothetical-B		$ 1,000	$ 1,017.59	$ 7.68
Fidelity® Total Bond Fund	.45%
Actual		$ 1,000	$ 1,013.40	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29
Class I	.50%
Actual		$ 1,000	$ 1,013.20	$ 2.54
Hypothetical-B		$ 1,000	$ 1,022.68	$ 2.55
Class Z	.36%
Actual		$ 1,000	$ 1,013.90	$ 1.83
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 17.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $651,553,247 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $1,223,895,143 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.789692.121
TBD-ANN-1023
Fidelity® Government Income Fund

Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	-6.76%	-1.29%	0.04%
Class M (incl. 4.00% sales charge)	-6.73%	-1.28%	0.05%
Class C (incl. contingent deferred sales charge)	-4.48%	-1.23%	-0.17%
Fidelity® Government Income Fund	-2.44%	-0.17%	0.78%
Class I	-2.59%	-0.20%	0.72%
Class Z	-2.35%	-0.06%	0.80%

Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.
The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.
$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Government Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Sean Corcoran and Franco Castagliuolo:
For the fiscal year, the fund's share classes (excluding sales charges, if applicable) returned roughly -3.5% to -2.5%, net of fees, versus -2.02% for the benchmark, the Bloomberg 75% US Government/25% US Mortgage-Backed Securities Blended Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund's interest rate positioning detracted from relative performance for the 12 months. Specifically, the fund had more sensitivity, as measured by its modestly longer duration, than the benchmark this period, which hurt because interest rates rose. An underweight to 30-year conventional mortgage-backed securities, primarily lower-coupon (2.5% and below) bonds, also hurt the relative result given that they outpaced the benchmark. In contrast, the fund's performance versus the benchmark was boosted by holdings in securities made up of 15-year mortgages, an area in which we built an overweight late in the reporting period when we identified attractively priced securities. It also helped to overweight mortgage securities backed by reverse mortgages.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

Zero coupon bonds	0.0
0.01 - 0.99%	9.7
1 - 1.99%	11.7
2 - 2.99%	32.2
3 - 3.99%	19.5
4 - 4.99%	13.3
5 - 5.99%	7.8
6 - 6.99%	0.8
7 - 7.99%	0.0
8 - 8.99%	0.0
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Percentages shown as 0.0% may reflect amounts less than 0.05%.
Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (4.2)%
Futures and Swaps - 10.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional. fidelity.com, as applicable.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 61.1%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.6%
Freddie Mac 4% 11/25/24	18,000	17,669
Tennessee Valley Authority:
5.25% 9/15/39	2,235	2,297
5.375% 4/1/56	2,737	2,897
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,863
U.S. Treasury Obligations - 60.3%
U.S. Treasury Bonds:
2% 8/15/51	96,662	61,369
2.25% 2/15/52	18,700	12,615
2.375% 2/15/42	353	263
2.5% 2/15/45	141,861	104,173
2.875% 5/15/49	4,458	3,456
3% 2/15/49	95,774	76,024
3.625% 2/15/53	140,154	126,270
3.625% 5/15/53	70,650	63,717
4.125% 8/15/53	6,290	6,205
4.75% 2/15/37	55,003	58,729
U.S. Treasury Notes:
0.25% 5/15/24	4,258	4,106
0.25% 7/31/25	11,803	10,812
0.25% 9/30/25	870	793
0.25% 10/31/25	17,700	16,069
0.375% 4/30/25	236,870	219,503
0.625% 10/15/24	25,100	23,834
0.75% 8/31/26	125,830	112,652
1.125% 10/31/26	47,300	42,640
1.125% 8/31/28	290,798	249,950
1.5% 9/30/24	13,631	13,088
1.5% 10/31/24	24,300	23,274
1.5% 1/31/27	22,230	20,164
1.625% 9/30/26	1,028	944
1.75% 7/31/24	1,720	1,663
2.25% 4/30/24	87,731	85,918
2.25% 3/31/26	928	875
2.375% 3/31/29	23,000	20,859
2.5% 2/28/26	68,418	64,957
2.5% 3/31/27	46,600	43,666
2.625% 5/31/27	45,180	42,409
2.625% 7/31/29	41,009	37,558
2.75% 2/15/24	28,749	28,403
2.75% 4/30/27	40,000	37,755
2.75% 7/31/27	33,510	31,545
2.75% 5/31/29	18,900	17,459
2.75% 8/15/32	5,691	5,108
2.875% 4/30/29	7,778	7,239
2.875% 5/15/32	28,790	26,164
3% 7/31/24	37,100	36,300
3.375% 5/15/33	14,050	13,236
3.5% 1/31/28	5,750	5,560
3.625% 5/15/26	26,990	26,318
3.75% 5/31/30	55,440	53,944
3.75% 6/30/30	37,950	36,924
3.875% 1/15/26	17,280	16,953
3.875% 12/31/27	7,700	7,557
3.875% 8/15/33	4,794	4,709
4% 12/15/25	23,900	23,513
4.125% 6/15/26	39,440	38,984
4.125% 10/31/27	24,500	24,271
4.125% 8/31/30	15,300	15,235
4.125% 11/15/32	12,312	12,306
4.25% 12/31/24	29,400	29,041
4.375% 10/31/24	35,300	34,935
4.5% 11/30/24	77,700	77,002
4.625% 2/28/25	18,900	18,769
4.75% 7/31/25	30,490	30,408
TOTAL U.S. TREASURY OBLIGATIONS		2,208,193
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,266
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,457,427)		2,239,322

U.S. Government Agency - Mortgage Securities - 36.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 15.1%
12 month U.S. LIBOR + 1.360% 3.932% 10/1/35 (b)(c)	6	6
12 month U.S. LIBOR + 1.440% 3.945% 4/1/37 (b)(c)	1	1
12 month U.S. LIBOR + 1.460% 3.846% 1/1/35 (b)(c)	10	10
12 month U.S. LIBOR + 1.480% 5.73% 7/1/34 (b)(c)	7	7
12 month U.S. LIBOR + 1.530% 3.94% 3/1/36 (b)(c)	63	63
12 month U.S. LIBOR + 1.550% 3.985% 2/1/44 (b)(c)	23	23
12 month U.S. LIBOR + 1.550% 5.215% 5/1/44 (b)(c)	34	34
12 month U.S. LIBOR + 1.550% 5.803% 6/1/36 (b)(c)	15	16
12 month U.S. LIBOR + 1.560% 3.935% 2/1/44 (b)(c)	56	56
12 month U.S. LIBOR + 1.560% 4.065% 3/1/37 (b)(c)	80	80
12 month U.S. LIBOR + 1.570% 4.164% 4/1/44 (b)(c)	104	105
12 month U.S. LIBOR + 1.580% 3.83% 1/1/44 (b)(c)	57	57
12 month U.S. LIBOR + 1.580% 4.08% 4/1/44 (b)(c)	38	38
12 month U.S. LIBOR + 1.620% 4.537% 5/1/35 (b)(c)	3	3
12 month U.S. LIBOR + 1.630% 3.815% 9/1/36 (b)(c)	1	1
12 month U.S. LIBOR + 1.630% 4.911% 11/1/36 (b)(c)	13	13
12 month U.S. LIBOR + 1.640% 3.895% 6/1/47 (b)(c)	15	15
12 month U.S. LIBOR + 1.640% 5.18% 5/1/36 (b)(c)	0	0
12 month U.S. LIBOR + 1.680% 4.653% 7/1/43 (b)(c)	22	22
12 month U.S. LIBOR + 1.700% 5.189% 6/1/42 (b)(c)	53	53
12 month U.S. LIBOR + 1.730% 4.021% 3/1/40 (b)(c)	141	143
12 month U.S. LIBOR + 1.750% 4.454% 7/1/35 (b)(c)	26	26
12 month U.S. LIBOR + 1.750% 4.579% 8/1/41 (b)(c)	4	4
12 month U.S. LIBOR + 1.770% 3.995% 2/1/37 (b)(c)	24	24
12 month U.S. LIBOR + 1.800% 4.055% 1/1/42 (b)(c)	148	150
12 month U.S. LIBOR + 1.800% 4.505% 12/1/40 (b)(c)	81	82
12 month U.S. LIBOR + 1.800% 6.05% 7/1/41 (b)(c)	20	21
12 month U.S. LIBOR + 1.810% 4.06% 12/1/39 (b)(c)	1	1
12 month U.S. LIBOR + 1.810% 4.068% 9/1/41 (b)(c)	17	17
12 month U.S. LIBOR + 1.810% 4.304% 2/1/42 (b)(c)	86	87
12 month U.S. LIBOR + 1.810% 6.05% 7/1/41 (b)(c)	33	34
12 month U.S. LIBOR + 1.820% 4.295% 2/1/35 (b)(c)	4	4
12 month U.S. LIBOR + 1.830% 4.08% 10/1/41 (b)(c)	14	14
12 month U.S. LIBOR + 1.850% 4.429% 4/1/36 (b)(c)	18	19
12 month U.S. LIBOR + 1.890% 5.057% 8/1/35 (b)(c)	16	16
12 month U.S. LIBOR + 1.950% 5.771% 7/1/37 (b)(c)	4	4
6 month U.S. LIBOR + 1.470% 4.059% 10/1/33 (b)(c)	14	14
6 month U.S. LIBOR + 1.530% 4.372% 3/1/35 (b)(c)	27	27
6 month U.S. LIBOR + 1.530% 4.461% 12/1/34 (b)(c)	15	15
REFINITIV USD IBOR CONSUMER CA + 1.500% 4.724% 1/1/35 (b)(c)	3	3
REFINITIV USD IBOR CONSUMER CA + 1.510% 7.023% 2/1/33 (b)(c)	12	12
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.074% 9/1/33 (b)(c)	24	25
REFINITIV USD IBOR CONSUMER CA + 1.550% 6.154% 10/1/33 (b)(c)	9	9
REFINITIV USD IBOR CONSUMER CA + 1.560% 7.103% 7/1/35 (b)(c)	9	9
REFINITIV USD IBOR CONSUMER CA + 1.620% 4.293% 3/1/33 (b)(c)	9	9
REFINITIV USD IBOR CONSUMER CA + 1.740% 5.467% 5/1/36 (b)(c)	27	27
REFINITIV USD IBOR CONSUMER CA + 1.960% 4.424% 9/1/35 (b)(c)	0	0
U.S. TREASURY 1 YEAR INDEX + 2.180% 4.546% 7/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.200% 4.583% 3/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.270% 4.395% 6/1/36 (b)(c)	2	2
U.S. TREASURY 1 YEAR INDEX + 2.280% 4.404% 10/1/33 (b)(c)	20	20
U.S. TREASURY 1 YEAR INDEX + 2.460% 5.33% 7/1/34 (b)(c)	3	3
1.5% 11/1/40 to 2/1/51 (d)	71,901	55,783
2% 2/1/28 to 4/1/52	185,009	155,644
2.5% 1/1/28 to 1/1/52	130,998	112,521
3% 1/1/28 to 2/1/52 (e)(f)	71,824	63,952
3.4% 8/1/42 to 9/1/42	25	23
3.5% 5/1/35 to 3/1/52	59,846	53,875
4% 3/1/36 to 4/1/49	6,820	6,429
4.25% 11/1/41	5	5
4.5% to 4.5% 6/1/24 to 1/1/53	23,198	22,173
5% 10/1/29 to 12/1/52	24,592	24,063
5.279% 8/1/41 (b)	53	53
5.5% 12/1/23 to 8/1/53	41,415	41,093
6% to 6% 9/1/29 to 6/1/53 (d)	14,384	14,606
6.5% 12/1/23 to 8/1/36	439	451
6.688% 2/1/39 (b)	27	28
7% to 7% 2/1/24 to 10/1/32	17	17
7.5% to 7.5% 9/1/25 to 11/1/31	10	10
TOTAL FANNIE MAE		552,165
Freddie Mac - 9.7%
12 month U.S. LIBOR + 1.320% 3.575% 1/1/36 (b)(c)	6	6
12 month U.S. LIBOR + 1.370% 3.634% 3/1/36 (b)(c)	5	5
12 month U.S. LIBOR + 1.500% 3.824% 3/1/36 (b)(c)	3	3
12 month U.S. LIBOR + 1.660% 4.04% 7/1/36 (b)(c)	20	20
12 month U.S. LIBOR + 1.750% 4% 12/1/40 (b)(c)	29	29
12 month U.S. LIBOR + 1.750% 4% 9/1/41 (b)(c)	280	284
12 month U.S. LIBOR + 1.750% 6% 7/1/41 (b)(c)	7	7
12 month U.S. LIBOR + 1.860% 5.239% 4/1/36 (b)(c)	2	2
12 month U.S. LIBOR + 1.880% 4.13% 9/1/41 (b)(c)	26	26
12 month U.S. LIBOR + 1.880% 4.13% 10/1/41 (b)(c)	306	310
12 month U.S. LIBOR + 1.880% 5.255% 4/1/41 (b)(c)	7	7
12 month U.S. LIBOR + 1.900% 4.936% 10/1/42 (b)(c)	107	107
12 month U.S. LIBOR + 1.910% 5.212% 5/1/41 (b)(c)	47	48
12 month U.S. LIBOR + 1.910% 5.568% 5/1/41 (b)(c)	55	55
12 month U.S. LIBOR + 1.910% 5.698% 6/1/41 (b)(c)	51	52
12 month U.S. LIBOR + 1.910% 6.16% 6/1/41 (b)(c)	17	17
12 month U.S. LIBOR + 2.020% 4.936% 4/1/38 (b)(c)	2	2
12 month U.S. LIBOR + 2.030% 4.158% 3/1/33 (b)(c)	1	1
12 month U.S. LIBOR + 2.040% 6.256% 7/1/36 (b)(c)	107	109
12 month U.S. LIBOR + 2.200% 4.45% 12/1/36 (b)(c)	4	4
REFINITIV USD IBOR CONSUMER CA + 1.120% 4.029% 8/1/37 (b)(c)	2	2
REFINITIV USD IBOR CONSUMER CA + 1.660% 4.165% 1/1/37 (b)(c)	5	5
REFINITIV USD IBOR CONSUMER CA + 1.660% 7.04% 7/1/35 (b)(c)	3	3
REFINITIV USD IBOR CONSUMER CA + 1.880% 4.488% 10/1/36 (b)(c)	35	35
REFINITIV USD IBOR CONSUMER CA + 1.990% 5.001% 10/1/35 (b)(c)	17	18
REFINITIV USD IBOR CONSUMER CA + 2.010% 6.76% 5/1/37 (b)(c)	3	3
REFINITIV USD IBOR CONSUMER CA + 2.020% 7.385% 6/1/37 (b)(c)	7	7
REFINITIV USD IBOR CONSUMER CA + 2.680% 7.524% 10/1/35 (b)(c)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.030% 4.857% 6/1/33 (b)(c)	25	25
U.S. TREASURY 1 YEAR INDEX + 2.230% 5.065% 4/1/34 (b)(c)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.260% 5.196% 6/1/33 (b)(c)	7	7
U.S. TREASURY 1 YEAR INDEX + 2.430% 5.024% 3/1/35 (b)(c)	13	13
U.S. TREASURY 1 YEAR INDEX + 2.540% 6.046% 7/1/35 (b)(c)	215	218
1.5% 12/1/40 to 3/1/51	40,339	30,830
2% 5/1/35 to 4/1/52	88,203	72,755
2.5% 1/1/28 to 1/1/52	66,749	57,851
3% 12/1/30 to 3/1/52	23,667	20,846
3.5% 3/1/32 to 3/1/52	34,423	31,198
4% 1/1/36 to 2/1/50	6,328	5,986
4% 4/1/48	2	2
4.5% 6/1/25 to 11/1/52	32,139	30,609
5% 8/1/33 to 12/1/52	29,121	28,429
5.5% 10/1/52 to 8/1/53 (d)	52,065	51,827
6% 1/1/24 to 7/1/53	18,422	18,673
6.5% 5/1/26 to 1/1/53 (e)	4,983	5,068
7% 8/1/26 to 9/1/36	21	22
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
TOTAL FREDDIE MAC		355,548
Ginnie Mae - 8.1%
3.5% 11/15/40 to 12/20/49	2,273	2,101
4% 8/15/39 to 5/20/49	8,379	7,952
4.5% 6/20/33 to 6/20/41	1,381	1,347
5.5% 10/15/35 to 9/15/39	40	41
7% to 7% 11/15/27 to 8/15/32	13	13
7.5% to 7.5% 12/15/23 to 1/15/31	4	4
8% 12/15/23 to 12/15/27	0	0
8.5% 8/15/29 to 1/15/31	0	0
2% 11/20/50 to 4/20/51	45,992	38,069
2% 9/1/53 (g)	22,700	18,728
2% 9/1/53 (g)	30,050	24,791
2% 9/1/53 (g)	8,300	6,848
2% 9/1/53 (g)	11,450	9,446
2% 9/1/53 (g)	18,350	15,139
2% 9/1/53 (g)	16,650	13,736
2% 10/1/53 (g)	3,700	3,056
2% 10/1/53 (g)	46,300	38,237
2.5% 6/20/51 to 12/20/51	22,029	18,771
2.5% 9/1/53 (g)	15,700	13,363
2.5% 10/1/53 (g)	1,700	1,448
3% 5/15/42 to 2/20/50	923	824
3% 9/1/53 (g)	20,400	17,938
3% 9/1/53 (g)	13,575	11,936
3% 9/1/53 (g)	13,950	12,266
3% 9/1/53 (g)	5,150	4,528
3% 9/1/53 (g)	675	594
3% 10/1/53 (g)	19,750	17,378
4% 9/1/53 (g)	1,250	1,165
4% 9/1/53 (g)	1,000	932
5% 9/20/33 to 4/20/48	779	775
5.47% 8/20/59 (b)(h)	1	1
5.5% 9/1/53 (g)	7,850	7,773
5.5% 9/1/53 (g)	7,650	7,575
6% 11/20/31 to 5/15/40	1,400	1,428
6.5% 3/20/31 to 8/15/36	7	7
TOTAL GINNIE MAE		298,210
Uniform Mortgage Backed Securities - 3.2%
1.5% 9/1/53 (g)	925	697
1.5% 9/1/53 (g)	775	584
2% 9/1/53 (g)	1,200	955
2% 9/1/53 (g)	2,350	1,871
2% 9/1/53 (g)	1,700	1,353
2% 9/1/53 (g)	2,200	1,751
2% 9/1/53 (g)	2,100	1,672
2% 9/1/53 (g)	18,700	14,886
2% 10/1/53 (g)	550	438
2% 10/1/53 (g)	200	159
2% 10/1/53 (g)	200	159
2% 10/1/53 (g)	350	279
2.5% 9/1/53 (g)	1,650	1,368
2.5% 9/1/53 (g)	1,150	953
2.5% 9/1/53 (g)	13,750	11,396
3% 9/1/53 (g)	1,500	1,292
3% 9/1/53 (g)	3,025	2,606
3% 9/1/53 (g)	475	409
4% 9/1/53 (g)	13,975	12,901
4% 9/1/53 (g)	7,800	7,200
4% 9/1/53 (g)	6,125	5,654
5% 9/1/38 (g)	8,200	8,099
5% 9/1/38 (g)	1,900	1,877
5.5% 9/1/53 (g)	7,500	7,409
5.5% 9/1/53 (g)	3,300	3,260
5.5% 9/1/53 (g)	12,675	12,521
5.5% 9/1/53 (g)	14,200	14,027
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		115,776
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,393,572)		1,321,699

Collateralized Mortgage Obligations - 6.5%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 6.5%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 3.31% 4/25/24 (b)(c)	2	2
Series 2001-38 Class QF, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.090% 6.3821% 8/25/31 (b)(c)	23	23
Series 2002-18 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2021% 2/25/32 (b)(c)	1	1
Series 2002-39 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.3445% 3/18/32 (b)(c)	1	1
Series 2002-49 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.9445% 11/18/31 (b)(c)	19	19
Series 2002-60 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 4/25/32 (b)(c)	10	10
Series 2002-63 Class FN, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 10/25/32 (b)(c)	1	1
Series 2002-7 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.860% 6.1521% 1/25/32 (b)(c)	0	0
Series 2002-74 Class FV, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.8521% 11/25/32 (b)(c)	20	20
Series 2002-75 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.4021% 11/25/32 (b)(c)	18	18
Series 2003-118 Class S, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 12/25/33 (b)(i)(j)	18	2
Series 2006-104 Class GI, 6.560% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2779% 11/25/36 (b)(i)(j)	13	1
Series 2010-15 Class FJ, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.040% 6.3321% 6/25/36 (b)(c)	1,608	1,608
planned amortization class:
Series 1993-207 Class H, 6.5% 11/25/23	0	0
Series 1996-28 Class PK, 6.5% 7/25/25	0	0
Series 1999-17 Class PG, 6% 4/25/29	5	5
Series 1999-32 Class PL, 6% 7/25/29	6	6
Series 1999-33 Class PK, 6% 7/25/29	4	4
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-70 Class BJ, 5% 7/25/33	30	29
Series 2005-102 Class CO 11/25/35 (k)	3	3
Series 2005-64 Class PX, 5.5% 6/25/35	86	85
Series 2005-68 Class CZ, 5.5% 8/25/35	1,499	1,500
Series 2005-73 Class SA, 17.500% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 3.5046% 8/25/35 (b)(c)(j)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	11	11
Series 2006-12 Class BO 10/25/35 (k)	14	12
Series 2006-15 Class OP 3/25/36 (k)	18	15
Series 2006-37 Class OW 5/25/36 (k)	2	2
Series 2006-45 Class OP 6/25/36 (k)	173	136
Series 2006-62 Class KP 4/25/36 (k)	9	7
Series 2010-118 Class PB, 4.5% 10/25/40	1,647	1,597
Series 2012-149:
Class DA, 1.75% 1/25/43	312	280
Class GA, 1.75% 6/25/42	342	306
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	5	5
Series 2001-20 Class Z, 6% 5/25/31	6	6
Series 2001-31 Class ZC, 6.5% 7/25/31	3	3
Series 2002-16 Class ZD, 6.5% 4/25/32	2	2
Series 2002-74 Class SV, 7.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.1479% 11/25/32 (b)(i)(j)	4	0
Series 2003-117 Class MD, 5% 12/25/23	1	1
Series 2004-52 Class KZ, 5.5% 7/25/34	145	144
Series 2004-91 Class Z, 5% 12/25/34	1,425	1,396
Series 2005-117 Class JN, 4.5% 1/25/36	95	93
Series 2005-14 Class ZB, 5% 3/25/35	440	431
Series 2006-72 Class CY, 6% 8/25/26	295	294
Series 2009-59 Class HB, 5% 8/25/39	688	678
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	5	0
Series 2020-101 Class BA, 1.5% 9/25/45	3,028	2,528
Series 2020-49 Class JA, 2% 8/25/44	1,102	979
Series 2021-68 Class A, 2% 7/25/49	2,179	1,747
Series 2021-85 Class L, 2.5% 8/25/48	1,191	1,027
Series 2021-96 Class HA, 2.5% 2/25/50	1,965	1,705
Series 2022-1 Class KA, 3% 5/25/48	1,992	1,771
Series 2022-3 Class N, 2% 10/25/47	16,061	13,429
Series 2022-4 Class B, 2.5% 5/25/49	1,435	1,232
Series 2022-49 Class TE, 4.5% 12/25/48	15,071	14,468
Series 2022-65 Class GA, 5% 4/25/46	15,137	14,641
Series 2022-7 Class A, 3% 5/25/48	2,837	2,522
Series 06-116 Class SG, 6.520% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2379% 12/25/36 (b)(i)(j)	9	1
Series 07-40 Class SE, 6.320% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.0379% 5/25/37 (b)(i)(j)	5	0
Series 1993-165 Class SH, 19.800% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 4.5198% 9/25/23 (b)(c)(j)	0	0
Series 2003-21 Class SK, 7.980% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 2.6979% 3/25/33 (b)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	73	73
Series 2005-79 Class ZC, 5.9% 9/25/35	42	42
Series 2007-57 Class SA, 40.600% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 8.2076% 6/25/37 (b)(c)(j)	4	5
Series 2007-66:
Class SA, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (b)(c)(j)	6	7
Class SB, 38.910% x U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 7.1876% 7/25/37 (b)(c)(j)	2	2
Series 2008-12 Class SG, 6.230% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.9479% 3/25/38 (b)(i)(j)	31	3
Series 2010-135:
Class LS, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 12/25/40 (b)(i)(j)	31	2
Class ZA, 4.5% 12/25/40	16	15
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	169	2
Series 2010-150 Class ZC, 4.75% 1/25/41	151	148
Series 2010-39 Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.030% 6.3221% 3/25/36 (b)(c)	1,117	1,116
Series 2010-95 Class ZC, 5% 9/25/40	331	327
Series 2011-39 Class ZA, 6% 11/25/32	21	22
Series 2011-4 Class PZ, 5% 2/25/41	48	45
Series 2011-67 Class AI, 4% 7/25/26 (i)	14	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	57	2
Series 2012-14 Class JS, 6.530% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.2479% 12/25/30 (b)(i)(j)	2	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,368	2,216
Series 2012-9 Class SH, 6.430% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.1479% 6/25/41 (b)(i)(j)	6	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	19	0
Series 2013-134 Class SA, 5.930% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.6479% 1/25/44 (b)(i)(j)	21	2
Series 2013-51 Class GI, 3% 10/25/32 (i)	23	1
Series 2013-N1 Class A, 6.600% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.3179% 6/25/35 (b)(i)(j)	25	2
Series 2015-42 Class IL, 6% 6/25/45 (i)	128	22
Series 2015-70 Class JC, 3% 10/25/45	145	135
Series 2016-26 Class CG, 3% 5/25/46	4,751	4,426
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	71	12
Series 2017-74 Class SH, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.7979% 10/25/47 (b)(i)(j)	597	62
Series 2018-45 Class GI, 4% 6/25/48 (i)	822	164
Series 2020-45 Class JL, 3% 7/25/40	698	629
Series 2021-59 Class H, 2% 6/25/48	1,235	1,007
Series 2021-66:
Class DA, 2% 1/25/48	1,335	1,092
Class DM, 2% 1/25/48	1,418	1,160
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	5	1
Series 343 Class 16, 5.5% 5/25/34 (i)	4	1
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	3	1
Series 351:
Class 12, 5.5% 4/25/34 (b)(i)	2	0
Class 13, 6% 3/25/34 (i)	3	0
Series 359 Class 19, 6% 7/25/35 (b)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	18	3
Freddie Mac:
floater:
Series 2412 Class FK, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.103% 1/15/32 (b)(c)	0	0
Series 2423 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (b)(c)	1	1
Series 2424 Class FM, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.110% 6.303% 3/15/32 (b)(c)	0	0
Series 2432:
Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 6/15/31 (b)(c)	1	1
Class FG, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 3/15/32 (b)(c)	0	0
Series 2526 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 11/15/32 (b)(c)	6	6
Series 2530 Class FE, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.710% 5.903% 2/15/32 (b)(c)	11	11
Series 2682 Class FB, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 10/15/33 (b)(c)	592	591
Series 2711 Class FC, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/33 (b)(c)	398	397
floater planned amortization class Series 2770 Class FH, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.510% 5.703% 3/15/34 (b)(c)	146	143
floater target amortization class Series 3366 Class FD, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 5.553% 5/15/37 (b)(c)	23	22
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	6	6
Series 2101 Class PD, 6% 11/15/28	3	3
Series 2121 Class MG, 6% 2/15/29	3	3
Series 2131 Class BG, 6% 3/15/29	18	18
Series 2137 Class PG, 6% 3/15/29	3	3
Series 2154 Class PT, 6% 5/15/29	5	5
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	9	9
Series 2682 Class LD, 4.5% 10/15/33	133	131
Series 2693 Class MD, 5.5% 10/15/33	20	20
Series 2802 Class OB, 6% 5/15/34	18	18
Series 2996 Class MK, 5.5% 6/15/35	5	5
Series 3002 Class NE, 5% 7/15/35	21	21
Series 3110 Class OP 9/15/35 (k)	5	4
Series 3119 Class PO 2/15/36 (k)	21	17
Series 3121 Class KO 3/15/36 (k)	4	3
Series 3123 Class LO 3/15/36 (k)	12	10
Series 3145 Class GO 4/15/36 (k)	12	10
Series 3189 Class PD, 6% 7/15/36	19	19
Series 3225 Class EO 10/15/36 (k)	6	5
Series 3258 Class PM, 5.5% 12/15/36	7	7
Series 3415 Class PC, 5% 12/15/37	189	185
Series 3806 Class UP, 4.5% 2/15/41	42	41
Series 3832 Class PE, 5% 3/15/41	83	82
Series 3857 Class ZP, 5% 5/15/41	3,826	3,796
Series 4135 Class AB, 1.75% 6/15/42	255	228
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	4	4
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,828	1,864
Series 2004-2862 Class NE, 5% 9/15/24	0	0
Series 2020-5018:
Class LC, 3% 10/25/40	4,678	4,213
Class LY, 3% 10/25/40	3,545	3,193
Series 2021-5175 Class CB, 2.5% 4/25/50	7,021	6,012
Series 2021-5180 Class KA, 2.5% 10/25/47	1,418	1,243
Series 2022-5189 Class DA, 2.5% 5/25/49	1,505	1,287
Series 2022-5190 Class BA, 2.5% 11/25/47	1,451	1,253
Series 2022-5191 Class CA, 2.5% 4/25/50	1,669	1,432
Series 2022-5197 Class DA, 2.5% 11/25/47	1,102	952
Series 2022-5198 Class BA, 2.5% 11/25/47	5,445	4,763
Series 2022-5202 Class LB, 2.5% 10/25/47	1,176	1,014
Series 2135 Class JE, 6% 3/15/29	1	1
Series 2145 Class MZ, 6.5% 4/15/29	18	18
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	3	3
Series 2303 Class ZV, 6% 4/15/31	11	11
Series 2357 Class ZB, 6.5% 9/15/31	30	30
Series 2502 Class ZC, 6% 9/15/32	4	4
Series 2519 Class ZD, 5.5% 11/15/32	5	5
Series 2587 Class AD, 4.71% 3/15/33	397	393
Series 2877 Class ZD, 5% 10/15/34	1,753	1,720
Series 2998 Class LY, 5.5% 7/15/25	4	4
Series 3007 Class EW, 5.5% 7/15/25	307	306
Series 3871 Class KB, 5.5% 6/15/41	4,607	4,701
Series 3889 Class DZ, 4% 1/15/41	12,285	11,658
Series 06-3115 Class SM, 6.480% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.297% 2/15/36 (b)(i)(j)	6	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	10	0
Series 2017-4683 Class LM, 3% 5/15/47	181	169
Series 2018-4763 Class SC, 6.080% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 0.897% 8/15/47 (b)(i)(j)	302	31
Series 2020-5041 Class LB, 3% 11/25/40	7,953	7,159
Series 2021-5083 Class VA, 1% 8/15/38	17,473	16,138
Series 2021-5176 Class AG, 2% 1/25/47	5,332	4,544
Series 2021-5182 Class A, 2.5% 10/25/48	9,184	7,879
Series 2022-5236 Class P, 5% 4/25/48	2,329	2,289
Series 2022-5266 Class CD, 4.5% 10/25/44	1,658	1,608
Series 2933 Class ZM, 5.75% 2/15/35	94	96
Series 2935 Class ZK, 5.5% 2/15/35	74	75
Series 2947 Class XZ, 6% 3/15/35	38	39
Series 2996 Class ZD, 5.5% 6/15/35	64	65
Series 3237 Class C, 5.5% 11/15/36	87	86
Series 3244 Class SG, 6.540% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.357% 11/15/36 (b)(i)(j)	27	2
Series 3287 Class SD, 6.630% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.447% 3/15/37 (b)(i)(j)	40	4
Series 3297 Class BI, 6.640% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.457% 4/15/37 (b)(i)(j)	56	6
Series 3336 Class LI, 6.460% - U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index 1.277% 6/15/37 (b)(i)(j)	17	2
Series 3843 Class PZ, 5% 4/15/41	2,816	2,801
Series 3949 Class MK, 4.5% 10/15/34	15	15
Series 4055 Class BI, 3.5% 5/15/31 (i)	17	0
Series 4314 Class AI, 5% 3/15/34 (i)	4	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	65	4
Series 4471 Class PA 4% 12/15/40	62	59
target amortization class Series 2156 Class TC, 6.25% 5/15/29	2	2
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.010% 6.203% 2/15/24 (b)(c)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	2	2
Series 2056 Class Z, 6% 5/15/28	5	5
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer:
Series 2021-5159 Class GC, 2% 11/25/47	1,138	973
Series 4341 Class ML, 3.5% 11/15/31	2,200	2,104
Series 4386 Class AZ, 4.5% 11/15/40	193	185
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.570% - CME Term SOFR 1 Month Index 1.2629% 6/16/37 (b)(i)(j)	11	1
Series 2007-59 Class FC, CME Term SOFR 1 Month Index + 0.610% 5.9285% 7/20/37 (b)(c)	84	83
Series 2008-2 Class FD, CME Term SOFR 1 Month Index + 0.590% 5.9085% 1/20/38 (b)(c)	84	83
Series 2008-73 Class FA, CME Term SOFR 1 Month Index + 0.970% 6.2885% 8/20/38 (b)(c)	584	583
Series 2008-83 Class FB, CME Term SOFR 1 Month Index + 1.010% 6.3285% 9/20/38 (b)(c)	428	428
Series 2009-108 Class CF, CME Term SOFR 1 Month Index + 0.710% 6.0271% 11/16/39 (b)(c)	408	403
Series 2009-116 Class KF, CME Term SOFR 1 Month Index + 0.640% 5.9571% 12/16/39 (b)(c)	67	66
Series 2010-H03 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.98% 3/20/60 (b)(c)(h)	104	103
Series 2010-H17 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 7/20/60 (b)(c)(h)	916	909
Series 2010-H18 Class AF, CME Term SOFR 1 Month Index + 0.410% 5.5553% 9/20/60 (b)(c)(h)	954	946
Series 2010-H19 Class FG, CME Term SOFR 1 Month Index + 0.410% 5.5553% 8/20/60 (b)(c)(h)	736	730
Series 2010-H27 Class FA, CME Term SOFR 1 Month Index + 0.380% 5.6353% 12/20/60 (b)(c)(h)	422	419
Series 2011-H05 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 12/20/60 (b)(c)(h)	365	363
Series 2011-H07 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 2/20/61 (b)(c)(h)	343	341
Series 2011-H12 Class FA, CME Term SOFR 1 Month Index + 0.600% 5.7077% 2/20/61 (b)(c)(h)	492	489
Series 2011-H13 Class FA, CME Term SOFR 1 Month Index + 0.610% 5.7553% 4/20/61 (b)(c)(h)	342	341
Series 2011-H14:
Class FB, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (b)(c)(h)	530	527
Class FC, CME Term SOFR 1 Month Index + 0.610% 5.7553% 5/20/61 (b)(c)(h)	396	394
Series 2011-H17 Class FA, CME Term SOFR 1 Month Index + 0.640% 5.7853% 6/20/61 (b)(c)(h)	434	432
Series 2011-H20 Class FA, CME Term SOFR 1 Month Index + 0.660% 5.8053% 9/20/61 (b)(c)(h)	2,111	2,102
Series 2011-H21 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8553% 10/20/61 (b)(c)(h)	1,490	1,485
Series 2012-98 Class FA, CME Term SOFR 1 Month Index + 0.510% 5.8285% 8/20/42 (b)(c)	92	89
Series 2012-H01 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 11/20/61 (b)(c)(h)	1,470	1,466
Series 2012-H03 Class FA, CME Term SOFR 1 Month Index + 0.810% 5.9553% 1/20/62 (b)(c)(h)	757	755
Series 2012-H06 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 1/20/62 (b)(c)(h)	1,371	1,366
Series 2012-H07 Class FA, CME Term SOFR 1 Month Index + 0.740% 5.8853% 3/20/62 (b)(c)(h)	643	640
Series 2012-H21 Class DF, CME Term SOFR 1 Month Index + 0.760% 4.8711% 5/20/61 (b)(c)(h)	18	17
Series 2013-H19:
Class FC, CME Term SOFR 1 Month Index + 0.600% 5.8553% 8/20/63 (b)(c)(h)	122	122
Class FD, CME Term SOFR 1 Month Index + 0.600% 5.8553% 8/20/63 (b)(c)(h)	113	113
Series 2014-H02 Class FB, CME Term SOFR 1 Month Index + 0.650% 5.8677% 12/20/63 (b)(c)(h)	6,570	6,554
Series 2014-H03 Class FA, CME Term SOFR 1 Month Index + 0.710% 5.8177% 1/20/64 (b)(c)(h)	1,551	1,545
Series 2014-H05 Class FB, CME Term SOFR 1 Month Index + 0.710% 5.8177% 12/20/63 (b)(c)(h)	129	128
Series 2014-H11 Class BA, CME Term SOFR 1 Month Index + 0.610% 5.7177% 6/20/64 (b)(c)(h)	116	115
Series 2015-H07 Class FA, CME Term SOFR 1 Month Index + 0.410% 4.7364% 3/20/65 (b)(c)(h)	18	18
Series 2015-H13 Class FL, CME Term SOFR 1 Month Index + 0.390% 4.9096% 5/20/63 (b)(c)(h)	31	29
Series 2015-H19 Class FA, CME Term SOFR 1 Month Index + 0.310% 4.9314% 4/20/63 (b)(c)(h)	40	39
Series 2016-H20 Class FM, CME Term SOFR 1 Month Index + 0.510% 4.5891% 12/20/62 (b)(c)(h)	41	40
planned amortization class:
Series 2010-158 Class MS, 9.770% - CME Term SOFR 1 Month Index 0% 12/20/40 (b)(j)	118	93
Series 2010-31 Class BP, 5% 3/20/40	4,086	4,016
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	31	2
Series 2011-68 Class EC, 3.5% 4/20/41	48	46
Series 2016-69 Class WA, 3% 2/20/46	96	87
Series 2017-134 Class BA, 2.5% 11/20/46	360	318
Series 2017-153 Class GA, 3% 9/20/47	255	228
Series 2017-182 Class KA, 3% 10/20/47	202	180
Series 2018-13 Class Q, 3% 4/20/47	250	227
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	32	31
Series 2010-160 Class DY, 4% 12/20/40	243	232
Series 2010-170 Class B, 4% 12/20/40	54	51
Series 2011-69 Class GX, 4.5% 5/16/40	2,289	2,258
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	849	833
Series 2017-139 Class BA, 3% 9/20/47	3,554	3,173
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	927	883
Series 2004-22 Class M1, 5.5% 4/20/34	811	838
Series 2004-32 Class GS, 6.380% - CME Term SOFR 1 Month Index 1.0729% 5/16/34 (b)(i)(j)	7	0
Series 2004-73 Class AL, 7.080% - CME Term SOFR 1 Month Index 1.7729% 8/17/34 (b)(i)(j)	7	1
Series 2010-116 Class QB, 4% 9/16/40	19	18
Series 2010-14 Class SN, 5.830% - CME Term SOFR 1 Month Index 0.5229% 2/16/40 (b)(i)(j)	42	2
Series 2010-169 Class Z, 4.5% 12/20/40	4,071	3,694
Series 2010-H10 Class FA, CME Term SOFR 1 Month Index + 0.440% 5.76% 5/20/60 (b)(c)(h)	57	57
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	124	120
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(h)	61	60
Series 2011-94 Class SA, 5.980% - CME Term SOFR 1 Month Index 0.6715% 7/20/41 (b)(i)(j)	22	2
Series 2012-76 Class GS, 6.580% - CME Term SOFR 1 Month Index 1.2729% 6/16/42 (b)(i)(j)	25	2
Series 2013-149 Class MA, 2.5% 5/20/40	169	161
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	0	0
Series 2014-2 Class BA, 3% 1/20/44	481	432
Series 2014-21 Class HA, 3% 2/20/44	179	161
Series 2014-25 Class HC, 3% 2/20/44	304	272
Series 2014-5 Class A, 3% 1/20/44	255	229
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(h)	144	138
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 5.85% 5/20/66 (b)(c)(h)	4,219	4,207
Series 2017-186 Class HK, 3% 11/16/45	262	235
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 5.7% 8/20/66 (b)(c)(h)	5,088	5,065
Series 2090-118 Class XZ, 5% 12/20/39	9,593	9,524

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $247,343)		237,950

Commercial Mortgage Securities - 3.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	10,774	10,439
Series 2015-K049 Class A2, 3.01% 7/25/25	306	294
Series 2015-K050 Class A2, 3.334% 8/25/25 (b)	12,319	11,872
Series 2015-K051 Class A2, 3.308% 9/25/25	484	466
Series 2016-K052 Class A2, 3.151% 11/25/25	13,881	13,297
Series 2017-K729 Class A2, 3.136% 10/25/24	7,600	7,402
Series 2020-K117 Class A2, 1.406% 8/25/30	6,500	5,203
Series 2021-K136 Class A2, 2.127% 11/25/31	2,490	2,040
Series 2022-150 Class A2, 3.71% 9/25/32	2,200	2,023
Series 2022-K140 Class A2, 2.25% 1/25/32	8,719	7,184
Series 2022-K750 Class A2, 3% 9/25/29	18,773	17,044
Series 2023-158 Class A2, 4.05% 7/25/33	3,540	3,334
Series 2017-K727 Class A2, 2.946% 7/25/24	13,919	13,615
Series 2021-K134 Class A2, 2.243% 10/25/31	14,877	12,320
Series 2022 K748 Class A2, 2.26% 1/25/29	6,287	5,533
Series K063 Class A2, 3.43% 1/25/27	4,900	4,666
Series K086 Class A2, 3.859% 11/25/28	4,017	3,847
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	7,924	7,643
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $130,350)		128,222

Foreign Government and Government Agency Obligations - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $4,915)	4,828	4,805

Money Market Funds - 2.3%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (l) (Cost $83,960)	83,945,636	83,962

TOTAL INVESTMENT IN SECURITIES - 109.6% (Cost $4,317,567)	4,015,960
NET OTHER ASSETS (LIABILITIES) - (9.6)%	(352,799)
NET ASSETS - 100.0%	3,663,161

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 9/1/53	(3,700)	(3,051)
2% 9/1/53	(46,300)	(38,198)
2% 9/1/53	(20,200)	(16,665)
2.5% 9/1/53	(1,700)	(1,447)
3% 9/1/53	(19,750)	(17,366)

TOTAL GINNIE MAE		(76,727)

Uniform Mortgage Backed Securities
1.5% 9/1/53	(1,700)	(1,282)
2% 9/1/53	(3,550)	(2,826)
2% 9/1/53	(1,700)	(1,353)
2% 9/1/53	(550)	(438)
2% 9/1/53	(200)	(159)
2% 9/1/53	(200)	(159)
2% 9/1/53	(2,100)	(1,672)
2% 9/1/53	(350)	(279)
2.5% 9/1/53	(2,800)	(2,321)
2.5% 9/1/53	(3,500)	(2,901)
2.5% 9/1/53	(9,300)	(7,708)
3.5% 9/1/53	(14,600)	(13,046)
5.5% 9/1/53	(4,500)	(4,445)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(38,589)

TOTAL TBA SALE COMMITMENTS (Proceeds $114,731)		(115,316)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	326	Dec 2023	36,196	252	252
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,606	Dec 2023	327,310	909	909
CBOT Long Term U.S. Treasury Bond Contracts (United States)	231	Dec 2023	28,110	400	400
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	3	Dec 2023	388	6	6

TOTAL PURCHASED					1,567

Sold

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	260	Dec 2023	27,800	(196)	(196)

TOTAL FUTURES CONTRACTS					1,371
The notional amount of futures purchased as a percentage of Net Assets is 10.7%
The notional amount of futures sold as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $364,457,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2028	8,951	(164)	0	(164)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2033	5,800	(176)	0	(176)
3.25%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2053	1,159	(71)	0	(71)
TOTAL INTEREST RATE SWAPS							(411)	0	(411)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,451,000.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,353,000.
(f)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $701,000.
(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(i)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(j)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(k)	Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	529,585	1,216,491	1,662,114	9,728	-	-	83,962	0.2%
Fidelity Securities Lending Cash Central Fund 5.44%	80,585	753,597	834,182	129	-	-	-	0.0%
Total	610,170	1,970,088	2,496,296	9,857	-	-	83,962

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	2,239,322	-	2,239,322	-

U.S. Government Agency - Mortgage Securities	1,321,699	-	1,321,699	-

Collateralized Mortgage Obligations	237,950	-	237,950	-

Commercial Mortgage Securities	128,222	-	128,222	-

Foreign Government and Government Agency Obligations	4,805	-	4,805	-

Money Market Funds	83,962	83,962	-	-
Total Investments in Securities:	4,015,960	83,962	3,931,998	-
Derivative Instruments:

Assets
Futures Contracts	1,567	1,567	-	-
Total Assets	1,567	1,567	-	-

Liabilities
Futures Contracts	(196)	(196)	-	-
Swaps	(411)	-	(411)	-
Total Liabilities	(607)	(196)	(411)	-
Total Derivative Instruments:	960	1,371	(411)	-
Other Financial Instruments:

TBA Sale Commitments	(115,316)	-	(115,316)	-
Total Other Financial Instruments:	(115,316)	-	(115,316)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	1,567	(196)
Swaps (b)	0	(411)
Total Interest Rate Risk	1,567	(607)
Total Value of Derivatives	1,567	(607)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $4,233,607)	$3,931,998
Fidelity Central Funds (cost $83,960)	83,962

Total Investment in Securities (cost $4,317,567)		$4,015,960
Receivable for investments sold		93
Receivable for TBA sale commitments		114,731
Receivable for fund shares sold		3,224
Interest receivable		13,667
Distributions receivable from Fidelity Central Funds		402
Receivable for daily variation margin on futures contracts		201
Receivable for daily variation margin on centrally cleared OTC swaps		27
Receivable from investment adviser for expense reductions		48
Total assets		4,148,353
Liabilities
Payable for investments purchased
Regular delivery	$21,451
Delayed delivery	343,225
TBA sale commitments, at value	115,316
Payable for fund shares redeemed	3,494
Distributions payable	328
Accrued management fee	898
Distribution and service plan fees payable	61
Other affiliated payables	419
Total Liabilities		485,192
Net Assets		$3,663,161
Net Assets consist of:
Paid in capital		$4,241,868
Total accumulated earnings (loss)		(578,707)
Net Assets		$3,663,161

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($103,376 ÷ 11,410 shares)(a)		$9.06
Maximum offering price per share (100/96.00 of $9.06)		$9.44
Class M :
Net Asset Value and redemption price per share ($83,063 ÷ 9,169 shares)(a)		$9.06
Maximum offering price per share (100/96.00 of $9.06)		$9.44
Class C :
Net Asset Value and offering price per share ($26,095 ÷ 2,898 shares)(a)(b)		$9.01
Government Income :
Net Asset Value, offering price and redemption price per share ($1,556,472 ÷ 172,044 shares)		$9.05
Class I :
Net Asset Value, offering price and redemption price per share ($195,395 ÷ 21,564 shares)		$9.06
Class Z :
Net Asset Value, offering price and redemption price per share ($1,698,760 ÷ 187,391 shares)		$9.07
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

Statement of Operations
Amounts in thousands		Year ended August 31, 2023
Investment Income
Interest		$89,327
Income from Fidelity Central Funds (including $129 from security lending)		9,857
Total Income		99,184
Expenses
Management fee	$10,405
Transfer agent fees	3,043
Distribution and service plan fees	779
Fund wide operations fee	1,831
Independent trustees' fees and expenses	13
Total expenses before reductions	16,071
Expense reductions	(587)
Total expenses after reductions		15,484
Net Investment income (loss)		83,700
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(113,151)
Futures contracts	(18,627)
Swaps	(901)
Total net realized gain (loss)		(132,679)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(42,239)
Futures contracts	2,440
Swaps	(268)
TBA Sale commitments	(4,347)
Total change in net unrealized appreciation (depreciation)		(44,414)
Net gain (loss)		(177,093)
Net increase (decrease) in net assets resulting from operations		$(93,393)
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$83,700	$38,185
Net realized gain (loss)	(132,679)	(59,827)
Change in net unrealized appreciation (depreciation)	(44,414)	(394,506)
Net increase (decrease) in net assets resulting from operations	(93,393)	(416,148)
Distributions to shareholders	(79,823)	(39,020)

Share transactions - net increase (decrease)	240,581	543,547
Total increase (decrease) in net assets	67,365	88,379

Net Assets
Beginning of period	3,595,796	3,507,417
End of period	$3,663,161	$3,595,796

Financial Highlights
Fidelity Advisor® Government Income Fund Class A

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.189	.076	.052	.117	.199
Net realized and unrealized gain (loss)	(.461)	(1.269)	(.255)	.477	.696
Total from investment operations	(.272)	(1.193)	(.203)	.594	.895
Distributions from net investment income	(.178)	(.077)	(.046)	(.124)	(.195)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.178)	(.077)	(.187)	(.124)	(.195)
Net asset value, end of period	$9.06	$9.51	$10.78	$11.17	$10.70
Total Return C,D	(2.87)%	(11.11)%	(1.84)%	5.59%	9.06%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.79%	.77%	.76%	.77%	.78%
Expenses net of fee waivers, if any	.79%	.77%	.76%	.77%	.78%
Expenses net of all reductions	.79%	.77%	.76%	.77%	.78%
Net investment income (loss)	2.05%	.74%	.48%	1.08%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$103	$119	$185	$215	$139
Portfolio turnover rate G	354%	318% H	223%	255% H	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class M

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.77	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.191	.077	.052	.118	.201
Net realized and unrealized gain (loss)	(.460)	(1.259)	(.265)	.477	.696
Total from investment operations	(.269)	(1.182)	(.213)	.595	.897
Distributions from net investment income	(.181)	(.078)	(.046)	(.125)	(.197)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.181)	(.078)	(.187)	(.125)	(.197)
Net asset value, end of period	$9.06	$9.51	$10.77	$11.17	$10.70
Total Return C,D	(2.85)%	(11.01)%	(1.92)%	5.61%	9.08%
Ratios to Average Net Assets B,E,F
Expenses before reductions	.76%	.76%	.75%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.76%	.75%	.76%	.76%
Expenses net of all reductions	.76%	.76%	.75%	.76%	.76%
Net investment income (loss)	2.07%	.75%	.48%	1.09%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$83	$95	$128	$151	$131
Portfolio turnover rate G	354%	318% H	223%	255% H	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DTotal returns do not include the effect of the sales charges.

EFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

FExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

HPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class C

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.45	$10.73	$11.16	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.119	(.002)	(.032)	.034	.122
Net realized and unrealized gain (loss)	(.451)	(1.261)	(.257)	.472	.695
Total from investment operations	(.332)	(1.263)	(.289)	.506	.817
Distributions from net investment income	(.108)	(.017)	- C	(.046)	(.117)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.108)	(.017)	(.141)	(.046)	(.117)
Net asset value, end of period	$9.01	$9.45	$10.73	$11.16	$10.70
Total Return D,E	(3.52)%	(11.78)%	(2.61)%	4.75%	8.24%
Ratios to Average Net Assets B,F,G
Expenses before reductions	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of fee waivers, if any	1.54%	1.53%	1.53%	1.53%	1.54%
Expenses net of all reductions	1.54%	1.53%	1.53%	1.53%	1.54%
Net investment income (loss)	1.29%	(.02)%	(.29)%	.31%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$26	$33	$48	$80	$51
Portfolio turnover rate H	354%	318% I	223%	255% I	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

ETotal returns do not include the effect of the contingent deferred sales charge.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

IPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity® Government Income Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.49	$10.76	$11.15	$10.68	$9.99
Income from Investment Operations
Net investment income (loss) A,B	.220	.108	.085	.152	.232
Net realized and unrealized gain (loss)	(.451)	(1.269)	(.257)	.476	.686
Total from investment operations	(.231)	(1.161)	(.172)	.628	.918
Distributions from net investment income	(.209)	(.109)	(.077)	(.158)	(.228)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.209)	(.109)	(.218)	(.158)	(.228)
Net asset value, end of period	$9.05	$9.49	$10.76	$11.15	$10.68
Total Return C	(2.44)%	(10.84)%	(1.56)%	5.94%	9.33%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.38%	1.06%	.79%	1.39%	2.29%
Supplemental Data
Net assets, end of period (in millions)	$1,556	$1,756	$2,130	$2,743	$2,633
Portfolio turnover rate F	354%	318% G	223%	255% G	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class I

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.17	$10.70	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.215	.105	.081	.148	.228
Net realized and unrealized gain (loss)	(.460)	(1.270)	(.257)	.477	.696
Total from investment operations	(.245)	(1.165)	(.176)	.625	.924
Distributions from net investment income	(.205)	(.105)	(.073)	(.155)	(.224)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.205)	(.105)	(.214)	(.155)	(.224)
Net asset value, end of period	$9.06	$9.51	$10.78	$11.17	$10.70
Total Return C	(2.59)%	(10.85)%	(1.59)%	5.89%	9.38%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.50%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.50%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.50%	.49%	.49%	.49%	.49%
Net investment income (loss)	2.34%	1.02%	.75%	1.36%	2.25%
Supplemental Data
Net assets, end of period (in millions)	$195	$199	$280	$411	$407
Portfolio turnover rate F	354%	318% G	223%	255% G	246%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

GPortfolio turnover rate excludes securities received or delivered in-kind.

Fidelity Advisor® Government Income Fund Class Z

Years ended August 31,	2023	2022	2021	2020	2019 A
Selected Per-Share Data
Net asset value, beginning of period	$9.51	$10.78	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss) B,C	.228	.116	.095	.163	.198
Net realized and unrealized gain (loss)	(.450)	(1.268)	(.267)	.485	.808
Total from investment operations	(.222)	(1.152)	(.172)	.648	1.006
Distributions from net investment income	(.218)	(.118)	(.087)	(.168)	(.216)
Distributions from net realized gain	-	-	(.141)	-	-
Total distributions	(.218)	(.118)	(.228)	(.168)	(.216)
Net asset value, end of period	$9.07	$9.51	$10.78	$11.18	$10.70
Total Return D,E	(2.35)%	(10.74)%	(1.55)%	6.12%	10.27%
Ratios to Average Net Assets C,F,G
Expenses before reductions	.40%	.40%	.40%	.40%	.40% H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36% H
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36% H
Net investment income (loss)	2.47%	1.15%	.88%	1.48%	2.27% H
Supplemental Data
Net assets, end of period (in millions)	$1,699	$1,394	$735	$937	$139
Portfolio turnover rate I	354%	318% J	223%	255% J	246%

AFor the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

IAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

JPortfolio turnover rate excludes securities received or delivered in-kind.

Notes to Financial Statements
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,414
Gross unrealized depreciation	(302,239)
Net unrealized appreciation (depreciation)	$(298,825)
Tax Cost	$4,313,840

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,150
Capital loss carryforward	$(281,033)
Net unrealized appreciation (depreciation) on securities and other investments	$(298,825)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(165,808)
Long-term	(115,225)
Total capital loss carryforward	$(281,033)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$79,823	$39,020
Total	$79,823	$39,020

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	(18,627)	2,440
Swaps	(901)	(268)
Total Interest Rate Risk	(19,528)	2,172
Totals	(19,528)	2,172

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	7,675,683	7,846,877
6. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	- %	.25%	$274	$3
Class M	- %	.25%	218	1
Class C	.75%	.25%	287	20
			$779	$24

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$13
Class M	1
Class C A	1
$15

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$206.19
Class M	142.16
Class C	55.19
Government Income	1,632.10
Class I	284.15
Class Z	724.05
	$3,043

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Exchanges In-Kind. During the prior period, the Fund redeemed 2,708 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $273,666. The net realized loss of $9,995 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss)" in the accompanying Statement of Changes in Net Assets. The Fund recognized a net loss on the exchanges for federal income tax purposes.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$14	$-	$-
9. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$578

Through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction

Class M	$1
10. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Government Income Fund
Distributions to shareholders
Class A	$2,110	$1,067
Class M	1,702	824
Class C	336	66
Government Income	37,026	20,606
Class I	4,277	2,410
Class Z	34,372	14,047
Total	$79,823	$39,020
11. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2023	Year ended August 31, 2022	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Government Income Fund
Class A
Shares sold	1,513	2,041	$13,966	$20,884
Reinvestment of distributions	220	101	2,022	1,022
Shares redeemed	(2,876)	(6,788)	(26,482)	(70,057)
Net increase (decrease)	(1,143)	(4,646)	$(10,494)	$(48,151)
Class M
Shares sold	2,172	2,434	$20,012	$24,763
Reinvestment of distributions	169	75	1,558	755
Shares redeemed	(3,211)	(4,360)	(29,618)	(44,736)
Net increase (decrease)	(870)	(1,851)	$(8,048)	$(19,218)
Class C
Shares sold	357	388	$3,270	$3,951
Reinvestment of distributions	36	7	332	66
Shares redeemed	(959)	(1,438)	(8,788)	(14,547)
Net increase (decrease)	(566)	(1,043)	$(5,186)	$(10,530)
Government Income
Shares sold	38,534	45,717	$355,883	$462,305
Reinvestment of distributions	3,764	1,913	34,583	19,241
Shares redeemed	(55,194)	(60,673)	(507,770)	(615,563)
Net increase (decrease)	(12,896)	(13,043)	$(117,304)	$(134,017)
Class I
Shares sold	10,672	7,936	$98,225	$81,576
Reinvestment of distributions	455	229	4,187	2,318
Shares redeemed	(10,495)	(13,237)	(96,612)	(136,001)
Net increase (decrease)	632	(5,072)	$5,800	$(52,107)
Class Z
Shares sold	72,658	107,510	$672,939	$1,106,400
Reinvestment of distributions	3,658	1,383	33,676	13,887
Shares redeemed	(35,436)	(30,583)	(330,802)	(312,717)
Net increase (decrease)	40,880	78,310	$375,813	$807,570

12. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	14%

13. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Fidelity® Government Income Fund
Class A	.78%
Actual		$ 1,000	$ 1,001.80	$ 3.94
Hypothetical-B		$ 1,000	$ 1,021.27	$ 3.97
Class M	.76%
Actual		$ 1,000	$ 1,003.00	$ 3.84
Hypothetical-B		$ 1,000	$ 1,021.37	$ 3.87
Class C	1.52%
Actual		$ 1,000	$ 999.10	$ 7.66
Hypothetical-B		$ 1,000	$ 1,017.54	$ 7.73
Fidelity® Government Income Fund	.45%
Actual		$ 1,000	$ 1,004.60	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29
Class I	.49%
Actual		$ 1,000	$ 1,003.20	$ 2.47
Hypothetical-B		$ 1,000	$ 1,022.74	$ 2.50
Class Z	.36%
Actual		$ 1,000	$ 1,005.00	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 54.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $50,064,090 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $79,823,145 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.537760.127
GOV-ANN-1023
Fidelity® Series Government Bond Index Fund

Annual Report
August 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
BLOOMBERG ® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively "Bloomberg"). Bloomberg or Bloomberg's licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg's licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Life of Fund A
Fidelity® Series Government Bond Index Fund	-1.96%	0.23%	0.25%

A   From August 17, 2018
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Government Bond Index Fund, on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Government Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:
For the fiscal year, the fund returned -1.96% versus the -2.00% return of the benchmark, the Bloomberg U.S. Government Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Differences in the way fund holdings and index components were priced modestly boosted relative performance. Given the large number of securities in the index (roughly 720) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index. Exposures include duration, key rate durations, credit quality, sector and issuer allocation and other factors.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	29.4
1 - 1.99%	23.1
2 - 2.99%	20.2
3 - 3.99%	14.9
4 - 4.99%	8.8
5 - 5.99%	1.7
6 - 6.99%	1.3
7 - 7.99%	0.3
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 98.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 2.8%
Fannie Mae:
0.5% 6/17/25	5,000	4,620
0.625% 4/22/25	814,000	758,200
0.875% 12/18/26	1,200,000	1,060,591
0.875% 8/5/30	1,057,000	838,392
1.625% 1/7/25	15,000	14,317
1.875% 9/24/26	674,000	622,883
2.125% 4/24/26	221,000	207,261
2.5% 2/5/24	690,000	681,441
2.625% 9/6/24	9,000	8,756
5.625% 7/15/37	163,000	182,307
6.25% 5/15/29	71,000	77,780
7.125% 1/15/30	6,000	6,924
7.25% 5/15/30	866,000	1,011,118
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	441,243
1% 10/7/26	1,000,000	892,930
1.3% 3/30/27	130,000	115,343
3% 8/3/26	1,560,000	1,488,898
4.25% 9/30/25	800,000	789,652
Federal Home Loan Bank:
1% 12/20/24	330,000	312,535
1% 3/23/26	994,500	902,343
1.25% 10/26/26	1,060,000	951,239
3.25% 11/16/28	1,850,000	1,761,112
3.375% 3/8/24	530,000	524,078
5.5% 7/15/36	100,000	109,999
Freddie Mac:
0.375% 9/23/25	3,210,000	2,928,929
6.25% 7/15/32	585,000	669,047
6.75% 9/15/29	185,000	208,400
6.75% 3/15/31	173,000	199,304
Tennessee Valley Authority:
4.625% 9/15/60	2,440,000	2,272,136
4.875% 1/15/48	630,000	613,709
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		20,655,487
U.S. Treasury Obligations - 96.0%
U.S. Treasury Bonds:
1.125% 5/15/40	2,221,000	1,375,545
1.125% 8/15/40	2,054,000	1,261,044
1.25% 5/15/50	5,591,000	2,922,389
1.375% 11/15/40	12,447,000	7,946,145
1.375% 8/15/50	2,035,000	1,099,933
1.625% 11/15/50	8,814,000	5,098,348
1.75% 8/15/41	6,178,000	4,151,085
1.875% 2/15/41	3,726,000	2,585,786
1.875% 2/15/51	4,353,000	2,685,427
1.875% 11/15/51	4,779,000	2,936,471
2% 11/15/41	4,351,000	3,044,510
2% 2/15/50	5,143,000	3,293,328
2% 8/15/51	7,701,000	4,889,233
2.25% 5/15/41	3,180,000	2,343,138
2.25% 8/15/46	1,070,000	737,046
2.25% 8/15/49	3,614,000	2,458,508
2.25% 2/15/52	8,250,000	5,565,527
2.375% 2/15/42	10,260,000	7,627,652
2.375% 11/15/49	259,000	181,128
2.375% 5/15/51	6,619,000	4,600,464
2.5% 2/15/45	160,000	117,494
2.5% 2/15/46	2,660,000	1,933,903
2.75% 8/15/42	3,058,000	2,404,591
2.75% 11/15/42	370,000	290,103
2.75% 8/15/47	9,501,000	7,201,090
2.75% 11/15/47	450,000	340,734
2.875% 5/15/43	4,159,000	3,312,741
2.875% 8/15/45	66,000	51,642
2.875% 11/15/46	2,801,000	2,178,762
2.875% 5/15/49	1,675,000	1,298,321
2.875% 5/15/52	2,080,000	1,614,681
3% 5/15/42	3,768,000	3,090,790
3% 11/15/44	265,000	213,170
3% 5/15/45	303,000	242,802
3% 11/15/45	3,672,000	2,933,584
3% 2/15/47	5,955,000	4,733,992
3% 5/15/47	8,000	6,358
3% 2/15/48	1,326,000	1,052,564
3% 8/15/48	519,000	411,855
3% 2/15/49	420,000	333,391
3% 8/15/52	8,700,000	6,933,152
3.125% 11/15/41	1,240,000	1,046,105
3.125% 2/15/43	137,000	113,796
3.125% 8/15/44	533,000	438,559
3.125% 5/15/48	5,311,000	4,313,528
3.25% 5/15/42	2,120,000	1,810,364
3.375% 8/15/42	3,690,000	3,202,084
3.375% 5/15/44	3,819,000	3,274,793
3.375% 11/15/48	710,000	603,389
3.625% 8/15/43	2,541,000	2,271,118
3.625% 2/15/44	600,000	535,219
3.75% 8/15/41	275,000	254,740
3.75% 11/15/43	985,000	896,004
3.875% 8/15/40	2,366,000	2,245,944
4% 11/15/42	1,710,000	1,622,429
4% 11/15/52	4,980,000	4,805,116
4.25% 11/15/40	92,000	91,623
4.375% 2/15/38	410,000	419,738
4.375% 11/15/39	523,000	530,150
4.5% 2/15/36	1,391,000	1,453,486
4.625% 2/15/40	1,569,000	1,638,747
4.75% 2/15/41	12,000	12,678
5% 5/15/37	1,471,000	1,608,044
5.25% 11/15/28	2,005,000	2,093,659
5.25% 2/15/29	3,824,000	4,002,802
5.5% 8/15/28	4,187,000	4,409,925
6.125% 8/15/29	443,000	486,089
6.25% 5/15/30	6,070,000	6,784,648
6.5% 11/15/26	980,000	1,037,728
7.5% 11/15/24	1,230,000	1,263,200
U.S. Treasury Notes:
0.25% 6/15/24	3,075,000	2,953,922
0.25% 5/31/25	11,735,000	10,813,619
0.25% 6/30/25 (b)	273,000	250,883
0.25% 7/31/25	5,195,000	4,758,904
0.25% 8/31/25	18,360,000	16,763,543
0.25% 9/30/25	7,888,000	7,186,708
0.25% 10/31/25	1,882,000	1,708,577
0.375% 7/15/24	1,086,000	1,039,887
0.375% 9/15/24	8,936,000	8,490,247
0.375% 4/30/25	7,678,000	7,115,047
0.375% 11/30/25	1,170,000	1,061,958
0.375% 12/31/25	10,554,000	9,562,913
0.375% 1/31/26	5,750,000	5,189,600
0.375% 7/31/27	16,032,000	13,741,178
0.375% 9/30/27	1,530,000	1,304,205
0.5% 3/31/25	3,222,000	3,001,243
0.5% 2/28/26	8,512,000	7,685,405
0.5% 4/30/27	3,017,000	2,621,019
0.5% 5/31/27	5,115,000	4,430,869
0.5% 6/30/27	4,825,000	4,169,290
0.5% 8/31/27	4,183,000	3,594,112
0.5% 10/31/27	5,860,000	5,006,866
0.625% 10/15/24	2,810,000	2,668,293
0.625% 7/31/26	3,440,000	3,076,247
0.625% 3/31/27	4,626,000	4,048,834
0.625% 11/30/27	6,368,000	5,457,077
0.625% 12/31/27	2,957,000	2,527,888
0.625% 5/15/30	3,797,000	3,012,237
0.625% 8/15/30	11,548,000	9,099,012
0.75% 3/31/26	10,364,000	9,406,140
0.75% 4/30/26	15,816,000	14,303,595
0.75% 5/31/26	640,000	577,200
0.75% 8/31/26	8,742,000	7,826,480
0.75% 1/31/28	2,797,000	2,398,974
0.875% 6/30/26	14,716,000	13,302,459
0.875% 9/30/26	5,616,000	5,039,702
0.875% 11/15/30	11,039,000	8,836,375
1% 7/31/28	1,010,000	864,339
1.125% 2/28/25	11,337,000	10,693,537
1.125% 10/31/26	3,400,000	3,065,047
1.125% 2/28/27	478,000	427,362
1.125% 8/31/28	1,748,000	1,502,392
1.125% 2/15/31	8,959,000	7,278,838
1.25% 8/31/24	953,000	914,768
1.25% 11/30/26	2,098,000	1,894,838
1.25% 12/31/26	1,130,000	1,019,119
1.25% 3/31/28	520,000	454,452
1.25% 4/30/28	7,533,000	6,569,600
1.25% 6/30/28	14,120,000	12,267,853
1.25% 9/30/28	2,220,000	1,915,877
1.25% 8/15/31	5,604,000	4,525,230
1.375% 1/31/25	3,446,000	3,270,066
1.375% 8/31/26	5,158,000	4,705,869
1.375% 10/31/28	2,290,000	1,985,054
1.375% 12/31/28	8,811,000	7,610,845
1.375% 11/15/31	10,563,000	8,560,569
1.5% 9/30/24	1,066,000	1,023,527
1.5% 10/31/24	641,000	613,933
1.5% 11/30/24	3,523,000	3,365,153
1.5% 2/15/25	4,890,000	4,642,826
1.5% 8/15/26	192,000	175,988
1.5% 1/31/27	4,376,000	3,969,340
1.5% 11/30/28	10,436,000	9,090,327
1.5% 2/15/30	8,802,000	7,466,915
1.625% 2/15/26	10,000	9,295
1.625% 5/15/26	542,000	501,223
1.625% 9/30/26	199,000	182,761
1.625% 10/31/26	3,500,000	3,205,234
1.625% 8/15/29	908,000	786,342
1.625% 5/15/31	6,993,000	5,857,457
1.75% 6/30/24	1,098,000	1,065,746
1.75% 7/31/24	720,000	696,488
1.75% 12/31/24	3,061,000	2,926,364
1.75% 11/15/29	2,449,000	2,129,673
1.875% 7/31/26	105,000	97,400
1.875% 2/28/27	4,800,000	4,403,437
1.875% 2/15/32	6,160,000	5,176,345
2% 5/31/24	928,000	904,691
2% 2/15/25	56,000	53,568
2% 8/15/25	6,432,000	6,088,792
2% 11/15/26	2,652,000	2,455,172
2.125% 5/15/25	734,000	699,737
2.25% 11/15/24	196,000	189,132
2.25% 12/31/24	2,514,000	2,419,430
2.25% 2/15/27	1,829,000	1,700,756
2.25% 8/15/27	1,597,000	1,474,543
2.25% 11/15/27	1,113,000	1,023,482
2.375% 8/15/24	200,000	194,352
2.375% 4/30/26	626,000	591,228
2.375% 5/15/27	4,000	3,723
2.375% 3/31/29	3,930,000	3,564,172
2.375% 5/15/29	3,505,000	3,174,763
2.5% 2/28/26	1,670,000	1,585,521
2.625% 3/31/25	1,463,000	1,409,052
2.625% 12/31/25	10,697,000	10,205,189
2.625% 1/31/26	4,318,000	4,114,413
2.625% 5/31/27	1,000,000	938,672
2.625% 2/15/29	4,831,000	4,447,539
2.625% 7/31/29	1,681,000	1,539,560
2.75% 2/28/25	971,000	938,267
2.75% 6/30/25	1,403,000	1,349,730
2.75% 8/31/25	17,000	16,319
2.75% 7/31/27	4,416,000	4,157,078
2.75% 2/15/28	1,089,000	1,020,257
2.75% 5/31/29	880,000	812,900
2.75% 8/15/32	6,420,000	5,762,702
2.875% 4/30/25	47,000	45,397
2.875% 5/31/25	104,000	100,344
2.875% 7/31/25	3,667,000	3,531,923
2.875% 11/30/25	629,000	603,987
2.875% 5/15/28	5,922,000	5,565,523
2.875% 8/15/28	13,312,000	12,481,040
2.875% 4/30/29	3,060,000	2,848,071
2.875% 5/15/32	7,910,000	7,188,521
3% 6/30/24	3,430,000	3,363,142
3% 7/31/24	4,110,000	4,021,378
3% 9/30/25	2,655,000	2,559,171
3% 10/31/25	9,000	8,670
3.125% 8/15/25	270,000	261,214
3.125% 8/31/27	1,610,000	1,536,292
3.125% 11/15/28	4,238,000	4,012,691
3.125% 8/31/29	2,850,000	2,682,451
3.25% 6/30/27	3,060,000	2,937,600
3.25% 6/30/29	8,430,000	7,994,670
3.375% 5/15/33	8,390,000	7,903,642
3.5% 9/15/25	4,690,000	4,567,987
3.5% 2/15/33	10,220,000	9,732,953
3.625% 3/31/30	5,530,000	5,341,634
3.875% 11/30/27	1,690,000	1,658,973
3.875% 12/31/27	5,820,000	5,712,244
3.875% 11/30/29	930,000	911,364
3.875% 12/31/29	1,410,000	1,381,635
4% 2/29/28	2,430,000	2,400,100
4% 10/31/29	5,800,000	5,722,289
4.125% 10/31/27	10,520,000	10,421,786
4.125% 11/15/32	5,820,000	5,817,272
4.25% 9/30/24	984,000	972,968
4.25% 12/31/24	15,010,000	14,826,479
4.25% 10/15/25	830,000	820,695
4.375% 10/31/24	7,380,000	7,303,605
4.5% 11/30/24	3,580,000	3,547,836
TOTAL U.S. TREASURY OBLIGATIONS		725,326,356
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $825,445,457)		745,981,843

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (c)	2,505,990	2,506,491
Fidelity Securities Lending Cash Central Fund 5.44% (c)(d)	204,355	204,375
TOTAL MONEY MARKET FUNDS (Cost $2,710,866)		2,710,866

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $828,156,323)	748,692,709
NET OTHER ASSETS (LIABILITIES) - 0.9%	6,663,444
NET ASSETS - 100.0%	755,356,153

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	6,007,393	74,389,077	77,889,979	70,770	-	-	2,506,491	0.0%
Fidelity Securities Lending Cash Central Fund 5.44%	4,008,675	99,919,994	103,724,294	5,784	-	-	204,375	0.0%
Total	10,016,068	174,309,071	181,614,273	76,554	-	-	2,710,866

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	745,981,843	-	745,981,843	-

Money Market Funds	2,710,866	2,710,866	-	-
Total Investments in Securities:	748,692,709	2,710,866	745,981,843	-
Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value (including securities loaned of $200,338) - See accompanying schedule:
Unaffiliated issuers (cost $825,445,457)	$745,981,843
Fidelity Central Funds (cost $2,710,866)	2,710,866

Total Investment in Securities (cost $828,156,323)		$748,692,709
Receivable for investments sold		17,313,716
Receivable for fund shares sold		1,163,801
Interest receivable		3,291,730
Distributions receivable from Fidelity Central Funds		6,618
Total assets		770,468,574
Liabilities
Payable for investments purchased	$12,668,878
Payable for fund shares redeemed	2,236,513
Other payables and accrued expenses	2,655
Collateral on securities loaned	204,375
Total Liabilities		15,112,421
Net Assets		$755,356,153
Net Assets consist of:
Paid in capital		$855,175,159
Total accumulated earnings (loss)		(99,819,006)
Net Assets		$755,356,153
Net Asset Value, offering price and redemption price per share ($755,356,153 ÷ 83,436,985 shares)		$9.05

Statement of Operations
		Year ended August 31, 2023
Investment Income
Interest		$16,401,903
Income from Fidelity Central Funds (including $5,784 from security lending)		76,554
Total Income		16,478,457
Expenses
Custodian fees and expenses	$7,911
Independent trustees' fees and expenses	2,298
Miscellaneous	24
Total expenses before reductions	10,233
Expense reductions	(188)
Total expenses after reductions		10,045
Net Investment income (loss)		16,468,412
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(9,872,885)
Total net realized gain (loss)		(9,872,885)
Change in net unrealized appreciation (depreciation) on investment securities		(19,174,841)
Net gain (loss)		(29,047,726)
Net increase (decrease) in net assets resulting from operations		$(12,579,314)
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$16,468,412	$7,880,270
Net realized gain (loss)	(9,872,885)	(10,304,626)
Change in net unrealized appreciation (depreciation)	(19,174,841)	(65,485,298)
Net increase (decrease) in net assets resulting from operations	(12,579,314)	(67,909,654)
Distributions to shareholders	(16,468,381)	(7,879,915)

Share transactions
Proceeds from sales of shares	278,231,194	248,759,640
Reinvestment of distributions	16,432,999	7,879,915
Cost of shares redeemed	(100,002,628)	(162,041,844)

Net increase (decrease) in net assets resulting from share transactions	194,661,565	94,597,711
Total increase (decrease) in net assets	165,613,870	18,808,142

Net Assets
Beginning of period	589,742,283	570,934,141
End of period	$755,356,153	$589,742,283

Other Information
Shares
Sold	30,192,350	24,630,281
Issued in reinvestment of distributions	1,787,752	788,190
Redeemed	(10,873,343)	(16,309,869)
Net increase (decrease)	21,106,759	9,108,602

Financial Highlights
Fidelity® Series Government Bond Index Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.46	$10.73	$11.23	$10.76	$10.00
Income from Investment Operations
Net investment income (loss) A,B	.228	.133	.118	.197	.239
Net realized and unrealized gain (loss)	(.412)	(1.270)	(.323)	.504	.782
Total from investment operations	(.184)	(1.137)	(.205)	.701	1.021
Distributions from net investment income	(.226)	(.133)	(.125)	(.200)	(.261)
Distributions from net realized gain	-	-	(.170)	(.031)	-
Total distributions	(.226)	(.133)	(.295)	(.231)	(.261)
Net asset value, end of period	$9.05	$9.46	$10.73	$11.23	$10.76
Total Return C	(1.96)%	(10.66)%	(1.85)%	6.60%	10.40%
Ratios to Average Net Assets B,D,E
Expenses before reductions F	-%	-%	-%	-%	-%
Expenses net of fee waivers, if any F	-%	-%	-%	-%	-%
Expenses net of all reductions F	-%	-%	-%	-%	-%
Net investment income (loss)	2.48%	1.32%	1.11%	1.80%	2.37%
Supplemental Data
Net assets, end of period (000 omitted)	$755,356	$589,742	$570,934	$240,514	$138,041
Portfolio turnover rate G	26%	41%	23%	37%	59%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount represents less than .005%.

GAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$22,437
Gross unrealized depreciation	(79,826,187)
Net unrealized appreciation (depreciation)	$(79,803,750)
Tax Cost	$828,496,459

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(19,980,803)
Net unrealized appreciation (depreciation) on securities and other investments	$(79,803,750)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(5,843,550)
Long-term	(14,137,253)
Total capital loss carryforward	$(19,980,803)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$16,468,381	$ 7,879,915
4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. During the period, there were no interfund trades.
5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
6. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$622	$-	$-
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $188.
8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.
9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 16, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Series Government Bond Index Fund	-%-D
Actual		$ 1,000	$ 1,006.00	$-E
Hypothetical-B		$ 1,000	$ 1,025.21	$-E

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.
D   Amount represents less than .005%.

E   Amount represents less than $.005.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 97.98% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $16,081,009 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9891225.105
XGB-ANN-1023
Fidelity® Environmental Bond Fund

Annual Report
August 31, 2023
Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Life of Fund A
Class A (incl. 4.00% sales charge)	-5.25%	-7.81%
Class M (incl. 4.00% sales charge)	-5.23%	-7.80%
Class C (incl. contingent deferred sales charge)	-2.97%	-6.79%
Fidelity® Environmental Bond Fund	-1.05%	-5.87%
Class I	-1.18%	-5.91%
Class Z	-0.96%	-5.78%

A   From June 15, 2021
Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.
$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Environmental Bond Fund, a class of the fund, on June 15, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Manager John Houston:
For the fiscal year ending August 31, 2023, the fund's share classes (excluding sales charges, if applicable) posted returns in the range of roughly -1% to -2%, net of fees, versus -1.19% for the benchmark, the Bloomberg U.S. Aggregate Bond Index. The supplemental index, the Bloomberg MSCI Global Green Bond USD Index, has a duration (interest rate sensitivity) one year shorter than then Aggregate Index and returned 0.51%. In managing the fund the past 12 months, the portfolio management team attempted to exploit market inefficiencies and identify attractively valued environmental securities, in accordance with its longer-term strategy. Versus the benchmark, sector allocation boosted relative performance, led by an overweight to utilities, which outperformed. An underweight to agency mortgage-backed securities also helped since they trailed the benchmark. Yield-curve positioning also added value. The fund had less exposure than the benchmark to shorter-term securities, which lagged longer-term bonds as interest rates rose. In terms of security selection, green bonds from automobile makers Ford and GM, along with European auto parts supplier ZFF, outpaced the benchmark and boosted the fund's relative result. Certain other holdings were standouts, including the green bonds of semiconductor manufacturer NXP, U.K. media company Virgin Media and U.S. food company General Mills. In contrast, property companies Citycon and Hudson Pacific Properties detracted from the fund's performance versus the benchmark given their underperformance, as did the green bonds of utility Xcel Energy. Underweights to significant benchmark constituents, including Oracle and JP Morgan Chase, crimped the relative result, as did not owning the sovereign bonds of Mexico.

Note to shareholders: Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the fund's exposure to certain issuers, sectors, regions, and countries and may affect the fund's performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
Quality Diversification (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%*

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of Fund's net assets)

Short-Term Investments and Net Other Assets (Liabilities) - (0.4)%
Futures - 6.8%
Forward foreign currency contracts - (8.7)%

Geographic Diversification (% of Fund's net assets)

* Includes Short-Term investments and Net Other Assets (Liabilities). Percentages are adjusted for the effect of derivatives, if applicable.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
Nonconvertible Bonds - 41.8%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 3.5%
Diversified Telecommunication Services - 2.7%
NBN Co. Ltd. 4.125% 3/15/29 (Reg. S)	EUR	100,000	108,844
NTT Finance Corp. 4.372% 7/27/27 (b)		100,000	97,440
TELUS Corp. 3.4% 5/13/32		200,000	168,405
Verizon Communications, Inc.:
3.875% 2/8/29		450,000	420,477
5.05% 5/9/33		100,000	97,032
			892,198
Media - 0.8%
Comcast Corp. 4.65% 2/15/33		250,000	243,854
TOTAL COMMUNICATION SERVICES			1,136,052
CONSUMER DISCRETIONARY - 1.7%
Automobile Components - 0.3%
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	100,000	96,101
Automobiles - 0.8%
Ford Motor Co. 3.25% 2/12/32		100,000	78,055
General Motors Co. 5.4% 10/15/29		200,000	193,355
			271,410
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	84,970
Textiles, Apparel & Luxury Goods - 0.3%
AXA Logistics Europe Master SCA 0.375% 11/15/26 (Reg. S)	EUR	100,000	94,991
TOTAL CONSUMER DISCRETIONARY			547,472
CONSUMER STAPLES - 2.2%
Beverages - 0.3%
PepsiCo, Inc. 3.9% 7/18/32		100,000	94,836
Consumer Staples Distribution & Retail - 0.8%
Walmart, Inc. 1.8% 9/22/31		300,000	245,537
Food Products - 1.1%
General Mills, Inc. 2.25% 10/14/31		450,000	363,578
TOTAL CONSUMER STAPLES			703,951
FINANCIALS - 16.2%
Banks - 9.7%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		200,000	168,657
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	125,000	125,461
Bank of America Corp.:
2.456% 10/22/25 (c)		200,000	192,241
6.204% 11/10/28 (c)		290,000	296,667
Bank of Ireland Group PLC 5% 7/4/31 (Reg. S) (c)	EUR	100,000	110,226
Bank of Nova Scotia 0.65% 7/31/24		250,000	238,710
BNP Paribas SA:
0.5% 5/30/28 (Reg. S) (c)	EUR	100,000	94,403
1.675% 6/30/27 (b)(c)		200,000	178,513
BPCE SA 0.5% 1/14/28 (Reg. S) (c)	EUR	100,000	94,957
CaixaBank SA 1.25% 6/18/31 (Reg. S) (c)	EUR	100,000	96,549
Canadian Imperial Bank of Commerce 0.95% 10/23/25		325,000	296,077
Danske Bank A/S 4.75% 6/21/30 (Reg. S) (c)	EUR	100,000	109,498
DNB Bank ASA 4% 3/14/29 (Reg. S) (c)	EUR	100,000	109,002
Fifth Third Bancorp 1.707% 11/1/27 (c)		300,000	260,934
ING Groep NV 0.875% 6/9/32 (Reg. S) (c)	EUR	100,000	92,665
JPMorgan Chase & Co. 0.768% 8/9/25 (c)		200,000	190,006
Mizuho Financial Group, Inc. 5.778% 7/6/29 (c)		200,000	200,325
PNC Financial Services Group, Inc. 4.758% 1/26/27 (c)		200,000	196,339
Santander Holdings U.S.A., Inc. 5.807% 9/9/26 (c)		43,000	42,599
Wells Fargo & Co. 4.54% 8/15/26 (c)		100,000	97,647
			3,191,476
Capital Markets - 1.7%
Deutsche Bank AG 3.25% 5/24/28 (Reg. S) (c)	EUR	100,000	101,548
S&P Global, Inc. 2.7% 3/1/29		400,000	357,531
State Street Corp. 5.751% 11/4/26 (c)		100,000	100,207
			559,286
Financial Services - 1.9%
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	100,000	82,500
CBRE Global Investors Pan European Core Fund 0.9% 10/12/29 (Reg. S)	EUR	100,000	83,156
KfW 2.75% 2/14/33 (Reg. S)	EUR	50,000	53,257
Rexford Industrial Realty LP 2.15% 9/1/31		414,000	319,602
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)		100,000	83,591
			622,106
Insurance - 2.9%
Metropolitan Life Global Funding I 0.95% 7/2/25 (b)		250,000	229,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(c)		200,000	196,356
Pacific Life Global Funding II 1.375% 4/14/26 (b)		250,000	225,067
Prudential Financial, Inc. 1.5% 3/10/26		325,000	297,620
			948,857
TOTAL FINANCIALS			5,321,725
HEALTH CARE - 0.9%
Health Care Providers & Services - 0.1%
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	47,176
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.9% 12/10/28		300,000	260,702
TOTAL HEALTH CARE			307,878
INDUSTRIALS - 0.3%
Transportation Infrastructure - 0.3%
Holding d'Infrastructures et des Metiers de l'Environnement 0.125% 9/16/25 (Reg. S)	EUR	100,000	99,410
INFORMATION TECHNOLOGY - 2.8%
Semiconductors & Semiconductor Equipment - 2.1%
Analog Devices, Inc. 1.7% 10/1/28		300,000	257,287
Micron Technology, Inc. 2.703% 4/15/32		200,000	157,835
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		100,000	80,484
5% 1/15/33		200,000	189,258
			684,864
Software - 0.7%
Autodesk, Inc. 2.4% 12/15/31		300,000	243,531
TOTAL INFORMATION TECHNOLOGY			928,395
MATERIALS - 0.9%
Chemicals - 0.9%
Air Products & Chemicals, Inc. 4.8% 3/3/33		100,000	99,372
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	89,558
LYB International Finance III LLC 5.625% 5/15/33		100,000	99,040
			287,970
REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Boston Properties, Inc. 6.75% 12/1/27		22,000	22,469
Healthpeak OP, LLC 2.125% 12/1/28		150,000	128,164
Hudson Pacific Properties LP 5.95% 2/15/28		151,000	127,688
UDR, Inc. 1.9% 3/15/33		375,000	273,592
WP Carey, Inc. 2.45% 2/1/32		150,000	116,806
			668,719
Real Estate Management & Development - 0.6%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	100,000	80,462
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	30,000	17,305
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	100,000	96,183
			193,950
TOTAL REAL ESTATE			862,669
UTILITIES - 10.7%
Electric Utilities - 7.6%
Amprion GmbH 3.875% 9/7/28 (Reg. S)	EUR	100,000	108,953
CenterPoint Energy Houston Electric LLC 5.3% 4/1/53		100,000	99,330
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		50,000	40,935
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	100,000	97,407
ENEL Finance International NV 1.375% 7/12/26 (b)		600,000	532,124
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	100,000	99,792
Northern States Power Co. 2.25% 4/1/31		500,000	413,718
NSTAR Electric Co. 4.95% 9/15/52		400,000	371,924
Oncor Electric Delivery Co. LLC 4.15% 6/1/32		100,000	93,159
Public Service Electric & Gas Co. 4.65% 3/15/33		100,000	96,916
Puget Sound Energy, Inc. 5.448% 6/1/53		100,000	97,701
Wisconsin Electric Power Co. 4.75% 9/30/32		400,000	390,783
Wisconsin Power & Light Co. 4.95% 4/1/33		50,000	48,442
			2,491,184
Independent Power and Renewable Electricity Producers - 1.9%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		100,000	89,170
RWE AG 2.125% 5/24/26 (Reg. S)	EUR	100,000	103,941
The AES Corp.:
2.45% 1/15/31		400,000	317,612
5.45% 6/1/28		100,000	98,133
			608,856
Multi-Utilities - 1.2%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		325,000	293,057
San Diego Gas & Electric Co. 4.95% 8/15/28		100,000	98,986
			392,043
TOTAL UTILITIES			3,492,083
TOTAL NONCONVERTIBLE BONDS (Cost $14,897,580)			13,687,605

U.S. Government and Government Agency Obligations - 35.5%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.5%
Tennessee Valley Authority 1.5% 9/15/31	200,000	159,755
U.S. Treasury Obligations - 35.0%
U.S. Treasury Bonds:
1.875% 11/15/51	400,000	245,781
2% 11/15/41 (d)	1,870,000	1,308,489
2.25% 2/15/52	120,000	80,953
2.875% 5/15/52	955,000	741,356
3% 8/15/52	235,000	187,275
3.625% 2/15/53	100,000	90,094
3.625% 5/15/53	405,000	365,259
U.S. Treasury Notes:
0.25% 6/15/24 (d)	150,000	144,094
2.875% 5/15/32	65,000	59,071
3.25% 6/30/27	170,000	163,200
3.5% 1/31/28	23,000	22,241
3.5% 2/15/33	1,030,000	980,914
3.875% 8/15/33	1,200,000	1,178,625
4% 2/15/26	400,000	393,688
4% 6/30/28	1,300,000	1,284,461
4% 7/31/30	2,400,000	2,371,499
4.125% 7/31/28	1,850,000	1,839,160
TOTAL U.S. TREASURY OBLIGATIONS		11,456,160
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $12,568,846)		11,615,915

U.S. Government Agency - Mortgage Securities - 17.2%
	Principal Amount (a)	Value ($)
Fannie Mae - 6.2%
2% 8/1/35 to 11/1/41	565,617	486,338
2.5% 12/1/51	199,237	165,190
3% 1/1/52	957,510	826,414
4.5% 12/1/52	588,686	558,734
TOTAL FANNIE MAE		2,036,676
Freddie Mac - 8.4%
2% 4/1/51 to 3/1/52	787,439	627,875
2.5% 2/1/52 to 3/1/52	1,515,222	1,256,527
3.5% 6/1/52	98,616	88,166
4% 12/1/52	397,441	366,995
5% 6/1/53	197,609	191,649
1.5% 12/1/31	246,126	221,041
TOTAL FREDDIE MAC		2,752,253
Uniform Mortgage Backed Securities - 2.6%
3.5% 9/1/53 (e)	200,000	178,711
4% 9/1/53 (e)	200,000	184,625
5% 9/1/53 (e)	300,000	290,895
5.5% 9/1/53 (e)	200,000	197,563
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		851,794
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $6,094,258)		5,640,723

Asset-Backed Securities - 2.2%
	Principal Amount (a)	Value ($)
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS Class A, 2.31% 10/20/48 (b)	323,141	249,084
Hertz Vehicle Financing III LLC Series 2023-1A Class A, 5.49% 6/25/27 (b)	100,000	98,844
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)	224,681	191,597
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)	182,016	145,455
Tesla Auto Lease Trust 23-A Series 2023-A Class A3, 5.89% 6/22/26 (b)	51,000	50,868
TOTAL ASSET-BACKED SECURITIES (Cost $877,791)		735,848

Commercial Mortgage Securities - 2.1%
	Principal Amount (a)	Value ($)
District of Columbia Commercial Mtg Trust 2023-District of Columbia sequential payer Series 2023-DC Class A, 6.3143% 9/10/40 (b)	100,000	101,112
Freddie Mac:
sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30	160,000	127,887
Series 2022-KG07 Class A2, 3.123% 8/25/32	200,000	175,412
Series 2022-KSG4 Class A2, 3.4% 8/25/32 (c)	200,000	179,071
Series 2023-KG08 Class A2, 4.134% 5/25/33	100,000	94,493
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $738,149)		677,975

Foreign Government and Government Agency Obligations - 0.7%
		Principal Amount (a)	Value ($)
German Federal Republic 0% 8/15/31(Reg. S) (d)	EUR	151,000	135,992
Uruguay Republic 5.75% 10/28/34		100,000	107,496
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $231,697)			243,488

Preferred Securities - 0.9%
		Principal Amount (a)	Value ($)
UTILITIES - 0.9%
Electric Utilities - 0.9%
Iberdrola International BV 3.25% (Reg. S) (c)(f)	EUR	100,000	107,509
ORSTED A/S 2.25% (Reg. S) (c)(f)	EUR	100,000	105,570
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (c)(f)	EUR	100,000	94,713
TOTAL PREFERRED SECURITIES (Cost $369,199)			307,792

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.43% (g) (Cost $847,713)	847,544	847,713

TOTAL INVESTMENT IN SECURITIES - 103.0% (Cost $36,625,233)	33,757,059
NET OTHER ASSETS (LIABILITIES) - (3.0)%	(993,254)
NET ASSETS - 100.0%	32,763,805

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	3	Dec 2023	320,766	2,222	2,222

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	8	Dec 2023	1,019,029	(6,005)	(6,005)
Eurex Euro-Bund Contracts (Germany)	2	Dec 2023	287,635	(2,326)	(2,326)
Eurex Euro-Schatz Contracts (Germany)	11	Dec 2023	1,258,150	(3,150)	(3,150)

TOTAL SOLD					(11,481)

TOTAL FUTURES CONTRACTS					(9,259)
The notional amount of futures purchased as a percentage of Net Assets is 1.0%
The notional amount of futures sold as a percentage of Net Assets is 7.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $3,782,242.
Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	130,156	EUR	120,000	Citibank, N. A.	9/05/23	34
EUR	4,000	USD	4,380	BNP Paribas S.A.	9/15/23	(41)
EUR	4,000	USD	4,461	BNP Paribas S.A.	9/15/23	(122)
EUR	2,000	USD	2,191	BNP Paribas S.A.	9/15/23	(22)
EUR	3,000	USD	3,264	Bank of America, N.A.	9/15/23	(9)
EUR	4,000	USD	4,406	Brown Brothers Harriman & Co	9/15/23	(67)
EUR	6,000	USD	6,549	Brown Brothers Harriman & Co	9/15/23	(40)
EUR	56,000	USD	61,026	Brown Brothers Harriman & Co	9/15/23	(273)
EUR	2,000	USD	2,197	Brown Brothers Harriman & Co	9/15/23	(27)
EUR	5,000	USD	5,478	Canadian Imperial Bk. of Comm.	9/15/23	(53)
EUR	10,000	USD	10,987	Canadian Imperial Bk. of Comm.	9/15/23	(138)
EUR	5,000	USD	5,469	Canadian Imperial Bk. of Comm.	9/15/23	(44)
EUR	2,000	USD	2,204	Citibank, N. A.	9/15/23	(34)
EUR	119,000	USD	129,131	Citibank, N. A.	9/15/23	(31)
EUR	3,000	USD	3,304	Goldman Sachs Bank USA	9/15/23	(49)
EUR	34,000	USD	37,222	JPMorgan Chase Bank, N.A.	9/15/23	(337)
EUR	2,000	USD	2,207	JPMorgan Chase Bank, N.A.	9/15/23	(37)
EUR	4,000	USD	4,369	State Street Bank and Trust Co	9/15/23	(30)
GBP	1,000	USD	1,283	BNP Paribas S.A.	9/15/23	(16)
USD	18,614	AUD	27,000	Bank of America, N.A.	9/15/23	1,113
USD	2,221	EUR	2,000	BNP Paribas S.A.	9/15/23	51
USD	2,197	EUR	2,000	BNP Paribas S.A.	9/15/23	27
USD	2,851,870	EUR	2,594,000	Bank of America, N.A.	9/15/23	37,711
USD	10,103	EUR	9,000	Bank of America, N.A.	9/15/23	339
USD	12,373	EUR	11,000	Bank of America, N.A.	9/15/23	440
USD	11,222	EUR	10,000	Bank of America, N.A.	9/15/23	373
USD	6,600	EUR	6,000	Bank of America, N.A.	9/15/23	91
USD	4,401	EUR	4,000	Brown Brothers Harriman & Co	9/15/23	62
USD	4,399	EUR	4,000	Brown Brothers Harriman & Co	9/15/23	60
USD	9,847	EUR	9,000	Canadian Imperial Bk. of Comm.	9/15/23	83
USD	3,276	EUR	3,000	Canadian Imperial Bk. of Comm.	9/15/23	22
USD	4,429	EUR	4,000	Canadian Imperial Bk. of Comm.	9/15/23	90
USD	3,314	EUR	3,000	Canadian Imperial Bk. of Comm.	9/15/23	60
USD	2,190	EUR	2,000	JPMorgan Chase Bank, N.A.	9/15/23	20
USD	4,421	EUR	4,000	JPMorgan Chase Bank, N.A.	9/15/23	81
USD	5,409	EUR	5,000	JPMorgan Chase Bank, N.A.	9/15/23	(15)
USD	100,044	GBP	78,000	BNP Paribas S.A.	9/15/23	1,229
USD	2,571	GBP	2,000	Canadian Imperial Bk. of Comm.	9/15/23	37

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						40,538
Unrealized Appreciation						41,923
Unrealized Depreciation						(1,385)

For the period, the average contract value for forward foreign currency contracts was $4,461,969. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively.

Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,678,627 or 8.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $82,451.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	1,783,992	18,691,793	19,628,072	55,531	-	-	847,713	0.0%
Total	1,783,992	18,691,793	19,628,072	55,531	-	-	847,713

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Corporate Bonds	13,687,605	-	13,687,605	-

U.S. Government and Government Agency Obligations	11,615,915	-	11,615,915	-

U.S. Government Agency - Mortgage Securities	5,640,723	-	5,640,723	-

Asset-Backed Securities	735,848	-	735,848	-

Commercial Mortgage Securities	677,975	-	677,975	-

Foreign Government and Government Agency Obligations	243,488	-	243,488	-

Preferred Securities	307,792	-	307,792	-

Money Market Funds	847,713	847,713	-	-
Total Investments in Securities:	33,757,059	847,713	32,909,346	-
Derivative Instruments:

Assets
Forward Foreign Currency Contracts	41,923	-	41,923	-
Futures Contracts	2,222	2,222	-	-
Total Assets	44,145	2,222	41,923	-

Liabilities
Forward Foreign Currency Contracts	(1,385)	-	(1,385)	-
Futures Contracts	(11,481)	(11,481)	-	-
Total Liabilities	(12,866)	(11,481)	(1,385)	-
Total Derivative Instruments:	31,279	(9,259)	40,538	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset ($)	Liability ($)
Foreign Exchange Risk
Forward Foreign Currency Contracts (a)	41,923	(1,385)
Total Foreign Exchange Risk	41,923	(1,385)
Interest Rate Risk
Futures Contracts (b)	2,222	(11,481)
Total Interest Rate Risk	2,222	(11,481)
Total Value of Derivatives	44,145	(12,866)

(a)Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

(b)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $35,777,520)	$32,909,346
Fidelity Central Funds (cost $847,713)	847,713

Total Investment in Securities (cost $36,625,233)		$33,757,059
Cash		8,784
Foreign currency held at value (cost $33,902)		33,778
Receivable for investments sold		1,059,760
Unrealized appreciation on forward foreign currency contracts		41,923
Receivable for fund shares sold		1,155
Interest receivable		206,525
Distributions receivable from Fidelity Central Funds		4,397
Receivable from investment adviser for expense reductions		524
Total assets		35,113,905
Liabilities
Payable for investments purchased
Regular delivery	$1,418,460
Delayed delivery	857,652
Unrealized depreciation on forward foreign currency contracts	1,385
Payable for fund shares redeemed	3,338
Distributions payable	48,191
Accrued management fee	9,440
Distribution and service plan fees payable	963
Payable for daily variation margin on futures contracts	8,036
Other affiliated payables	1,938
Other payables and accrued expenses	697
Total Liabilities		2,350,100
Net Assets		$32,763,805
Net Assets consist of:
Paid in capital		$45,641,831
Total accumulated earnings (loss)		(12,878,026)
Net Assets		$32,763,805

Net Asset Value and Maximum Offering Price
Class A :
Net Asset Value and redemption price per share ($999,918 ÷ 120,614 shares)(a)		$8.29
Maximum offering price per share (100/96.00 of $8.29)		$8.64
Class M :
Net Asset Value and redemption price per share ($729,221 ÷ 87,963 shares)(a)		$8.29
Maximum offering price per share (100/96.00 of $8.29)		$8.64
Class C :
Net Asset Value and offering price per share ($731,928 ÷ 88,374 shares)(a)		$8.28
Fidelity Environmental Bond Fund :
Net Asset Value, offering price and redemption price per share ($10,240,771 ÷ 1,235,283 shares)		$8.29
Class I :
Net Asset Value, offering price and redemption price per share ($481,616 ÷ 58,144 shares)		$8.28
Class Z :
Net Asset Value, offering price and redemption price per share ($19,580,351 ÷ 2,361,934 shares)		$8.29
(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations
		Year ended August 31, 2023
Investment Income
Dividends		$19,296
Interest		960,341
Income from Fidelity Central Funds		55,531
Total Income		1,035,168
Expenses
Management fee	$107,783
Transfer agent fees	23,119
Distribution and service plan fees	11,360
Independent trustees' fees and expenses	116
Miscellaneous	697
Total expenses before reductions	143,075
Expense reductions	(7,304)
Total expenses after reductions		135,771
Net Investment income (loss)		899,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(1,708,886)
Forward foreign currency contracts	(203,382)
Foreign currency transactions	3,057
Futures contracts	172,590
Total net realized gain (loss)		(1,736,621)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	549,237
Forward foreign currency contracts	(45,277)
Assets and liabilities in foreign currencies	1,727
Futures contracts	(51,782)
Total change in net unrealized appreciation (depreciation)		453,905
Net gain (loss)		(1,282,716)
Net increase (decrease) in net assets resulting from operations		$(383,319)
Statement of Changes in Net Assets

	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$899,397	$869,461
Net realized gain (loss)	(1,736,621)	(8,069,400)
Change in net unrealized appreciation (depreciation)	453,905	(3,326,964)
Net increase (decrease) in net assets resulting from operations	(383,319)	(10,526,903)
Distributions to shareholders	(1,186,567)	(874,786)

Share transactions - net increase (decrease)	3,956,209	30,072,001
Total increase (decrease) in net assets	2,386,323	18,670,312

Net Assets
Beginning of period	30,377,482	11,707,170
End of period	$32,763,805	$30,377,482

Financial Highlights
Fidelity Advisor® Environmental Bond Fund Class A

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.223	.101	.010
Net realized and unrealized gain (loss)	(.337)	(1.386)	.101
Total from investment operations	(.114)	(1.285)	.111
Distributions from net investment income	(.306)	(.100) D	(.011)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.306)	(.105)	(.011)
Net asset value, end of period	$8.29	$8.71	$10.10
Total Return E,F,G	(1.30)%	(12.79)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.71%	.67%	.65% J
Expenses net of fee waivers, if any	.71%	.67%	.65% J
Expenses net of all reductions	.70%	.67%	.65% J
Net investment income (loss)	2.66%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$1,000	$778	$809
Portfolio turnover rate K	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FTotal returns for periods of less than one year are not annualized.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class M

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.225	.101	.010
Net realized and unrealized gain (loss)	(.337)	(1.386)	.101
Total from investment operations	(.112)	(1.285)	.111
Distributions from net investment income	(.308)	(.100) D	(.011)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.308)	(.105)	(.011)
Net asset value, end of period	$8.29	$8.71	$10.10
Total Return E,F,G	(1.28)%	(12.78)%	1.11%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.69%	.67%	.65% J
Expenses net of fee waivers, if any	.69%	.67%	.65% J
Expenses net of all reductions	.69%	.66%	.65% J
Net investment income (loss)	2.68%	1.07%	.50% J
Supplemental Data
Net assets, end of period (000 omitted)	$729	$736	$809
Portfolio turnover rate K	84%	198%	12% L

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GTotal returns do not include the effect of the sales charges.

HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

JAnnualized.

KAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

LAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class C

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$10.09	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.162	.030	(.005)
Net realized and unrealized gain (loss)	(.337)	(1.382)	.095
Total from investment operations	(.175)	(1.352)	.090
Distributions from net investment income	(.245)	(.033) D	- E
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.245)	(.038)	- E
Net asset value, end of period	$8.28	$8.70	$10.09
Total Return F,G,H	(2.02)%	(13.42)%	.90%
Ratios to Average Net Assets C,I,J
Expenses before reductions	1.43%	1.42%	1.39% K
Expenses net of fee waivers, if any	1.43%	1.42%	1.39% K
Expenses net of all reductions	1.43%	1.42%	1.39% K
Net investment income (loss)	1.93%	.32%	(.25)% K
Supplemental Data
Net assets, end of period (000 omitted)	$732	$741	$808
Portfolio turnover rate L	84%	198%	12% M

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

EAmount represents less than $.0005 per share.

FTotal returns for periods of less than one year are not annualized.

GTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

HTotal returns do not include the effect of the contingent deferred sales charge.

IFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

JExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

KAnnualized.

LAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

MAmount not annualized.

Fidelity® Environmental Bond Fund

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.245	.120	.015
Net realized and unrealized gain (loss)	(.337)	(1.385)	.101
Total from investment operations	(.092)	(1.265)	.116
Distributions from net investment income	(.328)	(.120) D	(.016)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.328)	(.125)	(.016)
Net asset value, end of period	$8.29	$8.71	$10.10
Total Return E,F	(1.05)%	(12.60)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.45%	.45%	.45% I
Expenses net of fee waivers, if any	.45%	.45%	.45% I
Expenses net of all reductions	.45%	.45%	.45% I
Net investment income (loss)	2.91%	1.29%	.70% I
Supplemental Data
Net assets, end of period (000 omitted)	$10,241	$10,796	$7,663
Portfolio turnover rate J	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class I

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.70	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.236	.109	.016
Net realized and unrealized gain (loss)	(.339)	(1.372)	.100
Total from investment operations	(.103)	(1.263)	.116
Distributions from net investment income	(.317)	(.132) D	(.016)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.317)	(.137)	(.016)
Net asset value, end of period	$8.28	$8.70	$10.10
Total Return E,F	(1.18)%	(12.58)%	1.16%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.58%	.60%	.40% I
Expenses net of fee waivers, if any	.58%	.60%	.40% I
Expenses net of all reductions	.57%	.59%	.40% I
Net investment income (loss)	2.79%	1.14%	.74% I
Supplemental Data
Net assets, end of period (000 omitted)	$482	$996	$809
Portfolio turnover rate J	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Fidelity Advisor® Environmental Bond Fund Class Z

Years ended August 31,	2023	2022	2021 A
Selected Per-Share Data
Net asset value, beginning of period	$8.71	$10.10	$10.00
Income from Investment Operations
Net investment income (loss) B,C	.252	.130	.017
Net realized and unrealized gain (loss)	(.337)	(1.386)	.101
Total from investment operations	(.085)	(1.256)	.118
Distributions from net investment income	(.335)	(.129) D	(.018)
Distributions from net realized gain	-	(.005) D	-
Total distributions	(.335)	(.134)	(.018)
Net asset value, end of period	$8.29	$8.71	$10.10
Total Return E,F	(.96)%	(12.52)%	1.18%
Ratios to Average Net Assets C,G,H
Expenses before reductions	.40%	.40%	.40% I
Expenses net of fee waivers, if any	.36%	.36%	.36% I
Expenses net of all reductions	.36%	.36%	.36% I
Net investment income (loss)	3.00%	1.38%	.78% I
Supplemental Data
Net assets, end of period (000 omitted)	$19,580	$16,331	$809
Portfolio turnover rate J	84%	198%	12% K

AFor the period June 15, 2021 (commencement of operations) through August 31, 2021

BCalculated based on average shares outstanding during the period.

CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

DThe amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

ETotal returns for periods of less than one year are not annualized.

FTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

GFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

IAnnualized.

JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

KAmount not annualized.

Notes to Financial Statements
For the period ended August 31, 2023

1. Organization.
Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Class A, Class M, Class C, Class I and Class Z are Fidelity Advisor classes. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carry forwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$62,191
Gross unrealized depreciation	(2,985,166)
Net unrealized appreciation (depreciation)	$(2,922,975)
Tax Cost	$36,772,424

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$2,484
Capital loss carryforward	$(9,957,183)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,923,329)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,749,713)
Long-term	(1,207,470)
Total capital loss carryforward	$(9,957,183)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$1,186,567	$874,786

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	(203,382)	(45,277)
Total Foreign Exchange Risk	(203,382)	(45,277)
Interest Rate Risk
Futures Contracts	172,590	(51,782)
Total Interest Rate Risk	172,590	(51,782)
Totals	(30,792)	(97,059)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in total accumulated earnings (loss) in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	12,509,940	10,555,905
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,234	$1,929
Class M	-%	.25%	1,819	1,739
Class C	.75%	.25%	7,307	6,999
			$11,360	$10,667

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$76
Class M	27
$103

A When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$930.10
Class M	617.08
Class C	603.08
Fidelity Environmental Bond Fund	11,170.10
Class I	1,497.22
Class Z	8,302.05
	$23,119

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.
8. Expense Reductions.
The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2024. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$6,608

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $691. During the period, transfer agent credits reduced each class' expenses as noted in the table below.

Expense reduction
Class C	$5

9. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$31,286	$9,091
Class M	26,484	8,571
Class C	21,134	3,199
Fidelity Environmental Bond Fund	430,440	137,201
Class I	25,677	186,400
Class Z	651,546	530,324
Total	$1,186,567	$874,786
10. Share Transactions.
Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2023	Year ended August 31, 2022	Year ended August 31, 2023	Year ended August 31, 2022
Fidelity Environmental Bond Fund
Class A
Shares sold	28,410	8,862	$238,142	$86,250
Reinvestment of distributions	3,721	975	31,286	9,091
Shares redeemed	(805)	(635)	(6,774)	(5,913)
Net increase (decrease)	31,326	9,202	$262,654	$89,428
Class M
Shares sold	1,293	3,509	$10,953	$31,738
Reinvestment of distributions	3,149	919	26,467	8,571
Shares redeemed	(993)	-	(8,362)	-
Net increase (decrease)	3,449	4,428	$29,058	$40,309
Class C
Shares sold	943	4,759	$8,011	$45,195
Reinvestment of distributions	2,516	347	21,134	3,199
Shares redeemed	(192)	-	(1,599)	(4)
Net increase (decrease)	3,267	5,106	$27,546	$48,390
Fidelity Environmental Bond Fund
Shares sold	368,998	633,009	$3,117,905	$6,136,270
Reinvestment of distributions	44,374	13,467	372,993	125,175
Shares redeemed	(417,550)	(165,841)	(3,486,711)	(1,556,252)
Net increase (decrease)	(4,178)	480,635	$4,187	$4,705,193
Class I
Shares sold	21,555	3,876,416	$181,063	$38,185,205
Reinvestment of distributions	2,898	18,854	24,339	179,111
Shares redeemed	(80,804)	(3,860,903)	(675,129)	(35,321,990)
Net increase (decrease)	(56,351)	34,367	$(469,727)	$3,042,326
Class Z
Shares sold	700,912	7,890,789	$5,884,450	$77,233,768
Reinvestment of distributions	4,754	38,714	39,895	366,403
Shares redeemed	(218,707)	(6,134,667)	(1,821,854)	(55,453,816)
Net increase (decrease)	486,959	1,794,836	$4,102,491	$22,146,355
11. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	21%
12. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Environmental Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Environmental Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the two years in the period ended August 31, 2023 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the two years in the period ended August 31, 2023 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 12, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you're an individual investing directly with Fidelity, call 1-800-835-5092 if you're a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you're an advisor or invest through one.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Fidelity® Environmental Bond Fund
Class A	.70%
Actual		$ 1,000	$ 1,003.00	$ 3.53
Hypothetical-B		$ 1,000	$ 1,021.68	$ 3.57
Class M	.68%
Actual		$ 1,000	$ 1,003.10	$ 3.43
Hypothetical-B		$ 1,000	$ 1,021.78	$ 3.47
Class C	1.42%
Actual		$ 1,000	$ 999.40	$ 7.16
Hypothetical-B		$ 1,000	$ 1,018.05	$ 7.22
Fidelity® Environmental Bond Fund	.45%
Actual		$ 1,000	$ 1,004.30	$ 2.27
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29
Class I	.58%
Actual		$ 1,000	$ 1,003.60	$ 2.93
Hypothetical-B		$ 1,000	$ 1,022.28	$ 2.96
Class Z	.36%
Actual		$ 1,000	$ 1,004.70	$ 1.82
Hypothetical-B		$ 1,000	$ 1,023.39	$ 1.84

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)
The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 34.20% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $729,116 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $669,606 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.9901918.102
ENB-ANN-1023
Fidelity® Intermediate Government Income Fund

Annual Report
August 31, 2023

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line
Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.
Average Annual Total Returns

Periods ended August 31, 2023	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	-0.72%	0.34%	0.70%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2013.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Intermediate Government Bond Index performed over the same period.

Management's Discussion of Fund Performance
Market Recap:
U.S. taxable investment-grade bonds returned -1.19% for the 12 months ending August 31, 2023, according to the Bloomberg U.S. Aggregate Bond Index. The first months of the period saw a continuation of the historic bond market downturn that began in early 2022, when the U.S. Federal Reserve began an aggressive series of interest rate hikes to combat persistent inflation. The actions helped push nominal and real U.S. bond yields to their highest levels in more than a decade. Bond prices, which move inversely to yields, fell sharply through October, and credit spreads widened, as investors demanded more yield for buying credit-sensitive assets. In November, the bond market staged a broad rally (+3.68%) when comments by Fed Chair Jerome Powell pointed to a slowdown in the size of future rate hikes. With the market anticipating the end of the hiking cycle by midyear, the index advanced 3.59% in the first four months of 2023, only to fall back in each of the four next months, as cooling but still-high inflation and a strong labor market suggested the Fed may need to keep raising rates for longer than anticipated. To date, the central bank has raised its benchmark rate 11 times, by a total of 5.25 percentage points. For the full 12 months, short-term bonds outperformed long-term issues, while lower-quality bonds bettered higher-quality debt, and risk assets like corporate bonds and asset-backed securities outpaced U.S. Treasuries. Meanwhile, U.S. mortgage-backed securities lagged in the rising-rate environment.
Comments from Co-Portfolio Managers Sean Corcoran and Franco Castagliuolo:
For the fiscal year, the fund returned -0.72%, net of fees, versus -0.13% for the benchmark, the Bloomberg US Intermediate Government Bond Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund's interest rate positioning was the key detractor from performance versus the benchmark for the 12 months. Specifically, the fund had more sensitivity to interest rates, as measured by its modestly longer duration, than the benchmark this period, which hurt because interest rates rose. In contrast, relative performance was boosted by an overweight in 30-year conventional mortgage-backed securities, primarily lower-coupon (2.5% and below) bonds, given that they outpaced the benchmark. Relative performance benefited from holdings in securities made up of 15-year mortgages, an area in which we built an overweight late in the reporting period when we identified attractively priced securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary August 31, 2023 (Unaudited)
The information in the following tables is based on the combined Investments of the Fund and its pro-rata share of investments in Fidelity's Central Funds, other than the Money Market Central Funds.
Coupon Distribution (% of Fund's Investments)

0.01 - 0.99%	11.3
1 - 1.99%	18.6
2 - 2.99%	31.3
3 - 3.99%	13.9
4 - 4.99%	14.3
5 - 5.99%	2.5
6 - 6.99%	0.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Asset Allocation (% of Fund's net assets)

Futures and Swaps - 19.0%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2023
Showing Percentage of Net Assets
U.S. Government and Government Agency Obligations - 79.3%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.5%
Fannie Mae 0.625% 4/22/25	375	349
Freddie Mac 4% 11/25/24	1,700	1,669
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,018
U.S. Treasury Obligations - 78.4%
U.S. Treasury Bonds:
3.625% 5/15/53	30	27
4.125% 8/15/53	1,040	1,026
U.S. Treasury Notes:
0.25% 7/31/25	22,229	20,363
0.25% 9/30/25	1,660	1,512
0.25% 10/31/25	3,300	2,996
0.375% 4/30/25	2,186	2,026
0.375% 12/31/25	4,210	3,815
0.75% 8/31/26	16,524	14,793
1.125% 8/31/28	59,785	51,383
1.25% 12/31/26	3,278	2,956
1.25% 9/30/28	580	501
1.5% 9/30/24	4,297	4,126
1.5% 1/31/27	5,049	4,580
1.75% 7/31/24	220	213
1.875% 2/28/27	5,600	5,137
2% 8/15/25	34,301	32,471
2.125% 7/31/24	5,667	5,502
2.25% 4/30/24	11,454	11,217
2.25% 3/31/26	3,325	3,135
2.5% 2/28/26	9,441	8,963
2.625% 7/31/29	600	550
2.75% 2/15/24	7,977	7,881
2.75% 6/30/25	2,770	2,665
2.75% 7/31/27	3,300	3,107
2.75% 5/31/29	2,897	2,676
2.75% 8/15/32	14,153	12,704
2.875% 11/30/25	8,513	8,174
2.875% 4/30/29	600	558
2.875% 5/15/32	2,646	2,405
3.125% 11/15/28	8,510	8,058
3.375% 5/15/33	290	273
3.5% 1/31/28	1,920	1,857
3.5% 2/15/33	730	695
3.625% 5/15/26	2,030	1,979
3.625% 3/31/30	4,740	4,579
3.75% 6/30/30	18,410	17,912
3.875% 1/15/26	2,590	2,541
3.875% 12/31/27	1,800	1,767
3.875% 8/15/33	440	432
4% 2/15/26	1,900	1,870
4% 6/30/28	8,620	8,517
4% 10/31/29	6,300	6,216
4% 7/31/30	1,650	1,630
4.125% 8/31/30	3,300	3,286
4.125% 11/15/32	3,130	3,129
4.375% 10/31/24	1,600	1,583
4.375% 8/31/28	270	272
4.5% 11/15/25	2,400	2,385
4.625% 2/28/25	6,600	6,554
4.625% 6/30/25	16,070	15,981
4.625% 3/15/26	620	620
TOTAL U.S. TREASURY OBLIGATIONS		309,598
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,565
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $333,949)		313,181

U.S. Government Agency - Mortgage Securities - 10.5%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 5.0%
1.5% 11/1/40 to 11/1/41	3,065	2,464
2% 2/1/28 to 12/1/41	5,585	4,821
2.5% 1/1/28 to 12/1/51	4,586	4,073
3% 2/1/31 to 2/1/52 (b)(c)	3,707	3,374
3.5% 3/1/52	488	437
4.5% 9/1/42	1,015	976
5% 10/1/52 to 12/1/52	1,380	1,348
5.5% 5/1/53 to 8/1/53	1,794	1,786
6% 6/1/53	696	706
TOTAL FANNIE MAE		19,985
Freddie Mac - 3.6%
1.5% 12/1/40 to 4/1/41	840	677
2% 5/1/36 to 7/1/41	2,218	1,905
2.5% 1/1/28 to 1/1/42	4,448	3,964
3% 12/1/30 to 9/1/34	411	383
3.5% 1/1/34 to 3/1/52 (b)	2,744	2,484
4.5% 10/1/42 to 12/1/42	885	851
5% 10/1/52 to 12/1/52	1,294	1,264
5.5% 9/1/52 to 8/1/53	2,712	2,700
TOTAL FREDDIE MAC		14,228
Ginnie Mae - 1.0%
2% 2/20/51	48	40
2% 9/1/53 (d)	900	743
2% 9/1/53 (d)	1,150	949
2% 9/1/53 (d)	200	165
2% 9/1/53 (d)	250	206
2% 9/1/53 (d)	450	371
2% 9/1/53 (d)	400	330
2% 10/1/53 (d)	100	83
2% 10/1/53 (d)	1,450	1,197
TOTAL GINNIE MAE		4,084
Uniform Mortgage Backed Securities - 0.9%
2% 9/1/53 (d)	500	398
3% 9/1/53 (d)	450	388
3% 9/1/53 (d)	900	775
3% 9/1/53 (d)	150	129
5.5% 9/1/53 (d)	650	642
5.5% 9/1/53 (d)	1,100	1,087
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		3,419
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $43,429)		41,716

Collateralized Mortgage Obligations - 2.9%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 2.9%
Fannie Mae:
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	284	237
Series 2020-49 Class JA, 2% 8/25/44	101	90
Series 2021-68 Class A, 2% 7/25/49	200	160
Series 2021-85 Class L, 2.5% 8/25/48	109	94
Series 2021-96 Class HA, 2.5% 2/25/50	180	156
Series 2022-1 Class KA, 3% 5/25/48	186	166
Series 2022-13 Class MA, 3% 5/25/44	774	714
Series 2022-3 Class N, 2% 10/25/47	1,460	1,221
Series 2022-4 Class B, 2.5% 5/25/49	131	113
Series 2022-49 Class TE, 4.5% 12/25/48	1,416	1,360
Series 2022-65 Class GA, 5% 4/25/46	1,468	1,420
Series 2022-7 Class A, 3% 5/25/48	266	236
Series 2020-45 Class JL, 3% 7/25/40	33	30
Series 2021-59 Class H, 2% 6/25/48	113	92
Series 2021-66:
Class DA, 2% 1/25/48	122	100
Class DM, 2% 1/25/48	130	106
Freddie Mac:
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	221	199
Class LY, 3% 10/25/40	168	151
Series 2021-5175 Class CB, 2.5% 4/25/50	643	551
Series 2021-5180 Class KA, 2.5% 10/25/47	130	114
Series 2022-5189 Class DA, 2.5% 5/25/49	133	114
Series 2022-5190 Class BA, 2.5% 11/25/47	136	117
Series 2022-5191 Class CA, 2.5% 4/25/50	153	131
Series 2022-5197 Class DA, 2.5% 11/25/47	103	89
Series 2022-5198 Class BA, 2.5% 11/25/47	477	418
Series 2022-5202 Class LB, 2.5% 10/25/47	110	95
Series 2020-5041 Class LB, 3% 11/25/40	376	339
Series 2021-5083 Class VA, 1% 8/15/38	1,655	1,529
Series 2021-5176 Class AG, 2% 1/25/47	488	416
Series 2021-5182 Class A, 2.5% 10/25/48	841	722
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	104	89

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $11,598)		11,369

Commercial Mortgage Securities - 2.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	1,004	973
Series 2015-K049 Class A2, 3.01% 7/25/25	28	27
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	1,148	1,106
Series 2015-K051 Class A2, 3.308% 9/25/25	45	43
Series 2016-K052 Class A2, 3.151% 11/25/25	2,995	2,869
Series 2017-K729 Class A2, 3.136% 10/25/24	700	682
Series 2022-150 Class A2, 3.71% 9/25/32	200	184
Series 2022-K140 Class A2, 2.25% 1/25/32	213	176
Series 2022-K750 Class A2, 3% 9/25/29	973	883
Series 2023-158 Class A2, 4.05% 7/25/33	160	151
Series 2017-K727 Class A2, 2.946% 7/25/24	1,290	1,262
Series 2021-K134 Class A2, 2.243% 10/25/31	296	245
Series 2022 K748 Class A2, 2.26% 1/25/29	500	440
Series K063 Class A2, 3.43% 1/25/27	500	476
Series K086 Class A2, 3.859% 11/25/28	324	310
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	735	709
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,663)		10,536

Foreign Government and Government Agency Obligations - 0.3%
	Principal Amount (a) (000s)	Value ($) (000s)
Israeli State 5.5% 4/26/24 (Cost $1,120)	1,100	1,095

Money Market Funds - 6.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.43% (f) (Cost $27,215)	27,209,550	27,215

TOTAL INVESTMENT IN SECURITIES - 102.6% (Cost $427,974)	405,112
NET OTHER ASSETS (LIABILITIES) - (2.6)%	(10,249)
NET ASSETS - 100.0%	394,863

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 9/1/53	(100)	(83)
2% 9/1/53	(1,450)	(1,196)

TOTAL GINNIE MAE		(1,279)

Uniform Mortgage Backed Securities
2% 9/1/53	(750)	(597)
2.5% 9/1/53	(700)	(580)
3.5% 9/1/53	(1,100)	(983)
5.5% 9/1/53	(1,125)	(1,111)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(3,271)

TOTAL TBA SALE COMMITMENTS (Proceeds $4,551)		(4,550)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	112	Dec 2023	12,436	97	97
CBOT 2-Year U.S. Treasury Note Contracts (United States)	268	Dec 2023	54,620	155	155
CBOT 5-Year U.S. Treasury Note Contracts (United States)	56	Dec 2023	5,987	41	41
CBOT Long Term U.S. Treasury Bond Contracts (United States)	17	Dec 2023	2,069	29	29

TOTAL PURCHASED					322

Sold

Treasury Contracts
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	1	Dec 2023	129	(2)	(2)

TOTAL FUTURES CONTRACTS					320
The notional amount of futures purchased as a percentage of Net Assets is 19.0%
The notional amount of futures sold as a percentage of Net Assets is 0.0%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $51,236,000.
Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
3.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	LCH	Sep 2030	27	(1)	0	(1)

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $658,000.
(c)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $8,000.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.43%	17,468	138,414	128,667	494	-	-	27,215	0.1%
Fidelity Securities Lending Cash Central Fund 5.44%	17,759	124,389	142,148	9	-	-	-	0.0%
Total	35,227	262,803	270,815	503	-	-	27,215

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2023, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

U.S. Government and Government Agency Obligations	313,181	-	313,181	-

U.S. Government Agency - Mortgage Securities	41,716	-	41,716	-

Collateralized Mortgage Obligations	11,369	-	11,369	-

Commercial Mortgage Securities	10,536	-	10,536	-

Foreign Government and Government Agency Obligations	1,095	-	1,095	-

Money Market Funds	27,215	27,215	-	-
Total Investments in Securities:	405,112	27,215	377,897	-
Derivative Instruments:

Assets
Futures Contracts	322	322	-	-
Total Assets	322	322	-	-

Liabilities
Futures Contracts	(2)	(2)	-	-
Swaps	(1)	-	(1)	-
Total Liabilities	(3)	(2)	(1)	-
Total Derivative Instruments:	319	320	(1)	-
Other Financial Instruments:

TBA Sale Commitments	(4,550)	-	(4,550)	-
Total Other Financial Instruments:	(4,550)	-	(4,550)	-

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2023. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset ($)	Liability ($)
Interest Rate Risk
Futures Contracts (a)	322	(2)
Swaps (b)	0	(1)
Total Interest Rate Risk	322	(3)
Total Value of Derivatives	322	(3)

(a)Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

(b)For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

Financial Statements
Statement of Assets and Liabilities
Amounts in thousands (except per-share amount)		August 31, 2023

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $400,759)	$377,897
Fidelity Central Funds (cost $27,215)	27,215

Total Investment in Securities (cost $427,974)		$405,112
Receivable for TBA sale commitments		4,551
Receivable for fund shares sold		248
Interest receivable		1,308
Distributions receivable from Fidelity Central Funds		123
Receivable for daily variation margin on futures contracts		45
Total assets		411,387
Liabilities
Payable for investments purchased
Regular delivery	$3,895
Delayed delivery	7,515
TBA sale commitments, at value	4,550
Payable for fund shares redeemed	206
Distributions payable	211
Accrued management fee	97
Other affiliated payables	50
Total Liabilities		16,524
Net Assets		$394,863
Net Assets consist of:
Paid in capital		$434,222
Total accumulated earnings (loss)		(39,359)
Net Assets		$394,863
Net Asset Value, offering price and redemption price per share ($394,863 ÷ 41,347 shares)		$9.55

Statement of Operations
Amounts in thousands		Year ended August 31, 2023
Investment Income
Interest		$7,366
Income from Fidelity Central Funds (including $9 from security lending)		503
Total Income		7,869
Expenses
Management fee	$1,005
Transfer agent fees	338
Fund wide operations fee	177
Total expenses before reductions	1,520
Total expenses after reductions		1,520
Net Investment income (loss)		6,349
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(4,976)
Futures contracts	(2,582)
Swaps	(1)
Total net realized gain (loss)		(7,559)
Change in net unrealized appreciation (depreciation) on:
Investment Securities:
Unaffiliated issuers	(2,074)
Futures contracts	528
Swaps	(1)
TBA Sale commitments	(74)
Total change in net unrealized appreciation (depreciation)		(1,621)
Net gain (loss)		(9,180)
Net increase (decrease) in net assets resulting from operations		$(2,831)
Statement of Changes in Net Assets

Amount in thousands	Year ended August 31, 2023	Year ended August 31, 2022
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,349	$4,376
Net realized gain (loss)	(7,559)	(6,245)
Change in net unrealized appreciation (depreciation)	(1,621)	(31,412)
Net increase (decrease) in net assets resulting from operations	(2,831)	(33,281)
Distributions to shareholders	(5,994)	(4,398)

Share transactions
Proceeds from sales of shares	140,404	30,463
Reinvestment of distributions	5,201	4,023
Cost of shares redeemed	(88,892)	(103,841)

Net increase (decrease) in net assets resulting from share transactions	56,713	(69,355)
Total increase (decrease) in net assets	47,888	(107,034)

Net Assets
Beginning of period	346,975	454,009
End of period	$394,863	$346,975

Other Information
Shares
Sold	14,589	2,983
Issued in reinvestment of distributions	541	393
Redeemed	(9,243)	(10,039)
Net increase (decrease)	5,887	(6,663)

Financial Highlights
Fidelity® Intermediate Government Income Fund

Years ended August 31,	2023	2022	2021	2020	2019
Selected Per-Share Data
Net asset value, beginning of period	$9.79	$10.78	$11.15	$10.77	$10.23
Income from Investment Operations
Net investment income (loss) A,B	.180	.115	.102	.166	.214
Net realized and unrealized gain (loss)	(.251)	(.989)	(.220)	.376	.524
Total from investment operations	(.071)	(.874)	(.118)	.542	.738
Distributions from net investment income	(.169)	(.109)	(.091)	(.162)	(.198)
Distributions from net realized gain	-	(.007)	(.161)	-	-
Total distributions	(.169)	(.116)	(.252)	(.162)	(.198)
Net asset value, end of period	$9.55	$9.79	$10.78	$11.15	$10.77
Total Return C	(.72)%	(8.15)%	(1.07)%	5.07%	7.30%
Ratios to Average Net Assets B,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.88%	1.11%	.94%	1.52%	2.06%
Supplemental Data
Net assets, end of period (in millions)	$395	$347	$454	$551	$529
Portfolio turnover rate F	113%	159%	220%	287%	244%

ACalculated based on average shares outstanding during the period.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

DFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

EExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

FAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

Notes to Financial Statements
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2023 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2023, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$143
Gross unrealized depreciation	(22,262)
Net unrealized appreciation (depreciation)	$(22,119)
Tax Cost	$427,231

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$49
Capital loss carryforward	$(17,269)
Net unrealized appreciation (depreciation) on securities and other investments	$(22,138)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(10,080)
Long-term	(7,189)
Total capital loss carryforward	$(17,269)

The tax character of distributions paid was as follows:

	August 31, 2023	August 31, 2022
Ordinary Income	$5,994	$4,398
Total	$5,994	$4,398

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.
4. Derivative Instruments.
Risk Exposures and the Use of Derivative Instruments. The Fund's investment objectives allow for various types of derivative instruments, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)($)	Change in Net Unrealized Appreciation (Depreciation)($)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	(2,582)	528
Swaps	(1)	(1)
Total Interest Rate Risk	(2,583)	527
Totals	(2,583)	527

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in total accumulated earnings (loss) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.
5. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	181,185	191,757
6. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.
7. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.
8. Security Lending.
Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$1	$-	$-
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund") as of August 31, 2023, the related statement of operations for the year ended August 31, 2023, the statement of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 13, 2023
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Trustees and Officers
TRUSTEES AND OFFICERS
The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. As of August 31, 2023, except for Laura M. Bishop, Robert W. Helm, Christine J. Thompson, and Carol J. Zierhoffer each of the Trustees oversees 313 funds. As of October 18, 2023, the date of their election as Trustee, Ms. Bishop, Mr. Helm, Ms. Thompson, and Ms. Zierhoffer each oversees 229 funds.
The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee. Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.
The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.
Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.
In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.
Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.
Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's alternative investment, high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.
The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."
Interested Trustees*:
Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (1961)
Year of Election or Appointment: 2009
Trustee
Chairman of the Board of Trustees
Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.
Jennifer Toolin McAuliffe (1959)
Year of Election or Appointment: 2016
Trustee
Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL's credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and an international banker at Chemical Bank NA (now JPMorgan Chase & Co.). Ms. McAuliffe also currently serves as director or trustee of several not-for-profit entities.
Christine J. Thompson (1958)
Year of Election or Appointment: 2023
Trustee
Ms. Thompson also serves as a Trustee of other Fidelity® funds. Ms. Thompson serves as Leader of Advanced Technologies for Investment Management at Fidelity Investments (2018-present). Previously, Ms. Thompson served as Chief Investment Officer in the Bond group at Fidelity Management & Research Company (2010-2018) and held various other roles including Director of municipal bond portfolio managers and Portfolio Manager of certain Fidelity® funds.
* Determined to be an "Interested Trustee" by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Independent Trustees:
Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.
Name, Year of Birth; Principal Occupations and Other Relevant Experience+
Elizabeth S. Acton (1951)
Year of Election or Appointment: 2013
Trustee
Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).
Laura M. Bishop (1961)
Year of Election or Appointment: 2023
Trustee
Ms. Bishop also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting). Previously, Ms. Bishop served as a Member of the Advisory Board of certain Fidelity® funds (2022-2023).
Ann E. Dunwoody (1953)
Year of Election or Appointment: 2018
Trustee
General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as a member of the Board, Chair of Nomination Committee and a member of the Corporate Governance Committee of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as President of First to Four LLC (leadership and mentoring services, 2012-2022), a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). General Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of the Noble Reach Foundation (formerly Logistics Management Institute) (consulting non-profit, 2012-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). Previously, General Dunwoody served as a member of the Board of Florida Institute of Technology (2015-2022) and a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-2021). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).
John Engler (1948)
Year of Election or Appointment: 2014
Trustee
Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Previously, Mr. Engler served as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-2022), a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).
Robert F. Gartland (1951)
Year of Election or Appointment: 2010
Trustee
Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).
Robert W. Helm (1957)
Year of Election or Appointment: 2023
Trustee
Mr. Helm also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations, including as a Trustee and member of the Executive Committee of the Baltimore Council on Foreign Affairs, a member of the Board of Directors of the St. Vincent de Paul Society of Baltimore and a member of the Life Guard Society of Mt. Vernon. Previously, Mr. Helm served as a Member of the Advisory Board of certain Fidelity® funds (2021-2023).
Arthur E. Johnson (1947)
Year of Election or Appointment: 2008
Trustee
Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.
Michael E. Kenneally (1954)
Year of Election or Appointment: 2009
Trustee
Chairman of the Independent Trustees
Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank's institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization's equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.
Mark A. Murray (1954)
Year of Election or Appointment: 2016
Trustee
Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).
Carol J. Zierhoffer (1960)
Year of Election or Appointment: 2023
Trustee
Ms. Zierhoffer also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Prior to her retirement, Ms. Zierhoffer held a variety of positions at Bechtel Corporation (engineering company, 2013-2019), including Principal Vice President and Chief Information Officer (2013-2016) and Senior Vice President and Chief Information Officer (2016-2019). Ms. Zierhoffer currently serves as a member of the Board of Directors, Audit Committee and Compensation Committee of Allscripts Healthcare Solutions, Inc. (healthcare technology, 2020-present) and as a member of the Board of Directors, Audit and Finance Committee and Nominating and Governance Committee of Atlas Air Worldwide Holdings, Inc. (aviation operating services, 2021-present). Previously, Ms. Zierhoffer served as a member of the Board of Directors and Audit Committee and as the founding Chair of the Information Technology Committee of MedAssets, Inc. (healthcare technology, 2013-2016), and as a Member of the Advisory Board of certain Fidelity® funds (2023).
+ The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.
Advisory Board Members and Officers:
Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210. Officers appear below in alphabetical order.
Name, Year of Birth; Principal Occupation
Heather Bonner (1977)
Year of Election or Appointment: 2023
Assistant Treasurer
Ms. Bonner also serves as an officer of other funds. Ms. Bonner serves as Senior Vice President (2022-present), and is an employee of Fidelity Investments. Ms. Bonner serves as Assistant Treasurer of Fidelity CRET Trustee LLC (2022-present). Prior to joining Fidelity, Ms. Bonner served as Managing Director at AQR Capital Management (2013-2022) and was the Treasurer and Principal Financial Officer of the AQR Funds (2013-2022).
Craig S. Brown (1977)
Year of Election or Appointment: 2019
Assistant Treasurer
Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present). Previously, Mr. Brown served as Assistant Treasurer of certain Fidelity® funds (2019-2022).
John J. Burke III (1964)
Year of Election or Appointment: 2018
Chief Financial Officer
Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).
Margaret Carey (1973)
Year of Election or Appointment: 2023
Secretary and Chief Legal Officer (CLO)
Ms. Carey also serves as an officer of other funds and as CLO of certain other Fidelity entities. She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments.
David J. Carter (1973)
Year of Election or Appointment: 2020
Assistant Secretary
Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).
Jonathan Davis (1968)
Year of Election or Appointment: 2010
Assistant Treasurer
Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Vice President Assistant Treasurer and is an employee of Fidelity Investments. Mr. Davis serves as Assistant Treasurer of certain Fidelity entities.
Laura M. Del Prato (1964)
Year of Election or Appointment: 2018
President and Treasurer
Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).
Robin Foley (1964)
Year of Election or Appointment: 2023
Vice President
Ms. Foley also serves as Vice President of other funds. Ms. Foley serves as Head of Fidelity's Fixed Income division (2023-present) and is an employee of Fidelity Investments. Previously, Ms. Foley served as Chief Investment Officer of Bonds (2017-2023).
Christopher M. Gouveia (1973)
Year of Election or Appointment: 2023
Chief Compliance Officer
Mr. Gouveia also serves as Chief Compliance Officer of other funds. Mr. Gouveia serves as Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments. Previously, Mr. Gouveia served as Chief Compliance Officer of the North Carolina Capital Management Trust (2016-2019).
Colm A. Hogan (1973)
Year of Election or Appointment: 2016
Assistant Treasurer
Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).
Chris Maher (1972)
Year of Election or Appointment: 2013
Assistant Treasurer
Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).
Brett Segaloff (1972)
Year of Election or Appointment: 2021
Anti-Money Laundering (AML) Officer
Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).
Stacie M. Smith (1974)
Year of Election or Appointment: 2013
Assistant Treasurer
Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of certain Fidelity entities, is an employee of Fidelity Investments, and has served in other fund officer roles.
Jim Wegmann (1979)
Year of Election or Appointment: 2021
Deputy Treasurer
Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023

Fidelity® Intermediate Government Income Fund	.45%
Actual		$ 1,000	$ 1,012.90	$ 2.28
Hypothetical-B		$ 1,000	$ 1,022.94	$ 2.29

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 76.81% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,290,570 of distributions paid in the calendar year 2022 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $5,993,911 of distributions paid during the fiscal year ended 2023 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2024 of amounts for use in preparing 2023 income tax returns.

1.844593.118
SLM-ANN-1023

Item 2.

Code of Ethics

As of the end of the period, August 31, 2023, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$72,300	$-	$11,300	$1,800

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$71,800	$-	$10,900	$1,600

A Amounts may reflect rounding

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Environmental Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund, and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2023 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$76,500	$6,100	$10,100	$2,600
Fidelity Government Income Fund	$74,000	$5,900	$9,800	$2,500
Fidelity Intermediate Government Income Fund	$67,600	$5,600	$9,800	$2,400
Fidelity Series Government Bond Index Fund	$62,100	$5,200	$10,300	$2,200
Fidelity Total Bond Fund	$122,700	$9,700	$11,900	$4,100

August 31, 2022 FeesA

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$73,000	$5,700	$7,600	$2,500
Fidelity Government Income Fund	$68,100	$5,800	$9,300	$2,500
Fidelity Intermediate Government Income Fund	$64,400	$5,400	$9,300	$2,400
Fidelity Series Government Bond Index Fund	$58,600	$5,000	$9,300	$2,200
Fidelity Total Bond Fund	$116,000	$9,100	$11,400	$4,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	August 31, 2023A	August 31, 2022A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

Services Billed by PwC

	August 31, 2023A	August 31, 2022A
Audit-Related Fees	$8,284,200	$7,914,600
Tax Fees	$1,000	$353,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2023A	August 31, 2022A
Deloitte Entities	$255,700	$470,100
PwC	$13,686,000	$13,326,700

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023